American Century Investments®
Quarterly Portfolio Holdings
Strategic Allocation: Aggressive Fund
April 30, 2019

Strategic Allocation: Aggressive - Schedule of Investments
APRIL 30, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 78.0%
Aerospace and Defense — 1.1%
Aerojet Rocketdyne Holdings, Inc.(1)	2,782	94,199
Airbus SE	6,080	831,921
Astronics Corp.(1)	7	233
Boeing Co. (The)	6,770	2,556,961
Embraer SA ADR	59,149	1,183,571
Hexcel Corp.	874	61,801
L3 Technologies, Inc.	3,152	688,964
Lockheed Martin Corp.	6,384	2,127,979
Mercury Systems, Inc.(1)	1,157	84,484
Raytheon Co.	3,544	629,379
Textron, Inc.	4,017	212,901
		8,472,393
Air Freight and Logistics — 0.3%
CH Robinson Worldwide, Inc.	12,071	977,751
United Parcel Service, Inc., Class B	9,954	1,057,314
XPO Logistics, Inc.(1)	5,161	351,361
		2,386,426
Airlines — 0.4%
Delta Air Lines, Inc.	13,995	815,769
Southwest Airlines Co.	38,693	2,098,321
		2,914,090
Auto Components — 0.6%
Aptiv plc	12,458	1,067,651
BorgWarner, Inc.	27,730	1,158,282
Hyundai Mobis Co. Ltd.	6,928	1,379,437
Hyundai Wia Corp.	5,218	222,966
Leoni AG	21,841	502,382
NOK Corp.	13,400	214,973
		4,545,691
Automobiles — 1.3%
Astra International Tbk PT	440,100	235,479
Brilliance China Automotive Holdings Ltd.	392,000	430,055
Geely Automobile Holdings Ltd.	212,000	426,429
Honda Motor Co. Ltd. ADR	50,581	1,410,704
Hyundai Motor Co.	14,746	1,748,572
Kia Motors Corp.	37,523	1,453,739
Mazda Motor Corp.	96,200	1,141,376
Nissan Motor Co. Ltd.	236,500	1,891,667
Peugeot SA	15,480	405,739
Renault SA	11,473	782,850
Thor Industries, Inc.	6,781	446,665
		10,373,275

Banks — 6.5%
Ameris Bancorp	1,209	44,080
Banco Bradesco SA ADR	55,600	503,736
Bancolombia SA ADR	3,535	179,295
Bank Central Asia Tbk PT	170,400	343,781
Bank of America Corp.	101,643	3,108,243
Bank of NT Butterfield & Son Ltd. (The)	1,500	60,030
Bank OZK	2,007	65,529
Bank Rakyat Indonesia Persero Tbk PT	2,098,900	643,629
BankUnited, Inc.	8,006	292,859
Barclays plc	1,039,410	2,228,753
BB&T Corp.	75,182	3,849,318
BNP Paribas SA	42,770	2,278,443
Capitec Bank Holdings Ltd.	5,620	525,261
Central Pacific Financial Corp.	4,648	139,486
China Construction Bank Corp., H Shares	845,000	745,278
Comerica, Inc.	15,664	1,231,034
Commerce Bancshares, Inc.	9,417	569,069
Commercial International Bank Egypt S.A.E.	50,663	225,343
Commercial International Bank Egypt S.A.E. GDR	11,011	48,181
Commerzbank AG(1)	212,981	1,913,609
Credicorp Ltd.	2,195	519,996
Erste Group Bank AG(1)	14,782	592,297
Fifth Third Bancorp	8,553	246,497
FinecoBank Banca Fineco SpA	24,162	319,033
First Abu Dhabi Bank PJSC	78,993	344,088
First BanCorp	4,150	46,895
First Hawaiian, Inc.	35,083	970,045
Glacier Bancorp, Inc.	1,572	66,951
Hana Financial Group, Inc.	28,663	903,071
HDFC Bank Ltd.	34,021	1,133,937
Hilltop Holdings, Inc.	5,283	111,102
Home BancShares, Inc.	16,458	315,829
Independent Bank Corp.	880	18,946
Industrial & Commercial Bank of China Ltd., H Shares	942,770	708,254
Itau Unibanco Holding SA ADR	9,459	81,820
JPMorgan Chase & Co.	53,151	6,168,174
Kasikornbank PCL NVDR	40,900	244,789
KBC Group NV	8,280	614,019
LegacyTexas Financial Group, Inc.	5,159	206,773
M&T Bank Corp.	4,098	696,947
Mitsubishi UFJ Financial Group, Inc.	396,100	1,984,780
Moneta Money Bank AS	54,346	174,185
Origin Bancorp, Inc.	3,959	137,932
OTP Bank Nyrt.	12,122	537,227
PNC Financial Services Group, Inc. (The)	18,270	2,501,711
Prosperity Bancshares, Inc.	4,517	332,632
Sberbank of Russia PJSC ADR (London)	28,551	410,444
Seacoast Banking Corp. of Florida(1)	2,647	75,069

Signature Bank	1,235	163,106
Societe Generale SA	26,771	848,160
South State Corp.	2,177	164,712
Standard Chartered plc (Hong Kong)	6,200	56,275
Standard Chartered plc (London)	229,055	2,094,312
Sumitomo Mitsui Financial Group, Inc.	21,200	768,401
SunTrust Banks, Inc.	21,287	1,393,873
Texas Capital Bancshares, Inc.(1)	3,731	241,508
U.S. Bancorp	52,330	2,790,236
UMB Financial Corp.	13,005	908,529
UniCredit SpA	35,973	497,385
Valley National Bancorp	30,162	316,098
Wells Fargo & Co.	43,292	2,095,766
Westamerica Bancorporation	7,785	499,953
		52,296,714
Beverages — 1.0%
Brown-Forman Corp., Class B	5,236	279,026
Coca-Cola Co. (The)	36,564	1,793,830
Constellation Brands, Inc., Class A	4,009	848,585
Diageo plc	29,520	1,244,883
Fevertree Drinks plc	5,290	217,798
Kweichow Moutai Co. Ltd., A Shares	2,000	289,143
MGP Ingredients, Inc.	1,230	108,080
Molson Coors Brewing Co., Class B	4,495	288,534
Monster Beverage Corp.(1)	415	24,734
PepsiCo, Inc.	19,136	2,450,365
Treasury Wine Estates Ltd.	40,650	493,347
		8,038,325
Biotechnology — 1.3%
AbbVie, Inc.	12,171	966,256
Abcam plc	10,151	172,570
Acceleron Pharma, Inc.(1)	1,430	58,244
Aimmune Therapeutics, Inc.(1)	2,136	43,019
Alder Biopharmaceuticals, Inc.(1)	1,966	26,718
Alexion Pharmaceuticals, Inc.(1)	1,292	175,880
Amarin Corp. plc ADR(1)	1,658	31,005
Amgen, Inc.	5,581	1,000,785
Amicus Therapeutics, Inc.(1)	5,127	68,394
AnaptysBio, Inc.(1)	372	27,052
Arena Pharmaceuticals, Inc.(1)	1,848	84,546
Argenx SE(1)	1,220	156,454
Array BioPharma, Inc.(1)	20,739	468,909
Biogen, Inc.(1)	5,735	1,314,691
Blueprint Medicines Corp.(1)	786	59,429
Celgene Corp.(1)	7,262	687,421
CSL Ltd.	8,560	1,198,290
Exact Sciences Corp.(1)	4,111	405,715
Exelixis, Inc.(1)	8,349	164,141
FibroGen, Inc.(1)	1,068	49,908

Flexion Therapeutics, Inc.(1)	2,162	22,917
Galapagos NV(1)	2,090	240,359
Genomic Health, Inc.(1)	883	56,803
Gilead Sciences, Inc.	8,695	565,523
Global Blood Therapeutics, Inc.(1)	610	33,794
Halozyme Therapeutics, Inc.(1)	2,451	39,535
Heron Therapeutics, Inc.(1)	2,042	44,271
Immunomedics, Inc.(1)	23,707	379,786
Incyte Corp.(1)	1,006	77,261
Insmed, Inc.(1)	1,976	60,149
Medy-Tox, Inc.	14	6,704
Mirati Therapeutics, Inc.(1)	312	18,561
MorphoSys AG(1)	1,123	111,329
PeptiDream, Inc.(1)	4,500	243,250
Portola Pharmaceuticals, Inc.(1)	1,424	50,267
Principia Biopharma, Inc.(1)	1,053	31,495
REGENXBIO, Inc.(1)	533	26,863
Sage Therapeutics, Inc.(1)	218	36,674
Sarepta Therapeutics, Inc.(1)	3,729	436,069
Ultragenyx Pharmaceutical, Inc.(1)	703	46,398
Vertex Pharmaceuticals, Inc.(1)	3,253	549,692
Viking Therapeutics, Inc.(1)	3,916	30,662
		10,267,789
Building Products — 0.5%
CSW Industrials, Inc.(1)	886	53,116
Fortune Brands Home & Security, Inc.	1,845	97,379
Gibraltar Industries, Inc.(1)	1,950	77,357
Johnson Controls International plc	78,745	2,952,937
Masco Corp.	9,433	368,453
PGT Innovations, Inc.(1)	6,926	101,535
Trex Co., Inc.(1)	5,578	386,388
		4,037,165
Capital Markets — 2.3%
Ameriprise Financial, Inc.	16,821	2,468,818
Ares Management Corp., Class A	12,646	309,195
Artisan Partners Asset Management, Inc., Class A	1,792	50,785
Ashmore Group plc	17,347	103,891
B3 SA - Brasil Bolsa Balcao	45,600	401,796
Bank of New York Mellon Corp. (The)	42,480	2,109,557
Burford Capital Ltd.	9,306	198,758
Charles Schwab Corp. (The)	20,123	921,231
Credit Suisse Group AG(1)	79,382	1,061,936
Donnelley Financial Solutions, Inc.(1)	11,939	182,786
Euronext NV	3,279	227,919
Evercore, Inc., Class A	1,349	131,433
Hamilton Lane, Inc., Class A	1,687	82,427
Hong Kong Exchanges & Clearing Ltd.	14,900	517,331
Intermediate Capital Group plc	22,750	351,187
Invesco Ltd.	82,011	1,801,782

London Stock Exchange Group plc	15,630	1,024,805
LPL Financial Holdings, Inc.	23,127	1,713,480
MSCI, Inc.	4,337	977,473
Northern Trust Corp.	17,337	1,708,561
Partners Group Holding AG	760	572,654
Piper Jaffray Cos.	305	24,583
S&P Global, Inc.	3,740	825,268
State Street Corp.	8,245	557,857
TD Ameritrade Holding Corp.	1,826	96,011
		18,421,524
Chemicals — 0.9%
CF Industries Holdings, Inc.	12,604	564,407
Chr Hansen Holding A/S	4,930	503,531
Dow, Inc.(1)	18,773	1,064,992
DowDuPont, Inc.	20,350	782,458
Eastman Chemical Co.	8,825	696,116
Ferro Corp.(1)	5,245	93,728
Innophos Holdings, Inc.	4,760	153,225
KH Neochem Co. Ltd.	7,200	207,412
Koninklijke DSM NV	5,910	677,232
Minerals Technologies, Inc.	3,305	207,455
Nutrien Ltd.	6,060	328,670
PolyOne Corp.	750	20,730
Scotts Miracle-Gro Co. (The)	6	510
Sika AG	3,805	583,384
Symrise AG	10,580	1,017,719
		6,901,569
Commercial Services and Supplies — 1.0%
Advanced Disposal Services, Inc.(1)	3,455	111,735
Babcock International Group plc	301,219	2,065,678
Brink's Co. (The)	3,902	311,887
Casella Waste Systems, Inc., Class A(1)	1,940	72,401
CECO Environmental Corp.(1)	7,235	56,144
Charah Solutions, Inc.(1)	12,878	90,661
Clean Harbors, Inc.(1)	1,756	133,456
Cleanaway Waste Management Ltd.	126,495	200,648
Deluxe Corp.	3,384	151,332
Edenred	6,910	326,262
Healthcare Services Group, Inc.	1,673	56,631
HomeServe plc	18,987	268,923
MSA Safety, Inc.	2,008	220,699
Raksul, Inc.(1)	2,300	92,268
Rentokil Initial plc	33,532	170,916
Republic Services, Inc.	20,100	1,664,682
Waste Management, Inc.	19,259	2,067,261
		8,061,584
Communications Equipment — 0.6%
AudioCodes Ltd.	3,102	43,707
Casa Systems, Inc.(1)	11,515	110,429

Cisco Systems, Inc.	60,311	3,374,400
F5 Networks, Inc.(1)	2,205	345,965
Lumentum Holdings, Inc.(1)	963	59,677
Quantenna Communications, Inc.(1)	827	20,137
Telefonaktiebolaget LM Ericsson, B Shares	69,150	684,788
Ubiquiti Networks, Inc.	104	17,727
Viavi Solutions, Inc.(1)	4,293	57,097
		4,713,927
Construction and Engineering — 0.3%
Badger Daylighting Ltd.	9,411	317,447
Comfort Systems USA, Inc.	381	20,612
Dycom Industries, Inc.(1)	3,643	180,656
Hazama Ando Corp.	36,200	244,274
Jacobs Engineering Group, Inc.	10,098	787,038
JGC Corp.	21,300	305,523
Larsen & Toubro Ltd.	10,249	198,727
SHO-BOND Holdings Co. Ltd.	2,300	157,264
Valmont Industries, Inc.	313	42,205
		2,253,746
Construction Materials — 0.4%
Anhui Conch Cement Co. Ltd., H Shares	77,500	471,762
Cemex SAB de CV ADR(1)	87,630	403,098
CRH plc	20,727	696,855
POSCO Chemtech Co. Ltd.	4,492	220,605
Taiwan Cement Corp.	223,300	303,688
Taiwan Cement Corp. Preference Shares(1)	18,866	32,237
Tecnoglass, Inc.	7,559	54,274
Vulcan Materials Co.	5,805	732,069
		2,914,588
Consumer Finance — 0.4%
American Express Co.	6,630	777,235
Bharat Financial Inclusion Ltd.(1)	33,226	481,724
Discover Financial Services	13,964	1,137,926
Green Dot Corp., Class A(1)	1,778	113,383
Muangthai Capital PCL	139,400	224,849
Synchrony Financial	14,401	499,283
		3,234,400
Containers and Packaging — 0.5%
Ball Corp.	10,828	649,030
Berry Global Group, Inc.(1)	1,808	106,310
Graphic Packaging Holding Co.	76,864	1,066,872
Packaging Corp. of America	13,579	1,346,494
Rengo Co. Ltd.	14,200	124,981
Silgan Holdings, Inc.	7,059	211,347
Sonoco Products Co.	6,183	389,900
Westrock Co.	8,058	309,266
		4,204,200
Distributors — 0.1%
Core-Mark Holding Co., Inc.	1,977	71,864

Genuine Parts Co.	3,486	357,455
LKQ Corp.(1)	18,703	562,960
Pool Corp.	404	74,231
		1,066,510
Diversified Consumer Services — 0.2%
Bright Horizons Family Solutions, Inc.(1)	537	68,817
Chegg, Inc.(1)	3,075	109,624
China Education Group Holdings Ltd.	177,000	274,100
frontdoor, Inc.(1)	988	34,817
Grand Canyon Education, Inc.(1)	771	89,351
New Oriental Education & Technology Group, Inc. ADR(1)	5,762	550,040
TAL Education Group ADR(1)	18,929	728,199
		1,854,948
Diversified Financial Services — 0.3%
Berkshire Hathaway, Inc., Class B(1)	4,692	1,016,803
Chailease Holding Co. Ltd.	160,820	683,381
Compass Diversified Holdings	20,183	333,827
Zenkoku Hosho Co. Ltd.	4,700	163,545
		2,197,556
Diversified Telecommunication Services — 0.8%
AT&T, Inc.	6,614	204,770
Cellnex Telecom SA(1)	19,729	606,904
Koninklijke KPN NV	145,560	446,657
Telekomunikasi Indonesia Persero Tbk PT	1,926,600	514,132
Verizon Communications, Inc.	84,830	4,851,428
		6,623,891
Electric Utilities — 0.8%
Edison International	6,125	390,591
Eversource Energy	22,894	1,640,584
Pinnacle West Capital Corp.	18,980	1,808,225
Xcel Energy, Inc.	46,651	2,635,781
		6,475,181
Electrical Equipment — 1.2%
AMETEK, Inc.	15,589	1,374,482
AZZ, Inc.	395	18,759
Eaton Corp. plc	18,443	1,527,449
Emerson Electric Co.	24,405	1,732,511
Hubbell, Inc.	11,271	1,438,180
Melrose Industries plc	249,856	662,271
nVent Electric plc	17,768	496,616
Rockwell Automation, Inc.	3,817	689,770
Schneider Electric SE	5,169	437,594
Signify NV	47,537	1,429,882
		9,807,514
Electronic Equipment, Instruments and Components — 1.3%
Anritsu Corp.	38,900	672,661
Avnet, Inc.	2,889	140,434
Barco NV	1,630	289,605
Belden, Inc.	3,160	175,538

CDW Corp.	21,087	2,226,787
Chroma ATE, Inc.	71,000	338,972
Coherent, Inc.(1)	1,242	183,829
Dolby Laboratories, Inc., Class A	1,541	99,687
Electrocomponents plc	32,009	269,915
FLIR Systems, Inc.	159	8,418
Hexagon AB, B Shares	13,050	711,586
Isra Vision AG	4,708	188,234
Keyence Corp.	1,700	1,059,472
Keysight Technologies, Inc.(1)	13,902	1,209,891
Murata Manufacturing Co. Ltd.	8,700	468,405
National Instruments Corp.	6,389	300,922
Samsung Electro-Mechanics Co. Ltd.	2,174	202,103
Sunny Optical Technology Group Co. Ltd.	31,800	386,316
TE Connectivity Ltd.	17,385	1,662,875
Tech Data Corp.(1)	1,196	127,506
Zebra Technologies Corp., Class A(1)	443	93,535
		10,816,691
Energy Equipment and Services — 0.6%
Baker Hughes a GE Co.	55,684	1,337,529
C&J Energy Services, Inc.(1)	1,134	15,933
DMC Global, Inc.	1,369	94,872
Dril-Quip, Inc.(1)	1,314	57,238
Halliburton Co.	7,580	214,741
Liberty Oilfield Services, Inc., Class A	1,436	21,411
Modec, Inc.	5,800	178,472
National Oilwell Varco, Inc.	8,868	231,809
NCS Multistage Holdings, Inc.(1)	7,005	27,810
Schlumberger Ltd.	38,660	1,650,009
Subsea 7 SA	32,285	409,447
Tecnicas Reunidas SA	25,851	770,395
		5,009,666
Entertainment — 1.1%
Activision Blizzard, Inc.	17,485	842,952
Electronic Arts, Inc.(1)	12,459	1,179,244
Entertainment One Ltd.	58,780	366,701
Liberty Media Corp-Liberty Formula One, Class C(1)	5,668	219,975
Live Nation Entertainment, Inc.(1)	2,896	189,225
Netflix, Inc.(1)	3,545	1,313,564
Rosetta Stone, Inc.(1)	1,056	26,632
Take-Two Interactive Software, Inc.(1)	17,196	1,665,089
Ubisoft Entertainment SA(1)	3,400	324,498
Vivendi SA	16,430	477,540
Walt Disney Co. (The)	14,622	2,002,775
World Wrestling Entertainment, Inc., Class A	1,643	137,766
Zynga, Inc., Class A(1)	19,569	110,760
		8,856,721
Equity Real Estate Investment Trusts (REITs) — 3.6%
Advance Residence Investment Corp.	63	175,884

Agree Realty Corp.	4,818	315,434
Alexandria Real Estate Equities, Inc.	4,566	650,153
Allied Properties Real Estate Investment Trust	4,935	174,716
American Tower Corp.	1,291	252,132
Americold Realty Trust	25,856	827,651
Boston Properties, Inc.	3,334	458,825
Brandywine Realty Trust	8,645	133,047
Brixmor Property Group, Inc.	31,598	564,972
Camden Property Trust	5,236	527,003
Canadian Apartment Properties REIT	5,355	191,584
CapitaLand Commercial Trust	70,000	99,871
CareTrust REIT, Inc.	12,832	311,176
Charter Hall Group	43,961	304,020
Community Healthcare Trust, Inc.	1,564	57,055
CoreSite Realty Corp.	667	72,976
Embassy Office Parks REIT(1)	9,200	42,383
Empire State Realty Trust, Inc., Class A	21,503	332,436
Equinix, Inc.	981	446,061
Equity Residential	14,084	1,076,299
Essential Properties Realty Trust, Inc.	6,819	141,017
Extra Space Storage, Inc.	1,595	165,386
Fibra Uno Administracion SA de CV	1,185,519	1,757,228
Gaming and Leisure Properties, Inc.	18,583	750,382
Gecina SA	1,838	274,415
GEO Group, Inc. (The)	17,047	341,281
GLP J-Reit	227	244,565
Goodman Group	53,881	499,874
HCP, Inc.	18,346	546,344
Healthcare Trust of America, Inc., Class A	23,797	656,321
Highwoods Properties, Inc.	1,103	49,172
Host Hotels & Resorts, Inc.	23,032	443,136
Hudson Pacific Properties, Inc.	9,503	331,275
Inmobiliaria Colonial Socimi SA	22,605	243,298
Invitation Homes, Inc.	20,402	507,194
Japan Hotel REIT Investment Corp.	343	279,645
JBG SMITH Properties	4,594	195,475
Kite Realty Group Trust	10,948	172,869
Lexington Realty Trust	6,128	55,581
Life Storage, Inc.	3,129	298,162
Link REIT	43,000	500,993
Mapletree Commercial Trust	114,500	162,471
Mapletree Industrial Trust	74,800	113,313
MedEquities Realty Trust, Inc.	3,788	40,570
MGM Growth Properties LLC, Class A	19,153	617,876
National Health Investors, Inc.	858	64,719
Northview Apartment Real Estate Investment Trust	6,918	145,517
Orix JREIT, Inc.	499	875,904
Piedmont Office Realty Trust, Inc., Class A	24,686	513,963
Prologis, Inc.	12,598	965,889

Regency Centers Corp.	6,426	431,634
Rexford Industrial Realty, Inc.	11,109	420,920
RLJ Lodging Trust	2,456	45,215
Ryman Hospitality Properties, Inc.	3,467	275,973
Sabra Health Care REIT, Inc.	5,023	98,250
Safestore Holdings plc	19,092	160,336
SBA Communications Corp.(1)	14,630	2,980,570
Segro plc	64,604	571,669
STORE Capital Corp.	12,201	406,537
Summit Hotel Properties, Inc.	5,228	60,697
Sun Communities, Inc.	5,517	679,032
UDR, Inc.	10,032	450,938
UNITE Group plc (The)	25,110	308,476
Urstadt Biddle Properties, Inc., Class A	1,552	34,035
Weingarten Realty Investors	3,477	100,624
Welltower, Inc.	5,813	433,243
Weyerhaeuser Co.	96,818	2,594,722
		29,020,384
Food and Staples Retailing — 0.7%
Ain Holdings, Inc.	1,900	150,601
Alimentation Couche-Tard, Inc., B Shares	9,680	570,742
BIM Birlesik Magazalar AS	12,923	179,867
Cosmos Pharmaceutical Corp.	400	63,952
Costco Wholesale Corp.	1,859	456,440
CP ALL PCL	129,900	314,370
Kobe Bussan Co. Ltd.	4,600	183,299
Koninklijke Ahold Delhaize NV	11,758	282,856
President Chain Store Corp.	21,000	195,736
Sysco Corp.	17,313	1,218,316
Wal-Mart de Mexico SAB de CV	172,626	507,195
Walmart, Inc.	12,946	1,331,367
Weis Markets, Inc.	1,003	42,176
		5,496,917
Food Products — 1.5%
a2 Milk Co. Ltd.(1)	45,720	514,411
Associated British Foods plc	17,620	588,366
Conagra Brands, Inc.	41,893	1,289,467
Danone SA	13,120	1,061,042
General Mills, Inc.	27,339	1,407,138
Hain Celestial Group, Inc. (The)(1)	8,953	195,354
Hershey Co. (The)	8,935	1,115,535
Hostess Brands, Inc.(1)	1,060	14,204
J.M. Smucker Co. (The)	2,662	326,441
Kellogg Co.	12,924	779,317
Kerry Group plc, A Shares	5,130	574,668
Mondelez International, Inc., Class A	55,540	2,824,209
Nestle India Ltd.	1,498	235,151
Nomad Foods Ltd.(1)	11,065	230,152
Orion Corp/Republic of Korea	2,458	203,933

Orkla ASA	103,299	809,861
		12,169,249
Gas Utilities — 0.2%
Atmos Energy Corp.	4,140	423,688
China Gas Holdings Ltd.	94,600	304,630
Indraprastha Gas Ltd.	43,973	197,737
Rubis SCA	2,198	120,311
Spire, Inc.	5,487	461,950
		1,508,316
Health Care Equipment and Supplies — 3.0%
ABIOMED, Inc.(1)	1,579	438,030
Alcon, Inc.(1)	5,324	306,602
Align Technology, Inc.(1)	2,414	783,778
Baxter International, Inc.	15,568	1,187,838
Boston Scientific Corp.(1)	21,260	789,171
Danaher Corp.	10,381	1,374,860
DexCom, Inc.(1)	2,676	323,983
Edwards Lifesciences Corp.(1)	2,142	377,142
Elekta AB, B Shares	22,558	267,172
Haemonetics Corp.(1)	6,811	594,464
Hill-Rom Holdings, Inc.	5,206	527,993
Hologic, Inc.(1)	27,821	1,290,338
Hoya Corp.	8,200	577,724
ICU Medical, Inc.(1)	1,799	409,273
IDEXX Laboratories, Inc.(1)	776	180,032
Insulet Corp.(1)	5,026	433,493
Integer Holdings Corp.(1)	6,449	445,561
Intuitive Surgical, Inc.(1)	896	457,524
Masimo Corp.(1)	4,493	584,764
Medtronic plc	55,183	4,900,802
Merit Medical Systems, Inc.(1)	2,011	112,978
Nihon Kohden Corp.	5,100	148,899
NuVasive, Inc.(1)	2,217	134,350
Penumbra, Inc.(1)	1,701	228,785
ResMed, Inc.	6,331	661,653
Siemens Healthineers AG	9,442	402,990
Silk Road Medical, Inc.(1)	2,131	88,735
STERIS plc	5,325	697,469
Straumann Holding AG	640	517,562
Surmodics, Inc.(1)	1,319	57,297
Sysmex Corp.	6,400	366,408
Terumo Corp.	20,800	627,603
Varian Medical Systems, Inc.(1)	339	46,162
Zimmer Biomet Holdings, Inc.	32,901	4,052,087
		24,393,522
Health Care Providers and Services — 1.6%
Acadia Healthcare Co., Inc.(1)	1,529	48,959
Amedisys, Inc.(1)	4,611	589,378
Amplifon SpA	9,113	175,070

Cardinal Health, Inc.	15,329	746,676
Centene Corp.(1)	8,656	446,303
Chemed Corp.	158	51,631
CorVel Corp.(1)	346	24,843
Covetrus, Inc.(1)	15,174	498,769
Encompass Health Corp.	14,141	911,388
Ensign Group, Inc. (The)	1,810	93,251
HealthEquity, Inc.(1)	2,383	161,448
Henry Schein, Inc.(1)	7,122	456,235
Korian SA	8,166	328,585
McKesson Corp.	11,559	1,378,411
NMC Health plc	8,716	322,157
Premier, Inc., Class A(1)	3,806	126,473
Providence Service Corp. (The)(1)	2,685	178,096
Quest Diagnostics, Inc.	23,775	2,291,435
R1 RCM, Inc.(1)	13,037	136,497
Solasto Corp.	9,600	96,416
UnitedHealth Group, Inc.	16,185	3,772,238
		12,834,259
Health Care Technology — 0.2%
Cerner Corp.(1)	22,917	1,522,835
Inspire Medical Systems, Inc.(1)	1,117	57,738
Teladoc Health, Inc.(1)	2,133	121,325
Veeva Systems, Inc., Class A(1)	1,590	222,393
		1,924,291
Hotels, Restaurants and Leisure — 1.4%
Carnival Corp.	23,195	1,272,478
Chipotle Mexican Grill, Inc.(1)	1,154	793,998
Churchill Downs, Inc.	1,352	136,349
Dalata Hotel Group plc	30,560	201,895
Darden Restaurants, Inc.	14,544	1,710,374
Domino's Pizza, Inc.	4,081	1,104,237
Extended Stay America, Inc.	5,396	96,642
Huazhu Group Ltd. ADR	7,973	338,055
Jubilant Foodworks Ltd.	18,038	345,007
Kyoritsu Maintenance Co. Ltd.	3,200	164,525
Las Vegas Sands Corp.	7,313	490,337
Melco International Development Ltd.	136,000	334,183
Minor International PCL	167,900	197,226
Planet Fitness, Inc., Class A(1)	6,275	475,017
PlayAGS, Inc.(1)	6,049	145,902
Red Robin Gourmet Burgers, Inc.(1)	2,943	94,264
Red Rock Resorts, Inc., Class A	20,174	544,295
Royal Caribbean Cruises Ltd.	11,458	1,385,731
Ruth's Hospitality Group, Inc.	1,166	30,293
Sodexo SA	4,351	499,015
SSP Group plc	21,752	197,448
Starbucks Corp.	4,698	364,941
Texas Roadhouse, Inc.	1,614	87,172

Wynn Resorts Ltd.	3,849	555,988
		11,565,372
Household Durables — 0.6%
Breville Group Ltd.	1,750	23,732
Haier Electronics Group Co. Ltd.(1)	87,000	249,097
Haseko Corp.	113,900	1,377,640
Iida Group Holdings Co. Ltd.	71,800	1,214,449
Pressance Corp.	16,500	202,231
PulteGroup, Inc.	38,138	1,199,822
Skyline Champion Corp.	2,366	49,946
Token Corp.	6,300	382,469
TopBuild Corp.(1)	1,352	96,303
		4,795,689
Household Products — 0.9%
Central Garden & Pet Co., Class A(1)	1,677	41,053
Church & Dwight Co., Inc.	5,688	426,316
Colgate-Palmolive Co.	23,219	1,690,111
Kimberly-Clark Corp.	4,158	533,804
Pigeon Corp.	3,800	161,735
Procter & Gamble Co. (The)	32,741	3,486,262
Spectrum Brands Holdings, Inc.	3,088	190,128
Unicharm Corp.	13,600	447,223
		6,976,632
Independent Power and Renewable Electricity Producers — 0.1%
NRG Energy, Inc.	10,619	437,184

Industrial Conglomerates — 0.4%
Honeywell International, Inc.	4,497	780,814
Rheinmetall AG	3,568	410,104
Roper Technologies, Inc.	1,727	621,202
Siemens AG	8,980	1,077,084
		2,889,204
Insurance — 1.9%
Aegon NV	402,684	2,103,564
Aflac, Inc.	28,176	1,419,507
AIA Group Ltd.	161,200	1,645,496
AMERISAFE, Inc.	2,724	161,315
Arthur J. Gallagher & Co.	2,096	175,268
ASR Nederland NV	5,165	229,943
Axis Capital Holdings Ltd.	3,602	204,774
Brown & Brown, Inc.	9,532	302,641
Chubb Ltd.	21,431	3,111,781
Discovery Ltd.	22,510	226,681
Goosehead Insurance, Inc., Class A	3,090	94,152
Hanover Insurance Group, Inc. (The)	926	111,685
James River Group Holdings Ltd.	3,740	157,903
Kemper Corp.	1,371	123,226
Kinsale Capital Group, Inc.	1,629	118,265
NN Group NV	15,424	671,754

Palomar Holdings, Inc.(1)	1,986	39,680
Ping An Insurance Group Co. of China Ltd., H Shares	63,500	765,122
ProAssurance Corp.	10,860	407,576
Progressive Corp. (The)	21,166	1,654,123
Prudential plc	15,680	355,324
Reinsurance Group of America, Inc.	3,805	576,496
RenaissanceRe Holdings Ltd.	1,292	200,725
Torchmark Corp.	2,340	205,124
Travelers Cos., Inc. (The)	1,471	211,456
Trupanion, Inc.(1)	1,906	62,517
White Mountains Insurance Group Ltd.	86	80,757
		15,416,855
Interactive Media and Services — 3.1%
Alphabet, Inc., Class A(1)	9,949	11,928,453
Care.com, Inc.(1)	237	3,970
Facebook, Inc., Class A(1)	37,320	7,217,688
Pinterest, Inc., Class A(1)	13,740	425,665
Tencent Holdings Ltd.	60,700	3,007,245
Twitter, Inc.(1)	41,024	1,637,268
Yandex NV, A Shares(1)	25,944	971,084
		25,191,373
Internet and Direct Marketing Retail — 2.4%
Alibaba Group Holding Ltd. ADR(1)	15,705	2,914,377
Amazon.com, Inc.(1)	6,050	11,655,446
Baozun, Inc. ADR(1)	10,359	502,411
eBay, Inc.(1)	36,339	1,408,136
Etsy, Inc.(1)	2,345	158,381
Expedia Group, Inc.	5,759	747,749
Moneysupermarket.com Group plc	33,890	160,747
Naspers Ltd., N Shares	3,958	1,010,999
Shutterfly, Inc.(1)	1,690	74,073
Takeaway.com NV(1)	1,946	167,808
Yume No Machi Souzou Iinkai Co. Ltd.	7,300	109,488
		18,909,615
IT Services — 3.0%
Accenture plc, Class A	64	11,691
Adyen NV(1)	666	542,164
Afterpay Touch Group Ltd.(1)	9,006	163,008
Akamai Technologies, Inc.(1)	15,260	1,221,716
Booz Allen Hamilton Holding Corp.	21,836	1,294,657
Euronet Worldwide, Inc.(1)	517	77,493
EVERTEC, Inc.	11,714	366,765
Evo Payments, Inc., Class A(1)	1,578	46,882
Fiserv, Inc.(1)	17,287	1,508,118
FleetCor Technologies, Inc.(1)	5,722	1,493,156
GDS Holdings Ltd. ADR(1)	29,358	1,148,779
Genpact Ltd.	2,317	84,107
GMO Payment Gateway, Inc.	5,000	393,703
International Business Machines Corp.	1,560	218,821

InterXion Holding NV(1)	17,671	1,222,657
Keywords Studios plc	8,327	170,007
MasterCard, Inc., Class A	1,770	450,005
Nexi SpA(1)	28,777	259,437
NEXTDC Ltd.(1)	50,637	228,105
Obic Co. Ltd.	3,600	417,745
Pagseguro Digital Ltd., Class A(1)	10,477	273,031
PayPal Holdings, Inc.(1)	29,908	3,372,725
Presidio, Inc.	7,909	118,793
SCSK Corp.	2,300	109,120
Solutions 30 SE(1)	17,136	231,260
Square, Inc., Class A(1)	10,638	774,659
Tata Consultancy Services Ltd.	10,996	357,389
Total System Services, Inc.	1,230	125,755
VeriSign, Inc.(1)	1,803	356,002
Visa, Inc., Class A	43,507	7,153,856
		24,191,606
Leisure Products†
Malibu Boats, Inc., Class A(1)	2,698	112,291
Thule Group AB	9,050	210,497
		322,788
Life Sciences Tools and Services — 1.0%
Agilent Technologies, Inc.	27,848	2,186,068
Bio-Rad Laboratories, Inc., Class A(1)	962	289,495
Bruker Corp.	13,373	516,198
ICON plc(1)	2,160	295,013
Illumina, Inc.(1)	4,305	1,343,160
Lonza Group AG(1)	3,530	1,090,486
NeoGenomics, Inc.(1)	4,081	85,007
PRA Health Sciences, Inc.(1)	883	85,492
QIAGEN NV(1)	8,242	321,108
Siegfried Holding AG(1)	483	183,586
Tecan Group AG	890	201,050
Thermo Fisher Scientific, Inc.	6,299	1,747,658
		8,344,321
Machinery — 1.7%
Allison Transmission Holdings, Inc.	17,769	832,655
Atlas Copco AB, A Shares	9,870	306,669
Atlas Copco AB, B Shares	44,356	1,263,139
ATS Automation Tooling Systems, Inc.(1)	12,027	192,565
Chart Industries, Inc.(1)	1,850	163,299
CRRC Corp. Ltd., H Shares	275,000	239,932
Cummins, Inc.	18,045	3,000,703
Doosan Infracore Co. Ltd.(1)	25,785	160,534
EnPro Industries, Inc.	2,535	188,401
Gardner Denver Holdings, Inc.(1)	3,935	132,806
Georg Fischer AG	272	264,959
Global Brass & Copper Holdings, Inc.	2,863	124,226
Graham Corp.	732	15,152

Hurco Cos., Inc.	908	35,712
Hyundai Heavy Industries Co. Ltd.(1)	3,106	331,812
IMI plc	45,393	622,862
Ingersoll-Rand plc	9,928	1,217,272
Interroll Holding AG	49	107,122
Kennametal, Inc.	2,554	103,948
Konecranes Oyj	6,243	260,526
Kornit Digital Ltd.(1)	1,942	55,988
Milacron Holdings Corp.(1)	6,070	88,683
Nabtesco Corp.	8,800	269,959
Nachi-Fujikoshi Corp.	1,500	74,971
PACCAR, Inc.	5,465	391,676
Parker-Hannifin Corp.	6,603	1,195,671
Rotork plc	37,552	153,056
SMC Corp.	900	374,071
Snap-on, Inc.	4,382	737,403
Tadano Ltd.	11,000	114,810
Timken Co. (The)	3,788	181,635
Valmet Oyj	4,370	120,102
VAT Group AG(1)	893	110,897
		13,433,216
Media — 0.2%
Atresmedia Corp. de Medios de Comunicacion SA	50,602	273,138
Entravision Communications Corp., Class A	30,358	87,127
Nippon Television Holdings, Inc.	55,200	806,391
NOS SGPS SA	28,315	190,294
Townsquare Media, Inc., Class A	2,589	14,628
TV Asahi Holdings Corp.	18,100	318,942
		1,690,520
Metals and Mining — 0.3%
BHP Group Ltd.	21,730	573,912
Ferrexpo plc	36,976	100,485
Hudbay Minerals, Inc.	32,035	213,296
Kirkland Lake Gold Ltd.	6,936	224,228
Kumba Iron Ore Ltd.	10,168	305,207
Northern Star Resources Ltd.	28,781	166,204
Saracen Mineral Holdings Ltd.(1)	63,382	124,712
Steel Dynamics, Inc.	30,230	957,686
		2,665,730
Mortgage Real Estate Investment Trusts (REITs)†
Granite Point Mortgage Trust, Inc.	1,057	20,326
Multi-Utilities — 0.2%
Ameren Corp.	8,578	624,221
NorthWestern Corp.	10,353	723,157
WEC Energy Group, Inc.	5,733	449,639
		1,797,017
Multiline Retail — 0.7%
B&M European Value Retail SA	205,247	1,056,967
Dollar General Corp.	895	112,851

Kohl's Corp.	11,392	809,971
Lojas Renner SA	38,400	453,620
Magazine Luiza SA	13,400	649,137
Pan Pacific International Holdings Corp.	9,800	632,997
Target Corp.	20,141	1,559,316
		5,274,859
Oil, Gas and Consumable Fuels — 3.4%
Aker BP ASA	9,890	326,117
Anadarko Petroleum Corp.	16,061	1,170,044
Callon Petroleum Co.(1)	15,148	113,761
Centennial Resource Development, Inc., Class A(1)	9,510	100,140
Chevron Corp.	32,584	3,912,035
Cimarex Energy Co.	5,621	385,938
CNOOC Ltd.	432,000	781,575
Concho Resources, Inc.	11,012	1,270,565
ConocoPhillips	9,876	623,373
CVR Energy, Inc.	12,517	570,900
Devon Energy Corp.	15,289	491,388
Earthstone Energy, Inc., Class A(1)	5,697	38,170
Eni SpA	96,885	1,651,017
EQT Corp.	33,054	675,954
Equitrans Midstream Corp.(1)	16,187	337,175
Extraction Oil & Gas, Inc.(1)	9,334	43,870
Exxon Mobil Corp.	9,168	736,007
Gazprom PJSC ADR	252,832	1,267,883
Gazprom PJSC	107,331	272,083
Gaztransport Et Technigaz SA	2,857	259,378
Gibson Energy, Inc.	9,157	150,988
HollyFrontier Corp.	3,563	170,062
Imperial Oil Ltd.	11,184	324,910
Lundin Petroleum AB	18,660	608,214
Neste Oyj	20,550	677,714
Noble Energy, Inc.	38,178	1,033,097
Novatek PJSC GDR	4,480	862,213
Occidental Petroleum Corp.	5,160	303,821
PetroChina Co. Ltd., H Shares	1,298,000	825,038
Phillips 66	10,720	1,010,574
Royal Dutch Shell plc, Class B ADR	9,420	611,264
Saras SpA	480,664	858,390
Surgutneftegas PJSC Preference Shares	2,518,514	1,525,383
TOTAL SA	10,980	612,747
TOTAL SA ADR	52,580	2,927,129
		27,528,917
Paper and Forest Products — 0.1%
Boise Cascade Co.	2,538	70,277
Domtar Corp.	16,707	816,973
Interfor Corp.(1)	9,700	120,915
		1,008,165

Personal Products — 0.5%
Cosmax, Inc.	3,719	441,139
Edgewell Personal Care Co.(1)	9,852	406,198
Estee Lauder Cos., Inc. (The), Class A	3,028	520,241
Fancl Corp.	6,300	185,905
Godrej Consumer Products Ltd.	21,835	205,061
Herbalife Nutrition Ltd.(1)	6,308	333,378
Medifast, Inc.	1,140	167,227
Ontex Group NV	25,748	646,990
Shiseido Co. Ltd.	7,500	590,036
Unilever NV CVA	11,350	687,798
		4,183,973
Pharmaceuticals — 2.7%
Aerie Pharmaceuticals, Inc.(1)	1,444	55,089
Allergan plc	8,286	1,218,042
AstraZeneca plc	16,720	1,245,007
Bristol-Myers Squibb Co.	8,904	413,413
Catalent, Inc.(1)	9,972	446,945
Dechra Pharmaceuticals plc	4,488	155,691
Elanco Animal Health, Inc.(1)	17,335	546,052
Eli Lilly & Co.	3,300	386,232
Horizon Pharma plc(1)	5,912	150,933
Jazz Pharmaceuticals plc(1)	2,094	271,738
Johnson & Johnson	35,494	5,011,753
Medicines Co. (The)(1)	1,248	39,874
Merck & Co., Inc.	37,054	2,916,520
Mylan NV(1)	11,998	323,826
Novartis AG	10,620	867,422
Novo Nordisk A/S, B Shares	17,133	838,369
Optinose, Inc.(1)	3,992	39,760
Pfizer, Inc.	78,160	3,174,078
Reata Pharmaceuticals, Inc., Class A(1)	423	33,189
Sanofi	10,178	884,715
Sanofi ADR	39,739	1,737,786
Sawai Pharmaceutical Co. Ltd.	3,600	192,023
Zoetis, Inc.	10,783	1,098,141
Zogenix, Inc.(1)	839	32,713
		22,079,311
Professional Services — 0.8%
ALS Ltd.	26,800	150,192
ASGN, Inc.(1)	10	630
BG Staffing, Inc.	1,144	26,735
Capita plc(1)	683,750	1,136,549
CoStar Group, Inc.(1)	1,734	860,498
Heidrick & Struggles International, Inc.	380	13,596
IHS Markit Ltd.(1)	11,056	633,067
InnerWorkings, Inc.(1)	19,536	66,032
Kforce, Inc.	137	4,935
Korn Ferry	3,357	157,846

Nihon M&A Center, Inc.	7,700	219,116
Recruit Holdings Co. Ltd.	26,700	802,390
Robert Half International, Inc.	14,895	924,831
Teleperformance	1,160	222,922
Trust Tech, Inc.	6,600	224,414
Verisk Analytics, Inc.	6,789	958,199
		6,401,952
Real Estate Management and Development — 1.0%
ADO Properties SA	1,353	71,019
Altus Group Ltd.	1,871	37,792
Aroundtown SA	86,692	702,787
Ayala Land, Inc.	756,400	711,280
CapitaLand Ltd.	98,400	255,515
China Overseas Land & Investment Ltd.	54,000	202,179
CIFI Holdings Group Co. Ltd.	670,000	445,622
Colliers International Group, Inc.	3,840	246,732
Corp. Inmobiliaria Vesta SAB de CV	71,071	111,530
Fabege AB	30,560	424,242
FirstService Corp.	2,789	242,697
Hang Lung Properties Ltd.	65,000	152,521
Jones Lang LaSalle, Inc.	3,302	510,390
KWG Group Holdings Ltd.	99,500	116,927
Longfor Group Holdings Ltd.	64,000	236,176
Mitsui Fudosan Co. Ltd.	17,500	404,578
New World Development Co. Ltd.	164,000	270,721
Pakuwon Jati Tbk PT	970,900	48,713
Shimao Property Holdings Ltd.	47,500	144,332
Shurgard Self Storage SA(1)	3,062	101,325
Sumitomo Realty & Development Co. Ltd.	8,100	299,104
Sun Hung Kai Properties Ltd.	20,500	353,151
Sunac China Holdings Ltd.	46,000	237,624
Times China Holdings Ltd.	103,000	186,574
VGP NV	1,315	115,141
Vonovia SE	15,002	748,575
Wharf Real Estate Investment Co. Ltd.	35,000	267,758
		7,645,005
Road and Rail — 0.6%
ArcBest Corp.	3,984	121,751
Canadian Pacific Railway Ltd.	1,790	401,063
CJ Logistics Corp.(1)	3,660	493,554
CSX Corp.	2,853	227,184
DSV A/S	2,420	223,832
Heartland Express, Inc.	29,175	574,164
Localiza Rent a Car SA	81,481	758,267
Lyft, Inc., Class A(1)	3,698	221,141
Sankyu, Inc.	700	33,555
Sixt SE	984	109,715
Union Pacific Corp.	8,529	1,509,974
		4,674,200

Semiconductors and Semiconductor Equipment — 3.1%
Advanced Energy Industries, Inc.(1)	1,408	81,326
Advanced Micro Devices, Inc.(1)	32,911	909,331
Analog Devices, Inc.	406	47,193
Applied Materials, Inc.	77,857	3,431,158
ASML Holding NV	8,726	1,824,211
BE Semiconductor Industries NV	5,670	164,140
Broadcom, Inc.	10,734	3,417,706
Cypress Semiconductor Corp.	4,883	83,890
Entegris, Inc.	1,443	58,961
Globalwafers Co. Ltd.	11,000	120,123
Infineon Technologies AG	24,070	567,179
Inphi Corp.(1)	2,706	123,556
Intel Corp.	74,081	3,781,094
Kulicke & Soffa Industries, Inc.	6,593	153,419
Lasertec Corp.	4,400	200,083
Lattice Semiconductor Corp.(1)	6,241	80,821
Marvell Technology Group Ltd.	36,757	919,660
Maxim Integrated Products, Inc.	17,609	1,056,540
Microchip Technology, Inc.	15,279	1,526,219
Monolithic Power Systems, Inc.	454	70,692
NVIDIA Corp.	24	4,344
Qorvo, Inc.(1)	1,394	105,400
QUALCOMM, Inc.	23,767	2,047,052
SCREEN Holdings Co. Ltd.	2,600	125,424
Silicon Laboratories, Inc.(1)	275	29,607
SOITEC(1)	2,514	255,254
Taiwan Semiconductor Manufacturing Co. Ltd.	297,425	2,512,371
Teradyne, Inc.	6,038	295,862
Xilinx, Inc.	10,893	1,308,685
		25,301,301
Software — 4.6%
Adobe, Inc.(1)	5,833	1,687,195
ANSYS, Inc.(1)	239	46,796
Atlassian Corp. plc, Class A(1)	2,089	230,103
Autodesk, Inc.(1)	7,717	1,375,247
Avalara, Inc.(1)	1,435	84,478
Avast plc(1)	48,330	190,996
Aveva Group plc	7,507	327,409
Bottomline Technologies de, Inc.(1)	1,594	80,609
Cadence Design Systems, Inc.(1)	8,708	604,161
CommVault Systems, Inc.(1)	468	24,617
Coupa Software, Inc.(1)	1,527	157,785
Dassault Systemes SE	4,430	703,148
Descartes Systems Group, Inc. (The)(1)	4,869	194,440
Elastic NV(1)	546	46,710
Fair Isaac Corp.(1)	484	135,399
Five9, Inc.(1)	2,925	155,230
Fortinet, Inc.(1)	311	29,054

Globant SA(1)	1,399	117,502
Intuit, Inc.	6,076	1,525,441
LogMeIn, Inc.	3,034	250,002
Microsoft Corp.	103,977	13,579,396
Oracle Corp. (New York)	45,692	2,528,138
Pagerduty, Inc.(1)	855	40,100
Palo Alto Networks, Inc.(1)	8,458	2,104,604
Paycom Software, Inc.(1)	133	26,937
Paylocity Holding Corp.(1)	2,214	213,762
Proofpoint, Inc.(1)	75	9,407
PTC, Inc.(1)	9,672	875,026
RealPage, Inc.(1)	12,778	833,253
Red Hat, Inc.(1)	5,570	1,016,692
RingCentral, Inc., Class A(1)	1,312	152,677
salesforce.com, Inc.(1)	7,923	1,310,068
Sapiens International Corp. NV	2,623	40,316
ServiceNow, Inc.(1)	5,914	1,605,710
Splunk, Inc.(1)	2,677	369,533
Temenos AG(1)	3,580	595,340
Teradata Corp.(1)	5,041	229,214
VMware, Inc., Class A	6,410	1,308,473
WiseTech Global Ltd.	11,313	178,555
Workday, Inc., Class A(1)	6,178	1,270,382
Workiva, Inc.(1)	1,374	73,014
Zendesk, Inc.(1)	1,847	162,130
Zoom Video Communications, Inc., Class A(1)	808	58,556
		36,547,605
Specialty Retail — 2.3%
Adastria Co. Ltd.	12,100	297,393
Advance Auto Parts, Inc.	12,337	2,051,890
At Home Group, Inc.(1)	3,119	73,265
AutoZone, Inc.(1)	1,369	1,407,756
Boot Barn Holdings, Inc.(1)	3,290	94,719
Burlington Stores, Inc.(1)	6,705	1,132,542
Camping World Holdings, Inc., Class A	11,437	170,640
Fast Retailing Co. Ltd.	900	521,220
Five Below, Inc.(1)	4,562	667,831
Floor & Decor Holdings, Inc., Class A(1)	16,277	781,622
Foschini Group Ltd. (The)	19,040	246,216
Home Depot, Inc. (The)	1,076	219,181
Hotel Shilla Co. Ltd.	4,572	450,380
JD Sports Fashion plc	17,200	141,317
Kingfisher plc	817,686	2,818,883
Maisons du Monde SA	2,570	55,516
MarineMax, Inc.(1)	2,979	51,507
Murphy USA, Inc.(1)	2,815	240,598
National Vision Holdings, Inc.(1)	2,151	58,077
O'Reilly Automotive, Inc.(1)	5,463	2,068,128
Penske Automotive Group, Inc.	3,622	166,322

RH (1)	520	55,489
Ross Stores, Inc.	15,459	1,509,726
TJX Cos., Inc. (The)	25,349	1,391,153
Tokyo Base Co. Ltd.(1)	12,800	122,794
Tractor Supply Co.	8,179	846,527
Ulta Beauty, Inc.(1)	1,971	687,840
		18,328,532
Technology Hardware, Storage and Peripherals — 1.7%
Apple, Inc.	51,306	10,295,575
Cray, Inc.(1)	4,642	121,899
Dell Technologies, Inc., Class C(1)	3,110	209,645
HP, Inc.	31,777	633,951
Immersion Corp.(1)	1,814	17,142
NetApp, Inc.	13,575	988,939
Samsung Electronics Co. Ltd.	34,206	1,340,293
		13,607,444
Textiles, Apparel and Luxury Goods — 1.5%
adidas AG	2,400	616,810
ANTA Sports Products Ltd.	100,000	705,717
Bata India Ltd.	20,389	426,133
Burberry Group plc	15,270	402,166
Canada Goose Holdings, Inc.(1)	12,870	687,129
Deckers Outdoor Corp.(1)	8,135	1,287,038
Fila Korea Ltd.	13,261	936,073
HUGO BOSS AG	2,720	190,049
Kering SA	1,430	846,148
Li Ning Co. Ltd.(1)	235,500	428,422
Lululemon Athletica, Inc.(1)	1,768	311,787
NIKE, Inc., Class B	35,351	3,104,878
Shenzhou International Group Holdings Ltd.	37,000	495,574
Tapestry, Inc.	38,300	1,235,941
		11,673,865
Thrifts and Mortgage Finance — 0.2%
Capitol Federal Financial, Inc.	35,979	496,510
Essent Group Ltd.(1)	12,699	602,568
LendingTree, Inc.(1)	205	78,888
Merchants Bancorp	72	1,741
NMI Holdings, Inc., Class A(1)	1,652	46,388
		1,226,095
Tobacco — 0.1%
Altria Group, Inc.	2,840	154,297
Swedish Match AB	13,520	659,680
		813,977
Trading Companies and Distributors — 0.7%
AerCap Holdings NV(1)	32,024	1,589,671
Ashtead Group plc	10,120	280,577
Bunzl plc	14,710	443,341
Ferguson plc	3,840	273,151
Foundation Building Materials, Inc.(1)	12,077	164,126

GMS, Inc.(1)	4,596	80,981
Grafton Group plc	17,853	205,547
H&E Equipment Services, Inc.	3,643	110,784
HD Supply Holdings, Inc.(1)	4,043	184,725
Indutrade AB	6,720	205,286
MonotaRO Co. Ltd.	21,000	485,891
MSC Industrial Direct Co., Inc., Class A	10,169	850,637
NOW, Inc.(1)	7,132	104,270
Seven Group Holdings Ltd.	23,360	323,151
SiteOne Landscape Supply, Inc.(1)	2,572	173,096
Yamazen Corp.	18,300	191,971
		5,667,205
Transportation Infrastructure — 0.1%
Airports of Thailand PCL	92,900	198,753
Grupo Aeroportuario del Centro Norte SAB de CV	54,383	334,914
		533,667
Water Utilities†
SJW Group	1,799	111,646
Wireless Telecommunication Services — 0.1%
America Movil SAB de CV, Class L ADR	29,618	437,458
Shenandoah Telecommunications Co.	359	14,838
T-Mobile US, Inc.(1)	274	19,999
		472,295
TOTAL COMMON STOCKS (Cost $481,631,393)		625,820,484
CORPORATE BONDS — 7.1%
Aerospace and Defense — 0.1%
Arconic, Inc., 5.40%, 4/15/21	45,000	46,397
Arconic, Inc., 5.125%, 10/1/24	160,000	165,094
Bombardier, Inc., 8.75%, 12/1/21(2)	25,000	27,750
Bombardier, Inc., 5.75%, 3/15/22(2)	125,000	127,031
Bombardier, Inc., 6.00%, 10/15/22(2)	30,000	30,169
Bombardier, Inc., 7.50%, 3/15/25(2)	55,000	55,344
TransDigm, Inc., 6.00%, 7/15/22	135,000	137,194
TransDigm, Inc., 6.375%, 6/15/26	50,000	50,312
United Technologies Corp., 6.05%, 6/1/36	66,000	79,799
		719,090
Air Freight and Logistics†
FedEx Corp., 4.40%, 1/15/47	10,000	9,453
United Parcel Service, Inc., 2.80%, 11/15/24	80,000	80,331
XPO Logistics, Inc., 6.50%, 6/15/22(2)	30,000	30,787
		120,571
Airlines†
American Airlines Group, Inc., 4.625%, 3/1/20(2)	125,000	126,220
United Continental Holdings, Inc., 5.00%, 2/1/24	140,000	144,900
		271,120
Auto Components†
American Axle & Manufacturing, Inc., 6.625%, 10/15/22	20,000	20,522
ZF North America Capital, Inc., 4.75%, 4/29/25(2)	110,000	111,484
		132,006

Automobiles — 0.1%
Ford Motor Credit Co. LLC, 5.875%, 8/2/21		330,000	345,459
General Motors Co., 5.15%, 4/1/38		60,000	57,943
General Motors Financial Co., Inc., 3.20%, 7/6/21		130,000	129,975
General Motors Financial Co., Inc., 5.25%, 3/1/26		60,000	63,554
			596,931
Banks — 1.0%
Akbank T.A.S, 5.00%, 10/24/22		70,000	64,820
Avi Funding Co. Ltd., 3.80%, 9/16/25(2)		143,000	145,336
Banco Mercantil del Norte SA, VRN, 5.75%, 10/4/31		114,000	112,119
Banco Santander SA, MTN, 2.50%, 3/18/25	EUR	100,000	118,419
Banistmo SA, 3.65%, 9/19/22		$150,000	149,250
Bank of America Corp., MTN, 4.20%, 8/26/24		200,000	207,659
Bank of America Corp., MTN, 4.00%, 1/22/25		70,000	71,745
Bank of America Corp., MTN, 2.30%, 7/25/25	GBP	100,000	131,805
Bank of America Corp., MTN, 5.00%, 1/21/44		$140,000	159,723
Bank of America Corp., MTN, VRN, 4.44%, 1/20/48		20,000	21,087
Bank of America Corp., VRN, 3.42%, 12/20/28		13,000	12,778
Barclays Bank plc, MTN, 6.625%, 3/30/22	EUR	50,000	65,195
BPCE SA, VRN, 2.75%, 7/8/26	EUR	100,000	117,532
CaixaBank SA, MTN, VRN, 2.75%, 7/14/28	EUR	100,000	116,231
CIT Group, Inc., 5.00%, 8/15/22		$160,000	166,800
CIT Group, Inc., 5.00%, 8/1/23		50,000	52,300
Citigroup, Inc., 2.75%, 4/25/22		110,000	109,474
Citigroup, Inc., 4.05%, 7/30/22		80,000	82,639
Citigroup, Inc., 3.20%, 10/21/26		25,000	24,552
Citigroup, Inc., 4.45%, 9/29/27		230,000	238,814
Citigroup, Inc., VRN, 3.52%, 10/27/28		140,000	138,313
Co-Operative Bank plc (The), 4.75%, 11/11/21 (Secured)	GBP	100,000	138,482
Cooperatieve Rabobank UA, VRN, 2.50%, 5/26/26	EUR	100,000	117,101
Credit Agricole SA, MTN, 7.375%, 12/18/23	GBP	50,000	80,207
European Financial Stability Facility, MTN, 2.125%, 2/19/24	EUR	93,000	115,658
European Investment Bank, MTN, 2.25%, 10/14/22	EUR	130,000	158,910
Fifth Third BanCorp., 4.30%, 1/16/24		$40,000	42,065
HSBC Holdings plc, 2.95%, 5/25/21		200,000	200,492
HSBC Holdings plc, 4.375%, 11/23/26		200,000	205,845
Huntington Bancshares, Inc., 2.30%, 1/14/22		75,000	73,974
Intercorp Financial Services, Inc., 4.125%, 10/19/27(2)		170,000	166,813
JPMorgan Chase & Co., 4.625%, 5/10/21		30,000	31,095
JPMorgan Chase & Co., 3.25%, 9/23/22		40,000	40,517
JPMorgan Chase & Co., 3.875%, 9/10/24		435,000	448,388
JPMorgan Chase & Co., 3.125%, 1/23/25		110,000	110,035
JPMorgan Chase & Co., VRN, 3.96%, 11/15/48		50,000	48,888
JPMorgan Chase & Co., VRN, 3.90%, 1/23/49		20,000	19,358
KEB Hana Bank, MTN, 4.375%, 9/30/24		114,000	119,013
Kreditanstalt fuer Wiederaufbau, 4.625%, 1/4/23	EUR	75,000	99,479
Lloyds Bank plc, MTN, 7.625%, 4/22/25	GBP	20,000	33,423
Oversea-Chinese Banking Corp. Ltd., MTN, VRN, 4.00%, 10/15/24		$257,000	258,004
PNC Financial Services Group, Inc. (The), 4.375%, 8/11/20		225,000	229,870

Regions Financial Corp., 2.75%, 8/14/22		50,000	49,759
Royal Bank of Canada, 1.50%, 7/29/19		500,000	498,693
Royal Bank of Scotland Group plc, 6.125%, 12/15/22		55,000	58,898
Toronto-Dominion Bank (The), 2.125%, 7/2/19		1,000,000	999,245
Turkiye Garanti Bankasi AS, VRN, 6.125%, 5/24/27(2)		90,000	71,997
U.S. Bancorp, MTN, 3.60%, 9/11/24		110,000	113,666
Wells Fargo & Co., 3.07%, 1/24/23		80,000	80,146
Wells Fargo & Co., 4.125%, 8/15/23		100,000	103,493
Wells Fargo & Co., 3.00%, 4/22/26		140,000	136,916
Wells Fargo & Co., MTN, 2.60%, 7/22/20		225,000	224,683
Wells Fargo & Co., MTN, 4.10%, 6/3/26		70,000	71,732
Wells Fargo & Co., MTN, 4.65%, 11/4/44		36,000	37,403
Wells Fargo & Co., MTN, VRN, 3.58%, 5/22/28		30,000	30,125
Westpac Banking Corp., 4.875%, 11/19/19		500,000	505,865
Woori Bank, MTN, 4.75%, 4/30/24		86,000	90,098
			8,116,927
Beverages†
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46(2)		130,000	132,030
Constellation Brands, Inc., 4.75%, 12/1/25		90,000	96,288
			228,318
Biotechnology — 0.1%
AbbVie, Inc., 3.60%, 5/14/25		20,000	20,140
AbbVie, Inc., 4.40%, 11/6/42		80,000	74,338
AbbVie, Inc., 4.70%, 5/14/45		10,000	9,603
Amgen, Inc., 4.66%, 6/15/51		80,000	81,174
Biogen, Inc., 3.625%, 9/15/22		70,000	71,344
Celgene Corp., 3.25%, 8/15/22		50,000	50,433
Celgene Corp., 3.625%, 5/15/24		150,000	152,559
Celgene Corp., 3.875%, 8/15/25		40,000	41,286
Gilead Sciences, Inc., 4.40%, 12/1/21		40,000	41,534
Gilead Sciences, Inc., 3.65%, 3/1/26		230,000	235,200
			777,611
Building Products†
Builders FirstSource, Inc., 5.625%, 9/1/24(2)		100,000	100,625
Masco Corp., 4.45%, 4/1/25		60,000	62,255
USG Corp., 5.50%, 3/1/25(2)		60,000	60,975
			223,855
Capital Markets — 0.2%
Credit Suisse Group AG, VRN, 2.125%, 9/12/25	GBP	100,000	127,390
Goldman Sachs Group, Inc. (The), 2.30%, 12/13/19		$220,000	219,415
Goldman Sachs Group, Inc. (The), 5.50%, 10/12/21	GBP	50,000	71,008
Goldman Sachs Group, Inc. (The), 3.50%, 1/23/25		$130,000	130,711
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/26		195,000	192,441
Jefferies Group LLC / Jefferies Group Capital Finance, Inc., 4.15%, 1/23/30		50,000	46,608
Morgan Stanley, 2.75%, 5/19/22		30,000	29,864
Morgan Stanley, 5.00%, 11/24/25		30,000	32,382
Morgan Stanley, 4.375%, 1/22/47		30,000	31,221
Morgan Stanley, MTN, 5.625%, 9/23/19		250,000	252,737
Morgan Stanley, MTN, 3.70%, 10/23/24		270,000	277,435

Morgan Stanley, MTN, 4.00%, 7/23/25	130,000	135,279
SURA Asset Management SA, 4.375%, 4/11/27	55,000	55,852
		1,602,343
Chemicals — 0.1%
CF Industries, Inc., 3.45%, 6/1/23	95,000	93,337
Element Solutions, Inc., 5.875%, 12/1/25(2)	80,000	82,300
Equate Petrochemical BV, 4.25%, 11/3/26(2)	46,000	47,028
Huntsman International LLC, 5.125%, 11/15/22	85,000	89,502
INEOS Group Holdings SA, 5.625%, 8/1/24(2)	120,000	121,500
NOVA Chemicals Corp., 4.875%, 6/1/24(2)	200,000	196,250
Olin Corp., 5.125%, 9/15/27	70,000	71,313
Tronox Finance plc, 5.75%, 10/1/25(2)	30,000	29,400
		730,630
Commercial Services and Supplies — 0.1%
ADT Security Corp. (The), 6.25%, 10/15/21	100,000	105,755
Harland Clarke Holdings Corp., 9.25%, 3/1/21(2)	35,000	35,962
HPHT Finance 15 Ltd., 2.875%, 3/17/20(2)	286,000	285,919
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(2)	60,000	60,004
Prime Security Services Borrower LLC / Prime Finance, Inc., 9.25%, 5/15/23(2)	64,000	67,573
Republic Services, Inc., 3.55%, 6/1/22	100,000	102,099
RR Donnelley & Sons Co., 6.00%, 4/1/24	90,000	90,900
		748,212
Communications Equipment — 0.1%
CommScope Technologies LLC, 6.00%, 6/15/25(2)	170,000	173,298
HTA Group Ltd., 9.125%, 3/8/22(2)	86,000	90,063
IHS Netherlands Holdco BV, 9.50%, 10/27/21(2)	50,000	52,002
Zayo Group LLC / Zayo Capital, Inc., 6.00%, 4/1/23	140,000	142,975
		458,338
Construction Materials†
Cemex SAB de CV, 6.125%, 5/5/25	115,000	120,232
Standard Industries, Inc., 6.00%, 10/15/25(2)	100,000	104,896
		225,128
Consumer Finance — 0.1%
Ally Financial, Inc., 8.00%, 11/1/31	70,000	89,950
American Express Credit Corp., MTN, 2.25%, 5/5/21	140,000	138,933
Capital One Financial Corp., 3.80%, 1/31/28	230,000	227,101
Discover Financial Services, 3.75%, 3/4/25	150,000	150,081
Navient Corp., 5.00%, 10/26/20	65,000	66,056
Navient Corp., 5.50%, 1/25/23	220,000	224,675
Synchrony Financial, 3.00%, 8/15/19	10,000	10,003
		906,799
Containers and Packaging — 0.2%
ARD Finance SA, 7.125% Cash or 7.875% PIK, 9/15/23(3)	200,000	200,750
Ball Corp., 5.00%, 3/15/22	40,000	41,700
Ball Corp., 4.00%, 11/15/23	100,000	101,125
Ball Corp., 5.25%, 7/1/25	35,000	37,144
Berry Global, Inc., 5.50%, 5/15/22	85,000	86,488
Berry Global, Inc., 5.125%, 7/15/23	60,000	61,125
BWAY Holding Co., 5.50%, 4/15/24(2)	40,000	39,876

Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23	190,000	194,514
International Paper Co., 4.40%, 8/15/47	30,000	27,815
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(2)	40,000	42,000
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 7/15/23(2)	100,000	101,576
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.00%, 7/15/24(2)	200,000	207,125
Sealed Air Corp., 5.125%, 12/1/24(2)	105,000	109,462
		1,250,700
Diversified Consumer Services†
CommonSpirit Health, 2.95%, 11/1/22	40,000	39,798
Diversified Financial Services — 0.1%
Berkshire Hathaway, Inc., 2.75%, 3/15/23	30,000	30,100
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20	200,000	197,954
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.00%, 8/1/20	90,000	90,788
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.875%, 2/1/22	80,000	81,100
MDC GMTN B.V., 3.25%, 4/28/22(2)	57,000	57,114
Solera LLC / Solera Finance, Inc., 10.50%, 3/1/24(2)	200,000	218,000
Voya Financial, Inc., 5.70%, 7/15/43	50,000	57,835
Voya Financial, Inc., VRN, 5.65%, 5/15/53	75,000	75,316
		808,207
Diversified Telecommunication Services — 0.3%
Altice France SA, 7.375%, 5/1/26(2)	140,000	142,187
AT&T, Inc., 3.40%, 5/15/25	170,000	170,926
AT&T, Inc., 4.10%, 2/15/28	30,000	30,731
AT&T, Inc., 5.15%, 11/15/46	91,000	95,383
CenturyLink, Inc., 5.625%, 4/1/20	170,000	173,612
CenturyLink, Inc., 5.80%, 3/15/22	90,000	92,933
Cincinnati Bell, Inc., 7.00%, 7/15/24(2)	30,000	27,826
Frontier Communications Corp., 7.125%, 1/15/23	145,000	90,987
Frontier Communications Corp., 6.875%, 1/15/25	140,000	74,900
Frontier Communications Corp., 11.00%, 9/15/25	10,000	6,525
Hughes Satellite Systems Corp., 5.25%, 8/1/26	100,000	100,996
Inmarsat Finance plc, 4.875%, 5/15/22(2)	50,000	50,750
Intelsat Jackson Holdings SA, 9.75%, 7/15/25(2)	180,000	185,625
Level 3 Financing, Inc., 5.375%, 8/15/22	160,000	161,000
Level 3 Financing, Inc., 5.375%, 5/1/25	55,000	56,161
Ooredoo International Finance Ltd., 7.875%, 6/10/19(2)	129,000	129,674
Ooredoo International Finance Ltd., 3.75%, 6/22/26(2)	86,000	86,372
Orange SA, 4.125%, 9/14/21	70,000	72,376
Sprint Capital Corp., 8.75%, 3/15/32	100,000	105,250
Telecom Italia Capital SA, 6.375%, 11/15/33	200,000	195,438
Telefonica Emisiones SA, 5.46%, 2/16/21	10,000	10,449
Turk Telekomunikasyon AS, 4.875%, 6/19/24(2)	115,000	103,436
Verizon Communications, Inc., 3.38%, 2/15/25	60,000	60,936
Verizon Communications, Inc., 2.625%, 8/15/26	50,000	48,073
Verizon Communications, Inc., 4.75%, 11/1/41	40,000	43,117
Verizon Communications, Inc., 5.01%, 8/21/54	30,000	33,611
		2,349,274
Electric Utilities — 0.1%
Duke Energy Florida LLC, 6.35%, 9/15/37	51,000	67,493

Duke Energy Florida LLC, 3.85%, 11/15/42	40,000	39,702
Duke Energy Progress LLC, 4.15%, 12/1/44	40,000	41,551
Exelon Corp., 5.15%, 12/1/20	70,000	72,124
Exelon Corp., 4.45%, 4/15/46	20,000	20,778
FirstEnergy Corp., 4.25%, 3/15/23	70,000	72,914
FirstEnergy Corp., 4.85%, 7/15/47	20,000	21,327
Georgia Power Co., 4.30%, 3/15/42	30,000	30,264
Greenko Investment Co., 4.875%, 8/16/23(2)	57,000	54,379
Pampa Energia SA, 7.50%, 1/24/27	114,000	97,185
Progress Energy, Inc., 3.15%, 4/1/22	40,000	40,223
Southern Co. Gas Capital Corp., 3.95%, 10/1/46	20,000	18,700
Xcel Energy, Inc., 3.35%, 12/1/26	30,000	30,072
		606,712
Energy Equipment and Services — 0.1%
Ensco Rowan plc, 8.00%, 1/31/24	96,000	90,480
Ensco Rowan plc, 5.20%, 3/15/25	80,000	64,651
Halliburton Co., 3.80%, 11/15/25	60,000	61,433
Halliburton Co., 4.85%, 11/15/35	40,000	42,143
Nabors Industries, Inc., 4.625%, 9/15/21	70,000	70,088
Precision Drilling Corp., 5.25%, 11/15/24	105,000	100,013
Transocean, Inc., 9.00%, 7/15/23(2)	200,000	214,750
Weatherford International Ltd., 7.75%, 6/15/21	95,000	84,075
		727,633
Entertainment — 0.1%
AMC Entertainment Holdings, Inc., 5.75%, 6/15/25	100,000	96,760
Cinemark USA, Inc., 5.125%, 12/15/22	55,000	56,031
Viacom, Inc., 3.125%, 6/15/22	10,000	9,994
Viacom, Inc., 4.25%, 9/1/23	55,000	57,268
Viacom, Inc., 4.375%, 3/15/43	20,000	18,185
VTR Finance BV, 6.875%, 1/15/24	129,000	133,999
Walt Disney Co. (The), 6.90%, 8/15/39(2)	40,000	56,653
Walt Disney Co. (The), 4.75%, 9/15/44(2)	30,000	34,450
WMG Acquisition Corp., 5.625%, 4/15/22(2)	129,000	131,393
Ziggo Bond Co. BV, 5.875%, 1/15/25(2)	85,000	85,425
Ziggo BV, 5.50%, 1/15/27(2)	150,000	150,375
		830,533
Equity Real Estate Investment Trusts (REITs) — 0.2%
American Tower Corp., 3.375%, 10/15/26	70,000	68,971
Boston Properties LP, 3.65%, 2/1/26	70,000	70,734
Crown Castle International Corp., 5.25%, 1/15/23	10,000	10,743
Equinix, Inc., 5.375%, 5/15/27	90,000	95,499
Essex Portfolio LP, 3.625%, 8/15/22	70,000	71,299
Essex Portfolio LP, 3.25%, 5/1/23	20,000	20,020
GLP Capital LP / GLP Financing II, Inc., 5.375%, 11/1/23	70,000	73,868
GLP Capital LP / GLP Financing II, Inc., 5.375%, 4/15/26	100,000	105,856
Hospitality Properties Trust, 4.65%, 3/15/24	80,000	81,886
Iron Mountain, Inc., 5.75%, 8/15/24	125,000	126,250
Iron Mountain, Inc., 4.875%, 9/15/27(2)	100,000	97,500
Kilroy Realty LP, 3.80%, 1/15/23	60,000	61,143

Kimco Realty Corp., 2.80%, 10/1/26		50,000	47,267
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24		90,000	94,950
RHP Hotel Properties LP / RHP Finance Corp., 5.00%, 4/15/21		75,000	75,469
SBA Communications Corp., 4.875%, 7/15/22		125,000	127,031
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 6.00%, 4/15/23(2)		60,000	57,750
			1,286,236
Food and Staples Retailing — 0.1%
Albertsons Cos. LLC / Safeway, Inc. / New Albertson's, LP / Albertson's LLC, 6.625%, 6/15/24		150,000	155,437
CK Hutchison International 17 II Ltd., 2.25%, 9/29/20(2)		229,000	227,024
Kroger Co. (The), 3.30%, 1/15/21		110,000	110,807
Kroger Co. (The), 3.875%, 10/15/46		30,000	25,430
Tesco plc, MTN, 5.50%, 12/13/19	GBP	60,000	80,125
Walmart, Inc., 2.55%, 4/11/23		$4,000	3,986
Walmart, Inc., 4.05%, 6/29/48		110,000	115,814
			718,623
Food Products — 0.1%
B&G Foods, Inc., 5.25%, 4/1/25		80,000	78,796
JBS USA LUX SA / JBS USA Finance, Inc., 7.25%, 6/1/21(2)		70,000	70,364
JBS USA LUX SA / JBS USA Finance, Inc., 5.875%, 7/15/24(2)		60,000	61,950
JBS USA LUX SA / JBS USA Finance, Inc., 5.75%, 6/15/25(2)		80,000	82,400
Lamb Weston Holdings, Inc., 4.625%, 11/1/24(2)		90,000	91,564
MHP SE, 7.75%, 5/10/24(2)		71,000	71,987
Minerva Luxembourg SA, 6.50%, 9/20/26		183,000	181,536
Minerva Luxembourg SA, 5.875%, 1/19/28(2)		40,000	37,303
Pilgrim's Pride Corp., 5.75%, 3/15/25(2)		280,000	285,600
Post Holdings, Inc., 5.00%, 8/15/26(2)		200,000	200,000
			1,161,500
Gas Utilities — 0.2%
Andeavor Logistics LP / Tesoro Logistics Finance Corp., 5.50%, 10/15/19		50,000	50,438
Andeavor Logistics LP / Tesoro Logistics Finance Corp., 6.25%, 10/15/22		22,000	22,687
Cheniere Corpus Christi Holdings LLC, 5.875%, 3/31/25		90,000	97,200
Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/27		190,000	198,550
China Resources Gas Group Ltd., MTN, 4.50%, 4/5/22		143,000	147,689
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.25%, 4/1/23		40,000	41,200
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.75%, 4/1/25		90,000	92,700
Enterprise Products Operating LLC, 5.20%, 9/1/20		35,000	36,102
Enterprise Products Operating LLC, 4.85%, 3/15/44		130,000	137,399
Genesis Energy LP / Genesis Energy Finance Corp., 6.75%, 8/1/22		45,000	45,808
Genesis Energy LP / Genesis Energy Finance Corp., 5.625%, 6/15/24		200,000	199,625
NuStar Logistics LP, 4.75%, 2/1/22		40,000	40,600
Perusahaan Gas Negara Persero Tbk, 5.125%, 5/16/24		114,000	119,779
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22		90,000	90,906
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25		120,000	131,657
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23		110,000	110,251
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23		150,000	150,750
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.125%, 2/1/25		94,000	96,820
			1,810,161
Health Care Equipment and Supplies — 0.1%
Becton Dickinson and Co., 3.73%, 12/15/24		80,000	81,349

Becton Dickinson and Co., 3.70%, 6/6/27	40,000	39,910
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.625%, 10/15/23(2)	40,000	31,400
Medtronic, Inc., 3.50%, 3/15/25	130,000	134,080
Medtronic, Inc., 4.375%, 3/15/35	50,000	53,788
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 6.625%, 5/15/22(2)	50,000	49,375
		389,902
Health Care Providers and Services — 0.4%
Acadia Healthcare Co., Inc., 5.125%, 7/1/22	25,000	25,219
Acadia Healthcare Co., Inc., 5.625%, 2/15/23	70,000	71,050
Aetna, Inc., 2.75%, 11/15/22	60,000	59,286
Anthem, Inc., 3.65%, 12/1/27	40,000	39,690
Anthem, Inc., 4.65%, 1/15/43	40,000	40,416
CHS / Community Health Systems, Inc., 5.125%, 8/1/21	35,000	34,650
CHS / Community Health Systems, Inc., 6.875%, 2/1/22	60,000	39,563
CHS / Community Health Systems, Inc., 6.25%, 3/31/23	100,000	97,750
CHS / Community Health Systems, Inc., 8.125%, 6/30/24(2)	55,000	40,975
CHS / Community Health Systems, Inc., VRN, 11.00%, 6/30/23(2)	150,000	122,250
CVS Health Corp., 3.50%, 7/20/22	50,000	50,633
CVS Health Corp., 4.30%, 3/25/28	120,000	120,988
CVS Health Corp., 4.78%, 3/25/38	40,000	39,019
CVS Health Corp., 5.05%, 3/25/48	60,000	59,411
DaVita, Inc., 5.125%, 7/15/24	107,000	107,267
DaVita, Inc., 5.00%, 5/1/25	155,000	152,239
Encompass Health Corp., 5.75%, 11/1/24	55,000	55,963
Envision Healthcare Corp., 8.75%, 10/15/26(2)	200,000	189,000
HCA, Inc., 7.50%, 2/15/22	215,000	237,037
HCA, Inc., 5.00%, 3/15/24	110,000	116,587
HCA, Inc., 5.375%, 2/1/25	220,000	232,100
HCA, Inc., 4.50%, 2/15/27	70,000	71,966
Jaguar Holding Co. II / Pharmaceutical Product Development LLC, 6.375%, 8/1/23(2)	95,000	97,138
Northwell Healthcare, Inc., 4.26%, 11/1/47	30,000	30,106
Team Health Holdings, Inc., 6.375%, 2/1/25(2)	45,000	38,475
Tenet Healthcare Corp., 4.50%, 4/1/21	50,000	50,938
Tenet Healthcare Corp., 8.125%, 4/1/22	230,000	246,263
Tenet Healthcare Corp., 6.75%, 6/15/23	50,000	51,188
Tenet Healthcare Corp., 5.125%, 5/1/25	150,000	151,687
UnitedHealth Group, Inc., 2.875%, 3/15/22	80,000	80,369
UnitedHealth Group, Inc., 3.75%, 7/15/25	80,000	83,240
UnitedHealth Group, Inc., 4.75%, 7/15/45	50,000	55,287
		2,887,750
Hotels, Restaurants and Leisure — 0.3%
1011778 BC ULC / New Red Finance, Inc., 5.00%, 10/15/25(2)	130,000	129,187
Boyd Gaming Corp., 6.875%, 5/15/23	91,000	94,640
Boyd Gaming Corp., 6.375%, 4/1/26	75,000	79,219
Eldorado Resorts, Inc., 7.00%, 8/1/23	160,000	167,600
Golden Nugget, Inc., 6.75%, 10/15/24(2)	140,000	143,500
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24	150,000	150,577
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 4.625%, 4/1/25	90,000	91,350
International Game Technology plc, 6.25%, 2/15/22(2)	170,000	178,075

Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp., 6.75%, 11/15/21(2)		85,000	87,869
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC, 5.25%, 6/1/26(2)		45,000	46,519
McDonald's Corp., MTN, 3.375%, 5/26/25		30,000	30,564
McDonald's Corp., MTN, 4.70%, 12/9/35		20,000	21,445
McDonald's Corp., MTN, 4.45%, 3/1/47		70,000	71,466
MGM Resorts International, 6.00%, 3/15/23		135,000	144,450
MGM Resorts International, 4.625%, 9/1/26		50,000	49,735
Penn National Gaming, Inc., 5.625%, 1/15/27(2)		175,000	173,250
Rivers Pittsburgh Borrower LP / Rivers Pittsburgh Finance Corp., 6.125%, 8/15/21(2)		50,000	50,750
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22		30,000	32,216
Scientific Games International, Inc., 6.25%, 9/1/20		70,000	70,525
Scientific Games International, Inc., 10.00%, 12/1/22		57,000	60,206
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.50%, 3/1/25(2)		235,000	237,865
Yum! Brands, Inc., 3.75%, 11/1/21		50,000	50,125
			2,161,133
Household Durables — 0.1%
Beazer Homes USA, Inc., 7.25%, 2/1/23		5,000	4,887
Beazer Homes USA, Inc., 5.875%, 10/15/27		90,000	81,675
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp., 6.125%, 7/1/22(2)		50,000	51,100
Century Communities, Inc., 6.875%, 5/15/22		30,000	30,675
Meritage Homes Corp., 5.125%, 6/6/27		190,000	188,100
PulteGroup, Inc., 5.50%, 3/1/26		100,000	105,875
Shea Homes LP / Shea Homes Funding Corp., 5.875%, 4/1/23(2)		60,000	60,300
Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc., 5.625%, 3/1/24(2)		225,000	228,375
Toll Brothers Finance Corp., 4.35%, 2/15/28		50,000	48,000
William Lyon Homes, Inc., 5.875%, 1/31/25		115,000	112,125
			911,112
Household Products†
Energizer Holdings, Inc., 5.50%, 6/15/25(2)		65,000	65,853
Spectrum Brands, Inc., 5.75%, 7/15/25		40,000	41,050
			106,903
Independent Power and Renewable Electricity Producers — 0.1%
Calpine Corp., 5.375%, 1/15/23		160,000	161,600
NRG Energy, Inc., 6.25%, 5/1/24		155,000	160,282
NRG Energy, Inc., 7.25%, 5/15/26		75,000	81,937
Vistra Energy Corp., 7.375%, 11/1/22		149,000	154,477
Vistra Energy Corp., 7.625%, 11/1/24		59,000	62,319
			620,615
Insurance — 0.2%
Allianz SE, MTN, VRN, 4.75%, 10/24/23	EUR	100,000	127,705
American International Group, Inc., 4.125%, 2/15/24		$110,000	114,914
American International Group, Inc., 4.50%, 7/16/44		40,000	39,217
Assicurazioni Generali SpA, MTN, VRN, 4.60%, 11/21/25	EUR	100,000	116,984
AXA SA, 7.125%, 12/15/20	GBP	20,000	28,427
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22		$78,000	79,166
Chubb INA Holdings, Inc., 3.15%, 3/15/25		70,000	70,867
Chubb INA Holdings, Inc., 3.35%, 5/3/26		30,000	30,561
CNP Assurances, VRN, 4.00%, 11/18/24	EUR	100,000	122,238
Fiore Capital LLC, VRDN, 2.50%, 5/7/19 (LOC: Wells Fargo Bank N.A.)		$450,000	450,000

Genworth Holdings, Inc., 7.625%, 9/24/21		35,000	34,300
Hartford Financial Services Group, Inc. (The), 5.95%, 10/15/36		20,000	23,577
Intesa Sanpaolo Vita SpA, VRN, 4.75%, 12/17/24	EUR	100,000	116,524
Markel Corp., 4.90%, 7/1/22		$70,000	73,776
MetLife, Inc., 4.125%, 8/13/42		30,000	30,537
MetLife, Inc., 4.875%, 11/13/43		30,000	33,755
Principal Financial Group, Inc., 3.30%, 9/15/22		30,000	30,386
Prudential Financial, Inc., 3.94%, 12/7/49		90,000	88,262
WR Berkley Corp., 4.625%, 3/15/22		40,000	41,885
			1,653,081
Interactive Media and Services — 0.1%
Rackspace Hosting, Inc., 8.625%, 11/15/24(2)		175,000	163,625
Tencent Holdings Ltd., 3.80%, 2/11/25(2)		86,000	87,726
Tencent Holdings Ltd., 3.60%, 1/19/28(2)		200,000	197,251
			448,602
Internet and Direct Marketing Retail†
Alibaba Group Holding Ltd., 2.80%, 6/6/23		200,000	197,956
JD.com, Inc., 3.875%, 4/29/26		143,000	140,638
			338,594
IT Services†
CDW LLC / CDW Finance Corp., 5.50%, 12/1/24		90,000	95,737
Fidelity National Information Services, Inc., 3.00%, 8/15/26		100,000	96,822
First Data Corp., 5.75%, 1/15/24(2)		120,000	124,125
			316,684
Life Sciences Tools and Services†
IQVIA, Inc., 4.875%, 5/15/23(2)		150,000	153,188
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21		65,000	66,129
Thermo Fisher Scientific, Inc., 3.30%, 2/15/22		27,000	27,378
Thermo Fisher Scientific, Inc., 5.30%, 2/1/44		40,000	46,140
			292,835
Marine†
Martin Midstream Partners LP / Martin Midstream Finance Corp., 7.25%, 2/15/21		150,000	147,750
Media — 0.5%
Altice Financing SA, 6.625%, 2/15/23(2)		260,000	267,150
AMC Networks, Inc., 4.75%, 8/1/25		190,000	189,447
Cablevision Systems Corp., 5.875%, 9/15/22		125,000	130,312
CBS Corp., 4.85%, 7/1/42		30,000	29,868
CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, 9/30/22		170,000	173,081
CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, 2/15/26(2)		150,000	157,312
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/27(2)		60,000	61,050
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, 7/23/25		170,000	180,472
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/45		50,000	56,873
Comcast Corp., 6.40%, 5/15/38		100,000	128,748
Comcast Corp., 4.75%, 3/1/44		30,000	32,694
CSC Holdings LLC, 5.375%, 7/15/23(2)		100,000	102,500
CSC Holdings LLC, 6.625%, 10/15/25(2)		100,000	106,500
CSC Holdings LLC, 5.50%, 5/15/26(2)		50,000	51,469
Digicel Ltd., 6.00%, 4/15/21		86,000	76,325
DISH DBS Corp., 6.75%, 6/1/21		100,000	103,369

DISH DBS Corp., 5.00%, 3/15/23	130,000	119,600
DISH DBS Corp., 5.875%, 11/15/24	175,000	151,594
Gray Television, Inc., 5.125%, 10/15/24(2)	100,000	102,000
Gray Television, Inc., 5.875%, 7/15/26(2)	175,000	180,798
Interpublic Group of Cos., Inc. (The), 4.00%, 3/15/22	6,000	6,143
Lamar Media Corp., 5.00%, 5/1/23	90,000	91,575
Lamar Media Corp., 5.375%, 1/15/24	30,000	30,863
Liquid Telecommunications Financing plc, 8.50%, 7/13/22(2)	75,000	76,082
Myriad International Holdings BV, 6.00%, 7/18/20	86,000	88,876
Nexstar Broadcasting, Inc., 5.625%, 8/1/24(2)	140,000	142,478
Sinclair Television Group, Inc., 5.625%, 8/1/24(2)	120,000	121,615
Sirius XM Radio, Inc., 4.625%, 5/15/23(2)	95,000	96,306
Sirius XM Radio, Inc., 5.375%, 4/15/25(2)	55,000	56,581
TEGNA, Inc., 5.50%, 9/15/24(2)	130,000	133,900
Univision Communications, Inc., 5.125%, 2/15/25(2)	170,000	160,437
Videotron Ltd., 5.00%, 7/15/22	75,000	78,340
Warner Media LLC, 2.95%, 7/15/26	80,000	76,796
Warner Media LLC, 3.80%, 2/15/27	60,000	60,406
		3,621,560
Metals and Mining — 0.2%
Alcoa Nederland Holding BV, 6.75%, 9/30/24(2)	75,000	79,500
Allegheny Technologies, Inc., 5.95%, 1/15/21	205,000	210,125
ArcelorMittal, 5.50%, 3/1/21	70,000	73,154
Cleveland-Cliffs, Inc., 5.75%, 3/1/25	220,000	219,175
First Quantum Minerals Ltd., 7.25%, 5/15/22(2)	90,000	91,350
First Quantum Minerals Ltd., 7.25%, 4/1/23	50,000	49,563
First Quantum Minerals Ltd., 6.50%, 3/1/24(2)	140,000	132,650
Freeport-McMoRan, Inc., 3.55%, 3/1/22	130,000	129,187
Freeport-McMoRan, Inc., 5.40%, 11/14/34	215,000	202,906
Nexa Resources SA, 5.375%, 5/4/27	128,000	133,472
Novelis Corp., 5.875%, 9/30/26(2)	190,000	193,562
Steel Dynamics, Inc., 5.25%, 4/15/23	115,000	117,013
Teck Resources Ltd., 6.25%, 7/15/41	40,000	43,287
Vedanta Resources Ltd., 6.125%, 8/9/24(2)	121,000	109,680
		1,784,624
Multi-Utilities — 0.1%
Abu Dhabi National Energy Co. PJSC, 5.875%, 12/13/21(2)	114,000	121,996
Abu Dhabi National Energy Co. PJSC, 3.625%, 1/12/23(2)	86,000	86,996
AmeriGas Partners LP / AmeriGas Finance Corp., 5.875%, 8/20/26	75,000	78,743
Berkshire Hathaway Energy Co., 3.50%, 2/1/25	50,000	51,365
Berkshire Hathaway Energy Co., 3.80%, 7/15/48	40,000	38,388
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43	40,000	39,698
Dominion Energy, Inc., 2.75%, 9/15/22	10,000	9,942
Dominion Energy, Inc., 4.90%, 8/1/41	30,000	32,124
Exelon Generation Co. LLC, 4.25%, 6/15/22	40,000	41,491
Exelon Generation Co. LLC, 5.60%, 6/15/42	30,000	32,028
Florida Power & Light Co., 3.95%, 3/1/48	30,000	30,768
Israel Electric Corp. Ltd., 6.875%, 6/21/23(2)	57,000	63,972
Listrindo Capital BV, 4.95%, 9/14/26	57,000	55,233

MidAmerican Energy Co., 4.40%, 10/15/44	60,000	64,809
NiSource, Inc., 5.65%, 2/1/45	40,000	46,920
Potomac Electric Power Co., 3.60%, 3/15/24	40,000	41,172
Sempra Energy, 2.875%, 10/1/22	70,000	69,558
Sempra Energy, 3.25%, 6/15/27	50,000	48,309
Sempra Energy, 4.00%, 2/1/48	30,000	27,721
Southwestern Public Service Co., 3.70%, 8/15/47	20,000	19,124
Talen Energy Supply LLC, 6.50%, 6/1/25	95,000	83,838
		1,084,195
Oil, Gas and Consumable Fuels — 0.8%
Antero Resources Corp., 5.125%, 12/1/22	145,000	146,088
Antero Resources Corp., 5.625%, 6/1/23	35,000	35,536
Antero Resources Corp., 5.00%, 3/1/25	20,000	19,800
Apache Corp., 4.75%, 4/15/43	30,000	28,830
Calumet Specialty Products Partners LP / Calumet Finance Corp., 6.50%, 4/15/21	70,000	67,900
Carrizo Oil & Gas, Inc., 6.25%, 4/15/23	70,000	68,412
Chesapeake Energy Corp., 8.00%, 1/15/25	150,000	152,625
Cimarex Energy Co., 4.375%, 6/1/24	50,000	52,007
CNOOC Finance 2013 Ltd., 3.00%, 5/9/23	143,000	141,804
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	50,000	52,145
CNX Resources Corp., 5.875%, 4/15/22	147,000	147,184
Concho Resources, Inc., 4.375%, 1/15/25	80,000	82,577
Denbury Resources, Inc., 9.00%, 5/15/21(2)	50,000	51,000
Denbury Resources, Inc., 4.625%, 7/15/23	75,000	51,563
Diamondback Energy, Inc., 4.75%, 11/1/24	105,000	107,625
Ecopetrol SA, 5.875%, 5/28/45	185,000	192,243
Enbridge, Inc., 4.00%, 10/1/23	40,000	41,452
Encana Corp., 6.50%, 2/1/38	30,000	35,645
Energy Transfer Operating LP, 4.15%, 10/1/20	70,000	71,072
Energy Transfer Operating LP, 3.60%, 2/1/23	12,000	12,062
Energy Transfer Operating LP, 4.25%, 3/15/23	50,000	51,350
Energy Transfer Operating LP, 5.50%, 6/1/27	125,000	135,900
Energy Transfer Operating LP, 6.50%, 2/1/42	40,000	45,277
EOG Resources, Inc., 5.625%, 6/1/19	24,000	24,050
EP Energy LLC / Everest Acquisition Finance, Inc., 8.00%, 11/29/24(2)	90,000	61,650
Exxon Mobil Corp., 3.04%, 3/1/26	10,000	10,056
Gazprom OAO Via Gaz Capital SA, 6.51%, 3/7/22(2)	79,000	85,113
Gazprom OAO Via Gaz Capital SA, 7.29%, 8/16/37(2)	79,000	94,732
Gran Tierra Energy International Holdings Ltd., 6.25%, 2/15/25(2)	120,000	115,650
Gulfport Energy Corp., 6.00%, 10/15/24	75,000	66,141
Gulfport Energy Corp., 6.375%, 5/15/25	95,000	84,194
Hess Corp., 6.00%, 1/15/40	40,000	42,809
Hilcorp Energy I LP / Hilcorp Finance Co., 5.75%, 10/1/25(2)	40,000	40,500
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	90,000	106,957
Laredo Petroleum, Inc., 6.25%, 3/15/23	70,000	64,925
Marathon Oil Corp., 3.85%, 6/1/25	40,000	40,509
MEG Energy Corp., 7.00%, 3/31/24(2)	100,000	95,219
MEG Energy Corp., 6.50%, 1/15/25(2)	75,000	75,656
MPLX LP, 4.875%, 6/1/25	140,000	149,199

MPLX LP, 4.50%, 4/15/38	20,000	19,248
MPLX LP, 5.20%, 3/1/47	10,000	10,324
Murphy Oil Corp., 4.45%, 12/1/22	90,000	90,351
Newfield Exploration Co., 5.75%, 1/30/22	85,000	90,698
Newfield Exploration Co., 5.375%, 1/1/26	50,000	54,030
Noble Energy, Inc., 4.15%, 12/15/21	60,000	61,495
Oasis Petroleum, Inc., 6.875%, 3/15/22	175,000	176,094
Parsley Energy LLC / Parsley Finance Corp., 5.375%, 1/15/25(2)	160,000	163,840
Petrobras Global Finance BV, 5.75%, 2/1/29	220,000	221,100
Petrobras Global Finance BV, 7.25%, 3/17/44	100,000	106,013
Petroleos Mexicanos, 6.00%, 3/5/20	52,000	53,107
Petroleos Mexicanos, 4.875%, 1/24/22	20,000	20,236
Petroleos Mexicanos, 3.50%, 1/30/23	30,000	28,875
Petroleos Mexicanos, 6.50%, 3/13/27	80,000	81,232
Petroleos Mexicanos, 6.625%, 6/15/35	30,000	29,165
Petroleos Mexicanos, 5.50%, 6/27/44	60,000	49,260
Phillips 66, 4.30%, 4/1/22	70,000	72,969
PTTEP Treasury Center Co. Ltd., VRN, 4.875%, 6/18/19	114,000	113,489
QEP Resources, Inc., 5.375%, 10/1/22	150,000	148,125
Range Resources Corp., 5.00%, 8/15/22	155,000	154,128
Ras Laffan Liquefied Natural Gas Co. Ltd. II, 5.30%, 9/30/20	19,015	19,261
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 6.75%, 9/30/19(2)	257,000	259,778
Reliance Industries Ltd., 4.125%, 1/28/25	185,000	189,709
Shell International Finance BV, 2.375%, 8/21/22	80,000	79,402
Shell International Finance BV, 3.625%, 8/21/42	55,000	53,508
SM Energy Co., 5.00%, 1/15/24	70,000	65,931
Southwestern Energy Co., 6.20%, 1/23/25	150,000	148,219
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.50%, 6/1/24	110,000	109,725
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.75%, 3/1/25	135,000	133,481
Total Capital Canada Ltd., 2.75%, 7/15/23	8,000	8,009
Tullow Oil plc, 7.00%, 3/1/25(2)	150,000	153,375
Whiting Petroleum Corp., 5.75%, 3/15/21	140,000	144,158
Williams Cos., Inc. (The), 4.55%, 6/24/24	130,000	137,079
Williams Cos., Inc. (The), 5.10%, 9/15/45	50,000	51,364
WPX Energy, Inc., 6.00%, 1/15/22	100,000	104,500
WPX Energy, Inc., 8.25%, 8/1/23	65,000	74,506
		6,423,241
Personal Products†
Avon Products, Inc., 7.00%, 3/15/23	45,000	45,112
Pharmaceuticals — 0.1%
Allergan Finance LLC, 3.25%, 10/1/22	88,000	87,943
Allergan Funding SCS, 3.85%, 6/15/24	100,000	101,725
Allergan Funding SCS, 4.55%, 3/15/35	40,000	39,417
Bausch Health Cos., Inc., 5.50%, 3/1/23(2)	150,000	151,125
Bausch Health Cos., Inc., 7.00%, 3/15/24(2)	50,000	52,813
Bausch Health Cos., Inc., 6.125%, 4/15/25(2)	120,000	121,800
Horizon Pharma USA, Inc., 6.625%, 5/1/23	35,000	36,072
Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21	200,000	197,736
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/1/26	150,000	125,949

Teva Pharmaceutical Finance Netherlands III BV, 6.75%, 3/1/28	150,000	154,635
		1,069,215
Road and Rail — 0.1%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	103,000	104,097
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	30,000	34,420
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	12,000	13,026
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	80,000	83,305
CSX Corp., 3.40%, 8/1/24	60,000	61,642
CSX Corp., 3.25%, 6/1/27	40,000	39,846
Park Aerospace Holdings Ltd., 5.25%, 8/15/22(2)	90,000	93,925
Rumo Luxembourg Sarl, 7.375%, 2/9/24	100,000	107,120
Union Pacific Corp., 4.75%, 9/15/41	80,000	85,589
		622,970
Semiconductors and Semiconductor Equipment†
Advanced Micro Devices, Inc., 7.00%, 7/1/24	45,000	46,856
NXP BV / NXP Funding LLC, 3.875%, 9/1/22(2)	75,000	76,518
		123,374
Software — 0.1%
Infor US, Inc., 6.50%, 5/15/22	263,000	268,670
Microsoft Corp., 2.70%, 2/12/25	100,000	99,835
Microsoft Corp., 3.45%, 8/8/36	20,000	19,907
Microsoft Corp., 4.25%, 2/6/47	130,000	142,476
Oracle Corp., 3.625%, 7/15/23	90,000	93,079
Oracle Corp., 2.65%, 7/15/26	50,000	48,509
		672,476
Specialty Retail — 0.2%
Herc Rentals, Inc., 7.50%, 6/1/22(2)	52,000	54,210
Hertz Corp. (The), 7.375%, 1/15/21	90,000	89,887
Hertz Corp. (The), 6.25%, 10/15/22	65,000	63,375
Home Depot, Inc. (The), 3.75%, 2/15/24	130,000	135,975
Home Depot, Inc. (The), 5.95%, 4/1/41	70,000	89,492
L Brands, Inc., 5.625%, 2/15/22	140,000	145,775
Party City Holdings, Inc., 6.125%, 8/15/23(2)	75,000	76,313
PetSmart, Inc., 5.875%, 6/1/25(2)	60,000	54,675
Sally Holdings LLC / Sally Capital, Inc., 5.50%, 11/1/23	75,000	75,609
Sonic Automotive, Inc., 5.00%, 5/15/23	50,000	49,625
United Rentals North America, Inc., 4.625%, 7/15/23	110,000	112,200
United Rentals North America, Inc., 5.50%, 7/15/25	200,000	207,600
United Rentals North America, Inc., 5.50%, 5/15/27	50,000	51,625
		1,206,361
Technology Hardware, Storage and Peripherals — 0.1%
Apple, Inc., 2.50%, 2/9/25	205,000	201,073
Apple, Inc., 2.45%, 8/4/26	50,000	48,215
Apple, Inc., 3.20%, 5/11/27	70,000	70,548
Apple, Inc., 2.90%, 9/12/27	20,000	19,690
Dell International LLC / EMC Corp., 7.125%, 6/15/24(2)	195,000	206,302
Dell International LLC / EMC Corp., 6.02%, 6/15/26(2)	170,000	184,288
EMC Corp., 2.65%, 6/1/20	50,000	49,748
Hewlett Packard Enterprise Co., 3.60%, 10/15/20	80,000	80,776

NCR Corp., 5.00%, 7/15/22	100,000	100,625
Western Digital Corp., 4.75%, 2/15/26	80,000	77,400
		1,038,665
Textiles, Apparel and Luxury Goods†
Hanesbrands, Inc., 4.625%, 5/15/24(2)	90,000	91,350
Trading Companies and Distributors†
Beacon Roofing Supply, Inc., 4.875%, 11/1/25(2)	100,000	96,500
International Lease Finance Corp., 5.875%, 8/15/22	100,000	107,789
		204,289
Wireless Telecommunication Services — 0.2%
C&W Senior Financing DAC, 6.875%, 9/15/27(2)	130,000	130,779
GTH Finance BV, 7.25%, 4/26/23(2)	87,000	94,446
Millicom International Cellular SA, 5.125%, 1/15/28(2)	143,000	140,855
MTN Mauritius Investments Ltd., 4.76%, 11/11/24(2)	120,000	116,246
Sprint Corp., 7.25%, 9/15/21	80,000	84,000
Sprint Corp., 7.875%, 9/15/23	70,000	72,975
Sprint Corp., 7.125%, 6/15/24	315,000	316,477
T-Mobile USA, Inc., 6.375%, 3/1/25	130,000	135,487
T-Mobile USA, Inc., 6.50%, 1/15/26	100,000	107,220
		1,198,485
TOTAL CORPORATE BONDS (Cost $56,767,322)		56,908,134
U.S. TREASURY SECURITIES — 4.7%
U.S. Treasury Bonds, 4.50%, 2/15/36	900,000	1,123,260
U.S. Treasury Bonds, 3.50%, 2/15/39	150,000	167,250
U.S. Treasury Bonds, 3.00%, 5/15/42	250,000	255,317
U.S. Treasury Bonds, 3.75%, 11/15/43	40,000	45,984
U.S. Treasury Bonds, 3.125%, 8/15/44(4)	2,160,000	2,242,097
U.S. Treasury Bonds, 3.00%, 11/15/44	100,000	101,574
U.S. Treasury Bonds, 3.00%, 5/15/45	100,000	101,606
U.S. Treasury Bonds, 3.00%, 11/15/45	50,000	50,797
U.S. Treasury Bonds, 2.50%, 5/15/46	1,250,000	1,149,805
U.S. Treasury Inflation Indexed Bonds, 2.00%, 1/15/26	1,464,617	1,611,623
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27	250,690	285,775
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29	2,531,303	2,993,434
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40	421,020	522,603
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42	738,322	714,720
U.S. Treasury Inflation Indexed Bonds, 0.625%, 2/15/43	340,830	318,421
U.S. Treasury Inflation Indexed Bonds, 1.375%, 2/15/44	1,247,290	1,368,572
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45	1,309,597	1,249,451
U.S. Treasury Inflation Indexed Bonds, 0.875%, 2/15/47	418,864	411,318
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24	812,505	821,564
U.S. Treasury Inflation Indexed Notes, 2.375%, 1/15/25(4)	2,480,869	2,751,840
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/26	1,276,584	1,288,656
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/26	3,638,198	3,554,649
U.S. Treasury Inflation Indexed Notes, 0.875%, 1/15/29	350,378	361,045
U.S. Treasury Notes, 1.75%, 9/30/19	850,000	847,593
U.S. Treasury Notes, 1.50%, 11/30/19	1,350,000	1,342,696
U.S. Treasury Notes, 1.375%, 1/15/20(4)	300,000	297,820
U.S. Treasury Notes, 1.375%, 2/29/20	850,000	842,795

U.S. Treasury Notes, 1.50%, 5/31/20	200,000	198,145
U.S. Treasury Notes, 2.50%, 2/28/21	5,500,000	5,521,484
U.S. Treasury Notes, 2.375%, 3/15/21	3,300,000	3,305,608
U.S. Treasury Notes, 1.125%, 8/31/21	80,000	77,969
U.S. Treasury Notes, 2.00%, 12/31/21(4)	200,000	198,852
U.S. Treasury Notes, 1.875%, 4/30/22	1,000,000	989,375
U.S. Treasury Notes, 2.25%, 8/15/27(4)	200,000	196,914
U.S. Treasury Notes, 2.75%, 2/15/28	200,000	204,324
TOTAL U.S. TREASURY SECURITIES (Cost $36,873,032)		37,514,936
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 2.1%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.3%
FHLMC, VRN, 4.68%, (1-year H15T1Y plus 2.25%), 9/1/35	81,550	85,941
FHLMC, VRN, 4.59%, (12-month LIBOR plus 1.87%), 7/1/36	23,931	25,116
FHLMC, VRN, 4.45%, (1-year H15T1Y plus 2.14%), 10/1/36	35,659	37,482
FHLMC, VRN, 4.72%, (1-year H15T1Y plus 2.25%), 4/1/37	39,452	41,520
FHLMC, VRN, 4.14%, (12-month LIBOR plus 1.78%), 9/1/40	28,503	29,622
FHLMC, VRN, 4.31%, (12-month LIBOR plus 1.88%), 5/1/41	8,719	9,110
FHLMC, VRN, 3.69%, (12-month LIBOR plus 1.89%), 7/1/41	29,805	30,535
FHLMC, VRN, 4.08%, (12-month LIBOR plus 1.87%), 7/1/41	29,844	30,998
FHLMC, VRN, 4.70%, (12-month LIBOR plus 1.64%), 2/1/43	18,957	19,644
FHLMC, VRN, 4.25%, (12-month LIBOR plus 1.62%), 6/1/43	212	219
FHLMC, VRN, 4.27%, (12-month LIBOR plus 1.65%), 6/1/43	9,764	10,102
FHLMC, VRN, 2.36%, (12-month LIBOR plus 1.63%), 8/1/46	313,082	313,242
FHLMC, VRN, 3.07%, (12-month LIBOR plus 1.64%), 9/1/47	248,942	252,000
FNMA, VRN, 4.24%, (6-month LIBOR plus 1.57%), 6/1/35	53,305	55,203
FNMA, VRN, 4.24%, (6-month LIBOR plus 1.57%), 6/1/35	43,581	45,067
FNMA, VRN, 4.25%, (6-month LIBOR plus 1.57%), 6/1/35	96,350	99,766
FNMA, VRN, 4.27%, (6-month LIBOR plus 1.57%), 6/1/35	31,227	32,301
FNMA, VRN, 4.35%, (6-month LIBOR plus 1.54%), 9/1/35	11,579	11,987
FNMA, VRN, 4.52%, (1-year H15T1Y plus 2.16%), 3/1/38	39,240	41,224
FNMA, VRN, 4.82%, (12-month LIBOR plus 1.69%), 1/1/40	8,479	8,947
FNMA, VRN, 4.69%, (12-month LIBOR plus 1.79%), 3/1/40	16,976	17,854
FNMA, VRN, 3.62%, (12-month LIBOR plus 1.79%), 8/1/40	28,138	29,088
FNMA, VRN, 3.20%, (12-month LIBOR plus 1.77%), 10/1/40	33,861	34,988
FNMA, VRN, 3.32%, (12-month LIBOR plus 1.82%), 9/1/41	42,303	43,121
FNMA, VRN, 3.19%, (12-month LIBOR plus 1.61%), 3/1/47	187,989	189,842
FNMA, VRN, 3.20%, (12-month LIBOR plus 1.61%), 3/1/47	108,459	109,570
FNMA, VRN, 3.17%, (12-month LIBOR plus 1.61%), 4/1/47	99,960	101,054
FNMA, VRN, 2.96%, (12-month LIBOR plus 1.62%), 5/1/47	127,673	128,825
FNMA, VRN, 3.26%, (12-month LIBOR plus 1.62%), 5/1/47	136,321	138,499
		1,972,867
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 1.8%
FHLMC, 7.00%, 8/1/29	543	584
FHLMC, 8.00%, 7/1/30	4,208	4,938
FHLMC, 5.50%, 12/1/33	29,985	32,970
FHLMC, 6.00%, 11/1/38	122,743	136,340
FHLMC, 3.50%, 4/1/49	1,850,000	1,870,076
FNMA, 4.50% TBA	2,223,000	2,313,285
FNMA, 5.00%, 9/1/20	4,099	4,180

FNMA, 7.00%, 6/1/26	229	249
FNMA, 7.00%, 1/1/29	3,428	3,627
FNMA, 6.50%, 4/1/29	7,754	8,542
FNMA, 6.50%, 8/1/29	3,074	3,444
FNMA, 6.50%, 12/1/29	8,282	9,124
FNMA, 7.00%, 3/1/30	1,809	1,950
FNMA, 7.50%, 9/1/30	1,159	1,359
FNMA, 5.00%, 7/1/31	4,061	4,284
FNMA, 7.00%, 9/1/31	5,553	6,000
FNMA, 6.50%, 1/1/32	1,769	1,949
FNMA, 6.50%, 8/1/32	3,242	3,660
FNMA, 6.50%, 11/1/32	33,288	37,308
FNMA, 5.50%, 6/1/33	11,152	12,194
FNMA, 5.50%, 8/1/33	17,389	19,090
FNMA, 5.00%, 11/1/33	133,891	143,722
FNMA, 3.50%, 3/1/34	99,513	101,840
FNMA, 4.50%, 9/1/35	72,094	76,488
FNMA, 5.00%, 2/1/36	98,606	106,354
FNMA, 5.50%, 1/1/37	67,453	74,295
FNMA, 6.50%, 8/1/37	49,388	53,780
FNMA, 5.00%, 4/1/40	254,406	273,747
FNMA, 4.00%, 1/1/41	860,721	897,632
FNMA, 4.50%, 7/1/41	382,325	405,244
FNMA, 4.50%, 9/1/41	32,139	34,063
FNMA, 4.00%, 12/1/41	259,878	270,694
FNMA, 3.50%, 5/1/42	204,863	208,423
FNMA, 3.50%, 6/1/42	121,549	123,849
FNMA, 3.00%, 11/1/42	424,331	421,775
FNMA, 3.50%, 5/1/45	560,179	568,505
FNMA, 3.50%, 2/1/46	1,065,536	1,081,316
FNMA, 3.00%, 11/1/46	494,815	489,720
FNMA, 6.50%, 8/1/47	8,193	8,740
FNMA, 6.50%, 9/1/47	11,649	12,371
FNMA, 6.50%, 9/1/47	560	596
FNMA, 6.50%, 9/1/47	6,124	6,505
FNMA, 3.00%, 4/1/48	483,418	479,314
FNMA, 4.00%, 6/1/48	2,337,448	2,405,960
GNMA, 3.00% TBA	700,000	698,441
GNMA, 7.50%, 10/15/25	938	949
GNMA, 6.00%, 3/15/26	2,878	3,111
GNMA, 7.00%, 12/15/27	2,686	2,697
GNMA, 6.50%, 2/15/28	254	277
GNMA, 7.00%, 5/15/31	9,372	10,681
GNMA, 5.50%, 11/15/32	17,980	19,857
GNMA, 6.50%, 10/15/38	245,699	279,096
GNMA, 4.50%, 5/20/41	225,680	237,450
GNMA, 4.50%, 6/15/41	286,252	303,202
GNMA, 3.50%, 4/20/45	71,570	72,933
GNMA, 2.50%, 7/20/46	116,554	113,506

GNMA, 2.50%, 8/20/46		249,980	243,440
GNMA, 2.50%, 2/20/47		34,475	33,572
			14,739,298
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $16,637,558)			16,712,165
ASSET-BACKED SECURITIES — 1.2%
Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A SEQ, 2.46%, 7/20/20(2)		175,000	174,936
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(2)		112,533	111,774
Colony Starwood Homes, Series 2016-2A, Class A, VRN, 3.72%, (1-month LIBOR plus 1.25%), 12/17/33(2)		245,408	245,627
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(2)		13,828	13,802
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(2)		81,781	81,037
Invitation Homes Trust, Series 2018-SFR1, Class A, VRN, 3.17%, (1-month LIBOR plus 0.70%), 3/17/37(2)		341,450	338,289
Invitation Homes Trust, Series 2018-SFR1, Class B, VRN, 3.42%, (1-month LIBOR plus 0.95%), 3/17/37(2)		1,325,000	1,317,132
Invitation Homes Trust, Series 2018-SFR2, Class C, VRN, 3.75%, (1-month LIBOR plus 1.28%), 6/17/37(2)		350,000	350,602
Invitation Homes Trust, Series 2018-SFR3, Class B, VRN, 3.62%, (1-month LIBOR plus 1.15%), 7/17/37(2)		700,000	697,674
Invitation Homes Trust, Series 2018-SFR4, Class B, VRN, 3.72%, (1-month LIBOR plus 1.25%), 1/17/38(2)		1,100,000	1,098,843
MVW Owner Trust, Series 2014-1A, Class A SEQ, 2.25%, 9/22/31(2)		54,616	54,060
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(2)		43,436	43,106
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(2)		47,657	46,893
MVW Owner Trust, Series 2017-1A, Class A SEQ, 2.42%, 12/20/34(2)		150,770	148,986
MVW Owner Trust, Series 2018-1A, Class B, 3.60%, 1/21/36(2)		868,212	881,993
Progress Residential Trust, Series 2016-SFR2, Class A SEQ, VRN, 3.87%, (1-month LIBOR plus 1.40%), 1/17/34(2)		174,828	174,990
Progress Residential Trust, Series 2018-SFR1, Class B, 3.48%, 3/17/35(2)		100,000	100,428
Progress Residential Trust, Series 2018-SFR3, Class C, 4.18%, 10/17/35(2)		850,000	874,376
Sierra Timeshare Conduit Receivables Funding LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(2)		61,086	61,005
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A SEQ, 2.40%, 3/22/32(2)		52,525	52,348
Sierra Timeshare Receivables Funding LLC, Series 2016-2A, Class A SEQ, 2.33%, 7/20/33(2)		21,919	21,631
Sierra Timeshare Receivables Funding LLC, Series 2018-2A, Class B, 3.65%, 6/20/35(2)		407,384	411,590
Sierra Timeshare Receivables Funding LLC, Series 2018-3A, Class B, 3.87%, 9/20/35(2)		298,354	303,316
Towd Point Mortgage Trust, Series 2017-2, Class A1, VRN, 2.75%, 4/25/57(2)		126,416	125,063
Towd Point Mortgage Trust, Series 2017-4, Class A1, VRN, 2.75%, 6/25/57(2)		367,781	363,684
Towd Point Mortgage Trust, Series 2017-6, Class A1, VRN, 2.75%, 10/25/57(2)		178,020	176,618
Towd Point Mortgage Trust, Series 2018-1, Class A1 SEQ, VRN, 3.00%, 1/25/58(2)		139,760	138,830
Towd Point Mortgage Trust, Series 2018-4, Class A1, VRN, 3.00%, 6/25/58(2)		374,923	370,803
UAL Pass-Through Trust, Series 2007-1, Class A, 6.64%, 1/2/24		57,380	60,576
US Airways Pass-Through Trust, Series 2013-1, Class A, 3.95%, 5/15/27		43,101	43,963
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(2)		519,600	514,480
VSE VOI Mortgage LLC, Series 2017-A, Class A SEQ, 2.33%, 3/20/35(2)		164,631	161,962
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(2)		385,566	391,329
TOTAL ASSET-BACKED SECURITIES (Cost $9,899,896)			9,951,746
SOVEREIGN GOVERNMENTS AND AGENCIES — 1.1%
Australia†
Australia Government Bond, 2.75%, 4/21/24	AUD	305,000	229,102
New South Wales Treasury Corp., 3.00%, 3/20/28	AUD	110,000	82,569
			311,671
Austria†
Republic of Austria Government Bond, 3.40%, 11/22/22(2)	EUR	69,000	88,041
Republic of Austria Government Bond, 0.75%, 10/20/26(2)	EUR	41,000	48,508

Republic of Austria Government Bond, 4.15%, 3/15/37(2)	EUR	29,000	51,010
			187,559
Belgium†
Kingdom of Belgium Government Bond, 4.25%, 3/28/41(2)	EUR	27,000	47,933
Canada — 0.1%
Province of British Columbia Canada, 3.25%, 12/18/21	CAD	179,000	138,717
Province of British Columbia Canada, 2.85%, 6/18/25	CAD	201,000	156,708
Province of Quebec Canada, 3.00%, 9/1/23	CAD	215,000	167,632
Province of Quebec Canada, 5.75%, 12/1/36	CAD	108,000	114,372
Province of Quebec Canada, 3.50%, 12/1/48	CAD	20,000	17,032
			594,461
Colombia†
Colombia Government International Bond, 4.375%, 7/12/21		$100,000	102,800
Czech Republic†
Czech Republic Government Bond, 4.70%, 9/12/22	CZK	610,000	29,349
Denmark†
Denmark Government Bond, 0.50%, 11/15/27	DKK	245,000	38,692
Denmark Government Bond, 4.50%, 11/15/39	DKK	62,000	16,754
			55,446
Finland†
Finland Government Bond, 4.00%, 7/4/25(2)	EUR	58,000	81,997
France — 0.1%
French Republic Government Bond OAT, 1.75%, 11/25/24	EUR	153,000	190,328
French Republic Government Bond OAT, 5.50%, 4/25/29	EUR	100,000	169,651
French Republic Government Bond OAT, 3.25%, 5/25/45	EUR	132,000	214,760
			574,739
Germany — 0.2%
Bundesrepublik Deutschland Bundesanleihe, 0.50%, 2/15/25	EUR	185,000	218,141
Bundesrepublik Deutschland Bundesanleihe, 0.00%, 8/15/26(5)	EUR	365,000	416,605
Bundesrepublik Deutschland Bundesanleihe, 0.25%, 2/15/27	EUR	248,000	287,944
Bundesrepublik Deutschland Bundesanleihe, 4.75%, 7/4/28	EUR	34,000	55,158
Bundesrepublik Deutschland Bundesanleihe, 4.75%, 7/4/40	EUR	24,000	50,238
Bundesrepublik Deutschland Bundesanleihe, 2.50%, 7/4/44	EUR	56,000	90,986
			1,119,072
Indonesia†
Indonesia Treasury Bond, 8.375%, 9/15/26	IDR	2,000,000,000	147,345
Ireland†
Ireland Government Bond, 3.40%, 3/18/24	EUR	74,000	97,472
Italy — 0.1%
Italy Buoni Poliennali Del Tesoro, 1.50%, 6/1/25	EUR	35,000	38,474
Italy Buoni Poliennali Del Tesoro, 2.00%, 12/1/25	EUR	223,000	251,423
Italy Buoni Poliennali Del Tesoro, 4.75%, 9/1/44(2)	EUR	199,000	273,838
Italy Buoni Poliennali Del Tesoro, 3.45%, 3/1/48(2)	EUR	130,000	148,056
			711,791
Japan — 0.4%
Japan Government Thirty Year Bond, 2.40%, 3/20/37	JPY	60,800,000	746,210
Japan Government Thirty Year Bond, 2.00%, 9/20/41	JPY	29,700,000	356,156
Japan Government Thirty Year Bond, 1.40%, 12/20/45	JPY	21,750,000	239,136

Japan Government Twenty Year Bond, 2.10%, 12/20/26	JPY	131,900,000	1,388,519
			2,730,021
Malaysia†
Malaysia Government Bond, 3.96%, 9/15/25	MYR	250,000	61,034
Mexico — 0.1%
Mexican Bonos, 6.50%, 6/9/22	MXN	2,290,000	116,034
Mexico Government International Bond, 4.15%, 3/28/27		$200,000	203,060
			319,094
Netherlands†
Netherlands Government Bond, 0.00%, 1/15/22(2)(5)	EUR	65,000	73,957
Netherlands Government Bond, 0.50%, 7/15/26(2)	EUR	100,000	117,294
Netherlands Government Bond, 2.75%, 1/15/47(2)	EUR	27,000	45,980
			237,231
Norway†
Norway Government Bond, 2.00%, 5/24/23(2)	NOK	85,000	10,070
Norway Government Bond, 1.75%, 2/17/27(2)	NOK	510,000	59,603
			69,673
Peru†
Peru Government Bond, 6.15%, 8/12/32(2)	PEN	501,000	159,819
Peruvian Government International Bond, 5.625%, 11/18/50		$60,000	76,800
			236,619
Poland†
Republic of Poland Government Bond, 4.00%, 10/25/23	PLN	215,000	60,522
Republic of Poland Government International Bond, 5.125%, 4/21/21		$70,000	73,421
			133,943
Russia†
Russian Federal Bond - OFZ, 7.05%, 1/19/28	RUB	1,400,000	20,495
Singapore†
Singapore Government Bond, 3.125%, 9/1/22	SGD	90,000	68,749
South Africa†
Republic of South Africa Government International Bond, 5.50%, 3/9/20		$110,000	111,823
Switzerland†
Swiss Confederation Government Bond, 1.25%, 5/28/26	CHF	147,000	162,415
Swiss Confederation Government Bond, 2.50%, 3/8/36	CHF	3,000	4,150
			166,565
Thailand†
Thailand Government Bond, 3.625%, 6/16/23	THB	1,150,000	38,288
Thailand Government Bond, 3.85%, 12/12/25	THB	3,200,000	109,930
			148,218
United Kingdom — 0.1%
United Kingdom Gilt, 1.50%, 7/22/26	GBP	249,000	336,257
United Kingdom Gilt, 4.50%, 12/7/42	GBP	192,000	388,526
United Kingdom Gilt, 4.25%, 12/7/49	GBP	65,000	137,217
United Kingdom Gilt, 4.25%, 12/7/55	GBP	2,000	4,512
			866,512
Uruguay†
Uruguay Government International Bond, 4.125%, 11/20/45		$30,000	28,920
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $8,946,044)			9,260,532
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.0%

Private Sponsor Collateralized Mortgage Obligations — 0.5%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	10,111	10,308
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 4.38%, 3/25/35	17,960	18,310
Banc of America Mortgage Trust, Series 2004-E, Class 2A6 SEQ, VRN, 4.39%, 6/25/34	71,376	71,781
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 4.07%, 11/25/34	19,733	19,375
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 4.45%, 8/25/34	23,258	22,855
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 4.43%, 8/25/34	61,214	61,290
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 4.48%, 8/25/35	22,704	23,237
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates, Series 2005-3, Class 1A1, VRN, 5.36%, 7/25/35	72,191	75,196
Credit Suisse Mortgage Trust, Series 2017-HL2, Class A3 SEQ, VRN, 3.50%, 10/25/47(2)	168,800	169,493
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 4.47%, 10/25/34	46,492	46,440
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 4.39%, 8/25/35	20,041	20,385
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 3.87%, 6/25/34	26,265	26,182
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 4.55%, 5/25/34	52,920	54,502
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 4.00%, 1/25/35	47,332	47,143
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 4.50%, 9/25/35	66,886	68,719
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, VRN, 4.41%, 9/25/35	20,830	21,251
JPMorgan Mortgage Trust, Series 2005-A4, Class 1A1, VRN, 4.35%, 7/25/35	19,631	19,875
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 4.19%, 7/25/35	15,148	15,202
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 4.68%, 4/25/35	37,209	38,019
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 3/25/43(2)	56,156	55,157
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 4.45%, 11/21/34	98,455	102,210
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 4.38%, 11/25/35	50,200	50,247
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 4.44%, 2/25/35	31,010	31,550
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A2, VRN, 4.44%, 2/25/35	12,404	12,911
New Residential Mortgage Loan Trust, Series 2017-2A, Class A3, VRN, 4.00%, 3/25/57(2)	468,036	482,576
New Residential Mortgage Loan Trust, Series 2017-5A, Class A1, VRN, 3.98%, (1-month LIBOR plus 1.50%), 6/25/57(2)	311,164	318,801
Sequoia Mortgage Trust, Series 2017-7, Class A4 SEQ, VRN, 3.50%, 10/25/47(2)	171,412	172,575
Sequoia Mortgage Trust, Series 2017-CH2, Class A10 SEQ, VRN, 4.00%, 12/25/47(2)	304,536	308,256
Sequoia Mortgage Trust, Series 2018-2, Class A4 SEQ, VRN, 3.50%, 2/25/48(2)	178,168	178,723
Sequoia Mortgage Trust, Series 2018-CH2, Class A12 SEQ, VRN, 4.00%, 6/25/48(2)	310,895	316,204
Sofi Mortgage Trust, Series 2016-1A, Class 1A4 SEQ, VRN, 3.00%, 11/25/46(2)	62,051	60,262
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 4.46%, 7/25/34	27,136	27,466
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 3.22%, (1-month LIBOR plus 0.74%), 9/25/44	50,344	49,895
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	29,575	29,859
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 4.46%, 3/25/35	100,474	99,676
WaMu Mortgage Pass-Through Certificates, Series 2005-AR7, Class A3, VRN, 4.11%, 8/25/35	55,673	56,664
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-S, Class A1, VRN, 4.64%, 9/25/34	37,851	39,220
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 4.97%, 12/25/34	37,930	38,969
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	29,586	29,221
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 2A6, 5.25%, 10/25/35	50,197	51,498
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 4.78%, 6/25/35	108,293	115,283
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR12, Class 2A6, VRN, 4.93%, 6/25/35	13,422	13,907
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 4.98%, 3/25/35	29,625	30,435
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR4, Class 2A1, VRN, 5.11%, 4/25/35	23,297	23,744
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR7, Class 1A1, VRN, 4.96%, 5/25/35	57,756	59,914
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	40,533	40,430
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-4, Class 2A1, 6.00%, 4/25/36	315,116	313,470

Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 1A1, VRN, 4.82%, 7/25/36	44,396	45,012
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR12, Class 1A1, VRN, 4.72%, 9/25/36	42,991	43,635
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	17,901	17,913
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	7,165	7,290
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-15, Class A1, 6.00%, 11/25/37	27,505	27,638
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	8,077	8,054
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 4.91%, 1/25/38	42,366	41,111
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR7, Class A1, VRN, 4.78%, 12/28/37	24,995	24,728
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	21,617	22,835
		4,176,902
U.S. Government Agency Collateralized Mortgage Obligations — 0.5%
FHLMC, Series 2016-HQA3, Class M2, VRN, 3.83%, (1-month LIBOR plus 1.35%), 3/25/29	74,983	75,441
FHLMC, Series 2017-DNA2, Class M1, VRN, 3.68%, (1-month LIBOR plus 1.20%), 10/25/29	1,607,450	1,616,475
FHLMC, Series 2018-DNA1, Class M1, VRN, 2.93%, (1-month LIBOR plus 0.45%), 7/25/30	90,250	89,928
FNMA, Series 2014-C02, Class 1M2, VRN, 5.08%, (1-month LIBOR plus 2.60%), 5/25/24	55,000	57,715
FNMA, Series 2014-C02, Class 2M2, VRN, 5.08%, (1-month LIBOR plus 2.60%), 5/25/24	236,117	246,582
FNMA, Series 2016-C05, Class 2M1, VRN, 3.83%, (1-month LIBOR plus 1.35%), 1/25/29	5,313	5,317
FNMA, Series 2017-C01, Class 1M1, VRN, 3.78%, (1-month LIBOR plus 1.30%), 7/25/29	62,043	62,258
FNMA, Series 2017-C03, Class 1M2, VRN, 5.48%, (1-month LIBOR plus 3.00%), 10/25/29	75,000	79,741
FNMA, Series 2017-C06, Class 2M2, VRN, 5.28%, (1-month LIBOR plus 2.80%), 2/25/30	100,000	103,607
FNMA, Series 2017-C07, Class 1M2, VRN, 4.88%, (1-month LIBOR plus 2.40%), 5/25/30	1,600,000	1,638,280
		3,975,344
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $8,118,483)		8,152,246
EXCHANGE-TRADED FUNDS — 0.8%
iShares MSCI EAFE Value ETF	20,264	1,015,024
iShares Russell 1000 Growth ETF	1,950	308,256
iShares Russell 1000 Value ETF	24,570	3,138,818
iShares Russell 2000 Value ETF	842	104,686
iShares Russell Mid-Cap Value ETF	20,522	1,840,823
SPDR S&P Oil & Gas Exploration & Production ETF	13,592	420,672
TOTAL EXCHANGE-TRADED FUNDS (Cost $6,493,503)		6,828,279
COLLATERALIZED LOAN OBLIGATIONS — 0.8%
Ares XXXIIR CLO Ltd., Series 2014-32RA, Class A2A, VRN, 4.23%, (3-month LIBOR plus 1.55%), 5/15/30(2)	600,000	591,633
Bean Creek CLO Ltd., Series 2015-1A, Class AR, VRN, 3.61%, (3-month LIBOR plus 1.02%), 4/20/31(2)	150,000	148,216
Bean Creek CLO Ltd., Series 2015-1A, Class BR, VRN, 4.04%, (3-month LIBOR plus 1.45%), 4/20/31(2)	100,000	98,068
Carlyle Global Market Strategies CLO Ltd., Series 2014-2RA, Class A3, VRN, 4.18%, (3-month LIBOR plus 1.50%), 5/15/31(2)	1,250,000	1,226,952
CBAM Ltd., Series 2018-5A, Class A, VRN, 3.61%, (3-month LIBOR plus 1.02%), 4/17/31(2)	250,000	245,904
CBAM Ltd., Series 2018-5A, Class B1, VRN, 3.99%, (3-month LIBOR plus 1.40%), 4/17/31(2)	400,000	386,540
CIFC Funding Ltd., Series 2013-3RA, Class A1, VRN, 3.56%, (3-month LIBOR plus 0.98%), 4/24/31(2)	300,000	295,362
Dryden 41 Senior Loan Fund, Series 2015-41A, Class AR, VRN, 3.57%, (3-month LIBOR plus 0.97%), 4/15/31(2)	500,000	491,595
Dryden 64 CLO Ltd., Series 2018-64A, Class A, VRN, 3.57%, (3-month LIBOR plus 0.97%), 4/18/31(2)	350,000	344,847
Goldentree Loan Management US CLO 3 Ltd., Series 2018-3A, Class B1, VRN, 4.14%, (3-month LIBOR plus 1.55%), 4/20/30(2)	300,000	295,830
Goldentree Loan Opportunities X Ltd., Series 2015-10A, Class AR, VRN, 3.71%, (3-month LIBOR plus 1.12%), 7/20/31(2)	150,000	148,819
Goldentree Loan Opportunities XI Ltd., Series 2015-11A, Class AR2, VRN, 3.67%, (3-month LIBOR plus 1.07%), 1/18/31(2)	100,000	99,022
KKR CLO Ltd., Series 2022A, Class A, VRN, 3.74%, (3-month LIBOR plus 1.15%), 7/20/31(2)	200,000	198,562
KKR CLO Ltd., Series 2022A, Class B, VRN, 4.19%, (3-month LIBOR plus 1.60%), 7/20/31(2)	400,000	393,062

Madison Park Funding XIII Ltd., Series 2014-13A, Class AR2, VRN, 3.54%, (3-month LIBOR plus 0.95%), 4/19/30(2)	200,000	199,155
Madison Park Funding XIII Ltd., Series 2014-13A, Class BR2, VRN, 4.09%, (3-month LIBOR plus 1.50%), 4/19/30(2)	100,000	99,345
Magnetite VIII Ltd., Series 2014-8A, Class AR2, VRN, 3.58%, (3-month LIBOR plus 0.98%), 4/15/31(2)	275,000	273,158
Magnetite VIII Ltd., Series 2014-8A, Class BR2, VRN, 4.10%, (3-month LIBOR plus 1.50%), 4/15/31(2)	300,000	296,077
Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class B, VRN, 4.35%, (3-month LIBOR plus 1.75%), 4/18/31(2)	25,000	24,950
Symphony CLO XIX Ltd., Series 2018-19A, Class A, VRN, 3.56%, (3-month LIBOR plus 0.96%), 4/16/31(2)	300,000	295,533
Voya CLO Ltd., Series 2013-2A, Class A1R, VRN, 3.55%, (3-month LIBOR plus 0.97%), 4/25/31(2)	100,000	98,368
Voya CLO Ltd., Series 2013-3A, Class A2RR, VRN, 4.30%, (3-month LIBOR plus 1.70%), 10/18/31(2)	400,000	398,052
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $6,727,753)		6,649,050
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.6%
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(2)	300,000	305,268
Benchmark Mortgage Trust, Series 2018-B6, Class AS, 4.44%, 10/10/51	825,000	891,777
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM, VRN, 4.43%, 2/10/47	250,000	265,542
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class AM, VRN, 4.19%, 10/10/47	225,000	235,804
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class AM, VRN, 4.19%, 9/10/47	200,000	208,659
Commercial Mortgage Pass-Through Certificates, Series 2015-CR22, Class AM, VRN, 3.60%, 3/10/48	275,000	277,565
Commercial Mortgage Trust, Series 2016-CD2, Class A4 SEQ, VRN, 3.53%, 11/10/49	200,000	205,692
Commercial Mortgage Trust, Series 2017-PANW, Class A SEQ, 3.24%, 10/10/29(2)	200,000	201,538
DBCG Mortgage Trust, Series 2017-BBG, Class A, VRN, 3.17%, (1-month LIBOR plus 0.70%), 6/15/34(2)	400,000	399,896
GS Mortgage Securities Trust, Series 2016-GS2, Class B, VRN, 3.76%, 5/10/49	200,000	203,458
Hudson Yards Mortgage Trust, Series 2016-10HY, Class A SEQ, 2.84%, 8/10/38(2)	400,000	392,090
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.28%, 5/15/48(2)	350,000	356,240
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A4 SEQ, 2.82%, 8/15/49	100,000	98,450
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class B, 3.46%, 8/15/49	100,000	99,227
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.56%, 7/13/29(2)	225,000	226,368
UBS Commercial Mortgage Trust, Series 2017-C1, Class A3 SEQ, 3.20%, 6/15/50	250,000	250,639
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $4,548,776)		4,618,213
AFFILIATED FUNDS(6) — 0.5%
American Century Diversified Corporate Bond ETF (Cost $3,569,042)	73,339	3,667,324
MUNICIPAL SECURITIES — 0.3%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	100,000	139,223
Chicago Midway International Airport Rev., VRDN, 2.31%, 5/7/19 (LOC: Bank of Montreal)	410,000	410,000
Los Angeles Community College District GO, 6.68%, 8/1/36	50,000	68,631
Metropolitan Transportation Authority Rev., 6.69%, 11/15/40	15,000	20,168
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	10,000	13,595
New Jersey Turnpike Authority Rev., 7.41%, 1/1/40	70,000	105,158
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	30,000	43,652
New York City GO, 6.27%, 12/1/37	5,000	6,574
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34	80,000	90,837
Pasadena Public Financing Authority Rev., VRDN, 2.50%, 5/7/19 (SBBPA: Bank of the West)	550,000	550,000
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	35,000	41,953
Port Authority of New York & New Jersey Rev., 4.46%, 10/1/62	10,000	11,317
Red River Education Finance Corp. Rev., (Texas Christian University), VRDN, 2.35%, 5/7/19 (SBBPA: Northern Trust Company)	500,000	500,000
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	90,000	109,774
Sacramento Municipal Utility District Rev., 6.16%, 5/15/36	140,000	178,898
Salt River Project Agricultural Improvement & Power District Rev., 4.84%, 1/1/41	45,000	52,422

San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	10,000	12,607
San Francisco Public Utilities Commission Water Rev., 6.95%, 11/1/50	5,000	7,246
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	55,000	65,657
State of California GO, 6.65%, 3/1/22	20,000	21,935
State of California GO, 4.60%, 4/1/38	30,000	31,943
State of California GO, 7.55%, 4/1/39	20,000	30,601
State of California GO, 7.30%, 10/1/39	25,000	36,383
State of California GO, 7.60%, 11/1/40	40,000	62,446
State of Illinois GO, 5.10%, 6/1/33	45,000	44,267
State of Kansas Department of Transportation Rev., 4.60%, 9/1/35	50,000	55,366
State of Oregon Department of Transportation Rev., 5.83%, 11/15/34	50,000	63,537
State of Washington GO, 5.14%, 8/1/40	20,000	23,840
TOTAL MUNICIPAL SECURITIES (Cost $2,543,990)		2,798,030
COMMERCIAL PAPER(7) — 0.1%
LMA-Americas LLC, 2.69%, 7/15/19(2)	400,000	397,833
Old Line Funding LLC, 2.70%, 7/18/19(2)	400,000	400,165
TOTAL COMMERCIAL PAPER (Cost $797,817)		797,998
WARRANTS†
Hotels, Restaurants and Leisure†
Minor International PCL(1) (Cost $—)	8,395	—
TEMPORARY CASH INVESTMENTS — 2.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $17,339,706)	17,339,706	17,339,706
TOTAL INVESTMENT SECURITIES — 100.5% (Cost $660,894,315)		807,018,843
OTHER ASSETS AND LIABILITIES — (0.5)%		(4,255,270)
TOTAL NET ASSETS — 100.0%		$802,763,573

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	310,738	AUD	439,640	Bank of America N.A.	6/19/19	$457
BRL	4,567,166	USD	1,147,587	Goldman Sachs & Co.	6/19/19	12,849
CAD	510,459	USD	385,360	Morgan Stanley	6/19/19	(3,862)
CAD	2,598,282	USD	1,940,320	Morgan Stanley	6/19/19	1,541
CAD	10,084	USD	7,549	Morgan Stanley	6/28/19	(11)
CAD	9,848	USD	7,387	Morgan Stanley	6/28/19	(25)
CAD	2,723	USD	2,044	Morgan Stanley	6/28/19	(9)
CAD	87,196	USD	65,647	Morgan Stanley	6/28/19	(465)
CAD	11,598	USD	8,641	Morgan Stanley	6/28/19	29
USD	591,135	CAD	791,159	Morgan Stanley	6/19/19	(148)
USD	804,198	CAD	1,074,706	Morgan Stanley	6/19/19	1,002
USD	68,433	CAD	91,631	Morgan Stanley	6/28/19	(65)
USD	210,529	CAD	281,899	Morgan Stanley	6/28/19	(201)
USD	170,983	CAD	228,946	Morgan Stanley	6/28/19	(164)
USD	14,754	CAD	19,753	Morgan Stanley	6/28/19	(12)
USD	6,076	CAD	8,135	Morgan Stanley	6/28/19	(5)
USD	6,100	CAD	8,132	Morgan Stanley	6/28/19	21
USD	8,032	CAD	10,695	Morgan Stanley	6/28/19	37
USD	8,210	CAD	10,935	Morgan Stanley	6/28/19	35
USD	10,018	CAD	13,322	Morgan Stanley	6/28/19	59
USD	5,926	CAD	7,872	Morgan Stanley	6/28/19	42
USD	12,848	CAD	17,177	Morgan Stanley	6/28/19	8
USD	5,691	CAD	7,562	Morgan Stanley	6/28/19	38
USD	7,893	CAD	10,498	Morgan Stanley	6/28/19	45
USD	7,953	CAD	10,552	Morgan Stanley	6/28/19	64
USD	10,746	CAD	14,284	Morgan Stanley	6/28/19	68
USD	7,124	CAD	9,513	Morgan Stanley	6/28/19	12
USD	10,549	CAD	14,094	Morgan Stanley	6/28/19	13
USD	12,669	CAD	16,927	Morgan Stanley	6/28/19	15
USD	10,725	CAD	14,310	Morgan Stanley	6/28/19	28
USD	9,898	CAD	13,192	Morgan Stanley	6/28/19	37
USD	10,049	CAD	13,372	Morgan Stanley	6/28/19	53
USD	13,158	CAD	17,509	Morgan Stanley	6/28/19	69
USD	10,422	CAD	13,928	Morgan Stanley	6/28/19	11
USD	11,875	CAD	15,991	Morgan Stanley	6/28/19	(79)
USD	8,809	CAD	11,836	Morgan Stanley	6/28/19	(40)
USD	170,690	CHF	170,811	UBS AG	6/19/19	2,285
CLP	487,295,691	USD	715,874	Goldman Sachs & Co.	6/19/19	3,375
USD	727,380	CLP	487,293,756	Goldman Sachs & Co.	6/19/19	8,133
COP	1,247,653,522	USD	382,816	Goldman Sachs & Co.	6/19/19	2,159
CZK	17,274,889	USD	759,569	UBS AG	6/19/19	(2,712)
CZK	43,755,260	USD	1,926,161	UBS AG	6/19/19	(9,130)
USD	753,097	CZK	17,233,486	UBS AG	6/19/19	(1,947)
USD	31,971	CZK	726,148	UBS AG	6/19/19	156
USD	68,772	DKK	452,912	Goldman Sachs & Co.	6/19/19	428
EUR	19,908	USD	22,640	Credit Suisse AG	6/28/19	(202)
EUR	28,299	USD	31,990	Credit Suisse AG	6/28/19	(95)

EUR	85,596	USD	97,212	Credit Suisse AG	6/28/19	(739)
USD	772,505	EUR	687,282	JPMorgan Chase Bank N.A.	5/22/19	378
USD	5,754,278	EUR	5,105,914	JPMorgan Chase Bank N.A.	5/22/19	18,042
USD	774,285	EUR	692,253	JPMorgan Chase Bank N.A.	5/22/19	(3,426)
USD	1,168,568	EUR	1,024,233	Credit Suisse AG	6/28/19	14,188
USD	859,774	EUR	753,580	Credit Suisse AG	6/28/19	10,439
USD	3,793,125	EUR	3,324,620	Credit Suisse AG	6/28/19	46,053
USD	27,053	EUR	23,997	Credit Suisse AG	6/28/19	7
USD	91,155	EUR	80,858	Credit Suisse AG	6/28/19	23
USD	33,699	EUR	29,774	Credit Suisse AG	6/28/19	141
USD	28,698	EUR	25,419	Credit Suisse AG	6/28/19	49
USD	29,984	EUR	26,457	Credit Suisse AG	6/28/19	165
USD	102,737	EUR	90,617	Credit Suisse AG	6/28/19	606
USD	121,621	EUR	106,990	Credit Suisse AG	6/28/19	1,036
USD	57,397	EUR	50,539	Credit Suisse AG	6/28/19	436
USD	130,943	EUR	116,156	Credit Suisse AG	6/28/19	27
USD	27,673	EUR	24,720	Credit Suisse AG	6/28/19	(188)
GBP	10,611	USD	14,096	JPMorgan Chase Bank N.A.	6/28/19	(218)
GBP	15,079	USD	19,799	JPMorgan Chase Bank N.A.	6/28/19	(75)
GBP	13,195	USD	17,122	JPMorgan Chase Bank N.A.	6/28/19	136
USD	1,589,927	GBP	1,209,033	Bank of America N.A.	6/19/19	9,323
USD	19,988	GBP	15,079	JPMorgan Chase Bank N.A.	6/28/19	265
USD	515,243	GBP	388,702	JPMorgan Chase Bank N.A.	6/28/19	6,840
USD	494,061	GBP	372,722	JPMorgan Chase Bank N.A.	6/28/19	6,559
USD	17,535	GBP	13,312	JPMorgan Chase Bank N.A.	6/28/19	124
USD	13,834	GBP	10,577	JPMorgan Chase Bank N.A.	6/28/19	(1)
USD	14,897	GBP	11,382	JPMorgan Chase Bank N.A.	6/28/19	10
USD	20,435	GBP	15,627	JPMorgan Chase Bank N.A.	6/28/19	(4)
USD	15,681	GBP	12,081	JPMorgan Chase Bank N.A.	6/28/19	(121)
USD	81,564	HUF	23,493,887	UBS AG	6/19/19	(62)
USD	777,811	HUF	216,962,607	UBS AG	6/19/19	24,007
USD	739,928	HUF	206,867,634	UBS AG	6/19/19	21,198
IDR	13,324,179	USD	922	Goldman Sachs & Co.	6/19/19	10
IDR	10,838,970,950	USD	752,550	Goldman Sachs & Co.	6/19/19	4,898
IDR	10,957,445,192	USD	765,987	Goldman Sachs & Co.	6/19/19	(260)
USD	751,649	IDR	10,855,308,293	Goldman Sachs & Co.	6/19/19	(6,941)
USD	148,911	IDR	2,124,220,530	Goldman Sachs & Co.	6/19/19	467
ILS	19	USD	5	UBS AG	6/19/19	—
JPY	2,695,880	USD	24,206	Bank of America N.A.	6/28/19	108
JPY	2,378,139	USD	21,682	Bank of America N.A.	6/28/19	(234)
JPY	2,176,772	USD	19,635	Bank of America N.A.	6/28/19	(2)
JPY	2,927,313	USD	26,341	Bank of America N.A.	6/28/19	61
USD	2,741,518	JPY	303,842,434	Bank of America N.A.	5/22/19	9,425
USD	808,500	JPY	88,370,213	Bank of America N.A.	6/28/19	11,484
USD	322,738	JPY	35,275,751	Bank of America N.A.	6/28/19	4,584
USD	11,276	JPY	1,251,708	Bank of America N.A.	6/28/19	(14)
USD	12,538	JPY	1,395,534	Bank of America N.A.	6/28/19	(49)
USD	12,136	JPY	1,351,815	Bank of America N.A.	6/28/19	(56)
USD	13,101	KRW	14,807,935	Goldman Sachs & Co.	6/19/19	365

KZT	557,826,032	USD	1,452,294	Goldman Sachs & Co.	6/19/19	1,981
USD	724,449	KZT	278,913,016	Goldman Sachs & Co.	6/19/19	(2,688)
MXN	28,913,033	USD	1,515,755	Morgan Stanley	6/19/19	(2,195)
USD	1,492,551	MXN	29,462,213	Morgan Stanley	6/19/19	(49,758)
MYR	5,807,587	USD	1,422,313	Goldman Sachs & Co.	6/19/19	(20,485)
USD	715,107	MYR	2,922,641	Goldman Sachs & Co.	6/19/19	9,643
NOK	12,607,138	USD	1,456,143	Goldman Sachs & Co.	6/19/19	7,892
NOK	6,662,330	USD	771,755	Goldman Sachs & Co.	6/19/19	1,925
NOK	12,812,552	USD	1,496,722	Goldman Sachs & Co.	6/19/19	(8,832)
NOK	743,821	USD	85,893	Goldman Sachs & Co.	6/19/19	485
NOK	223,023	USD	25,817	Goldman Sachs & Co.	6/28/19	91
USD	381,203	NOK	3,247,984	Goldman Sachs & Co.	6/19/19	4,023
USD	788,016	NOK	6,704,639	Goldman Sachs & Co.	6/19/19	9,423
USD	647,381	NOK	5,503,322	Goldman Sachs & Co.	6/28/19	8,074
USD	17,205	NOK	145,789	Goldman Sachs & Co.	6/28/19	269
USD	21,013	NOK	181,085	Goldman Sachs & Co.	6/28/19	(24)
USD	28,832	NOK	249,364	Goldman Sachs & Co.	6/28/19	(136)
NZD	1,076,900	USD	738,926	UBS AG	6/19/19	(19,037)
NZD	1,140,498	USD	775,694	UBS AG	6/19/19	(13,290)
USD	736,702	NZD	1,076,751	UBS AG	6/19/19	16,913
USD	911,311	PEN	3,022,726	Goldman Sachs & Co.	6/19/19	(948)
PHP	38,788,333	USD	733,585	Goldman Sachs & Co.	6/19/19	13,076
USD	738,136	PHP	38,788,333	Goldman Sachs & Co.	6/19/19	(8,525)
PLN	1,439,883	USD	382,846	Goldman Sachs & Co.	6/19/19	(5,560)
PLN	2,809,969	USD	747,143	Goldman Sachs & Co.	6/19/19	(10,860)
PLN	1,604,069	USD	425,009	Goldman Sachs & Co.	6/19/19	(4,702)
USD	779,030	PLN	2,918,946	Goldman Sachs & Co.	6/19/19	14,192
USD	83,119	PLN	317,892	Goldman Sachs & Co.	6/19/19	(177)
USD	3,813,431	PLN	14,564,636	Goldman Sachs & Co.	6/19/19	(2,873)
USD	21,065	RUB	1,408,247	Goldman Sachs & Co.	6/19/19	(604)
SEK	7,481,942	USD	792,700	Goldman Sachs & Co.	6/19/19	(1,886)
SEK	42,216,909	USD	4,517,714	Goldman Sachs & Co.	6/19/19	(55,543)
SEK	7,214,095	USD	769,100	Goldman Sachs & Co.	6/19/19	(6,597)
SEK	274,288	USD	29,728	Goldman Sachs & Co.	6/28/19	(716)
SEK	245,991	USD	26,660	Goldman Sachs & Co.	6/28/19	(641)
SEK	473,179	USD	51,375	Goldman Sachs & Co.	6/28/19	(1,325)
SEK	291,286	USD	31,512	Goldman Sachs & Co.	6/28/19	(702)
SEK	117,595	USD	12,722	Goldman Sachs & Co.	6/28/19	(283)
SEK	360,853	USD	39,077	Goldman Sachs & Co.	6/28/19	(909)
SEK	378,714	USD	41,172	Goldman Sachs & Co.	6/28/19	(1,115)
SEK	244,765	USD	26,411	Goldman Sachs & Co.	6/28/19	(522)
SEK	231,890	USD	24,882	Goldman Sachs & Co.	6/28/19	(354)
SEK	514,726	USD	54,840	Goldman Sachs & Co.	6/28/19	(396)
SEK	293,098	USD	30,887	Goldman Sachs & Co.	6/28/19	115
SEK	54,179	USD	5,733	Goldman Sachs & Co.	6/28/19	(2)
SEK	552,804	USD	58,389	Goldman Sachs & Co.	6/28/19	83
SEK	93,733	USD	9,900	Goldman Sachs & Co.	6/28/19	14
USD	699,844	SEK	6,525,767	Goldman Sachs & Co.	6/19/19	10,095
USD	1,921,518	SEK	17,826,502	Goldman Sachs & Co.	6/19/19	37,323

USD	1,933,108	SEK	17,866,461	Goldman Sachs & Co.	6/19/19	44,689
USD	372,191	SEK	3,412,919	Goldman Sachs & Co.	6/28/19	11,199
USD	1,075,524	SEK	9,862,339	Goldman Sachs & Co.	6/28/19	32,362
USD	11,766	SEK	109,123	Goldman Sachs & Co.	6/28/19	223
USD	19,052	SEK	176,699	Goldman Sachs & Co.	6/28/19	362
USD	13,858	SEK	127,825	Goldman Sachs & Co.	6/28/19	338
USD	18,614	SEK	175,909	Goldman Sachs & Co.	6/28/19	7
USD	69,406	SGD	94,171	Bank of America N.A.	6/19/19	114
THB	23,885,325	USD	754,075	Goldman Sachs & Co.	6/19/19	(6,502)
USD	905,045	THB	28,667,297	Goldman Sachs & Co.	6/19/19	7,804
ZAR	145,393	USD	10,040	UBS AG	6/19/19	67
						$197,556

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
Japanese 10-Year Mini Government Bonds	6	June 2019	JPY	60,000,000	$822,586	$(81)
Korean Treasury 10-Year Bonds	3	June 2019	KRW	300,000,000	330,600	3,616
U.S. Treasury 10-Year Ultra Notes	6	June 2019	USD	600,000	790,687	9,080
U.S. Treasury 2-Year Notes	59	June 2019	USD	11,800,000	12,567,461	47,266
U.S. Treasury 5-Year Notes	66	June 2019	USD	6,600,000	7,632,281	63,835
					$22,143,615	$123,716

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
Euro-Bund 10-Year Bonds	1	June 2019	EUR	100,000	$185,412	$(2,716)
Euro-OAT 10-Year Bonds	2	June 2019	EUR	200,000	363,398	(8,550)
					$548,810	$(11,266)

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type‡	Fixed Rate Received (Paid)	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 32	Sell	5.00%	6/20/24	$4,405,000	$304,279	$56,221	$360,500

§
Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

‡
The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

^
The value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CHF	-	Swiss Franc
CLP	-	Chilean Peso
COP	-	Colombian Peso
CVA	-	Certificaten Van Aandelen
CZK	-	Czech Koruna
DKK	-	Danish Krone
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association

GBP	-	British Pound
GDR	-	Global Depositary Receipt
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
JPY	-	Japanese Yen
KRW	-	South Korean Won
KZT	-	Kazakhstani Tenge
LIBOR	-	London Interbank Offered Rate
LOC	-	Letter of Credit
MTN	-	Medium Term Note
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NVDR	-	Non-Voting Depositary Receipt
NZD	-	New Zealand Dollar
PEN	-	Peruvian Sol
PHP	-	Philippine Peso
PIK	-	Payment in Kind. Security may pay a cash rate and/or an in kind rate.
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SBBPA	-	Standby Bond Purchase Agreement
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
TBA	-
To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.

THB	-	Thai Baht
USD	-	United States Dollar
VRDN	-
Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.

VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated.

ZAR	-	South African Rand

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

(2)
Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $36,870,167, which represented 4.6% of total net assets.

(3)	The security's rate was paid in cash at the last payment date.

(4)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $369,022.

(5)	Security is a zero-coupon bond.

(6)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(7)	The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	456,442,076	169,378,408	—
Corporate Bonds	—	56,908,134	—
U.S. Treasury Securities	—	37,514,936	—
U.S. Government Agency Mortgage-Backed Securities	—	16,712,165	—
Asset-Backed Securities	—	9,951,746	—
Sovereign Governments and Agencies	—	9,260,532	—
Collateralized Mortgage Obligations	—	8,152,246	—
Exchange-Traded Funds	6,828,279	—	—
Collateralized Loan Obligations	—	6,649,050	—
Commercial Mortgage-Backed Securities	—	4,618,213	—
Affiliated Funds	3,667,324	—	—
Municipal Securities	—	2,798,030	—
Commercial Paper	—	797,998	—
Warrants	—	—	—
Temporary Cash Investments	17,339,706	—	—
	484,277,385	322,741,458	—
Other Financial Instruments
Futures Contracts	120,181	3,616	—
Swap Agreements	—	360,500	—
Forward Foreign Currency Exchange Contracts	—	457,305	—
	120,181	821,421	—
Liabilities
Other Financial Instruments
Futures Contracts	—	11,347	—
Forward Foreign Currency Exchange Contracts	—	259,749	—
	—	271,096	—

3. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the period ended April 30, 2019 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
American Century Diversified Corporate Bond ETF	—	$3,569	—	$98	$3,667	73	—	$66

(1)
Investments are funds within the American Century Investments family of funds and are considered affiliated funds. The fund does not invest in an affiliated fund for the purpose of exercising management or control; however, investments by the fund within its investment strategy may represent a significant portion of an affiliated fund's net assets. Additional information and attributes of each affiliated fund are available at americancentury.com.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Strategic Allocation: Moderate Fund
April 30, 2019

Strategic Allocation: Moderate - Schedule of Investments
APRIL 30, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 63.2%
Aerospace and Defense — 0.9%
Aerojet Rocketdyne Holdings, Inc.(1)	2,409	81,569
Airbus SE	6,070	830,552
Astronics Corp.(1)	16	533
Boeing Co. (The)	7,143	2,697,840
Embraer SA ADR	60,590	1,212,406
Hexcel Corp.	740	52,325
L3 Technologies, Inc.	2,669	583,390
Lockheed Martin Corp.	6,001	2,000,313
Mercury Systems, Inc.(1)	1,031	75,284
Raytheon Co.	4,010	712,136
Textron, Inc.	4,077	216,081
		8,462,429
Air Freight and Logistics — 0.2%
CH Robinson Worldwide, Inc.	12,994	1,052,514
United Parcel Service, Inc., Class B	8,919	947,376
XPO Logistics, Inc.(1)	4,836	329,235
		2,329,125
Airlines — 0.3%
Delta Air Lines, Inc.	13,075	762,142
Southwest Airlines Co.	36,814	1,996,423
		2,758,565
Auto Components — 0.5%
Aptiv plc	10,858	930,531
BorgWarner, Inc.	26,817	1,120,146
Hyundai Mobis Co. Ltd.	7,275	1,448,529
Hyundai Wia Corp.	5,696	243,392
Leoni AG	23,801	547,465
NOK Corp.	14,500	232,620
Stoneridge, Inc.(1)	13	408
		4,523,091
Automobiles — 1.1%
Astra International Tbk PT	311,800	166,831
Brilliance China Automotive Holdings Ltd.	290,000	318,153
Geely Automobile Holdings Ltd.	170,000	341,948
Honda Motor Co. Ltd. ADR	48,123	1,342,151
Hyundai Motor Co.	16,106	1,909,840
Kia Motors Corp.	39,434	1,527,777
Mazda Motor Corp.	97,100	1,152,054
Nissan Motor Co. Ltd.	251,400	2,010,846
Peugeot SA	16,020	419,893
Renault SA	12,486	851,971
Thor Industries, Inc.	6,882	453,317
		10,494,781

Banks — 5.3%
Ameris Bancorp	1,058	38,575
Banco Bradesco SA ADR	47,100	426,726
Bancolombia SA ADR	2,982	151,247
Bank Central Asia Tbk PT	174,500	352,053
Bank of America Corp.	107,289	3,280,898
Bank of NT Butterfield & Son Ltd. (The)	1,328	53,147
Bank OZK	2,117	69,120
Bank Rakyat Indonesia Persero Tbk PT	1,762,900	540,595
BankUnited, Inc.	7,059	258,218
Barclays plc	1,123,184	2,408,386
BB&T Corp.	71,390	3,655,168
BNP Paribas SA	43,979	2,342,849
Capitec Bank Holdings Ltd.	4,698	439,088
Central Pacific Financial Corp.	4,039	121,210
China Construction Bank Corp., H Shares	706,000	622,682
Comerica, Inc.	16,256	1,277,559
Commerce Bancshares, Inc.	9,555	577,409
Commercial International Bank Egypt S.A.E.	25,063	111,477
Commercial International Bank Egypt S.A.E. GDR	23,106	101,106
Commerzbank AG(1)	224,583	2,017,851
Credicorp Ltd.	1,734	410,785
Erste Group Bank AG	14,550	583,001
Fifth Third Bancorp	9,911	285,635
FinecoBank Banca Fineco SpA	21,958	289,932
First Abu Dhabi Bank PJSC	65,259	284,263
First BanCorp	3,626	40,974
First Hawaiian, Inc.	34,386	950,773
Glacier Bancorp, Inc.	1,371	58,391
Hana Financial Group, Inc.	29,070	915,895
HDFC Bank Ltd.	30,591	1,019,613
Hilltop Holdings, Inc.	4,625	97,264
Home BancShares, Inc.	14,495	278,159
Independent Bank Corp.	492	10,593
Industrial & Commercial Bank of China Ltd., H Shares	756,105	568,022
Itau Unibanco Holding SA ADR	7,617	65,887
JPMorgan Chase & Co.	52,999	6,150,534
Kasikornbank PCL NVDR	31,800	190,325
KBC Group NV	8,220	609,569
LegacyTexas Financial Group, Inc.	4,541	182,003
M&T Bank Corp.	4,180	710,893
Mitsubishi UFJ Financial Group, Inc.	417,300	2,091,009
Moneta Money Bank AS	46,751	149,842
Origin Bancorp, Inc.	3,474	121,034
OTP Bank Nyrt.	10,289	455,992
PNC Financial Services Group, Inc. (The)	16,730	2,290,839
Prosperity Bancshares, Inc.	4,581	337,345
Sberbank of Russia PJSC ADR (London)	22,148	318,395
Seacoast Banking Corp. of Florida(1)	2,327	65,994

Signature Bank	1,090	143,956
Societe Generale SA	27,773	879,905
South State Corp.	1,953	147,764
Standard Chartered plc (Hong Kong)	9,500	86,227
Standard Chartered plc (London)	241,671	2,209,664
Sumitomo Mitsui Financial Group, Inc.	21,100	764,777
SunTrust Banks, Inc.	23,977	1,570,014
Texas Capital Bancshares, Inc.(1)	3,279	212,250
U.S. Bancorp	47,460	2,530,567
UMB Financial Corp.	12,795	893,859
UniCredit SpA	38,162	527,651
Valley National Bancorp	26,598	278,747
Wells Fargo & Co.	41,891	2,027,943
Westamerica Bancorporation	7,884	506,310
		51,157,959
Beverages — 0.8%
Brown-Forman Corp., Class B	4,499	239,752
Coca-Cola Co. (The)	40,135	1,969,023
Constellation Brands, Inc., Class A	3,366	712,481
Diageo plc	29,570	1,246,992
Fevertree Drinks plc	4,925	202,770
Kweichow Moutai Co. Ltd., A Shares	1,500	216,857
MGP Ingredients, Inc.	1,088	95,602
Molson Coors Brewing Co., Class B	4,578	293,862
Monster Beverage Corp.(1)	349	20,800
PepsiCo, Inc.	19,356	2,478,536
Treasury Wine Estates Ltd.	40,660	493,469
		7,970,144
Biotechnology — 1.0%
AbbVie, Inc.	13,275	1,053,902
Abcam plc	9,078	154,329
Acceleron Pharma, Inc.(1)	1,244	50,668
Aimmune Therapeutics, Inc.(1)	1,863	37,521
Alder Biopharmaceuticals, Inc.(1)	1,723	23,416
Alexion Pharmaceuticals, Inc.(1)	1,351	183,912
Amarin Corp. plc ADR(1)	1,452	27,152
Amgen, Inc.	6,001	1,076,099
Amicus Therapeutics, Inc.(1)	4,532	60,457
AnaptysBio, Inc.(1)	329	23,925
Arena Pharmaceuticals, Inc.(1)	1,615	73,886
Argenx SE(1)	1,122	143,886
Array BioPharma, Inc.(1)	18,362	415,165
Biogen, Inc.(1)	5,628	1,290,163
Blueprint Medicines Corp.(1)	682	51,566
Celgene Corp.(1)	7,977	755,103
CSL Ltd.	8,730	1,222,088
Exact Sciences Corp.(1)	3,478	343,244
Exelixis, Inc.(1)	8,290	162,981
FibroGen, Inc.(1)	945	44,160

Flexion Therapeutics, Inc.(1)	1,974	20,924
Galapagos NV(1)	1,923	221,153
Genomic Health, Inc.(1)	704	45,288
Gilead Sciences, Inc.	8,236	535,669
Global Blood Therapeutics, Inc.(1)	550	30,470
Halozyme Therapeutics, Inc.(1)	2,166	34,938
Heron Therapeutics, Inc.(1)	1,823	39,523
Immunomedics, Inc.(1)	20,163	323,011
Incyte Corp.(1)	831	63,821
Insmed, Inc.(1)	1,720	52,357
Medy-Tox, Inc.	14	6,704
Mirati Therapeutics, Inc.(1)	265	15,765
MorphoSys AG(1)	1,089	107,959
PeptiDream, Inc.(1)	4,000	216,222
Portola Pharmaceuticals, Inc.(1)	1,246	43,984
Principia Biopharma, Inc.(1)	927	27,727
REGENXBIO, Inc.(1)	470	23,688
Sage Therapeutics, Inc.(1)	191	32,132
Sarepta Therapeutics, Inc.(1)	3,158	369,296
Ultragenyx Pharmaceutical, Inc.(1)	619	40,854
Vertex Pharmaceuticals, Inc.(1)	3,030	512,009
Viking Therapeutics, Inc.(1)	3,464	27,123
		9,984,240
Building Products — 0.4%
CSW Industrials, Inc.(1)	771	46,221
Fortune Brands Home & Security, Inc.	1,607	84,818
Gibraltar Industries, Inc.(1)	1,741	69,066
Johnson Controls International plc	78,204	2,932,650
Masco Corp.	8,587	335,408
PGT Innovations, Inc.(1)	5,922	86,817
Trex Co., Inc.(1)	4,783	331,318
		3,886,298
Capital Markets — 1.8%
Ameriprise Financial, Inc.	16,084	2,360,649
Ares Management Corp., Class A	11,454	280,050
Artisan Partners Asset Management, Inc., Class A	1,638	46,421
Ashmore Group plc	16,103	96,441
B3 SA - Brasil Bolsa Balcao	36,800	324,256
Bank of New York Mellon Corp. (The)	38,570	1,915,386
Burford Capital Ltd.	8,590	183,465
Charles Schwab Corp. (The)	19,142	876,321
Credit Suisse Group AG(1)	84,654	1,132,463
Donnelley Financial Solutions, Inc.(1)	10,485	160,525
Euronext NV	3,044	211,584
Evercore, Inc., Class A	1,150	112,045
Hamilton Lane, Inc., Class A	1,470	71,824
Hong Kong Exchanges & Clearing Ltd.	14,800	513,859
Intermediate Capital Group plc	21,179	326,936
Invesco Ltd.	78,120	1,716,297

London Stock Exchange Group plc	15,370	1,007,758
LPL Financial Holdings, Inc.	22,055	1,634,055
MSCI, Inc.	3,672	827,595
Northern Trust Corp.	17,595	1,733,987
Partners Group Holding AG	750	565,119
Piper Jaffray Cos.	236	19,022
S&P Global, Inc.	3,153	695,741
State Street Corp.	8,368	566,179
TD Ameritrade Holding Corp.	1,533	80,605
		17,458,583
Chemicals — 0.7%
CF Industries Holdings, Inc.	14,525	650,430
Chr Hansen Holding A/S	4,930	503,531
Dow, Inc.(1)	17,641	1,000,774
DowDuPont, Inc.	18,320	704,404
Eastman Chemical Co.	7,474	589,549
Ferro Corp.(1)	4,572	81,702
Innophos Holdings, Inc.	4,191	134,908
KH Neochem Co. Ltd.	6,700	193,008
Koninklijke DSM NV	5,920	678,378
Minerals Technologies, Inc.	2,909	182,598
Nutrien Ltd.	6,270	340,060
PolyOne Corp.	674	18,629
Scotts Miracle-Gro Co. (The)	29	2,466
Sika AG	3,814	584,764
Symrise AG	10,400	1,000,404
		6,665,605
Commercial Services and Supplies — 0.9%
Advanced Disposal Services, Inc.(1)	3,030	97,990
Babcock International Group plc	320,911	2,200,721
Brink's Co. (The)	3,432	274,320
Casella Waste Systems, Inc., Class A(1)	1,707	63,705
CECO Environmental Corp.(1)	6,165	47,840
Charah Solutions, Inc.(1)	11,383	80,136
Clean Harbors, Inc.(1)	1,538	116,888
Cleanaway Waste Management Ltd.	118,147	187,407
Deluxe Corp.	2,979	133,221
Edenred	6,340	299,349
Healthcare Services Group, Inc.	1,455	49,252
HomeServe plc	17,561	248,725
MSA Safety, Inc.	2,155	236,856
Raksul, Inc.(1)	2,200	88,257
Rentokil Initial plc	30,840	157,194
Republic Services, Inc.	21,745	1,800,921
Waste Management, Inc.	19,595	2,103,327
		8,186,109
Communications Equipment — 0.5%
AudioCodes Ltd.	2,760	38,888
Casa Systems, Inc.(1)	10,074	96,610

Cisco Systems, Inc.	62,514	3,497,658
F5 Networks, Inc.(1)	2,494	391,309
Lumentum Holdings, Inc.(1)	843	52,241
Quantenna Communications, Inc.(1)	697	16,972
Telefonaktiebolaget LM Ericsson, B Shares	67,720	670,626
Ubiquiti Networks, Inc.	77	13,125
Viavi Solutions, Inc.(1)	3,768	50,114
		4,827,543
Construction and Engineering — 0.2%
Badger Daylighting Ltd.	8,537	287,965
Comfort Systems USA, Inc.	234	12,659
Dycom Industries, Inc.(1)	3,246	160,969
Hazama Ando Corp.	39,200	264,517
Jacobs Engineering Group, Inc.	8,553	666,621
JGC Corp.	21,300	305,523
Larsen & Toubro Ltd.	8,816	170,942
SHO-BOND Holdings Co. Ltd.	2,100	143,589
Valmont Industries, Inc.	275	37,081
		2,049,866
Construction Materials — 0.3%
Anhui Conch Cement Co. Ltd., H Shares	59,500	362,191
Cemex SAB de CV ADR(1)	95,931	441,283
CRH plc	20,862	701,394
POSCO Chemtech Co. Ltd.	3,067	150,622
Taiwan Cement Corp.	181,600	246,976
Taiwan Cement Corp. Preference Shares(1)	15,085	25,776
Tecnoglass, Inc.	6,625	47,568
Vulcan Materials Co.	4,926	621,218
		2,597,028
Consumer Finance — 0.3%
American Express Co.	6,194	726,123
Bharat Financial Inclusion Ltd.(1)	25,996	376,901
Discover Financial Services	16,092	1,311,337
Green Dot Corp., Class A(1)	1,560	99,481
Muangthai Capital PCL	115,400	186,137
Synchrony Financial	16,707	579,232
		3,279,211
Containers and Packaging — 0.4%
Ball Corp.	9,170	549,650
Berry Global Group, Inc.(1)	1,566	92,081
Graphic Packaging Holding Co.	74,797	1,038,182
Packaging Corp. of America	14,674	1,455,074
Rengo Co. Ltd.	12,800	112,659
Silgan Holdings, Inc.	6,235	186,676
Sonoco Products Co.	6,278	395,890
Westrock Co.	8,232	315,944
		4,146,156
Distributors — 0.1%
Core-Mark Holding Co., Inc.	1,638	59,541

Genuine Parts Co.	3,537	362,684
LKQ Corp.(1)	15,866	477,567
Pool Corp.	356	65,411
		965,203
Diversified Consumer Services — 0.2%
Bright Horizons Family Solutions, Inc.(1)	475	60,871
Chegg, Inc.(1)	2,702	96,326
China Education Group Holdings Ltd.	143,000	221,448
frontdoor, Inc.(1)	867	30,553
Grand Canyon Education, Inc.(1)	677	78,458
New Oriental Education & Technology Group, Inc. ADR(1)	4,629	441,885
TAL Education Group ADR(1)	16,911	650,566
		1,580,107
Diversified Financial Services — 0.2%
Berkshire Hathaway, Inc., Class B(1)	5,301	1,148,780
Chailease Holding Co. Ltd.	137,000	582,162
Compass Diversified Holdings	17,770	293,916
Zenkoku Hosho Co. Ltd.	4,200	146,146
		2,171,004
Diversified Telecommunication Services — 0.7%
AT&T, Inc.	7,656	237,030
Cellnex Telecom SA(1)	19,483	599,337
Koninklijke KPN NV	143,240	439,538
Telekomunikasi Indonesia Persero Tbk PT	1,547,800	413,046
Verizon Communications, Inc.	84,735	4,845,994
		6,534,945
Electric Utilities — 0.6%
Edison International	6,150	392,186
Eversource Energy	21,643	1,550,937
Pinnacle West Capital Corp.	17,999	1,714,765
Xcel Energy, Inc.	44,492	2,513,798
		6,171,686
Electrical Equipment — 1.0%
AMETEK, Inc.	13,236	1,167,018
AZZ, Inc.	336	15,956
Eaton Corp. plc	17,507	1,449,930
Emerson Electric Co.	23,520	1,669,685
Hubbell, Inc.	11,443	1,460,127
Melrose Industries plc	239,970	636,067
nVent Electric plc	18,033	504,022
Rockwell Automation, Inc.	4,025	727,358
Schneider Electric SE	5,246	444,113
Signify NV	48,394	1,455,660
		9,529,936
Electronic Equipment, Instruments and Components — 1.1%
Anritsu Corp.	37,800	653,640
Avnet, Inc.	2,549	123,907
Barco NV	1,517	269,528
Belden, Inc.	2,901	161,151

CDW Corp.	19,375	2,046,000
Chroma ATE, Inc.	59,000	281,681
Coherent, Inc.(1)	1,095	162,071
Dolby Laboratories, Inc., Class A	1,352	87,461
Electrocomponents plc	29,272	246,835
FLIR Systems, Inc.	47	2,488
Hexagon AB, B Shares	13,050	711,586
Isra Vision AG	4,400	175,920
Keyence Corp.	1,700	1,059,472
Keysight Technologies, Inc.(1)	14,769	1,285,346
Murata Manufacturing Co. Ltd.	8,400	452,253
National Instruments Corp.	5,944	279,962
Samsung Electro-Mechanics Co. Ltd.	1,870	173,842
Sunny Optical Technology Group Co. Ltd.	25,600	310,996
TE Connectivity Ltd.	16,425	1,571,051
Tech Data Corp.(1)	1,162	123,881
Zebra Technologies Corp., Class A(1)	364	76,855
		10,255,926
Energy Equipment and Services — 0.5%
Baker Hughes a GE Co.	53,483	1,284,662
C&J Energy Services, Inc.(1)	964	13,544
DMC Global, Inc.	1,202	83,299
Dril-Quip, Inc.(1)	1,211	52,751
Halliburton Co.	7,515	212,900
Liberty Oilfield Services, Inc., Class A	1,241	18,503
Modec, Inc.	5,300	163,086
National Oilwell Varco, Inc.	9,000	235,260
NCS Multistage Holdings, Inc.(1)	6,114	24,273
Schlumberger Ltd.	35,000	1,493,800
Subsea 7 SA	32,762	415,496
Tecnicas Reunidas SA	29,054	865,849
		4,863,423
Entertainment — 0.9%
Activision Blizzard, Inc.	18,698	901,431
Electronic Arts, Inc.(1)	13,548	1,282,318
Entertainment One Ltd.	54,773	341,703
Liberty Media Corp-Liberty Formula One, Class C(1)	5,212	202,278
Live Nation Entertainment, Inc.(1)	2,360	154,202
Netflix, Inc.(1)	3,295	1,220,929
Rosetta Stone, Inc.(1)	866	21,841
Take-Two Interactive Software, Inc.(1)	15,597	1,510,258
Ubisoft Entertainment SA(1)	3,430	327,361
Vivendi SA	16,050	466,495
Walt Disney Co. (The)	13,671	1,872,517
World Wrestling Entertainment, Inc., Class A	1,449	121,499
Zynga, Inc., Class A(1)	17,125	96,927
		8,519,759
Equity Real Estate Investment Trusts (REITs) — 2.9%
Advance Residence Investment Corp.	58	161,925

Agree Realty Corp.	4,459	291,931
Alexandria Real Estate Equities, Inc.	4,224	601,455
Allied Properties Real Estate Investment Trust	4,562	161,511
American Tower Corp.	1,297	253,304
Americold Realty Trust	23,694	758,445
Boston Properties, Inc.	3,082	424,145
Brandywine Realty Trust	7,592	116,841
Brixmor Property Group, Inc.	34,778	621,831
Camden Property Trust	4,841	487,247
Canadian Apartment Properties REIT	4,951	177,130
CapitaLand Commercial Trust	67,100	95,733
CareTrust REIT, Inc.	11,567	280,500
Charter Hall Group	40,645	281,088
Community Healthcare Trust, Inc.	1,360	49,613
CoreSite Realty Corp.	584	63,895
Embassy Office Parks REIT(1)	8,400	38,697
Empire State Realty Trust, Inc., Class A	21,823	337,384
Equinix, Inc.	907	412,413
Equity Residential	12,949	989,563
Essential Properties Realty Trust, Inc.	6,287	130,015
Extra Space Storage, Inc.	1,470	152,424
Fibra Uno Administracion SA de CV	1,256,601	1,862,589
Gaming and Leisure Properties, Inc.	17,222	695,424
Gecina SA	1,699	253,662
GEO Group, Inc. (The)	18,976	379,899
GLP J-Reit	211	227,327
Goodman Group	49,816	462,162
HCP, Inc.	16,962	505,128
Healthcare Trust of America, Inc., Class A	26,445	729,353
Highwoods Properties, Inc.	1,001	44,625
Host Hotels & Resorts, Inc.	26,972	518,941
Hudson Pacific Properties, Inc.	8,761	305,408
Inmobiliaria Colonial Socimi SA	20,941	225,388
Invitation Homes, Inc.	18,824	467,965
Japan Hotel REIT Investment Corp.	316	257,632
JBG SMITH Properties	4,247	180,710
Kite Realty Group Trust	9,718	153,447
Lexington Realty Trust	5,440	49,341
Life Storage, Inc.	3,221	306,929
Link REIT	40,000	466,040
Mapletree Commercial Trust	106,900	151,687
Mapletree Industrial Trust	68,400	103,618
MedEquities Realty Trust, Inc.	3,402	36,435
MGM Growth Properties LLC, Class A	19,258	621,263
National Health Investors, Inc.	762	57,478
Northview Apartment Real Estate Investment Trust	6,396	134,537
Orix JREIT, Inc.	461	809,202
Piedmont Office Realty Trust, Inc., Class A	24,821	516,773
Prologis, Inc.	11,647	892,975

Regency Centers Corp.	5,941	399,057
Rexford Industrial Realty, Inc.	10,271	389,168
RLJ Lodging Trust	2,306	42,453
Ryman Hospitality Properties, Inc.	3,191	254,004
Sabra Health Care REIT, Inc.	4,460	87,238
Safestore Holdings plc	17,616	147,941
SBA Communications Corp.(1)	13,000	2,648,490
Segro plc	59,599	527,381
STORE Capital Corp.	11,288	376,116
Summit Hotel Properties, Inc.	4,642	53,894
Sun Communities, Inc.	5,113	629,308
UDR, Inc.	9,275	416,911
UNITE Group plc (The)	22,891	281,216
Urstadt Biddle Properties, Inc., Class A	1,409	30,899
Weingarten Realty Investors	3,083	89,222
Welltower, Inc.	5,375	400,599
Weyerhaeuser Co.	92,318	2,474,122
		27,551,047
Food and Staples Retailing — 0.5%
Ain Holdings, Inc.	1,800	142,675
Alimentation Couche-Tard, Inc., B Shares	9,520	561,308
BIM Birlesik Magazalar AS	10,725	149,274
Cosmos Pharmaceutical Corp.	300	47,964
Costco Wholesale Corp.	1,570	385,482
CP ALL PCL	97,300	235,475
Kobe Bussan Co. Ltd.	4,400	175,329
Koninklijke Ahold Delhaize NV	11,934	287,090
President Chain Store Corp.	17,000	158,453
Sysco Corp.	16,564	1,165,609
Wal-Mart de Mexico SAB de CV	138,963	408,289
Walmart, Inc.	12,011	1,235,211
Weis Markets, Inc.	873	36,710
		4,988,869
Food Products — 1.3%
a2 Milk Co. Ltd.(1)	45,810	515,424
Associated British Foods plc	17,670	590,036
Conagra Brands, Inc.	40,061	1,233,078
Danone SA	13,370	1,081,260
General Mills, Inc.	29,927	1,540,343
Hain Celestial Group, Inc. (The)(1)	7,876	171,854
Hershey Co. (The)	9,822	1,226,277
Hostess Brands, Inc.(1)	921	12,341
J.M. Smucker Co. (The)	2,716	333,063
Kellogg Co.	12,437	749,951
Kerry Group plc, A Shares	5,050	565,706
Mondelez International, Inc., Class A	51,818	2,634,945
Nestle India Ltd.	1,209	189,785
Nomad Foods Ltd.(1)	10,243	213,054
Orion Corp/Republic of Korea	1,990	165,104

Orkla ASA	104,837	821,919
		12,044,140
Gas Utilities — 0.2%
Atmos Energy Corp.	4,226	432,489
China Gas Holdings Ltd.	71,200	229,277
Indraprastha Gas Ltd.	34,959	157,203
Rubis SCA	2,030	111,116
Spire, Inc.	5,600	471,464
		1,401,549
Health Care Equipment and Supplies — 2.5%
ABIOMED, Inc.(1)	1,472	408,348
Alcon, Inc.(1)	5,330	306,948
Align Technology, Inc.(1)	2,044	663,646
Baxter International, Inc.	14,588	1,113,064
Boston Scientific Corp.(1)	19,820	735,718
Danaher Corp.	11,904	1,576,566
DexCom, Inc.(1)	2,909	352,193
Edwards Lifesciences Corp.(1)	2,062	363,056
Elekta AB, B Shares	20,975	248,423
Haemonetics Corp.(1)	5,819	507,882
Hill-Rom Holdings, Inc.	5,996	608,114
Hologic, Inc.(1)	26,073	1,209,266
Hoya Corp.	8,300	584,770
ICU Medical, Inc.(1)	1,836	417,690
IDEXX Laboratories, Inc.(1)	772	179,104
Insulet Corp.(1)	4,226	364,492
Integer Holdings Corp.(1)	6,824	471,470
Intuitive Surgical, Inc.(1)	836	426,887
Masimo Corp.(1)	3,824	497,694
Medtronic plc	53,946	4,790,944
Merit Medical Systems, Inc.(1)	1,770	99,439
Nihon Kohden Corp.	4,700	137,221
NuVasive, Inc.(1)	2,616	158,530
Penumbra, Inc.(1)	1,618	217,621
ResMed, Inc.	5,362	560,383
Siemens Healthineers AG	9,582	408,965
Silk Road Medical, Inc.(1)	1,869	77,825
STERIS plc(1)	5,938	777,759
Straumann Holding AG	630	509,475
Surmodics, Inc.(1)	1,084	47,089
Sysmex Corp.	6,700	383,584
Terumo Corp.	20,500	618,551
Varian Medical Systems, Inc.(1)	443	60,323
Zimmer Biomet Holdings, Inc.	31,322	3,857,617
		23,740,657
Health Care Providers and Services — 1.3%
Acadia Healthcare Co., Inc.(1)	1,333	42,683
Amedisys, Inc.(1)	4,899	626,190
Amplifon SpA	8,424	161,833

Cardinal Health, Inc.	15,821	770,641
Centene Corp.(1)	7,331	377,986
Chemed Corp.	138	45,096
CorVel Corp.(1)	285	20,463
Covetrus, Inc.(1)	12,904	424,154
Encompass Health Corp.	12,019	774,625
Ensign Group, Inc. (The)	1,583	81,556
HealthEquity, Inc.(1)	2,012	136,313
Henry Schein, Inc.(1)	7,228	463,026
Korian SA	7,555	303,999
McKesson Corp.	11,071	1,320,217
NMC Health plc	7,498	277,138
Premier, Inc., Class A(1)	3,364	111,786
Providence Service Corp. (The)(1)	2,394	158,794
Quest Diagnostics, Inc.	22,511	2,169,610
R1 RCM, Inc.(1)	11,423	119,599
Solasto Corp.	9,300	93,403
UnitedHealth Group, Inc.	16,028	3,735,646
		12,214,758
Health Care Technology — 0.2%
Cerner Corp.(1)	21,783	1,447,480
Inspire Medical Systems, Inc.(1)	975	50,398
Teladoc Health, Inc.(1)	1,866	106,138
Veeva Systems, Inc., Class A(1)	1,341	187,566
		1,791,582
Hotels, Restaurants and Leisure — 1.1%
Carnival Corp.	22,135	1,214,326
Chipotle Mexican Grill, Inc.(1)	1,020	701,801
Churchill Downs, Inc.	1,190	120,012
Dalata Hotel Group plc	27,824	183,820
Darden Restaurants, Inc.	15,108	1,776,701
Domino's Pizza, Inc.	3,590	971,382
Extended Stay America, Inc.	5,976	107,030
Huazhu Group Ltd. ADR	8,151	345,602
Jubilant Foodworks Ltd.	15,219	291,089
Kyoritsu Maintenance Co. Ltd.	3,000	154,242
Las Vegas Sands Corp.	6,858	459,829
Melco International Development Ltd.	125,000	307,154
Minor International PCL	135,500	159,167
Planet Fitness, Inc., Class A(1)	5,380	407,266
PlayAGS, Inc.(1)	5,299	127,812
Red Robin Gourmet Burgers, Inc.(1)	2,647	84,783
Red Rock Resorts, Inc., Class A	17,311	467,051
Royal Caribbean Cruises Ltd.	10,700	1,294,058
Ruth's Hospitality Group, Inc.	1,030	26,759
Sodexo SA	4,416	506,469
SSP Group plc	20,042	181,926
Starbucks Corp.	4,031	313,128
Texas Roadhouse, Inc.	1,410	76,154

Wynn Resorts Ltd.	3,266	471,774
		10,749,335
Household Durables — 0.5%
Breville Group Ltd.	1,720	23,325
Haier Electronics Group Co. Ltd.	69,000	197,560
Haseko Corp.	124,500	1,505,849
Iida Group Holdings Co. Ltd.	78,400	1,326,083
Pressance Corp.	15,200	186,298
PulteGroup, Inc.	36,994	1,163,831
Skyline Champion Corp.	2,049	43,254
Token Corp.	3,400	206,412
TopBuild Corp.(1)	1,189	84,693
		4,737,305
Household Products — 0.7%
Central Garden & Pet Co., Class A(1)	1,450	35,496
Church & Dwight Co., Inc.	5,329	399,409
Colgate-Palmolive Co.	23,019	1,675,553
Kimberly-Clark Corp.	4,220	541,764
Pigeon Corp.	3,500	148,966
Procter & Gamble Co. (The)	30,637	3,262,228
Spectrum Brands Holdings, Inc.	2,722	167,593
Unicharm Corp.	13,600	447,223
		6,678,232
Independent Power and Renewable Electricity Producers — 0.1%
NRG Energy, Inc.	11,405	469,544
Industrial Conglomerates — 0.3%
Honeywell International, Inc.	5,096	884,819
Rheinmetall AG	3,320	381,599
Roper Technologies, Inc.	1,463	526,241
Siemens AG	8,150	977,532
		2,770,191
Insurance — 1.6%
Aegon NV	439,738	2,297,129
Aflac, Inc.	26,267	1,323,331
AIA Group Ltd.	160,800	1,641,413
AMERISAFE, Inc.	2,387	141,358
Arthur J. Gallagher & Co.	2,127	177,860
ASR Nederland NV	4,785	213,025
Axis Capital Holdings Ltd.	3,176	180,556
Brown & Brown, Inc.	9,673	307,118
Chubb Ltd.	20,095	2,917,794
Discovery Ltd.	15,893	160,046
Goosehead Insurance, Inc., Class A	2,715	82,726
Hanover Insurance Group, Inc. (The)	814	98,176
James River Group Holdings Ltd.	3,294	139,073
Kemper Corp.	1,201	107,946
Kinsale Capital Group, Inc.	1,421	103,165
NN Group NV	16,306	710,167
Palomar Holdings, Inc.(1)	1,741	34,785

Ping An Insurance Group Co. of China Ltd., H Shares	50,500	608,483
ProAssurance Corp.	10,849	407,163
Progressive Corp. (The)	23,019	1,798,935
Prudential plc	15,710	356,004
Reinsurance Group of America, Inc.	3,901	591,040
RenaissanceRe Holdings Ltd.	1,135	176,334
Torchmark Corp.	2,346	205,650
Travelers Cos., Inc. (The)	1,533	220,369
Trupanion, Inc.(1)	1,690	55,432
White Mountains Insurance Group Ltd.	75	70,428
		15,125,506
Interactive Media and Services — 2.5%
Alphabet, Inc., Class A(1)	9,886	11,852,919
Care.com, Inc.(1)	208	3,484
Facebook, Inc., Class A(1)	37,446	7,242,056
Pinterest, Inc., Class A(1)	11,637	360,514
Tencent Holdings Ltd.	50,300	2,492,001
Twitter, Inc.(1)	35,707	1,425,066
Yandex NV, A Shares(1)	23,522	880,429
		24,256,469
Internet and Direct Marketing Retail — 1.9%
Alibaba Group Holding Ltd. ADR(1)	13,232	2,455,462
Amazon.com, Inc.(1)	6,050	11,655,446
Baozun, Inc. ADR(1)	8,591	416,664
eBay, Inc.	39,619	1,535,236
Etsy, Inc.(1)	2,058	138,997
Expedia Group, Inc.	4,927	639,722
Moneysupermarket.com Group plc	33,510	158,945
Naspers Ltd., N Shares	3,311	845,735
Shutterfly, Inc.(1)	1,486	65,131
Takeaway.com NV(1)	1,813	156,339
Yume No Machi Souzou Iinkai Co. Ltd.	7,100	106,488
		18,174,165
IT Services — 2.4%
Accenture plc, Class A	35	6,393
Adyen NV(1)	610	496,577
Afterpay Touch Group Ltd.(1)	8,456	153,053
Akamai Technologies, Inc.(1)	16,602	1,329,156
Booz Allen Hamilton Holding Corp.	18,597	1,102,616
Euronet Worldwide, Inc.(1)	454	68,050
EVERTEC, Inc.	11,330	354,742
Evo Payments, Inc., Class A(1)	1,386	41,178
Fiserv, Inc.(1)	14,641	1,277,281
FleetCor Technologies, Inc.(1)	4,813	1,255,952
GDS Holdings Ltd. ADR(1)	26,762	1,047,197
Genpact Ltd.	2,043	74,161
GMO Payment Gateway, Inc.	4,900	385,829
International Business Machines Corp.	1,543	216,437
InterXion Holding NV(1)	17,174	1,188,269

Keywords Studios plc	7,581	154,777
MasterCard, Inc., Class A	1,492	379,326
Nexi SpA(1)	28,837	259,978
NEXTDC Ltd.(1)	46,602	209,929
Obic Co. Ltd.	3,800	440,953
Pagseguro Digital Ltd., Class A(1)	8,267	215,438
PayPal Holdings, Inc.(1)	29,346	3,309,348
Presidio, Inc.	6,936	104,179
SCSK Corp.	2,300	109,120
Solutions 30 SE(1)	15,751	212,569
Square, Inc., Class A(1)	8,989	654,579
Tata Consultancy Services Ltd.	8,886	288,810
Total System Services, Inc.	1,208	123,506
VeriSign, Inc.(1)	1,678	331,321
Visa, Inc., Class A	43,267	7,114,393
		22,905,117
Leisure Products†
Malibu Boats, Inc., Class A(1)	2,373	98,764
Thule Group AB	8,800	204,682
		303,446
Life Sciences Tools and Services — 0.9%
Agilent Technologies, Inc.	27,402	2,151,057
Bio-Rad Laboratories, Inc., Class A(1)	1,074	323,199
Bruker Corp.	11,326	437,184
ICON plc(1)	1,680	229,454
Illumina, Inc.(1)	4,343	1,355,016
Lonza Group AG(1)	3,480	1,075,040
NeoGenomics, Inc.(1)	3,578	74,530
PRA Health Sciences, Inc.(1)	778	75,326
QIAGEN NV(1)	8,514	331,705
Siegfried Holding AG(1)	449	170,663
Tecan Group AG	821	185,463
Thermo Fisher Scientific, Inc.	6,946	1,927,168
		8,335,805
Machinery — 1.3%
Allison Transmission Holdings, Inc.	18,622	872,627
Atlas Copco AB, A Shares	10,320	320,651
Atlas Copco AB, B Shares	41,801	1,190,380
ATS Automation Tooling Systems, Inc.(1)	10,896	174,456
Chart Industries, Inc.(1)	1,621	143,086
CRRC Corp. Ltd., H Shares	233,000	203,288
Cummins, Inc.	17,114	2,845,887
Doosan Infracore Co. Ltd.(1)	19,262	119,923
EnPro Industries, Inc.	2,230	165,734
Gardner Denver Holdings, Inc.(1)	3,481	117,484
Georg Fischer AG	252	245,477
Global Brass & Copper Holdings, Inc.	2,532	109,863
Graham Corp.	606	12,544
Hurco Cos., Inc.	799	31,425

Hyster-Yale Materials Handling, Inc.	19	1,266
Hyundai Heavy Industries Co. Ltd.(1)	2,533	270,598
IMI plc	45,234	620,680
Ingersoll-Rand plc	8,464	1,037,771
Interroll Holding AG	45	98,378
Kennametal, Inc.	2,257	91,860
Konecranes Oyj	5,796	241,873
Kornit Digital Ltd.(1)	1,803	51,980
Milacron Holdings Corp.(1)	5,345	78,090
Nabtesco Corp.	8,200	251,552
Nachi-Fujikoshi Corp.	1,400	69,973
PACCAR, Inc.	5,592	400,779
Parker-Hannifin Corp.	5,591	1,012,418
Rotork plc	34,736	141,578
SMC Corp.	800	332,507
Snap-on, Inc.	4,849	815,990
Tadano Ltd.	10,000	104,373
Timken Co. (The)	3,329	159,625
Valmet Oyj	4,330	119,003
VAT Group AG(1)	829	102,949
		12,556,068
Media — 0.2%
Atresmedia Corp. de Medios de Comunicacion SA	55,624	300,245
Entravision Communications Corp., Class A	27,185	78,021
Nippon Television Holdings, Inc.	60,300	880,895
NOS SGPS SA	26,484	177,988
Townsquare Media, Inc., Class A	2,207	12,470
TV Asahi Holdings Corp.	19,800	348,898
		1,798,517
Metals and Mining — 0.3%
BHP Group Ltd.	21,740	574,176
Ferrexpo plc	34,542	93,870
Hudbay Minerals, Inc.	29,739	198,008
Kirkland Lake Gold Ltd.	6,439	208,161
Kumba Iron Ore Ltd.	9,018	270,688
Northern Star Resources Ltd.	26,601	153,616
Saracen Mineral Holdings Ltd.(1)	58,840	115,775
Steel Dynamics, Inc.	32,495	1,029,442
		2,643,736
Mortgage Real Estate Investment Trusts (REITs)†
Granite Point Mortgage Trust, Inc.	1,038	19,961
Multi-Utilities — 0.2%
Ameren Corp.	8,600	625,822
NorthWestern Corp.	10,507	733,914
WEC Energy Group, Inc.	5,819	456,384
		1,816,120
Multiline Retail — 0.5%
B&M European Value Retail SA	198,323	1,021,310
Dollar General Corp.	737	92,928

Kohl's Corp.	13,151	935,036
Lojas Renner SA	30,400	359,116
Magazine Luiza SA	12,400	600,694
Pan Pacific International Holdings Corp.	9,800	632,997
Target Corp.	19,116	1,479,961
		5,122,042
Oil, Gas and Consumable Fuels — 2.9%
Aker BP ASA	9,690	319,522
Anadarko Petroleum Corp.	15,327	1,116,572
Callon Petroleum Co.(1)	13,260	99,583
Centennial Resource Development, Inc., Class A(1)	8,333	87,746
Chevron Corp.	33,193	3,985,152
Cimarex Energy Co.	5,705	391,705
CNOOC Ltd.	358,000	647,694
Concho Resources, Inc.	9,994	1,153,108
ConocoPhillips	11,130	702,526
CVR Energy, Inc.	13,153	599,908
Devon Energy Corp.	15,523	498,909
Earthstone Energy, Inc., Class A(1)	5,100	34,170
Eni SpA	110,616	1,885,008
EQT Corp.	31,896	652,273
Equitrans Midstream Corp.(1)	16,229	338,050
Extraction Oil & Gas, Inc.(1)	8,257	38,808
Exxon Mobil Corp.	10,175	816,849
Gazprom PJSC ADR	253,484	1,271,153
Gazprom PJSC	162,019	410,716
Gaztransport Et Technigaz SA	2,589	235,047
Gibson Energy, Inc.	8,481	139,841
HollyFrontier Corp.	4,236	202,184
Imperial Oil Ltd.	11,351	329,761
Lundin Petroleum AB	17,950	585,072
Neste Oyj	20,280	668,810
Noble Energy, Inc.	36,973	1,000,489
Novatek PJSC GDR	3,591	691,117
Occidental Petroleum Corp.	4,680	275,558
PetroChina Co. Ltd., H Shares	1,426,000	906,397
Phillips 66	11,978	1,129,166
Royal Dutch Shell plc, Class B ADR	8,540	554,161
Saras SpA	524,878	937,350
Surgutneftegas PJSC Preference Shares	2,757,767	1,670,291
TOTAL SA	10,994	613,529
TOTAL SA ADR	47,570	2,648,222
		27,636,447
Paper and Forest Products — 0.1%
Boise Cascade Co.	2,261	62,607
Domtar Corp.	19,088	933,403
Interfor Corp.(1)	9,590	119,544
		1,115,554

Personal Products — 0.4%
Cosmax, Inc.	3,117	369,731
Edgewell Personal Care Co.(1)	10,327	425,782
Estee Lauder Cos., Inc. (The), Class A	2,825	485,363
Fancl Corp.	6,100	180,003
Godrej Consumer Products Ltd.	16,740	157,212
Herbalife Nutrition Ltd.(1)	7,102	375,341
Medifast, Inc.	1,002	146,983
Ontex Group NV	27,901	701,091
Shiseido Co. Ltd.	7,700	605,771
Unilever NV CVA	10,340	626,593
		4,073,870
Pharmaceuticals — 2.3%
Aerie Pharmaceuticals, Inc.(1)	1,271	48,489
Allergan plc	8,120	1,193,640
AstraZeneca plc	16,690	1,242,774
Bristol-Myers Squibb Co.	9,494	440,806
Catalent, Inc.(1)	8,555	383,435
Dechra Pharmaceuticals plc	4,137	143,515
Elanco Animal Health, Inc.(1)	14,557	458,545
Eli Lilly & Co.	3,289	384,945
Horizon Pharma plc(1)	5,067	129,360
Jazz Pharmaceuticals plc(1)	2,405	312,097
Johnson & Johnson	34,896	4,927,315
Medicines Co. (The)(1)	1,120	35,784
Merck & Co., Inc.	35,479	2,792,552
Mylan NV(1)	13,876	374,513
Novartis AG	10,450	853,537
Novo Nordisk A/S, B Shares	16,380	801,523
Optinose, Inc.(1)	3,560	35,458
Pfizer, Inc.	74,888	3,041,202
Reata Pharmaceuticals, Inc., Class A(1)	367	28,795
Sanofi	11,407	991,544
Sanofi ADR	35,869	1,568,551
Sawai Pharmaceutical Co. Ltd.	3,400	181,355
Zoetis, Inc.	10,906	1,110,667
Zogenix, Inc.(1)	752	29,320
		21,509,722
Professional Services — 0.7%
ALS Ltd.	24,389	136,681
ASGN, Inc.(1)	17	1,072
BG Staffing, Inc.	924	21,594
Capita plc(1)	745,561	1,239,293
CoStar Group, Inc.(1)	1,947	966,199
Heidrick & Struggles International, Inc.	358	12,809
IHS Markit Ltd.(1)	9,371	536,583
InnerWorkings, Inc.(1)	18,097	61,168
Kforce, Inc.	100	3,602
Korn Ferry	3,373	158,598

Nihon M&A Center, Inc.	7,000	199,196
Recruit Holdings Co. Ltd.	26,800	805,395
Robert Half International, Inc.	17,179	1,066,644
Teleperformance	1,072	206,011
Trust Tech, Inc.	6,200	210,813
Verisk Analytics, Inc.	5,661	798,994
		6,424,652
Real Estate Management and Development — 0.7%
ADO Properties SA	1,293	67,870
Altus Group Ltd.	1,654	33,408
Aroundtown SA	84,056	681,418
Ayala Land, Inc.	641,000	602,764
CapitaLand Ltd.	91,800	238,377
China Overseas Land & Investment Ltd.	44,000	164,738
CIFI Holdings Group Co. Ltd.	578,000	384,432
Colliers International Group, Inc.	3,461	222,380
Corp. Inmobiliaria Vesta SAB de CV	64,853	101,772
Fabege AB	28,073	389,717
FirstService Corp.	2,557	222,509
Hang Lung Properties Ltd.	59,000	138,443
Jones Lang LaSalle, Inc.	3,734	577,164
KWG Group Holdings Ltd.	80,000	94,012
Longfor Group Holdings Ltd.	59,000	217,725
Mitsui Fudosan Co. Ltd.	16,300	376,835
New World Development Co. Ltd.	151,000	249,261
Pakuwon Jati Tbk PT	959,200	48,126
Shimao Property Holdings Ltd.	44,000	133,697
Shurgard Self Storage SA(1)	2,823	93,416
Sumitomo Realty & Development Co. Ltd.	7,500	276,948
Sun Hung Kai Properties Ltd.	19,000	327,311
Sunac China Holdings Ltd.	42,000	216,961
Times China Holdings Ltd.	96,000	173,894
VGP NV	1,229	107,610
Vonovia SE	13,900	693,587
Wharf Real Estate Investment Co. Ltd.	33,000	252,458
		7,086,833
Road and Rail — 0.5%
ArcBest Corp.	3,352	102,437
Canadian Pacific Railway Ltd.	1,800	403,304
CJ Logistics Corp.(1)	2,946	397,270
CSX Corp.	2,497	198,836
DSV A/S	2,420	223,832
Heartland Express, Inc.	29,776	585,992
Localiza Rent a Car SA	74,756	695,684
Lyft, Inc., Class A(1)	3,390	202,722
Sankyu, Inc.	600	28,761
Sixt SE	959	106,927
Union Pacific Corp.	7,889	1,396,669
		4,342,434

Semiconductors and Semiconductor Equipment — 2.5%
Advanced Energy Industries, Inc.(1)	1,251	72,258
Advanced Micro Devices, Inc.(1)	27,872	770,103
Analog Devices, Inc.	381	44,287
Applied Materials, Inc.	71,964	3,171,454
ASML Holding NV	8,323	1,739,962
BE Semiconductor Industries NV	5,343	154,673
Broadcom, Inc.	10,804	3,439,994
Cypress Semiconductor Corp.	4,338	74,527
Entegris, Inc.	1,253	51,198
Globalwafers Co. Ltd.	9,000	98,282
Infineon Technologies AG	24,120	568,357
Inphi Corp.(1)	2,394	109,310
Intel Corp.	74,996	3,827,796
Kulicke & Soffa Industries, Inc.	5,807	135,129
Lasertec Corp.	4,200	190,989
Lattice Semiconductor Corp.(1)	5,527	71,575
Marvell Technology Group Ltd.	30,865	772,242
Maxim Integrated Products, Inc.	17,483	1,048,980
Microchip Technology, Inc.	13,800	1,378,482
Monolithic Power Systems, Inc.	398	61,973
NVIDIA Corp.	16	2,896
Qorvo, Inc.(1)	1,206	91,186
QUALCOMM, Inc.	25,324	2,181,156
SCREEN Holdings Co. Ltd.	2,400	115,776
Silicon Laboratories, Inc.(1)	241	25,946
SOITEC(1)	2,420	245,709
Taiwan Semiconductor Manufacturing Co. Ltd.	249,500	2,107,545
Teradyne, Inc.	6,127	300,223
Xilinx, Inc.	10,217	1,227,470
		24,079,478
Software — 3.6%
Adobe, Inc.(1)	6,410	1,854,092
ANSYS, Inc.(1)	180	35,244
Atlassian Corp. plc, Class A(1)	1,240	136,586
Autodesk, Inc.(1)	6,559	1,168,879
Avalara, Inc.(1)	1,275	75,059
Avast plc(1)	46,607	184,187
Aveva Group plc	7,003	305,427
Bottomline Technologies de, Inc.(1)	1,401	70,849
Cadence Design Systems, Inc.(1)	7,340	509,249
CommVault Systems, Inc.(1)	425	22,355
Coupa Software, Inc.(1)	1,338	138,255
Dassault Systemes SE	4,350	690,450
Descartes Systems Group, Inc. (The)(1)	4,540	181,302
Elastic NV(1)	500	42,775
Fair Isaac Corp.(1)	424	118,614
Five9, Inc.(1)	2,552	135,435
Fortinet, Inc.(1)	272	25,410

Globant SA(1)	1,231	103,392
Intuit, Inc.	6,564	1,647,958
LogMeIn, Inc.	3,009	247,942
Microsoft Corp.	103,196	13,477,398
Oracle Corp. (New York)	45,242	2,503,240
Pagerduty, Inc.(1)	797	37,379
Palo Alto Networks, Inc.(1)	7,523	1,871,948
Paycom Software, Inc.(1)	103	20,861
Paylocity Holding Corp.(1)	1,939	187,210
Proofpoint, Inc.(1)	87	10,912
PTC, Inc.(1)	8,247	746,106
RealPage, Inc.(1)	10,768	702,181
Red Hat, Inc.(1)	4,721	861,724
RingCentral, Inc., Class A(1)	1,159	134,873
salesforce.com, Inc.(1)	7,308	1,208,378
Sapiens International Corp. NV	2,272	34,921
ServiceNow, Inc.(1)	5,011	1,360,537
Splunk, Inc.(1)	2,252	310,866
Temenos AG(1)	3,580	595,340
Teradata Corp.(1)	4,381	199,204
VMware, Inc., Class A	6,935	1,415,642
WiseTech Global Ltd.	10,348	163,325
Workday, Inc., Class A(1)	5,219	1,073,183
Workiva, Inc.(1)	1,218	64,724
Zendesk, Inc.(1)	1,621	142,291
Zoom Video Communications, Inc., Class A(1)	754	54,642
		34,870,345
Specialty Retail — 1.8%
Adastria Co. Ltd.	11,200	275,273
Advance Auto Parts, Inc.	11,340	1,886,069
At Home Group, Inc.(1)	2,759	64,809
AutoZone, Inc.(1)	1,488	1,530,125
Boot Barn Holdings, Inc.(1)	2,858	82,282
Burlington Stores, Inc.(1)	5,689	960,929
Camping World Holdings, Inc., Class A	10,038	149,767
Fast Retailing Co. Ltd.	700	405,394
Five Below, Inc.(1)	3,864	565,651
Floor & Decor Holdings, Inc., Class A(1)	13,786	662,004
Foschini Group Ltd. (The)	13,724	177,472
Home Depot, Inc. (The)	885	180,274
Hotel Shilla Co. Ltd.	3,766	370,982
JD Sports Fashion plc	15,486	127,235
Kingfisher plc	853,085	2,940,917
Maisons du Monde SA	2,340	50,548
MarineMax, Inc.(1)	2,622	45,334
Murphy USA, Inc.(1)	2,926	250,085
National Vision Holdings, Inc.(1)	1,892	51,084
O'Reilly Automotive, Inc.(1)	5,394	2,042,007
Penske Automotive Group, Inc.	3,187	146,347

RH (1)	458	48,873
Ross Stores, Inc.	16,779	1,638,637
TJX Cos., Inc. (The)	23,916	1,312,510
Tokyo Base Co. Ltd.(1)	12,600	120,875
Tractor Supply Co.	6,868	710,838
Ulta Beauty, Inc.(1)	1,669	582,448
		17,378,769
Technology Hardware, Storage and Peripherals — 1.4%
Apple, Inc.	51,403	10,315,040
Cray, Inc.(1)	4,073	106,957
Dell Technologies, Inc., Class C(1)	2,674	180,254
HP, Inc.	33,582	669,961
Immersion Corp.(1)	1,524	14,402
NetApp, Inc.	11,493	837,265
Samsung Electronics Co. Ltd.	28,430	1,113,972
		13,237,851
Textiles, Apparel and Luxury Goods — 1.2%
adidas AG	2,410	619,379
ANTA Sports Products Ltd.	101,000	712,774
Bata India Ltd.	16,877	352,732
Burberry Group plc	15,110	397,952
Canada Goose Holdings, Inc.(1)	12,349	659,313
Deckers Outdoor Corp.(1)	8,846	1,399,526
Fila Korea Ltd.	11,095	783,178
HUGO BOSS AG	2,720	190,049
Kering SA	1,430	846,148
Li Ning Co. Ltd.(1)	190,500	346,558
Lululemon Athletica, Inc.(1)	1,451	255,884
NIKE, Inc., Class B	35,499	3,117,877
Shenzhou International Group Holdings Ltd.	29,200	391,102
Tapestry, Inc.	40,922	1,320,553
		11,393,025
Thrifts and Mortgage Finance — 0.1%
Capitol Federal Financial, Inc.	42,553	587,231
Essent Group Ltd.(1)	13,260	629,187
LendingTree, Inc.(1)	181	69,652
Merchants Bancorp	65	1,572
NMI Holdings, Inc., Class A(1)	1,325	37,206
		1,324,848
Tobacco — 0.1%
Altria Group, Inc.	3,360	182,549
Swedish Match AB	13,490	658,216
		840,765
Trading Companies and Distributors — 0.6%
AerCap Holdings NV(1)	32,663	1,621,391
Ashtead Group plc	10,150	281,408
Bunzl plc	14,720	443,643
Ferguson plc	3,850	273,862
Foundation Building Materials, Inc.(1)	10,628	144,435

GMS, Inc.(1)	4,018	70,797
Grafton Group plc	16,514	190,131
H&E Equipment Services, Inc.	3,210	97,616
HD Supply Holdings, Inc.(1)	3,619	165,352
Indutrade AB	6,250	190,929
MonotaRO Co. Ltd.	21,100	488,204
MSC Industrial Direct Co., Inc., Class A	10,320	863,268
NOW, Inc.(1)	6,222	90,966
Seven Group Holdings Ltd.	21,510	297,559
SiteOne Landscape Supply, Inc.(1)	2,263	152,300
Yamazen Corp.	19,700	206,657
		5,578,518
Transportation Infrastructure†
Airports of Thailand PCL	74,800	160,030
Grupo Aeroportuario del Centro Norte SAB de CV	40,694	250,611
		410,641
Water Utilities†
SJW Group	1,581	98,117
Wireless Telecommunication Services†
America Movil SAB de CV, Class L ADR	23,266	343,639
Shenandoah Telecommunications Co.	235	9,713
T-Mobile US, Inc.(1)	276	20,145
		373,497
TOTAL COMMON STOCKS (Cost $459,246,609)		605,338,249
CORPORATE BONDS — 10.5%
Aerospace and Defense — 0.1%
Arconic, Inc., 5.40%, 4/15/21	25,000	25,776
Arconic, Inc., 5.125%, 10/1/24	115,000	118,662
Bombardier, Inc., 8.75%, 12/1/21(2)	50,000	55,500
Bombardier, Inc., 5.75%, 3/15/22(2)	30,000	30,487
Bombardier, Inc., 6.00%, 10/15/22(2)	35,000	35,197
Bombardier, Inc., 7.50%, 3/15/25(2)	80,000	80,500
TransDigm, Inc., 6.00%, 7/15/22	115,000	116,869
TransDigm, Inc., 6.375%, 6/15/26	50,000	50,312
United Technologies Corp., 6.05%, 6/1/36	140,000	169,270
		682,573
Air Freight and Logistics†
FedEx Corp., 4.40%, 1/15/47	40,000	37,813
United Parcel Service, Inc., 2.80%, 11/15/24	210,000	210,868
XPO Logistics, Inc., 6.50%, 6/15/22(2)	15,000	15,394
		264,075
Airlines†
American Airlines Group, Inc., 4.625%, 3/1/20(2)	85,000	85,830
United Continental Holdings, Inc., 5.00%, 2/1/24	85,000	87,975
		173,805
Auto Components†
American Axle & Manufacturing, Inc., 6.625%, 10/15/22	12,000	12,313
ZF North America Capital, Inc., 4.75%, 4/29/25(2)	105,000	106,416
		118,729

Automobiles — 0.2%
BMW Finance NV, MTN, 1.00%, 2/15/22	EUR	10,000	11,530
BMW Finance NV, MTN, 0.875%, 4/3/25	EUR	50,000	57,290
Ford Motor Credit Co. LLC, 5.875%, 8/2/21		$850,000	889,818
General Motors Co., 4.20%, 10/1/27		80,000	79,857
General Motors Co., 5.00%, 4/1/35		70,000	66,897
General Motors Co., 5.15%, 4/1/38		160,000	154,516
General Motors Financial Co., Inc., 3.20%, 7/6/21		430,000	429,918
General Motors Financial Co., Inc., 5.25%, 3/1/26		200,000	211,846
			1,901,672
Banks — 2.4%
Akbank T.A.S, 5.00%, 10/24/22		130,000	120,379
Avi Funding Co. Ltd., 3.80%, 9/16/25(2)		255,000	259,166
Banco Mercantil del Norte SA, VRN, 5.75%, 10/4/31		204,000	200,634
Banco Santander SA, MTN, 2.50%, 3/18/25	EUR	200,000	236,839
Banistmo SA, 3.65%, 9/19/22		$280,000	278,600
Bank of America Corp., 4.10%, 7/24/23		110,000	114,970
Bank of America Corp., MTN, 4.20%, 8/26/24		360,000	373,786
Bank of America Corp., MTN, 4.00%, 1/22/25		250,000	256,233
Bank of America Corp., MTN, 5.00%, 1/21/44		250,000	285,220
Bank of America Corp., MTN, VRN, 4.44%, 1/20/48		80,000	84,348
Bank of America Corp., VRN, 3.00%, 12/20/23		314,000	312,891
Bank of America Corp., VRN, 3.42%, 12/20/28		42,000	41,282
Barclays Bank plc, 5.14%, 10/14/20		100,000	102,803
Barclays Bank plc, MTN, 6.625%, 3/30/22	EUR	50,000	65,195
Barclays plc, MTN, VRN, 1.375%, 1/24/26	EUR	100,000	112,403
Barclays plc, MTN, VRN, 2.00%, 2/7/28	EUR	100,000	109,739
BPCE SA, VRN, 2.75%, 7/8/26	EUR	100,000	117,532
CaixaBank SA, MTN, VRN, 2.75%, 7/14/28	EUR	200,000	232,461
CIT Group, Inc., 5.00%, 8/15/22		$150,000	156,375
CIT Group, Inc., 5.00%, 8/1/23		50,000	52,300
Citigroup, Inc., 2.75%, 4/25/22		580,000	577,226
Citigroup, Inc., 4.05%, 7/30/22		80,000	82,639
Citigroup, Inc., 4.45%, 9/29/27		565,000	586,650
Citigroup, Inc., VRN, 3.52%, 10/27/28		340,000	335,903
Co-Operative Bank plc (The), 4.75%, 11/11/21 (Secured)	GBP	200,000	276,964
Commerzbank AG, MTN, 4.00%, 3/23/26	EUR	150,000	187,386
Cooperatieve Rabobank UA, 3.95%, 11/9/22		$250,000	254,786
Cooperatieve Rabobank UA, VRN, 2.50%, 5/26/26	EUR	150,000	175,651
Credit Agricole SA, MTN, 7.375%, 12/18/23	GBP	100,000	160,414
European Financial Stability Facility, MTN, 2.125%, 2/19/24	EUR	399,000	496,210
European Financial Stability Facility, MTN, 2.35%, 7/29/44	EUR	60,000	84,540
European Investment Bank, MTN, 2.25%, 10/14/22	EUR	285,000	348,379
Fifth Third BanCorp., 4.30%, 1/16/24		$120,000	126,194
Fifth Third Bank, 2.875%, 10/1/21		230,000	230,954
HSBC Bank plc, MTN, VRN, 5.375%, 11/4/30	GBP	50,000	75,296
HSBC Holdings plc, 2.95%, 5/25/21		$200,000	200,492
HSBC Holdings plc, 4.30%, 3/8/26		400,000	416,974
HSBC Holdings plc, 2.625%, 8/16/28	GBP	120,000	156,810

HSBC Holdings plc, VRN, 3.26%, 3/13/23		$210,000	211,311
Huntington Bancshares, Inc., 2.30%, 1/14/22		170,000	167,674
Intercorp Financial Services, Inc., 4.125%, 10/19/27(2)		305,000	299,281
Intesa Sanpaolo SpA, MTN, 6.625%, 9/13/23	EUR	220,000	293,457
JPMorgan Chase & Co., 4.625%, 5/10/21		$80,000	82,919
JPMorgan Chase & Co., 3.25%, 9/23/22		130,000	131,681
JPMorgan Chase & Co., 3.875%, 9/10/24		1,210,000	1,247,240
JPMorgan Chase & Co., 3.125%, 1/23/25		320,000	320,103
JPMorgan Chase & Co., VRN, 3.90%, 1/23/49		160,000	154,867
KEB Hana Bank, MTN, 4.375%, 9/30/24		204,000	212,971
Kreditanstalt fuer Wiederaufbau, 4.625%, 1/4/23	EUR	300,000	397,917
Lloyds Bank plc, MTN, 7.625%, 4/22/25	GBP	120,000	200,536
Oversea-Chinese Banking Corp. Ltd., MTN, VRN, 4.00%, 10/15/24		$459,000	460,793
PNC Financial Services Group, Inc. (The), 4.375%, 8/11/20		160,000	163,463
Regions Financial Corp., 2.75%, 8/14/22		90,000	89,566
Royal Bank of Canada, 1.50%, 7/29/19		3,000,000	2,992,158
Royal Bank of Scotland Group plc, 6.125%, 12/15/22		40,000	42,835
Santander UK plc, MTN, 5.125%, 4/14/21	GBP	100,000	140,077
Toronto-Dominion Bank (The), 2.125%, 7/2/19		$3,000,000	2,997,735
Turkiye Garanti Bankasi AS, VRN, 6.125%, 5/24/27(2)		150,000	119,995
U.S. Bancorp, MTN, 3.60%, 9/11/24		310,000	320,332
UniCredit SpA, MTN, VRN, 5.75%, 10/28/25	EUR	100,000	118,028
Wells Fargo & Co., 3.07%, 1/24/23		$170,000	170,311
Wells Fargo & Co., 4.125%, 8/15/23		300,000	310,480
Wells Fargo & Co., 3.00%, 4/22/26		220,000	215,153
Wells Fargo & Co., MTN, 2.60%, 7/22/20		280,000	279,606
Wells Fargo & Co., MTN, 3.55%, 9/29/25		110,000	112,186
Wells Fargo & Co., MTN, 4.10%, 6/3/26		200,000	204,948
Wells Fargo & Co., MTN, 4.65%, 11/4/44		175,000	181,821
Westpac Banking Corp., 4.875%, 11/19/19		2,300,000	2,326,979
Woori Bank, MTN, 4.75%, 4/30/24		153,000	160,290
			23,413,337
Beverages — 0.1%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46(2)		370,000	375,777
Anheuser-Busch InBev SA, MTN, 1.50%, 3/17/25	EUR	50,000	59,395
Constellation Brands, Inc., 4.75%, 12/1/25		$270,000	288,864
			724,036
Biotechnology — 0.2%
AbbVie, Inc., 3.60%, 5/14/25		70,000	70,491
AbbVie, Inc., 4.40%, 11/6/42		240,000	223,014
AbbVie, Inc., 4.70%, 5/14/45		20,000	19,206
Amgen, Inc., 4.66%, 6/15/51		219,000	222,213
Biogen, Inc., 3.625%, 9/15/22		270,000	275,183
Celgene Corp., 3.25%, 8/15/22		160,000	161,385
Celgene Corp., 3.625%, 5/15/24		410,000	416,996
Celgene Corp., 3.875%, 8/15/25		140,000	144,503
Gilead Sciences, Inc., 4.40%, 12/1/21		100,000	103,834
Gilead Sciences, Inc., 3.65%, 3/1/26		700,000	715,826
			2,352,651

Building Products†
Builders FirstSource, Inc., 5.625%, 9/1/24(2)		90,000	90,563
Masco Corp., 4.45%, 4/1/25		170,000	176,388
USG Corp., 5.50%, 3/1/25(2)		65,000	66,056
			333,007
Capital Markets — 0.4%
Criteria Caixa SAU, MTN, 1.50%, 5/10/23	EUR	100,000	114,776
Goldman Sachs Group, Inc. (The), 2.30%, 12/13/19		$480,000	478,724
Goldman Sachs Group, Inc. (The), 5.50%, 10/12/21	GBP	150,000	213,024
Goldman Sachs Group, Inc. (The), 3.50%, 1/23/25		$200,000	201,093
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/26		280,000	276,325
Jefferies Group LLC / Jefferies Group Capital Finance, Inc., 4.15%, 1/23/30		140,000	130,503
Morgan Stanley, 2.75%, 5/19/22		90,000	89,591
Morgan Stanley, 5.00%, 11/24/25		170,000	183,496
Morgan Stanley, 4.375%, 1/22/47		80,000	83,256
Morgan Stanley, MTN, 5.625%, 9/23/19		770,000	778,431
Morgan Stanley, MTN, 3.70%, 10/23/24		250,000	256,884
Morgan Stanley, MTN, 4.00%, 7/23/25		600,000	624,367
SURA Asset Management SA, 4.375%, 4/11/27		105,000	106,628
			3,537,098
Chemicals — 0.1%
CF Industries, Inc., 3.45%, 6/1/23		80,000	78,600
Element Solutions, Inc., 5.875%, 12/1/25(2)		40,000	41,150
Equate Petrochemical BV, 4.25%, 11/3/26(2)		82,000	83,833
Huntsman International LLC, 5.125%, 11/15/22		85,000	89,502
INEOS Group Holdings SA, 5.625%, 8/1/24(2)		115,000	116,438
NOVA Chemicals Corp., 4.875%, 6/1/24(2)		150,000	147,187
Olin Corp., 5.125%, 9/15/27		60,000	61,125
Tronox Finance plc, 5.75%, 10/1/25(2)		30,000	29,400
			647,235
Commercial Services and Supplies — 0.1%
ADT Security Corp. (The), 6.25%, 10/15/21		100,000	105,755
Harland Clarke Holdings Corp., 9.25%, 3/1/21(2)		35,000	35,962
HPHT Finance 15 Ltd., 2.875%, 3/17/20(2)		510,000	509,856
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(2)		80,000	80,005
Prime Security Services Borrower LLC / Prime Finance, Inc., 9.25%, 5/15/23(2)		71,000	74,964
Republic Services, Inc., 3.55%, 6/1/22		175,000	178,672
RR Donnelley & Sons Co., 6.00%, 4/1/24		65,000	65,650
			1,050,864
Communications Equipment — 0.1%
Cisco Systems, Inc., 5.90%, 2/15/39		24,000	31,279
CommScope Technologies LLC, 6.00%, 6/15/25(2)		135,000	137,619
HTA Group Ltd., 9.125%, 3/8/22(2)		153,000	160,227
IHS Netherlands Holdco BV, 9.50%, 10/27/21(2)		88,000	91,524
Zayo Group LLC / Zayo Capital, Inc., 6.00%, 4/1/23		80,000	81,700
			502,349
Construction Materials†
Cemex SAB de CV, 6.125%, 5/5/25		205,000	214,327

Standard Industries, Inc., 6.00%, 10/15/25(2)		80,000	83,917
			298,244
Consumer Finance — 0.2%
Ally Financial, Inc., 8.00%, 11/1/31		45,000	57,825
American Express Credit Corp., MTN, 2.25%, 5/5/21		140,000	138,933
Capital One Bank USA N.A., 2.30%, 6/5/19		250,000	249,987
Capital One Bank USA N.A., 3.375%, 2/15/23		250,000	249,942
Capital One Financial Corp., 3.80%, 1/31/28		120,000	118,488
Discover Financial Services, 3.75%, 3/4/25		350,000	350,188
Navient Corp., 5.00%, 10/26/20		100,000	101,625
Navient Corp., 5.50%, 1/25/23		105,000	107,231
Synchrony Financial, 3.00%, 8/15/19		50,000	50,014
			1,424,233
Containers and Packaging — 0.1%
ARD Finance SA, 7.125% Cash or 7.875% PIK, 9/15/23(3)		200,000	200,750
Ball Corp., 4.00%, 11/15/23		120,000	121,350
Ball Corp., 5.25%, 7/1/25		35,000	37,144
Berry Global, Inc., 5.50%, 5/15/22		60,000	61,050
Berry Global, Inc., 5.125%, 7/15/23		50,000	50,937
BWAY Holding Co., 5.50%, 4/15/24(2)		30,000	29,907
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23		305,000	312,247
International Paper Co., 4.40%, 8/15/47		70,000	64,902
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(2)		20,000	21,000
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 6.875%, 2/15/21		34,654	34,827
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 7/15/23(2)		30,000	30,473
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.00%, 7/15/24(2)		160,000	165,700
Sealed Air Corp., 5.125%, 12/1/24(2)		80,000	83,400
			1,213,687
Diversified Consumer Services†
CommonSpirit Health, 2.95%, 11/1/22		130,000	129,343
Diversified Financial Services — 0.1%
Berkshire Hathaway, Inc., 2.75%, 3/15/23		90,000	90,301
GE Capital European Funding Unlimited. Co., MTN, 5.375%, 1/23/20	EUR	220,000	256,369
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20		$404,000	399,866
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.00%, 8/1/20		50,000	50,438
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.875%, 2/1/22		80,000	81,100
MDC GMTN B.V., 3.25%, 4/28/22(2)		102,000	102,204
Solera LLC / Solera Finance, Inc., 10.50%, 3/1/24(2)		145,000	158,050
Voya Financial, Inc., 5.70%, 7/15/43		150,000	173,506
Voya Financial, Inc., VRN, 5.65%, 5/15/53		75,000	75,316
			1,387,150
Diversified Telecommunication Services — 0.4%
Altice France SA, 7.375%, 5/1/26(2)		175,000	177,734
AT&T, Inc., 3.875%, 8/15/21		100,000	102,496
AT&T, Inc., 3.40%, 5/15/25		170,000	170,926
AT&T, Inc., 2.60%, 12/17/29	EUR	120,000	149,023
AT&T, Inc., 5.15%, 11/15/46		$291,000	305,015
CenturyLink, Inc., 5.625%, 4/1/20		130,000	132,762
CenturyLink, Inc., 5.80%, 3/15/22		40,000	41,304

Cincinnati Bell, Inc., 7.00%, 7/15/24(2)		30,000	27,826
Deutsche Telekom International Finance BV, MTN, 1.25%, 10/6/23	GBP	150,000	192,691
Deutsche Telekom International Finance BV, MTN, 0.875%, 1/30/24	EUR	40,000	46,103
Frontier Communications Corp., 7.125%, 1/15/23		$145,000	90,988
Frontier Communications Corp., 6.875%, 1/15/25		90,000	48,150
Hughes Satellite Systems Corp., 5.25%, 8/1/26		100,000	100,996
Inmarsat Finance plc, 4.875%, 5/15/22(2)		50,000	50,750
Intelsat Jackson Holdings SA, 9.75%, 7/15/25(2)		100,000	103,125
Level 3 Financing, Inc., 5.375%, 8/15/22		110,000	110,687
Level 3 Financing, Inc., 5.375%, 5/1/25		50,000	51,055
Ooredoo International Finance Ltd., 7.875%, 6/10/19(2)		229,000	230,197
Ooredoo International Finance Ltd., 3.75%, 6/22/26(2)		153,000	153,662
Orange SA, 4.125%, 9/14/21		180,000	186,111
Orange SA, MTN, VRN, 4.00%, 10/1/21	EUR	150,000	181,859
Sprint Capital Corp., 8.75%, 3/15/32		$105,000	110,512
Telecom Italia Capital SA, 6.375%, 11/15/33		175,000	171,008
Telefonica Europe BV, VRN, 5.875%, 3/31/24	EUR	100,000	126,598
Turk Telekomunikasyon AS, 4.875%, 6/19/24(2)		$205,000	184,385
Verizon Communications, Inc., 3.38%, 2/15/25		150,000	152,340
Verizon Communications, Inc., 2.625%, 8/15/26		280,000	269,209
Verizon Communications, Inc., 4.75%, 11/1/41		100,000	107,792
Verizon Communications, Inc., 5.01%, 8/21/54		90,000	100,834
			3,876,138
Electric Utilities — 0.2%
Duke Energy Florida LLC, 6.35%, 9/15/37		270,000	357,315
Duke Energy Florida LLC, 3.85%, 11/15/42		130,000	129,032
Duke Energy Progress LLC, 4.15%, 12/1/44		59,000	61,288
Exelon Corp., 5.15%, 12/1/20		200,000	206,070
Exelon Corp., 4.45%, 4/15/46		100,000	103,889
FirstEnergy Corp., 4.25%, 3/15/23		230,000	239,573
FirstEnergy Corp., 4.85%, 7/15/47		50,000	53,317
Georgia Power Co., 4.30%, 3/15/42		60,000	60,527
Greenko Investment Co., 4.875%, 8/16/23(2)		102,000	97,310
NextEra Energy Operating Partners LP, 4.50%, 9/15/27(2)		40,000	39,450
Pampa Energia SA, 7.50%, 1/24/27		204,000	173,910
Progress Energy, Inc., 3.15%, 4/1/22		110,000	110,613
Southern Co. Gas Capital Corp., 3.95%, 10/1/46		50,000	46,751
SSE plc, VRN, 2.375%, 4/1/21	EUR	200,000	227,924
Xcel Energy, Inc., 3.35%, 12/1/26		$70,000	70,168
			1,977,137
Energy Equipment and Services — 0.1%
Ensco Rowan plc, 8.00%, 1/31/24		90,000	84,825
Ensco Rowan plc, 5.20%, 3/15/25		60,000	48,488
Halliburton Co., 3.80%, 11/15/25		190,000	194,539
Halliburton Co., 4.85%, 11/15/35		110,000	115,893
Nabors Industries, Inc., 4.625%, 9/15/21		60,000	60,075
Precision Drilling Corp., 5.25%, 11/15/24		65,000	61,913
Transocean, Inc., 9.00%, 7/15/23(2)		190,000	204,013

Weatherford International Ltd., 7.75%, 6/15/21		95,000	84,075
			853,821
Entertainment — 0.1%
AMC Entertainment Holdings, Inc., 5.75%, 6/15/25		50,000	48,380
Cinemark USA, Inc., 5.125%, 12/15/22		60,000	61,125
Viacom, Inc., 3.125%, 6/15/22		100,000	99,938
Viacom, Inc., 4.25%, 9/1/23		135,000	140,568
Viacom, Inc., 4.375%, 3/15/43		40,000	36,369
VTR Finance BV, 6.875%, 1/15/24		205,000	212,944
Walt Disney Co. (The), 6.90%, 8/15/39(2)		140,000	198,285
Walt Disney Co. (The), 4.75%, 9/15/44(2)		57,000	65,456
WMG Acquisition Corp., 5.625%, 4/15/22(2)		98,000	99,818
Ziggo Bond Co. BV, 5.875%, 1/15/25(2)		90,000	90,450
			1,053,333
Equity Real Estate Investment Trusts (REITs) — 0.2%
Boston Properties LP, 3.65%, 2/1/26		180,000	181,886
Crown Castle International Corp., 5.25%, 1/15/23		150,000	161,146
Equinix, Inc., 5.375%, 5/15/27		70,000	74,277
Essex Portfolio LP, 3.625%, 8/15/22		100,000	101,855
Essex Portfolio LP, 3.25%, 5/1/23		50,000	50,050
GLP Capital LP / GLP Financing II, Inc., 5.375%, 11/1/23		30,000	31,658
GLP Capital LP / GLP Financing II, Inc., 5.375%, 4/15/26		100,000	105,856
Hospitality Properties Trust, 4.65%, 3/15/24		210,000	214,951
Iron Mountain, Inc., 5.75%, 8/15/24		95,000	95,950
Iron Mountain, Inc., 4.875%, 9/15/27(2)		80,000	78,000
Kilroy Realty LP, 3.80%, 1/15/23		140,000	142,668
Kimco Realty Corp., 2.80%, 10/1/26		150,000	141,800
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24		90,000	94,950
RHP Hotel Properties LP / RHP Finance Corp., 5.00%, 4/15/21		50,000	50,312
SBA Communications Corp., 4.875%, 7/15/22		75,000	76,219
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 6.00%, 4/15/23(2)		50,000	48,125
			1,649,703
Food and Staples Retailing — 0.1%
Albertsons Cos. LLC / Safeway, Inc. / New Albertson's, LP / Albertson's LLC, 6.625%, 6/15/24		110,000	113,988
CK Hutchison International 17 II Ltd., 2.25%, 9/29/20(2)		408,000	404,480
Kroger Co. (The), 3.30%, 1/15/21		190,000	191,393
Kroger Co. (The), 3.875%, 10/15/46		90,000	76,290
Mondelez International Holdings Netherlands BV, 1.625%, 10/28/19(2)		200,000	198,888
Tesco plc, MTN, 5.00%, 3/24/23	GBP	50,000	72,526
Walmart, Inc., 2.55%, 4/11/23		$44,000	43,845
Walmart, Inc., 4.05%, 6/29/48		220,000	231,627
			1,333,037
Food Products — 0.1%
B&G Foods, Inc., 5.25%, 4/1/25		70,000	68,947
JBS USA LUX SA / JBS USA Finance, Inc., 7.25%, 6/1/21(2)		65,000	65,338
JBS USA LUX SA / JBS USA Finance, Inc., 5.875%, 7/15/24(2)		50,000	51,625
JBS USA LUX SA / JBS USA Finance, Inc., 5.75%, 6/15/25(2)		35,000	36,050
Lamb Weston Holdings, Inc., 4.625%, 11/1/24(2)		130,000	132,259
MHP SE, 7.75%, 5/10/24(2)		128,000	129,779

Minerva Luxembourg SA, 6.50%, 9/20/26	316,000	313,472
Minerva Luxembourg SA, 5.875%, 1/19/28(2)	80,000	74,606
Pilgrim's Pride Corp., 5.75%, 3/15/25(2)	200,000	204,000
Post Holdings, Inc., 5.00%, 8/15/26(2)	115,000	115,000
		1,191,076
Gas Utilities — 0.3%
Andeavor Logistics LP / Tesoro Logistics Finance Corp., 5.50%, 10/15/19	120,000	121,050
Andeavor Logistics LP / Tesoro Logistics Finance Corp., 6.25%, 10/15/22	19,000	19,594
Cheniere Corpus Christi Holdings LLC, 5.875%, 3/31/25	75,000	81,000
Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/27	130,000	135,850
China Resources Gas Group Ltd., MTN, 4.50%, 4/5/22	255,000	263,361
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.25%, 4/1/23	40,000	41,200
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.75%, 4/1/25	70,000	72,100
Enterprise Products Operating LLC, 4.85%, 3/15/44	360,000	380,489
Genesis Energy LP / Genesis Energy Finance Corp., 6.75%, 8/1/22	15,000	15,269
Genesis Energy LP / Genesis Energy Finance Corp., 5.625%, 6/15/24	160,000	159,700
NuStar Logistics LP, 4.75%, 2/1/22	40,000	40,600
Perusahaan Gas Negara Persero Tbk, 5.125%, 5/16/24	204,000	214,341
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	130,000	131,309
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	350,000	384,000
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	300,000	300,685
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23	84,000	84,420
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.125%, 2/1/25	86,000	88,580
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.00%, 1/15/28	20,000	19,699
		2,553,247
Health Care Equipment and Supplies — 0.1%
Becton Dickinson and Co., 3.73%, 12/15/24	230,000	233,879
Becton Dickinson and Co., 3.70%, 6/6/27	100,000	99,774
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.625%, 10/15/23(2)	60,000	47,100
Medtronic, Inc., 3.50%, 3/15/25	240,000	247,533
Medtronic, Inc., 4.375%, 3/15/35	240,000	258,181
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 6.625%, 5/15/22(2)	40,000	39,500
		925,967
Health Care Providers and Services — 0.3%
Acadia Healthcare Co., Inc., 5.625%, 2/15/23	60,000	60,900
Aetna, Inc., 2.75%, 11/15/22	160,000	158,095
Anthem, Inc., 3.65%, 12/1/27	100,000	99,225
Anthem, Inc., 4.65%, 1/15/43	100,000	101,040
CHS / Community Health Systems, Inc., 6.875%, 2/1/22	60,000	39,563
CHS / Community Health Systems, Inc., 6.25%, 3/31/23	80,000	78,200
CHS / Community Health Systems, Inc., 8.125%, 6/30/24(2)	60,000	44,700
CHS / Community Health Systems, Inc., VRN, 11.00%, 6/30/23(2)	95,000	77,425
CVS Health Corp., 3.50%, 7/20/22	160,000	162,026
CVS Health Corp., 4.30%, 3/25/28	250,000	252,059
CVS Health Corp., 4.78%, 3/25/38	100,000	97,547
CVS Health Corp., 5.05%, 3/25/48	100,000	99,019
DaVita, Inc., 5.125%, 7/15/24	130,000	130,325
DaVita, Inc., 5.00%, 5/1/25	130,000	127,685
Encompass Health Corp., 5.75%, 11/1/24	45,000	45,788

Envision Healthcare Corp., 8.75%, 10/15/26(2)	200,000	189,000
HCA, Inc., 7.50%, 2/15/22	145,000	159,862
HCA, Inc., 5.00%, 3/15/24	120,000	127,186
HCA, Inc., 5.375%, 2/1/25	160,000	168,800
Jaguar Holding Co. II / Pharmaceutical Product Development LLC, 6.375%, 8/1/23(2)	50,000	51,125
Northwell Healthcare, Inc., 4.26%, 11/1/47	70,000	70,248
Team Health Holdings, Inc., 6.375%, 2/1/25(2)	40,000	34,200
Tenet Healthcare Corp., 4.50%, 4/1/21	50,000	50,937
Tenet Healthcare Corp., 8.125%, 4/1/22	195,000	208,788
Tenet Healthcare Corp., 6.75%, 6/15/23	40,000	40,950
Tenet Healthcare Corp., 5.125%, 5/1/25	100,000	101,125
UnitedHealth Group, Inc., 2.875%, 3/15/22	290,000	291,337
UnitedHealth Group, Inc., 3.75%, 7/15/25	100,000	104,049
Universal Health Services, Inc., 4.75%, 8/1/22(2)	50,000	50,569
		3,221,773
Hotels, Restaurants and Leisure — 0.2%
1011778 BC ULC / New Red Finance, Inc., 4.625%, 1/15/22(2)	40,000	40,225
1011778 BC ULC / New Red Finance, Inc., 5.00%, 10/15/25(2)	100,000	99,375
Boyd Gaming Corp., 6.875%, 5/15/23	81,000	84,240
Boyd Gaming Corp., 6.375%, 4/1/26	35,000	36,969
Eldorado Resorts, Inc., 7.00%, 8/1/23	110,000	115,225
Golden Nugget, Inc., 6.75%, 10/15/24(2)	120,000	123,000
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24	235,000	235,905
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 4.625%, 4/1/25	80,000	81,200
International Game Technology plc, 6.25%, 2/15/22(2)	95,000	99,513
Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp., 6.75%, 11/15/21(2)	75,000	77,531
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC, 5.25%, 6/1/26(2)	75,000	77,531
McDonald's Corp., MTN, 3.375%, 5/26/25	100,000	101,880
McDonald's Corp., MTN, 4.70%, 12/9/35	80,000	85,779
MGM Resorts International, 6.00%, 3/15/23	130,000	139,100
Penn National Gaming, Inc., 5.625%, 1/15/27(2)	150,000	148,500
Rivers Pittsburgh Borrower LP / Rivers Pittsburgh Finance Corp., 6.125%, 8/15/21(2)	50,000	50,750
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	120,000	128,864
Scientific Games International, Inc., 6.25%, 9/1/20	100,000	100,750
Scientific Games International, Inc., 10.00%, 12/1/22	63,000	66,544
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.50%, 3/1/25(2)	150,000	151,828
		2,044,709
Household Durables — 0.1%
Beazer Homes USA, Inc., 7.25%, 2/1/23	5,000	4,887
Beazer Homes USA, Inc., 5.875%, 10/15/27	20,000	18,150
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp., 6.125%, 7/1/22(2)	50,000	51,100
Century Communities, Inc., 6.875%, 5/15/22	30,000	30,675
Lennar Corp., 4.75%, 4/1/21	60,000	61,234
Meritage Homes Corp., 5.125%, 6/6/27	160,000	158,400
PulteGroup, Inc., 5.50%, 3/1/26	60,000	63,525
Shea Homes LP / Shea Homes Funding Corp., 5.875%, 4/1/23(2)	60,000	60,300
Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc., 5.625%, 3/1/24(2)	200,000	203,000
Toll Brothers Finance Corp., 4.35%, 2/15/28	130,000	124,800

William Lyon Homes, Inc., 5.875%, 1/31/25		100,000	97,500
			873,571
Household Products†
Energizer Holdings, Inc., 5.50%, 6/15/25(2)		70,000	70,919
Spectrum Brands, Inc., 5.75%, 7/15/25		144,000	147,780
			218,699
Independent Power and Renewable Electricity Producers†
Calpine Corp., 5.375%, 1/15/23		120,000	121,200
NRG Energy, Inc., 6.25%, 5/1/24		80,000	82,726
NRG Energy, Inc., 7.25%, 5/15/26		50,000	54,625
Vistra Energy Corp., 7.375%, 11/1/22		61,000	63,242
Vistra Energy Corp., 7.625%, 11/1/24		64,000	67,600
			389,393
Insurance — 0.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 5.00%, 10/1/21		180,000	187,271
Allianz SE, MTN, VRN, 4.75%, 10/24/23	EUR	200,000	255,411
Allianz SE, VRN, 3.375%, 9/18/24	EUR	100,000	121,273
American International Group, Inc., 4.125%, 2/15/24		$340,000	355,189
American International Group, Inc., 4.50%, 7/16/44		110,000	107,848
AXA SA, 7.125%, 12/15/20	GBP	55,000	78,175
AXA SA, MTN, VRN, 6.69%, 7/6/26	GBP	50,000	76,604
AXA SA, MTN, VRN, 3.375%, 7/6/47	EUR	200,000	244,159
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22		$290,000	294,334
Chubb INA Holdings, Inc., 3.15%, 3/15/25		210,000	212,600
Chubb INA Holdings, Inc., 3.35%, 5/3/26		100,000	101,871
CNP Assurances, VRN, 4.00%, 11/18/24	EUR	400,000	488,951
Credit Agricole Assurances SA, VRN, 4.25%, 1/13/25	EUR	200,000	242,572
Fiore Capital LLC, VRDN, 2.50%, 5/7/19 (LOC: Wells Fargo Bank N.A.)		$2,500,000	2,500,000
Genworth Holdings, Inc., 7.625%, 9/24/21		35,000	34,300
Hartford Financial Services Group, Inc. (The), 5.95%, 10/15/36		60,000	70,730
Intesa Sanpaolo Vita SpA, VRN, 4.75%, 12/17/24	EUR	100,000	116,524
Markel Corp., 4.90%, 7/1/22		$200,000	210,788
MetLife, Inc., 4.125%, 8/13/42		90,000	91,613
MetLife, Inc., 4.875%, 11/13/43		50,000	56,259
Metropolitan Life Global Funding I, 3.00%, 1/10/23(2)		119,000	119,590
Principal Financial Group, Inc., 3.30%, 9/15/22		80,000	81,029
Prudential Financial, Inc., 3.94%, 12/7/49		244,000	239,288
WR Berkley Corp., 4.625%, 3/15/22		130,000	136,125
			6,422,504
Interactive Media and Services — 0.1%
Rackspace Hosting, Inc., 8.625%, 11/15/24(2)		130,000	121,550
Tencent Holdings Ltd., 3.80%, 2/11/25(2)		153,000	156,071
Tencent Holdings Ltd., 3.60%, 1/19/28(2)		400,000	394,502
			672,123
Internet and Direct Marketing Retail — 0.1%
Alibaba Group Holding Ltd., 2.80%, 6/6/23		330,000	326,627
JD.com, Inc., 3.875%, 4/29/26		255,000	250,788
			577,415

IT Services — 0.1%
CDW LLC / CDW Finance Corp., 5.50%, 12/1/24		90,000	95,737
Fidelity National Information Services, Inc., 3.00%, 8/15/26		260,000	251,737
First Data Corp., 5.75%, 1/15/24(2)		120,000	124,125
			471,599
Life Sciences Tools and Services — 0.1%
IQVIA, Inc., 4.875%, 5/15/23(2)		120,000	122,550
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21		210,000	213,647
Thermo Fisher Scientific, Inc., 3.30%, 2/15/22		61,000	61,854
Thermo Fisher Scientific, Inc., 5.30%, 2/1/44		110,000	126,886
			524,937
Marine†
Martin Midstream Partners LP / Martin Midstream Finance Corp., 7.25%, 2/15/21		90,000	88,650
Media — 0.5%
Altice Financing SA, 6.625%, 2/15/23(2)		200,000	205,500
AMC Networks, Inc., 4.75%, 8/1/25		170,000	169,505
Cablevision Systems Corp., 5.875%, 9/15/22		100,000	104,250
CBS Corp., 4.85%, 7/1/42		70,000	69,692
CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, 9/30/22		170,000	173,081
CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, 2/15/26(2)		140,000	146,825
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/27(2)		65,000	66,138
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, 7/23/25		580,000	615,726
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/45		40,000	45,499
Comcast Corp., 6.40%, 5/15/38		230,000	296,119
Comcast Corp., 4.75%, 3/1/44		150,000	163,471
CSC Holdings LLC, 5.375%, 7/15/23(2)		105,000	107,625
CSC Holdings LLC, 6.625%, 10/15/25(2)		100,000	106,500
CSC Holdings LLC, 5.50%, 5/15/26(2)		25,000	25,734
Digicel Ltd., 6.00%, 4/15/21		153,000	135,788
DISH DBS Corp., 6.75%, 6/1/21		95,000	98,200
DISH DBS Corp., 5.00%, 3/15/23		135,000	124,200
DISH DBS Corp., 5.875%, 11/15/24		100,000	86,625
Gray Television, Inc., 5.125%, 10/15/24(2)		100,000	102,000
Gray Television, Inc., 5.875%, 7/15/26(2)		75,000	77,485
Lamar Media Corp., 5.00%, 5/1/23		100,000	101,750
Lamar Media Corp., 5.375%, 1/15/24		140,000	144,025
Liquid Telecommunications Financing plc, 8.50%, 7/13/22(2)		125,000	126,803
Myriad International Holdings BV, 6.00%, 7/18/20		153,000	158,116
Nexstar Broadcasting, Inc., 5.625%, 8/1/24(2)		105,000	106,859
Sinclair Television Group, Inc., 5.625%, 8/1/24(2)		90,000	91,211
Sirius XM Radio, Inc., 4.625%, 5/15/23(2)		70,000	70,963
Sirius XM Radio, Inc., 5.375%, 4/15/25(2)		60,000	61,725
TEGNA, Inc., 5.50%, 9/15/24(2)		100,000	103,000
Univision Communications, Inc., 5.125%, 2/15/25(2)		100,000	94,375
Videotron Ltd., 5.00%, 7/15/22		75,000	78,340
Warner Media LLC, 2.95%, 7/15/26		240,000	230,388
Warner Media LLC, 3.80%, 2/15/27		180,000	181,218
WPP Finance 2013, MTN, 3.00%, 11/20/23	EUR	100,000	125,140
			4,593,876

Metals and Mining — 0.2%
Alcoa Nederland Holding BV, 6.75%, 9/30/24(2)		$70,000	74,200
Allegheny Technologies, Inc., 5.95%, 1/15/21		110,000	112,750
Cleveland-Cliffs, Inc., 5.75%, 3/1/25		160,000	159,400
First Quantum Minerals Ltd., 7.25%, 5/15/22(2)		80,000	81,200
First Quantum Minerals Ltd., 7.25%, 4/1/23		150,000	148,688
First Quantum Minerals Ltd., 6.50%, 3/1/24(2)		250,000	236,875
Freeport-McMoRan, Inc., 3.55%, 3/1/22		100,000	99,375
Freeport-McMoRan, Inc., 5.40%, 11/14/34		180,000	169,875
Nexa Resources SA, 5.375%, 5/4/27		230,000	239,832
Novelis Corp., 5.875%, 9/30/26(2)		125,000	127,344
Steel Dynamics, Inc., 5.25%, 4/15/23		100,000	101,750
Teck Resources Ltd., 6.25%, 7/15/41		40,000	43,287
Vedanta Resources Ltd., 6.125%, 8/9/24(2)		217,000	196,698
			1,791,274
Multi-Utilities — 0.2%
Abu Dhabi National Energy Co. PJSC, 5.875%, 12/13/21(2)		204,000	218,309
Abu Dhabi National Energy Co. PJSC, 3.625%, 1/12/23(2)		153,000	154,773
AmeriGas Partners LP / AmeriGas Finance Corp., 5.875%, 8/20/26		75,000	78,743
Berkshire Hathaway Energy Co., 3.50%, 2/1/25		90,000	92,457
Berkshire Hathaway Energy Co., 3.80%, 7/15/48		110,000	105,566
Centrica plc, VRN, 5.25%, 4/10/75	GBP	100,000	133,142
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43		$100,000	99,245
Dominion Energy, Inc., 2.75%, 9/15/22		140,000	139,181
Dominion Energy, Inc., 4.90%, 8/1/41		70,000	74,955
Exelon Generation Co. LLC, 4.25%, 6/15/22		19,000	19,708
Exelon Generation Co. LLC, 5.60%, 6/15/42		80,000	85,407
Florida Power & Light Co., 3.95%, 3/1/48		90,000	92,303
Israel Electric Corp. Ltd., 6.875%, 6/21/23(2)		102,000	114,476
Listrindo Capital BV, 4.95%, 9/14/26		102,000	98,838
MidAmerican Energy Co., 4.40%, 10/15/44		200,000	216,030
NiSource, Inc., 5.65%, 2/1/45		110,000	129,031
Potomac Electric Power Co., 3.60%, 3/15/24		19,000	19,557
Sempra Energy, 2.875%, 10/1/22		110,000	109,306
Sempra Energy, 3.25%, 6/15/27		140,000	135,266
Sempra Energy, 4.00%, 2/1/48		70,000	64,683
Southwestern Public Service Co., 3.70%, 8/15/47		60,000	57,373
			2,238,349
Oil, Gas and Consumable Fuels — 1.1%
Antero Resources Corp., 5.125%, 12/1/22		160,000	161,200
Antero Resources Corp., 5.00%, 3/1/25		70,000	69,300
Apache Corp., 4.75%, 4/15/43		100,000	96,099
BP Capital Markets America, Inc., 4.50%, 10/1/20		24,000	24,604
Calumet Specialty Products Partners LP / Calumet Finance Corp., 6.50%, 4/15/21		20,000	19,400
Carrizo Oil & Gas, Inc., 6.25%, 4/15/23		70,000	68,412
Chesapeake Energy Corp., 8.00%, 1/15/25		95,000	96,662
Cimarex Energy Co., 4.375%, 6/1/24		220,000	228,832
CNOOC Finance 2013 Ltd., 3.00%, 5/9/23		255,000	252,868
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24		150,000	156,434

CNX Resources Corp., 5.875%, 4/15/22	111,000	111,139
Concho Resources, Inc., 4.375%, 1/15/25	210,000	216,766
Denbury Resources, Inc., 9.00%, 5/15/21(2)	40,000	40,800
Denbury Resources, Inc., 4.625%, 7/15/23	75,000	51,563
Diamondback Energy, Inc., 4.75%, 11/1/24	100,000	102,500
Ecopetrol SA, 5.875%, 5/28/45	395,000	410,464
Enbridge, Inc., 4.00%, 10/1/23	120,000	124,357
Encana Corp., 6.50%, 2/1/38	130,000	154,461
Energy Transfer Operating LP, 4.15%, 10/1/20	200,000	203,063
Energy Transfer Operating LP, 3.60%, 2/1/23	27,000	27,140
Energy Transfer Operating LP, 4.25%, 3/15/23	140,000	143,779
Energy Transfer Operating LP, 5.50%, 6/1/27	110,000	119,592
Energy Transfer Operating LP, 6.50%, 2/1/42	100,000	113,192
EOG Resources, Inc., 5.625%, 6/1/19	60,000	60,126
EP Energy LLC / Everest Acquisition Finance, Inc., 8.00%, 11/29/24(2)	80,000	54,800
Exxon Mobil Corp., 3.04%, 3/1/26	120,000	120,671
Gazprom OAO Via Gaz Capital SA, 6.51%, 3/7/22(2)	140,000	150,833
Gazprom OAO Via Gaz Capital SA, 7.29%, 8/16/37(2)	140,000	167,879
Gran Tierra Energy International Holdings Ltd., 6.25%, 2/15/25(2)	200,000	192,750
Gulfport Energy Corp., 6.00%, 10/15/24	40,000	35,275
Gulfport Energy Corp., 6.375%, 5/15/25	70,000	62,038
Hess Corp., 6.00%, 1/15/40	110,000	117,724
Hilcorp Energy I LP / Hilcorp Finance Co., 5.75%, 10/1/25(2)	20,000	20,250
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	300,000	356,524
Laredo Petroleum, Inc., 6.25%, 3/15/23	50,000	46,375
Marathon Oil Corp., 3.85%, 6/1/25	120,000	121,526
MEG Energy Corp., 7.00%, 3/31/24(2)	50,000	47,610
MEG Energy Corp., 6.50%, 1/15/25(2)	70,000	70,613
MPLX LP, 4.875%, 6/1/25	220,000	234,456
MPLX LP, 4.50%, 4/15/38	60,000	57,744
MPLX LP, 5.20%, 3/1/47	40,000	41,298
Murphy Oil Corp., 4.45%, 12/1/22	80,000	80,312
Newfield Exploration Co., 5.75%, 1/30/22	230,000	245,418
Newfield Exploration Co., 5.375%, 1/1/26	60,000	64,836
Noble Energy, Inc., 4.15%, 12/15/21	175,000	179,359
Oasis Petroleum, Inc., 6.875%, 3/15/22	120,000	120,750
Parsley Energy LLC / Parsley Finance Corp., 5.375%, 1/15/25(2)	120,000	122,880
Petrobras Global Finance BV, 5.75%, 2/1/29	380,000	381,900
Petrobras Global Finance BV, 7.25%, 3/17/44	180,000	190,822
Petroleos Mexicanos, 6.00%, 3/5/20	122,000	124,597
Petroleos Mexicanos, 4.875%, 1/24/22	40,000	40,472
Petroleos Mexicanos, 3.50%, 1/30/23	70,000	67,375
Petroleos Mexicanos, 6.50%, 3/13/27	140,000	142,156
Petroleos Mexicanos, 6.625%, 6/15/35	70,000	68,052
Petroleos Mexicanos, 5.50%, 6/27/44	230,000	188,830
Phillips 66, 4.30%, 4/1/22	260,000	271,029
PTTEP Treasury Center Co. Ltd., VRN, 4.875%, 6/18/19	204,000	203,086
QEP Resources, Inc., 5.375%, 10/1/22	110,000	108,625
Range Resources Corp., 5.00%, 8/15/22	100,000	99,437

Ras Laffan Liquefied Natural Gas Co. Ltd. II, 5.30%, 9/30/20		34,027	34,466
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 6.75%, 9/30/19(2)		459,000	463,962
Reliance Industries Ltd., 4.125%, 1/28/25		332,000	340,450
Shell International Finance BV, 2.375%, 8/21/22		180,000	178,655
Shell International Finance BV, 3.625%, 8/21/42		165,000	160,524
SM Energy Co., 5.00%, 1/15/24		80,000	75,350
Southwestern Energy Co., 6.20%, 1/23/25		100,000	98,813
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.50%, 6/1/24		70,000	69,825
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.75%, 3/1/25		100,000	98,875
Total Capital Canada Ltd., 2.75%, 7/15/23		17,000	17,019
TOTAL SA, MTN, VRN, 2.25%, 2/26/21	EUR	150,000	173,918
Tullow Oil plc, 7.00%, 3/1/25(2)		$250,000	255,625
Whiting Petroleum Corp., 5.75%, 3/15/21		100,000	102,970
Williams Cos., Inc. (The), 4.55%, 6/24/24		270,000	284,702
Williams Cos., Inc. (The), 5.10%, 9/15/45		150,000	154,093
WPX Energy, Inc., 6.00%, 1/15/22		70,000	73,150
WPX Energy, Inc., 8.25%, 8/1/23		50,000	57,313
			10,290,765
Personal Products†
Avon Products, Inc., 7.00%, 3/15/23		45,000	45,113
Pharmaceuticals — 0.2%
Allergan Finance LLC, 3.25%, 10/1/22		270,000	269,825
Allergan Funding SCS, 3.85%, 6/15/24		230,000	233,968
Allergan Funding SCS, 4.55%, 3/15/35		110,000	108,396
Bausch Health Cos., Inc., 7.00%, 3/15/24(2)		60,000	63,375
Bausch Health Cos., Inc., 6.125%, 4/15/25(2)		195,000	197,925
Horizon Pharma USA, Inc., 6.625%, 5/1/23		35,000	36,072
Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21		550,000	543,774
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/1/26		110,000	92,363
Teva Pharmaceutical Finance Netherlands III BV, 6.75%, 3/1/28		250,000	257,725
			1,803,423
Real Estate Management and Development†
Tesco Property Finance 3 plc, 5.74%, 4/13/40	GBP	96,858	155,680
Road and Rail — 0.1%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20		$265,000	267,822
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41		18,000	20,652
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43		160,000	173,675
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45		70,000	72,892
CSX Corp., 3.40%, 8/1/24		200,000	205,474
CSX Corp., 3.25%, 6/1/27		100,000	99,616
Park Aerospace Holdings Ltd., 5.25%, 8/15/22(2)		80,000	83,489
Rumo Luxembourg Sarl, 7.375%, 2/9/24		180,000	192,816
Union Pacific Corp., 4.75%, 9/15/41		220,000	235,371
			1,351,807
Semiconductors and Semiconductor Equipment†
Advanced Micro Devices, Inc., 7.00%, 7/1/24		45,000	46,856
NXP BV / NXP Funding LLC, 3.875%, 9/1/22(2)		70,000	71,417
Sensata Technologies BV, 5.00%, 10/1/25(2)		20,000	20,600
			138,873

Software — 0.2%
Infor US, Inc., 6.50%, 5/15/22	198,000	202,269
Microsoft Corp., 2.70%, 2/12/25	340,000	339,440
Microsoft Corp., 4.25%, 2/6/47	340,000	372,628
Oracle Corp., 3.625%, 7/15/23	280,000	289,578
Oracle Corp., 2.65%, 7/15/26	280,000	271,648
		1,475,563
Specialty Retail — 0.2%
Herc Rentals, Inc., 7.50%, 6/1/22(2)	52,000	54,210
Hertz Corp. (The), 7.375%, 1/15/21	40,000	39,950
Hertz Corp. (The), 6.25%, 10/15/22	75,000	73,125
Home Depot, Inc. (The), 3.75%, 2/15/24	230,000	240,571
Home Depot, Inc. (The), 5.95%, 4/1/41	260,000	332,399
L Brands, Inc., 5.625%, 2/15/22	105,000	109,331
Party City Holdings, Inc., 6.125%, 8/15/23(2)	50,000	50,875
PetSmart, Inc., 5.875%, 6/1/25(2)	50,000	45,563
Sally Holdings LLC / Sally Capital, Inc., 5.50%, 11/1/23	55,000	55,447
Sonic Automotive, Inc., 5.00%, 5/15/23	50,000	49,625
United Rentals North America, Inc., 4.625%, 7/15/23	260,000	265,200
United Rentals North America, Inc., 5.50%, 7/15/25	70,000	72,660
United Rentals North America, Inc., 5.50%, 5/15/27	85,000	87,762
		1,476,718
Technology Hardware, Storage and Peripherals — 0.2%
Apple, Inc., 2.50%, 2/9/25	380,000	372,721
Apple, Inc., 2.45%, 8/4/26	140,000	135,002
Apple, Inc., 3.20%, 5/11/27	190,000	191,487
Apple, Inc., 2.90%, 9/12/27	90,000	88,604
Dell International LLC / EMC Corp., 7.125%, 6/15/24(2)	160,000	169,273
Dell International LLC / EMC Corp., 6.02%, 6/15/26(2)	520,000	563,705
EMC Corp., 2.65%, 6/1/20	25,000	24,874
Hewlett Packard Enterprise Co., 3.60%, 10/15/20	270,000	272,619
NCR Corp., 5.00%, 7/15/22	90,000	90,563
Western Digital Corp., 4.75%, 2/15/26	60,000	58,050
		1,966,898
Textiles, Apparel and Luxury Goods†
Hanesbrands, Inc., 4.625%, 5/15/24(2)	115,000	116,725
Trading Companies and Distributors†
Beacon Roofing Supply, Inc., 4.875%, 11/1/25(2)	70,000	67,550
Wireless Telecommunication Services — 0.2%
C&W Senior Financing DAC, 6.875%, 9/15/27(2)	228,000	229,366
GTH Finance BV, 7.25%, 4/26/23(2)	217,000	235,573
Millicom International Cellular SA, 5.125%, 1/15/28(2)	255,000	251,175
MTN Mauritius Investments Ltd., 4.76%, 11/11/24	211,000	204,344
Oztel Holdings SPC Ltd., 6.625%, 4/24/28	204,000	199,998
Sprint Corp., 7.25%, 9/15/21	120,000	126,000
Sprint Corp., 7.875%, 9/15/23	75,000	78,187
Sprint Corp., 7.125%, 6/15/24	205,000	205,961
T-Mobile USA, Inc., 6.375%, 3/1/25	100,000	104,221

T-Mobile USA, Inc., 6.50%, 1/15/26		80,000	85,776
			1,720,601
TOTAL CORPORATE BONDS (Cost $99,416,491)			100,306,135
U.S. TREASURY SECURITIES — 7.5%
U.S. Treasury Bonds, 4.50%, 2/15/36		1,000,000	1,248,066
U.S. Treasury Bonds, 3.125%, 8/15/44(4)		390,000	404,823
U.S. Treasury Bonds, 3.00%, 11/15/44		300,000	304,723
U.S. Treasury Bonds, 2.50%, 2/15/45		3,560,000	3,289,384
U.S. Treasury Bonds, 3.00%, 5/15/45		560,000	568,991
U.S. Treasury Bonds, 3.00%, 11/15/45		100,000	101,594
U.S. Treasury Bonds, 2.50%, 5/15/46		2,300,000	2,115,641
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27		313,363	357,219
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29		1,336,292	1,580,255
U.S. Treasury Inflation Indexed Bonds, 3.375%, 4/15/32		142,409	191,313
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40		701,700	871,005
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/41		946,510	1,181,733
U.S. Treasury Inflation Indexed Bonds, 0.625%, 2/15/43		1,066,467	996,350
U.S. Treasury Inflation Indexed Bonds, 1.375%, 2/15/44		2,874,190	3,153,666
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45		3,338,398	3,185,076
U.S. Treasury Inflation Indexed Bonds, 0.875%, 2/15/47		575,938	565,563
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/22		1,813,680	1,805,617
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24		5,416,700	5,477,092
U.S. Treasury Inflation Indexed Notes, 0.25%, 1/15/25		4,268,880	4,224,992
U.S. Treasury Inflation Indexed Notes, 2.375%, 1/15/25		1,005,758	1,115,611
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/26		3,723,370	3,758,581
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/26		6,063,663	5,924,415
U.S. Treasury Inflation Indexed Notes, 0.50%, 1/15/28		358,670	357,495
U.S. Treasury Inflation Indexed Notes, 0.875%, 1/15/29		1,902,052	1,959,956
U.S. Treasury Notes, 1.75%, 9/30/19(4)		1,100,000	1,096,885
U.S. Treasury Notes, 1.375%, 1/15/20(4)		850,000	843,824
U.S. Treasury Notes, 1.375%, 2/29/20(4)		1,000,000	991,524
U.S. Treasury Notes, 1.875%, 12/15/20		800,000	794,656
U.S. Treasury Notes, 2.50%, 2/28/21		9,500,000	9,537,109
U.S. Treasury Notes, 2.375%, 3/15/21		9,700,000	9,716,482
U.S. Treasury Notes, 2.25%, 4/30/21		1,000,000	999,707
U.S. Treasury Notes, 2.00%, 12/31/21		2,000,000	1,988,516
U.S. Treasury Notes, 2.25%, 8/15/27(4)		400,000	393,828
U.S. Treasury Notes, 2.75%, 2/15/28		300,000	306,486
TOTAL U.S. TREASURY SECURITIES (Cost $70,589,564)			71,408,178
SOVEREIGN GOVERNMENTS AND AGENCIES — 3.7%
Australia — 0.1%
Australia Government Bond, 2.75%, 4/21/24	AUD	1,219,000	915,659
New South Wales Treasury Corp., 3.00%, 3/20/28	AUD	395,000	296,497
			1,212,156
Austria — 0.1%
Republic of Austria Government Bond, 3.40%, 11/22/22(2)	EUR	172,000	219,465
Republic of Austria Government Bond, 0.75%, 10/20/26(2)	EUR	185,000	218,876

Republic of Austria Government Bond, 4.15%, 3/15/37(2)	EUR	121,000	212,837
			651,178
Belgium†
Kingdom of Belgium Government Bond, 4.25%, 3/28/41(2)	EUR	74,000	131,371
Canada — 0.2%
Province of British Columbia Canada, 3.25%, 12/18/21	CAD	594,000	460,325
Province of British Columbia Canada, 2.85%, 6/18/25	CAD	809,000	630,733
Province of Quebec Canada, 3.00%, 9/1/23	CAD	465,000	362,552
Province of Quebec Canada, 5.75%, 12/1/36	CAD	445,000	471,254
Province of Quebec Canada, 5.00%, 12/1/41	CAD	30,000	30,614
Province of Quebec Canada, 3.50%, 12/1/48	CAD	110,000	93,676
			2,049,154
Chile†
Chile Government International Bond, 3.25%, 9/14/21		$230,000	234,388
Colombia†
Colombia Government International Bond, 4.375%, 7/12/21		$290,000	298,120
Czech Republic†
Czech Republic Government Bond, 4.70%, 9/12/22	CZK	2,470,000	118,839
Denmark†
Denmark Government Bond, 0.50%, 11/15/27	DKK	600,000	94,756
Denmark Government Bond, 4.50%, 11/15/39	DKK	340,000	91,878
			186,634
Dominican Republic — 0.1%
Dominican Republic International Bond, 6.875%, 1/29/26		$400,000	443,500
Finland†
Finland Government Bond, 4.00%, 7/4/25(2)	EUR	219,000	309,609
France — 0.2%
French Republic Government Bond OAT, 1.75%, 11/25/24	EUR	893,750	1,111,801
French Republic Government Bond OAT, 5.50%, 4/25/29	EUR	155,844	264,390
French Republic Government Bond OAT, 3.25%, 5/25/45	EUR	533,000	867,176
			2,243,367
Germany — 0.4%
Bundesrepublik Deutschland Bundesanleihe, 0.50%, 2/15/25	EUR	178,000	209,887
Bundesrepublik Deutschland Bundesanleihe, 0.00%, 8/15/26(5)	EUR	775,000	884,572
Bundesrepublik Deutschland Bundesanleihe, 0.25%, 2/15/27	EUR	1,253,000	1,454,815
Bundesrepublik Deutschland Bundesanleihe, 4.75%, 7/4/28	EUR	98,000	158,986
Bundesrepublik Deutschland Bundesanleihe, 4.75%, 7/4/40	EUR	111,000	232,351
Bundesrepublik Deutschland Bundesanleihe, 2.50%, 7/4/44	EUR	358,000	581,657
			3,522,268
Indonesia — 0.1%
Indonesia Treasury Bond, 8.375%, 9/15/26	IDR	6,000,000,000	442,035
Ireland†
Ireland Government Bond, 3.40%, 3/18/24	EUR	283,000	372,766
Italy — 0.3%
Italy Buoni Poliennali Del Tesoro, 1.50%, 6/1/25	EUR	180,000	197,869
Italy Buoni Poliennali Del Tesoro, 2.00%, 12/1/25	EUR	1,338,000	1,508,535
Italy Buoni Poliennali Del Tesoro, 4.75%, 9/1/44(2)	EUR	623,000	857,292
Italy Buoni Poliennali Del Tesoro, 3.45%, 3/1/48(2)	EUR	405,000	461,252
			3,024,948

Japan — 1.0%
Japan Government Ten Year Bond, 0.80%, 6/20/23	JPY	26,250,000	245,186
Japan Government Thirty Year Bond, 2.40%, 3/20/37	JPY	226,800,000	2,783,558
Japan Government Thirty Year Bond, 2.00%, 9/20/41	JPY	188,450,000	2,259,850
Japan Government Thirty Year Bond, 1.40%, 12/20/45	JPY	28,550,000	313,901
Japan Government Twenty Year Bond, 2.10%, 12/20/26	JPY	402,800,000	4,240,300
			9,842,795
Malaysia†
Malaysia Government Bond, 3.96%, 9/15/25	MYR	990,000	241,695
Mexico — 0.1%
Mexican Bonos, 6.50%, 6/9/22	MXN	9,190,000	465,658
Mexico Government International Bond, 4.15%, 3/28/27		$700,000	710,710
			1,176,368
Netherlands — 0.1%
Netherlands Government Bond, 0.00%, 1/15/22(2)(5)	EUR	152,000	172,946
Netherlands Government Bond, 0.50%, 7/15/26(2)	EUR	506,000	593,505
Netherlands Government Bond, 2.75%, 1/15/47(2)	EUR	82,000	139,644
			906,095
Norway†
Norway Government Bond, 2.00%, 5/24/23(2)	NOK	405,000	47,982
Norway Government Bond, 1.75%, 2/17/27(2)	NOK	1,880,000	219,711
			267,693
Peru — 0.1%
Peru Government Bond, 6.15%, 8/12/32(2)	PEN	1,480,000	472,119
Peruvian Government International Bond, 5.625%, 11/18/50		$160,000	204,800
			676,919
Philippines — 0.1%
Philippine Government International Bond, 4.00%, 1/15/21		$300,000	306,245
Philippine Government International Bond, 6.375%, 10/23/34		$100,000	132,429
			438,674
Poland — 0.1%
Republic of Poland Government Bond, 4.00%, 10/25/23	PLN	775,000	218,160
Republic of Poland Government International Bond, 5.125%, 4/21/21		$250,000	262,220
			480,380
Russia†
Russian Federal Bond - OFZ, 7.05%, 1/19/28	RUB	5,500,000	80,517
Singapore†
Singapore Government Bond, 3.125%, 9/1/22	SGD	377,000	287,980
South Africa†
Republic of South Africa Government International Bond, 5.50%, 3/9/20		$185,000	188,065
Spain — 0.1%
Spain Government Bond, 4.40%, 10/31/23(2)	EUR	100,000	134,311
Spain Government Bond, 1.60%, 4/30/25(2)	EUR	132,000	159,690
Spain Government Bond, 5.15%, 10/31/28(2)	EUR	47,000	73,120
Spain Government Bond, 5.15%, 10/31/44(2)	EUR	9,000	16,418
			383,539
Switzerland — 0.1%
Swiss Confederation Government Bond, 1.25%, 5/28/26	CHF	410,000	452,994

Swiss Confederation Government Bond, 2.50%, 3/8/36	CHF	71,000	98,214
			551,208
Thailand — 0.1%
Thailand Government Bond, 3.625%, 6/16/23	THB	4,150,000	138,170
Thailand Government Bond, 3.85%, 12/12/25	THB	11,550,000	396,778
			534,948
United Kingdom — 0.4%
United Kingdom Gilt, 1.75%, 9/7/22	GBP	467,000	628,252
United Kingdom Gilt, 1.50%, 7/22/26	GBP	761,000	1,027,676
United Kingdom Gilt, 4.50%, 12/7/42	GBP	636,000	1,286,992
United Kingdom Gilt, 4.25%, 12/7/49	GBP	190,000	401,096
United Kingdom Gilt, 4.25%, 12/7/55	GBP	106,000	239,153
			3,583,169
Uruguay†
Uruguay Government International Bond, 4.125%, 11/20/45		$80,000	77,120
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $33,976,793)			34,957,498
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 3.4%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.5%
FHLMC, VRN, 4.68%, (1-year H15T1Y plus 2.25%), 9/1/35		217,468	229,177
FHLMC, VRN, 4.59%, (12-month LIBOR plus 1.87%), 7/1/36		41,880	43,954
FHLMC, VRN, 4.45%, (1-year H15T1Y plus 2.14%), 10/1/36		131,494	138,214
FHLMC, VRN, 4.72%, (1-year H15T1Y plus 2.25%), 4/1/37		124,275	130,788
FHLMC, VRN, 4.14%, (12-month LIBOR plus 1.78%), 9/1/40		77,127	80,153
FHLMC, VRN, 4.31%, (12-month LIBOR plus 1.88%), 5/1/41		24,521	25,622
FHLMC, VRN, 3.69%, (12-month LIBOR plus 1.89%), 7/1/41		93,884	96,186
FHLMC, VRN, 4.08%, (12-month LIBOR plus 1.87%), 7/1/41		100,724	104,619
FHLMC, VRN, 4.70%, (12-month LIBOR plus 1.64%), 2/1/43		65,163	67,525
FHLMC, VRN, 4.25%, (12-month LIBOR plus 1.62%), 6/1/43		593	612
FHLMC, VRN, 4.27%, (12-month LIBOR plus 1.65%), 6/1/43		31,122	32,201
FHLMC, VRN, 2.36%, (12-month LIBOR plus 1.63%), 8/1/46		398,468	398,672
FHLMC, VRN, 3.07%, (12-month LIBOR plus 1.64%), 9/1/47		414,904	420,000
FNMA, VRN, 4.24%, (6-month LIBOR plus 1.57%), 6/1/35		114,672	118,582
FNMA, VRN, 4.25%, (6-month LIBOR plus 1.57%), 6/1/35		188,016	194,710
FNMA, VRN, 4.26%, (6-month LIBOR plus 1.57%), 6/1/35		168,613	174,590
FNMA, VRN, 4.27%, (6-month LIBOR plus 1.57%), 6/1/35		78,067	80,752
FNMA, VRN, 4.35%, (6-month LIBOR plus 1.54%), 9/1/35		24,315	25,173
FNMA, VRN, 4.55%, (1-year H15T1Y plus 2.16%), 3/1/38		117,719	123,673
FNMA, VRN, 4.82%, (12-month LIBOR plus 1.69%), 1/1/40		23,940	25,261
FNMA, VRN, 4.69%, (12-month LIBOR plus 1.79%), 3/1/40		45,269	47,609
FNMA, VRN, 3.62%, (12-month LIBOR plus 1.79%), 8/1/40		112,553	116,350
FNMA, VRN, 3.91%, (12-month LIBOR plus 1.77%), 10/1/40		98,503	101,784
FNMA, VRN, 3.33%, (12-month LIBOR plus 1.82%), 9/1/41		110,794	112,937
FNMA, VRN, 2.71%, (12-month LIBOR plus 1.72%), 4/1/42		23,886	24,032
FNMA, VRN, 2.60%, (12-month LIBOR plus 1.60%), 4/1/46		230,047	230,853
FNMA, VRN, 3.19%, (12-month LIBOR plus 1.61%), 3/1/47		432,376	436,637
FNMA, VRN, 3.19%, (12-month LIBOR plus 1.61%), 3/1/47		289,225	292,187
FNMA, VRN, 3.18%, (12-month LIBOR plus 1.61%), 4/1/47		279,888	282,952
FNMA, VRN, 3.26%, (12-month LIBOR plus 1.62%), 5/1/47		428,437	435,283
			4,591,088

Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 2.9%
FHLMC, 5.00%, 10/1/19	217	221
FHLMC, 5.00%, 11/1/19	1,277	1,297
FHLMC, 5.50%, 11/1/19	27	27
FHLMC, 5.50%, 11/1/19	193	193
FHLMC, 5.50%, 11/1/19	27	27
FHLMC, 5.50%, 12/1/19	239	240
FHLMC, 5.00%, 2/1/20	144	146
FHLMC, 5.00%, 2/1/20	69	70
FHLMC, 5.50%, 3/1/20	223	223
FHLMC, 5.50%, 3/1/20	283	283
FHLMC, 5.50%, 3/1/20	304	304
FHLMC, 5.00%, 5/1/20	214	217
FHLMC, 5.00%, 5/1/20	421	428
FHLMC, 5.00%, 5/1/20	664	674
FHLMC, 4.50%, 7/1/20	2,391	2,443
FHLMC, 4.00%, 10/1/20	1,201	1,239
FHLMC, 8.00%, 6/1/26	3,528	3,596
FHLMC, 8.00%, 6/1/26	229	250
FHLMC, 7.00%, 8/1/29	906	974
FHLMC, 8.00%, 7/1/30	6,371	7,478
FHLMC, 5.50%, 12/1/33	119,939	131,881
FHLMC, 6.50%, 5/1/34	5,936	6,783
FHLMC, 5.50%, 6/1/35	3,204	3,426
FHLMC, 5.00%, 9/1/35	2,264	2,417
FHLMC, 5.00%, 9/1/35	2,350	2,525
FHLMC, 5.50%, 10/1/35	18,411	20,169
FHLMC, 5.50%, 10/1/35	12,844	13,949
FHLMC, 5.00%, 11/1/35	45,837	49,263
FHLMC, 5.00%, 11/1/35	71,354	77,479
FHLMC, 6.50%, 3/1/36	456	502
FHLMC, 6.50%, 3/1/36	1,375	1,517
FHLMC, 5.50%, 1/1/38	79,407	87,237
FHLMC, 6.00%, 2/1/38	46,372	51,521
FHLMC, 6.00%, 11/1/38	197,303	219,159
FNMA, 4.50%, TBA	2,621,000	2,727,450
FNMA, 4.00%, 6/1/19	15	16
FNMA, 4.50%, 6/1/19	360	367
FNMA, 4.50%, 12/1/19	276	281
FNMA, 5.00%, 3/1/20	929	948
FNMA, 5.00%, 3/1/20	718	732
FNMA, 5.00%, 4/1/20	817	833
FNMA, 5.00%, 5/1/20	150	153
FNMA, 5.00%, 5/1/20	664	677
FNMA, 5.00%, 7/1/20	1,141	1,163
FNMA, 7.00%, 5/1/26	1,812	1,885
FNMA, 7.00%, 6/1/26	915	996
FNMA, 6.50%, 4/1/29	7,754	8,542
FNMA, 6.50%, 6/1/29	9,172	10,101

FNMA, 6.50%, 6/1/29	6,123	6,745
FNMA, 7.00%, 7/1/29	1,099	1,106
FNMA, 6.50%, 8/1/29	8,620	9,656
FNMA, 7.00%, 3/1/30	5,427	5,849
FNMA, 7.50%, 9/1/30	3,863	4,531
FNMA, 6.50%, 9/1/31	27,898	30,735
FNMA, 7.00%, 9/1/31	16,660	18,000
FNMA, 6.50%, 1/1/32	5,897	6,498
FNMA, 5.50%, 6/1/33	41,175	45,025
FNMA, 5.50%, 8/1/33	260,839	286,351
FNMA, 5.00%, 11/1/33	246,481	264,580
FNMA, 5.50%, 1/1/34	264,899	291,544
FNMA, 3.50%, 3/1/34	303,513	310,612
FNMA, 5.50%, 9/1/34	13,011	14,278
FNMA, 5.50%, 10/1/34	12,024	13,198
FNMA, 6.00%, 10/1/34	19,850	21,472
FNMA, 5.00%, 11/1/34	60,303	63,675
FNMA, 5.50%, 3/1/35	663	708
FNMA, 5.50%, 3/1/35	4,531	4,872
FNMA, 5.50%, 3/1/35	5,724	6,169
FNMA, 5.50%, 3/1/35	12,309	13,536
FNMA, 5.50%, 3/1/35	8,967	9,767
FNMA, 5.00%, 4/1/35	10,732	11,523
FNMA, 6.00%, 5/1/35	4,229	4,652
FNMA, 6.00%, 5/1/35	411	445
FNMA, 6.00%, 6/1/35	4,549	4,921
FNMA, 6.00%, 6/1/35	1,646	1,799
FNMA, 6.00%, 6/1/35	363	396
FNMA, 5.00%, 7/1/35	62,540	67,785
FNMA, 5.50%, 7/1/35	6,817	7,380
FNMA, 6.00%, 7/1/35	25,984	28,978
FNMA, 6.00%, 7/1/35	2,981	3,225
FNMA, 6.00%, 7/1/35	8,758	9,520
FNMA, 5.50%, 8/1/35	5,299	5,809
FNMA, 4.50%, 9/1/35	253,770	269,238
FNMA, 5.50%, 9/1/35	10,879	11,689
FNMA, 5.50%, 9/1/35	581	639
FNMA, 5.50%, 9/1/35	352	387
FNMA, 5.50%, 9/1/35	8,315	9,153
FNMA, 5.50%, 9/1/35	43,664	47,952
FNMA, 5.00%, 10/1/35	8,858	9,584
FNMA, 5.50%, 10/1/35	103,049	113,444
FNMA, 6.00%, 10/1/35	17,309	18,998
FNMA, 5.50%, 11/1/35	58,217	64,080
FNMA, 6.00%, 11/1/35	5,342	5,780
FNMA, 6.50%, 11/1/35	2,683	2,957
FNMA, 6.50%, 12/1/35	5,496	6,055
FNMA, 6.50%, 4/1/36	9,081	10,029
FNMA, 6.00%, 8/1/36	7,464	8,337

FNMA, 5.00%, 10/1/36	91,911	97,219
FNMA, 5.00%, 11/1/36	58,979	62,180
FNMA, 5.50%, 1/1/37	323,773	356,617
FNMA, 6.00%, 5/1/37	6,077	6,794
FNMA, 6.00%, 7/1/37	1,695	1,891
FNMA, 6.50%, 8/1/37	5,172	5,632
FNMA, 6.50%, 8/1/37	151,329	155,154
FNMA, 6.50%, 8/1/37	400,865	417,683
FNMA, 5.00%, 4/1/40	826,820	889,679
FNMA, 4.00%, 1/1/41	3,227,704	3,366,120
FNMA, 5.00%, 6/1/41	642,500	690,181
FNMA, 4.50%, 7/1/41	659,181	698,696
FNMA, 4.50%, 9/1/41	17,841	18,882
FNMA, 4.50%, 9/1/41	1,606,966	1,703,128
FNMA, 4.00%, 12/1/41	1,386,013	1,443,699
FNMA, 4.00%, 1/1/42	27,016	27,973
FNMA, 3.50%, 5/1/42	1,221,891	1,243,125
FNMA, 3.50%, 6/1/42	607,743	619,244
FNMA, 3.00%, 11/1/42	928,225	922,633
FNMA, 3.50%, 5/1/45	1,120,358	1,137,010
FNMA, 4.00%, 4/1/46	1,273,436	1,314,206
FNMA, 6.50%, 8/1/47	24,656	26,301
FNMA, 6.50%, 9/1/47	35,055	37,226
FNMA, 6.50%, 9/1/47	1,684	1,792
FNMA, 6.50%, 9/1/47	18,429	19,574
FNMA, 4.00%, 6/1/48	738,634	760,283
GNMA, 3.00%, TBA	2,100,000	2,095,324
GNMA, 9.00%, 4/20/25	479	521
GNMA, 7.50%, 10/15/25	1,876	1,899
GNMA, 6.00%, 4/15/26	509	550
GNMA, 7.50%, 6/15/26	1,798	1,838
GNMA, 7.00%, 12/15/27	8,953	8,989
GNMA, 7.50%, 12/15/27	5,328	5,763
GNMA, 6.00%, 5/15/28	5,578	6,029
GNMA, 6.50%, 5/15/28	4,973	5,419
GNMA, 7.00%, 5/15/31	17,673	20,141
GNMA, 5.50%, 11/15/32	53,939	59,571
GNMA, 6.50%, 10/15/38	755,466	858,153
GNMA, 4.50%, 5/20/41	902,722	949,801
GNMA, 4.50%, 6/15/41	365,766	387,424
GNMA, 4.00%, 12/15/41	446,504	463,271
GNMA, 3.50%, 7/20/42	380,527	388,378
GNMA, 3.50%, 4/20/45	189,451	193,059
GNMA, 2.50%, 7/20/46	291,386	283,765
GNMA, 2.50%, 8/20/46	846,086	823,952
GNMA, 2.50%, 2/20/47	98,501	95,922
		28,268,655
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $32,624,749)		32,859,743

MUNICIPAL SECURITIES — 2.4%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	130,000	180,990
Calcasieu Parish Public Trust Authority Rev., (WPT Corp.), VRDN, 2.20%, 12/1/27 (LOC: Bank of America N.A.)	1,285,000	1,285,000
Chicago Midway International Airport Rev., VRDN, 2.31%, 1/1/35 (LOC: Bank of Montreal)	1,800,000	1,800,000
Erie County Industrial Development Agency Rev., (Our Lady of Victory Renaissance Corp.), VRDN, 2.43%, 4/1/32 (LOC: HSBC Bank USA N.A.)	1,165,000	1,165,000
Illinois Housing Development Authority Rev., VRDN, 2.50%, 1/1/45 (LIQ FAC: FHLB)	3,850,000	3,850,000
Kansas City Rev., VRDN, 2.44%, 3/1/23 (LOC: JPMorgan Chase Bank N.A.)	525,000	525,000
Kansas City Rev., VRDN, 2.43%, 3/1/28 (LOC: JPMorgan Chase Bank N.A.)	1,760,000	1,760,000
Los Angeles Community College District GO, 6.68%, 8/1/36	120,000	164,714
Metropolitan Transportation Authority Rev., 6.69%, 11/15/40	30,000	40,335
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	15,000	20,392
New Jersey Turnpike Authority Rev., 7.41%, 1/1/40	180,000	270,407
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	140,000	203,708
New York City GO, 6.27%, 12/1/37	40,000	52,594
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34	200,000	227,092
Orange County Housing Finance Authority Rev., (Landings on Millenia Boulevard Partners Ltd.), VRDN, 2.49%, 8/15/35 (LOC: FNMA)	275,000	275,000
Pasadena Public Financing Authority Rev., VRDN, 2.50%, 6/1/38 (SBBPA: Bank of the West)	4,305,000	4,305,000
Port Authority of New York & New Jersey Rev., 4.46%, 10/1/62	330,000	373,464
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	280,000	341,519
Sacramento Municipal Utility District Rev., 6.16%, 5/15/36	170,000	217,233
Salt River Project Agricultural Improvement & Power District Rev., 4.84%, 1/1/41	165,000	192,213
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	135,000	170,194
San Francisco Public Utilities Commission Water Rev., 6.95%, 11/1/50	15,000	21,738
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	195,000	232,785
State of California GO, 4.60%, 4/1/38	100,000	106,478
State of California GO, 7.55%, 4/1/39	60,000	91,804
State of California GO, 7.30%, 10/1/39	90,000	130,979
State of California GO, 7.60%, 11/1/40	145,000	226,367
State of Illinois GO, 5.10%, 6/1/33	170,000	167,231
State of Oregon Department of Transportation Rev., 5.83%, 11/15/34	130,000	165,198
Tempe Industrial Development Authority Rev., (ASUF Brickyard LLC), VRDN, 2.47%, 7/1/34 (LOC: Bank of America N.A.)	1,971,000	1,971,000
Tennis for Charity, Inc. Rev., VRDN, 2.50%, 12/1/29 (LOC: JPMorgan Chase Bank N.A.)	2,545,000	2,545,000
TOTAL MUNICIPAL SECURITIES (Cost $22,409,324)		23,078,435
ASSET-BACKED SECURITIES — 2.0%
Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A SEQ, 2.46%, 7/20/20(2)	125,000	124,955
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(2)	295,399	293,406
Colony Starwood Homes, Series 2016-2A, Class A, VRN, 3.72%, (1-month LIBOR plus 1.25%), 12/17/33(2)	707,010	707,639
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(2)	38,720	38,646
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(2)	227,170	225,104
Invitation Homes Trust, Series 2018-SFR1, Class A, VRN, 3.17%, (1-month LIBOR plus 0.70%), 3/17/37(2)	1,073,129	1,063,195
Invitation Homes Trust, Series 2018-SFR1, Class B, VRN, 3.42%, (1-month LIBOR plus 0.95%), 3/17/37(2)	2,725,000	2,708,819
Invitation Homes Trust, Series 2018-SFR2, Class C, VRN, 3.75%, (1-month LIBOR plus 1.28%), 6/17/37(2)	975,000	976,677
Invitation Homes Trust, Series 2018-SFR3, Class B, VRN, 3.62%, (1-month LIBOR plus 1.15%), 7/17/37(2)	1,450,000	1,445,182
Invitation Homes Trust, Series 2018-SFR4, Class B, VRN, 3.72%, (1-month LIBOR plus 1.25%), 1/17/38(2)	2,250,000	2,247,632
MVW Owner Trust, Series 2014-1A, Class A SEQ, 2.25%, 9/22/31(2)	157,779	156,173
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(2)	148,924	147,791
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(2)	162,032	159,437

MVW Owner Trust, Series 2017-1A, Class A SEQ, 2.42%, 12/20/34(2)	60,308	59,594
MVW Owner Trust, Series 2018-1A, Class B, 3.60%, 1/21/36(2)	1,020,149	1,036,342
Progress Residential Trust, Series 2016-SFR2, Class A SEQ, VRN, 3.87%, (1-month LIBOR plus 1.40%), 1/17/34(2)	474,532	474,974
Progress Residential Trust, Series 2017-SFR1, Class A SEQ, 2.77%, 8/17/34(2)	74,760	74,091
Progress Residential Trust, Series 2018-SFR1, Class B, 3.48%, 3/17/35(2)	150,000	150,642
Progress Residential Trust, Series 2018-SFR3, Class C, 4.18%, 10/17/35(2)	1,725,000	1,774,468
Sierra Timeshare Conduit Receivables Funding LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(2)	167,986	167,764
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A SEQ, 2.40%, 3/22/32(2)	142,126	141,648
Sierra Timeshare Receivables Funding LLC, Series 2016-2A, Class A SEQ, 2.33%, 7/20/33(2)	54,798	54,079
Sierra Timeshare Receivables Funding LLC, Series 2018-2A, Class B, 3.65%, 6/20/35(2)	831,062	839,643
Towd Point Mortgage Trust, Series 2017-4, Class A1, VRN, 2.75%, 6/25/57(2)	551,671	545,526
Towd Point Mortgage Trust, Series 2017-6, Class A1, VRN, 2.75%, 10/25/57(2)	514,281	510,230
Towd Point Mortgage Trust, Series 2018-1, Class A1 SEQ, VRN, 3.00%, 1/25/58(2)	399,313	396,658
Towd Point Mortgage Trust, Series 2018-4, Class A1, VRN, 3.00%, 6/25/58(2)	937,307	927,009
UAL Pass-Through Trust, Series 2007-1, Class A, 6.64%, 1/2/24	59,587	62,906
US Airways Pass-Through Trust, Series 2013-1, Class A, 3.95%, 5/15/27	107,752	109,907
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(2)	507,609	502,607
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(2)	790,411	802,224
TOTAL ASSET-BACKED SECURITIES (Cost $18,862,161)		18,924,968
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.6%
Private Sponsor Collateralized Mortgage Obligations — 1.0%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	25,279	25,769
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 4.38%, 3/25/35	57,471	58,591
Agate Bay Mortgage Trust, Series 2016-1, Class A5 SEQ, VRN, 3.50%, 12/25/45(2)	77,798	78,334
Banc of America Mortgage Trust, Series 2004-E, Class 2A6 SEQ, VRN, 4.39%, 6/25/34	142,752	143,562
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 4.07%, 11/25/34	32,888	32,292
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 4.45%, 8/25/34	69,773	68,564
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 4.43%, 8/25/34	122,427	122,580
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 4.48%, 8/25/35	78,433	80,273
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates, Series 2005-3, Class 1A1, VRN, 5.36%, 7/25/35	144,381	150,391
Credit Suisse Mortgage Trust, Series 2017-HL2, Class A3 SEQ, VRN, 3.50%, 10/25/47(2)	211,000	211,866
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 4.47%, 10/25/34	116,231	116,101
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 4.39%, 8/25/35	55,112	56,057
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 3.87%, 6/25/34	52,531	52,363
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 4.55%, 5/25/34	105,840	109,004
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 4.00%, 1/25/35	144,053	143,479
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 4.50%, 9/25/35	213,200	219,040
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, VRN, 4.41%, 9/25/35	44,784	45,689
JPMorgan Mortgage Trust, Series 2005-A4, Class 1A1, VRN, 4.35%, 7/25/35	72,708	73,613
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 4.19%, 7/25/35	55,083	55,280
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 4.68%, 4/25/35	112,910	115,368
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 3/25/43(2)	11,231	11,031
JPMorgan Mortgage Trust, Series 2017-1, Class A2, VRN, 3.50%, 1/25/47(2)	504,529	503,235
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 4.45%, 11/21/34	389,538	404,397
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 4.38%, 11/25/35	100,401	100,495
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 4.44%, 2/25/35	99,233	100,961
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A2, VRN, 4.44%, 2/25/35	31,010	32,278
New Residential Mortgage Loan Trust, Series 2017-2A, Class A3, VRN, 4.00%, 3/25/57(2)	565,187	582,745

New Residential Mortgage Loan Trust, Series 2017-5A, Class A1, VRN, 3.98%, (1-month LIBOR plus 1.50%), 6/25/57(2)	371,850	380,976
Sequoia Mortgage Trust, Series 2017-7, Class A4 SEQ, VRN, 3.50%, 10/25/47(2)	642,794	647,158
Sequoia Mortgage Trust, Series 2017-CH2, Class A10 SEQ, VRN, 4.00%, 12/25/47(2)	730,887	739,815
Sequoia Mortgage Trust, Series 2018-2, Class A4 SEQ, VRN, 3.50%, 2/25/48(2)	445,421	446,808
Sequoia Mortgage Trust, Series 2018-CH2, Class A12 SEQ, VRN, 4.00%, 6/25/48(2)	621,790	632,409
Sofi Mortgage Trust, Series 2016-1A, Class 1A4 SEQ, VRN, 3.00%, 11/25/46(2)	186,153	180,787
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 4.46%, 7/25/34	81,407	82,397
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 3.22%, (1-month LIBOR plus 0.74%), 9/25/44	312,132	309,349
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	75,283	76,005
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 4.46%, 3/25/35	289,365	287,066
WaMu Mortgage Pass-Through Certificates, Series 2005-AR7, Class A3, VRN, 4.11%, 8/25/35	139,183	141,660
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-S, Class A1, VRN, 4.64%, 9/25/34	10,409	10,786
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 4.97%, 12/25/34	106,205	109,114
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	71,007	70,130
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 2A6, 5.25%, 10/25/35	169,413	173,806
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 4.78%, 6/25/35	288,781	307,421
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR12, Class 2A6, VRN, 4.93%, 6/25/35	33,555	34,767
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 4.98%, 3/25/35	136,276	139,999
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR4, Class 2A1, VRN, 5.11%, 4/25/35	59,138	60,273
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR7, Class 1A1, VRN, 4.96%, 5/25/35	115,512	119,828
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	94,576	94,337
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-4, Class 2A1, 6.00%, 4/25/36	315,116	313,470
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 1A1, VRN, 4.82%, 7/25/36	110,989	112,529
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR12, Class 1A1, VRN, 4.72%, 9/25/36	88,947	90,280
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	44,753	44,783
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	19,704	20,047
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-15, Class A1, 6.00%, 11/25/37	61,121	61,418
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	24,230	24,163
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 4.91%, 1/25/38	61,431	59,610
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR7, Class A1, VRN, 4.78%, 12/28/37	62,486	61,818
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	68,781	72,658
		9,599,025
U.S. Government Agency Collateralized Mortgage Obligations — 0.6%
FHLMC, Series 2016-HQA3, Class M2, VRN, 3.83%, (1-month LIBOR plus 1.35%), 3/25/29	99,977	100,588
FHLMC, Series 2017-DNA2, Class M1, VRN, 3.68%, (1-month LIBOR plus 1.20%), 10/25/29	2,198,188	2,210,530
FHLMC, Series 2017-HQA2, Class M1, VRN, 3.28%, (1-month LIBOR plus 0.80%), 12/25/29	77,298	77,308
FHLMC, Series 2018-DNA1, Class M1, VRN, 2.93%, (1-month LIBOR plus 0.45%), 7/25/30	135,375	134,893
FNMA, Series 2014-C02, Class 1M2, VRN, 5.08%, (1-month LIBOR plus 2.60%), 5/25/24	225,000	236,107
FNMA, Series 2014-C02, Class 2M2, VRN, 5.08%, (1-month LIBOR plus 2.60%), 5/25/24	472,233	493,164
FNMA, Series 2016-C05, Class 2M1, VRN, 3.83%, (1-month LIBOR plus 1.35%), 1/25/29	21,253	21,268
FNMA, Series 2017-C01, Class 1M1, VRN, 3.78%, (1-month LIBOR plus 1.30%), 7/25/29	206,809	207,526
FNMA, Series 2017-C03, Class 1M2, VRN, 5.48%, (1-month LIBOR plus 3.00%), 10/25/29	130,000	138,217
FNMA, Series 2017-C07, Class 1M2, VRN, 4.88%, (1-month LIBOR plus 2.40%), 5/25/30	2,500,000	2,559,812
		6,179,413
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $15,685,966)		15,778,438
COLLATERALIZED LOAN OBLIGATIONS — 1.5%
Ares XXXIIR CLO Ltd., Series 2014-32RA, Class A2A, VRN, 4.23%, (3-month LIBOR plus 1.55%), 5/15/30(2)	1,150,000	1,133,964
Bean Creek CLO Ltd., Series 2015-1A, Class AR, VRN, 3.61%, (3-month LIBOR plus 1.02%), 4/20/31(2)	375,000	370,539

Bean Creek CLO Ltd., Series 2015-1A, Class BR, VRN, 4.04%, (3-month LIBOR plus 1.45%), 4/20/31(2)	225,000	220,652
Carlyle Global Market Strategies CLO Ltd., Series 2014-2RA, Class A3, VRN, 4.18%, (3-month LIBOR plus 1.50%), 5/15/31(2)	2,000,000	1,963,123
CBAM Ltd., Series 2018-5A, Class A, VRN, 3.61%, (3-month LIBOR plus 1.02%), 4/17/31(2)	500,000	491,808
CBAM Ltd., Series 2018-5A, Class B1, VRN, 3.99%, (3-month LIBOR plus 1.40%), 4/17/31(2)	900,000	869,714
CIFC Funding Ltd., Series 2013-3RA, Class A1, VRN, 3.56%, (3-month LIBOR plus 0.98%), 4/24/31(2)	750,000	738,404
CIFC Funding Ltd., Series 2013-3RA, Class A2, VRN, 3.98%, (3-month LIBOR plus 1.40%), 4/24/31(2)	250,000	244,583
Dryden 41 Senior Loan Fund, Series 2015-41A, Class AR, VRN, 3.57%, (3-month LIBOR plus 0.97%), 4/15/31(2)	600,000	589,914
Dryden 64 CLO Ltd., Series 2018-64A, Class A, VRN, 3.57%, (3-month LIBOR plus 0.97%), 4/18/31(2)	1,000,000	985,277
Goldentree Loan Management US CLO 3 Ltd., Series 2018-3A, Class B1, VRN, 4.14%, (3-month LIBOR plus 1.55%), 4/20/30(2)	600,000	591,659
Goldentree Loan Opportunities X Ltd., Series 2015-10A, Class AR, VRN, 3.71%, (3-month LIBOR plus 1.12%), 7/20/31(2)	300,000	297,638
Goldentree Loan Opportunities XI Ltd., Series 2015-11A, Class AR2, VRN, 3.67%, (3-month LIBOR plus 1.07%), 1/18/31(2)	275,000	272,310
KKR CLO Ltd., Series 2022A, Class A, VRN, 3.74%, (3-month LIBOR plus 1.15%), 7/20/31(2)	450,000	446,764
KKR CLO Ltd., Series 2022A, Class B, VRN, 4.19%, (3-month LIBOR plus 1.60%), 7/20/31(2)	900,000	884,391
Madison Park Funding XIII Ltd., Series 2014-13A, Class AR2, VRN, 3.54%, (3-month LIBOR plus 0.95%), 4/19/30(2)	450,000	448,099
Madison Park Funding XIII Ltd., Series 2014-13A, Class BR2, VRN, 4.09%, (3-month LIBOR plus 1.50%), 4/19/30(2)	200,000	198,691
Magnetite VIII Ltd., Series 2014-8A, Class AR2, VRN, 3.58%, (3-month LIBOR plus 0.98%), 4/15/31(2)	650,000	645,646
Magnetite VIII Ltd., Series 2014-8A, Class BR2, VRN, 4.10%, (3-month LIBOR plus 1.50%), 4/15/31(2)	600,000	592,155
Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class B, VRN, 4.35%, (3-month LIBOR plus 1.75%), 4/18/31(2)	125,000	124,751
Symphony CLO XIX Ltd., Series 2018-19A, Class A, VRN, 3.56%, (3-month LIBOR plus 0.96%), 4/16/31(2)	750,000	738,834
Voya CLO Ltd., Series 2013-2A, Class A1R, VRN, 3.55%, (3-month LIBOR plus 0.97%), 4/25/31(2)	250,000	245,921
Voya CLO Ltd., Series 2013-3A, Class A2RR, VRN, 4.30%, (3-month LIBOR plus 1.70%), 10/18/31(2)	900,000	895,616
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $14,152,744)		13,990,453
COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.2%
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(2)	850,000	864,925
Benchmark Mortgage Trust, Series 2018-B6, Class AS, 4.44%, 10/10/51	1,650,000	1,783,555
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM, VRN, 4.43%, 2/10/47	700,000	743,516
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class AM, VRN, 4.19%, 10/10/47	700,000	733,614
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class AM, VRN, 4.19%, 9/10/47	750,000	782,470
Commercial Mortgage Pass-Through Certificates, Series 2015-CR22, Class AM, VRN, 3.60%, 3/10/48	775,000	782,229
Commercial Mortgage Trust, Series 2016-CD2, Class A4 SEQ, VRN, 3.53%, 11/10/49	700,000	719,920
CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class AS, VRN, 3.67%, 11/15/50	50,000	50,754
DBCG Mortgage Trust, Series 2017-BBG, Class A, VRN, 3.17%, (1-month LIBOR plus 0.70%), 6/15/34(2)	1,050,000	1,049,728
GS Mortgage Securities Trust, Series 2016-GS2, Class B, VRN, 3.76%, 5/10/49	700,000	712,103
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.28%, 5/15/48(2)	900,000	916,046
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A4 SEQ, 2.82%, 8/15/49	400,000	393,801
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class B, 3.46%, 8/15/49	200,000	198,455
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C34, Class A3 SEQ, 3.28%, 11/15/52	100,000	100,991
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.56%, 7/13/29(2)	700,000	704,254
UBS Commercial Mortgage Trust, Series 2017-C1, Class A3 SEQ, 3.20%, 6/15/50	705,000	706,802
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $11,090,453)		11,243,163
AFFILIATED FUNDS(6) — 0.8%
American Century Diversified Corporate Bond ETF (Cost $7,297,657)	149,957	7,498,615
EXCHANGE-TRADED FUNDS — 0.6%
iShares MSCI EAFE Value ETF	15,779	790,370

iShares Russell 1000 Growth ETF	1,996	315,528
iShares Russell 1000 Value ETF	22,310	2,850,102
iShares Russell Mid-Cap Value ETF	20,828	1,868,272
SPDR S&P Oil & Gas Exploration & Production ETF	11,512	356,296
TOTAL EXCHANGE-TRADED FUNDS (Cost $5,872,240)		6,180,568
COMMERCIAL PAPER(7) — 0.4%
LMA-Americas LLC, 2.69%, 7/15/19(2)	1,000,000	994,583
Old Line Funding LLC, 2.70%, 7/18/19(2)	3,000,000	3,001,238
TOTAL COMMERCIAL PAPER (Cost $3,994,542)		3,995,821
WARRANTS†
Hotels, Restaurants and Leisure†
Minor International PCL(1) (Cost $—)	6,775	—
TEMPORARY CASH INVESTMENTS — 1.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $17,635,396)	17,635,396	17,635,396
TOTAL INVESTMENT SECURITIES — 100.6% (Cost $812,854,689)		963,195,660
OTHER ASSETS AND LIABILITIES — (0.6)%		(6,100,578)
TOTAL NET ASSETS — 100.0%		$957,095,082

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	766,604	AUD	1,084,613	Bank of America N.A.	6/19/19	$1,129
BRL	8,970,618	USD	2,254,037	Goldman Sachs & Co.	6/19/19	25,237
CAD	1,036,306	USD	782,338	Morgan Stanley	6/19/19	(7,841)
CAD	5,143,381	USD	3,840,924	Morgan Stanley	6/19/19	3,051
CAD	10,808	USD	8,091	Morgan Stanley	6/28/19	(12)
CAD	9,863	USD	7,398	Morgan Stanley	6/28/19	(25)
CAD	7,189	USD	5,407	Morgan Stanley	6/28/19	(33)
CAD	2,914	USD	2,188	Morgan Stanley	6/28/19	(9)
CAD	12,796	USD	9,622	Morgan Stanley	6/28/19	(56)
CAD	87,140	USD	65,605	Morgan Stanley	6/28/19	(464)
CAD	11,771	USD	8,770	Morgan Stanley	6/28/19	30
USD	1,148,685	CAD	1,537,369	Morgan Stanley	6/19/19	(288)
USD	1,625,809	CAD	2,172,683	Morgan Stanley	6/19/19	2,026
USD	159,664	CAD	213,790	Morgan Stanley	6/28/19	(153)
USD	225,635	CAD	302,125	Morgan Stanley	6/28/19	(216)
USD	68,536	CAD	91,770	Morgan Stanley	6/28/19	(66)
USD	6,086	CAD	8,148	Morgan Stanley	6/28/19	(5)
USD	12,119	CAD	16,226	Morgan Stanley	6/28/19	(10)
USD	6,055	CAD	8,072	Morgan Stanley	6/28/19	21
USD	9,261	CAD	12,332	Morgan Stanley	6/28/19	42
USD	7,857	CAD	10,450	Morgan Stanley	6/28/19	46
USD	11,291	CAD	14,998	Morgan Stanley	6/28/19	80
USD	11,050	CAD	14,773	Morgan Stanley	6/28/19	7
USD	5,372	CAD	7,137	Morgan Stanley	6/28/19	36
USD	6,401	CAD	8,514	Morgan Stanley	6/28/19	37
USD	8,071	CAD	10,709	Morgan Stanley	6/28/19	65
USD	8,755	CAD	11,637	Morgan Stanley	6/28/19	55
USD	7,230	CAD	9,655	Morgan Stanley	6/28/19	12
USD	5,526	CAD	7,355	Morgan Stanley	6/28/19	28
USD	10,706	CAD	14,305	Morgan Stanley	6/28/19	13
USD	7,522	CAD	10,036	Morgan Stanley	6/28/19	19
USD	10,737	CAD	14,326	Morgan Stanley	6/28/19	28
USD	8,577	CAD	11,431	Morgan Stanley	6/28/19	32
USD	10,049	CAD	13,393	Morgan Stanley	6/28/19	37
USD	13,430	CAD	17,872	Morgan Stanley	6/28/19	70
USD	6,053	CAD	8,079	Morgan Stanley	6/28/19	13
USD	12,132	CAD	16,337	Morgan Stanley	6/28/19	(80)
USD	6,384	CAD	8,578	Morgan Stanley	6/28/19	(29)
USD	370,470	CHF	370,733	UBS AG	6/19/19	4,959
CLP	974,048,730	USD	1,430,952	Goldman Sachs & Co.	6/19/19	6,747
USD	1,451,001	CLP	972,069,181	Goldman Sachs & Co.	6/19/19	16,225
CNY	751,064	USD	111,849	Morgan Stanley	6/19/19	(305)
COP	2,451,220,832	USD	752,104	Goldman Sachs & Co.	6/19/19	4,241
CZK	34,270,481	USD	1,506,858	UBS AG	6/19/19	(5,380)
CZK	86,035,071	USD	3,787,372	UBS AG	6/19/19	(17,951)
USD	91,086	CZK	2,068,821	UBS AG	6/19/19	445

USD	1,498,167	CZK	34,283,314	UBS AG	6/19/19	(3,874)
USD	63,379	DKK	417,393	Goldman Sachs & Co.	6/19/19	394
EUR	18,518	USD	21,060	Credit Suisse AG	6/28/19	(188)
EUR	35,571	USD	40,210	Credit Suisse AG	6/28/19	(119)
EUR	75,769	USD	86,039	Credit Suisse AG	6/28/19	(642)
EUR	20,200	USD	22,941	Credit Suisse AG	6/28/19	(174)
EUR	30,534	USD	34,421	Credit Suisse AG	6/28/19	(7)
USD	1,537,170	EUR	1,367,589	JPMorgan Chase Bank N.A.	5/22/19	753
USD	11,732,360	EUR	10,410,414	JPMorgan Chase Bank N.A.	5/22/19	36,787
USD	1,508,802	EUR	1,348,951	JPMorgan Chase Bank N.A.	5/22/19	(6,676)
USD	3,487,944	EUR	3,057,133	Credit Suisse AG	6/28/19	42,348
USD	1,248,744	EUR	1,094,506	Credit Suisse AG	6/28/19	15,161
USD	799,748	EUR	700,967	Credit Suisse AG	6/28/19	9,710
USD	89,061	EUR	79,000	Credit Suisse AG	6/28/19	23
USD	25,164	EUR	22,321	Credit Suisse AG	6/28/19	6
USD	26,694	EUR	23,644	Credit Suisse AG	6/28/19	46
USD	27,651	EUR	24,398	Credit Suisse AG	6/28/19	152
USD	90,291	EUR	79,639	Credit Suisse AG	6/28/19	532
USD	36,065	EUR	31,728	Credit Suisse AG	6/28/19	305
USD	101,205	EUR	89,030	Credit Suisse AG	6/28/19	862
USD	58,222	EUR	51,265	Credit Suisse AG	6/28/19	443
USD	105,127	EUR	93,256	Credit Suisse AG	6/28/19	22
USD	41,827	EUR	37,364	Credit Suisse AG	6/28/19	(285)
USD	23,666	EUR	21,141	Credit Suisse AG	6/28/19	(161)
GBP	11,550	USD	15,344	JPMorgan Chase Bank N.A.	6/28/19	(237)
GBP	918	USD	1,209	JPMorgan Chase Bank N.A.	6/28/19	(9)
GBP	20,072	USD	26,441	JPMorgan Chase Bank N.A.	6/28/19	(187)
GBP	12,906	USD	16,945	JPMorgan Chase Bank N.A.	6/28/19	(65)
GBP	11,962	USD	15,522	JPMorgan Chase Bank N.A.	6/28/19	123
USD	3,912,518	GBP	2,975,208	Bank of America N.A.	6/19/19	22,943
USD	18,324	GBP	13,824	JPMorgan Chase Bank N.A.	6/28/19	243
USD	467,110	GBP	352,390	JPMorgan Chase Bank N.A.	6/28/19	6,201
USD	537,815	GBP	405,730	JPMorgan Chase Bank N.A.	6/28/19	7,139
USD	12,542	GBP	9,589	JPMorgan Chase Bank N.A.	6/28/19	(1)
USD	14,845	GBP	11,342	JPMorgan Chase Bank N.A.	6/28/19	9
USD	20,363	GBP	15,572	JPMorgan Chase Bank N.A.	6/28/19	(4)
USD	14,216	GBP	10,953	JPMorgan Chase Bank N.A.	6/28/19	(109)
USD	1,460,719	HUF	408,384,829	UBS AG	6/19/19	41,847
USD	1,531,384	HUF	427,164,364	UBS AG	6/19/19	47,266
IDR	1,491,339,188	USD	103,143	Goldman Sachs & Co.	6/19/19	1,075
IDR	21,462,364,154	USD	1,490,132	Goldman Sachs & Co.	6/19/19	9,698
IDR	21,524,524,268	USD	1,504,685	Goldman Sachs & Co.	6/19/19	(512)
USD	1,489,594	IDR	21,512,713,661	Goldman Sachs & Co.	6/19/19	(13,755)
USD	446,264	IDR	6,365,957,078	Goldman Sachs & Co.	6/19/19	1,399
ILS	177,196	USD	49,145	UBS AG	6/19/19	260
JPY	2,180,428	USD	19,880	Bank of America N.A.	6/28/19	(214)
JPY	2,024,537	USD	18,364	Bank of America N.A.	6/28/19	(104)
JPY	2,873,958	USD	25,805	Bank of America N.A.	6/28/19	115
JPY	3,064,727	USD	27,577	Bank of America N.A.	6/28/19	63

USD	4,314,768	JPY	478,205,695	Bank of America N.A.	5/22/19	14,834
USD	340,892	JPY	37,260,035	Bank of America N.A.	6/28/19	4,842
USD	741,283	JPY	81,023,397	Bank of America N.A.	6/28/19	10,529
USD	17,224	JPY	1,918,141	Bank of America N.A.	6/28/19	(75)
KRW	335,226,476	USD	296,592	Goldman Sachs & Co.	6/19/19	(8,253)
KZT	1,117,179,511	USD	2,908,564	Goldman Sachs & Co.	6/19/19	3,968
USD	1,450,882	KZT	558,589,756	Goldman Sachs & Co.	6/19/19	(5,384)
MXN	87,608,040	USD	4,592,820	Morgan Stanley	6/19/19	(6,651)
USD	4,745,944	MXN	93,682,567	Morgan Stanley	6/19/19	(158,218)
MYR	11,590,040	USD	2,838,470	Goldman Sachs & Co.	6/19/19	(40,880)
USD	1,456,498	MYR	5,952,709	Goldman Sachs & Co.	6/19/19	19,641
NOK	23,162,719	USD	2,675,328	Goldman Sachs & Co.	6/19/19	14,501
NOK	14,347,697	USD	1,662,017	Goldman Sachs & Co.	6/19/19	4,145
NOK	25,474,541	USD	2,975,855	Goldman Sachs & Co.	6/19/19	(17,561)
NOK	178,156	USD	20,699	Goldman Sachs & Co.	6/28/19	(3)
NOK	138,373	USD	16,250	Goldman Sachs & Co.	6/28/19	(175)
NOK	226,343	USD	26,201	Goldman Sachs & Co.	6/28/19	93
USD	756,103	NOK	6,442,262	Goldman Sachs & Co.	6/19/19	7,979
USD	1,583,673	NOK	13,474,288	Goldman Sachs & Co.	6/19/19	18,938
USD	683,857	NOK	5,813,404	Goldman Sachs & Co.	6/28/19	8,529
USD	25,247	NOK	216,208	Goldman Sachs & Co.	6/28/19	131
USD	23,662	NOK	203,917	Goldman Sachs & Co.	6/28/19	(27)
USD	29,262	NOK	253,077	Goldman Sachs & Co.	6/28/19	(138)
NZD	2,176,854	USD	1,493,670	UBS AG	6/19/19	(38,481)
NZD	2,244,580	USD	1,526,620	UBS AG	6/19/19	(26,156)
USD	1,448,421	NZD	2,116,986	UBS AG	6/19/19	33,252
USD	1,965,064	PEN	6,517,921	Goldman Sachs & Co.	6/19/19	(2,044)
PHP	77,413,833	USD	1,464,091	Goldman Sachs & Co.	6/19/19	26,098
USD	1,473,174	PHP	77,413,833	Goldman Sachs & Co.	6/19/19	(17,015)
PLN	2,855,957	USD	759,361	Goldman Sachs & Co.	6/19/19	(11,028)
PLN	5,641,862	USD	1,500,116	Goldman Sachs & Co.	6/19/19	(21,805)
PLN	3,304,702	USD	875,603	Goldman Sachs & Co.	6/19/19	(9,688)
USD	7,605,480	PLN	29,047,611	Goldman Sachs & Co.	6/19/19	(5,729)
USD	1,540,035	PLN	5,770,356	Goldman Sachs & Co.	6/19/19	28,055
USD	144,559	PLN	552,874	Goldman Sachs & Co.	6/19/19	(308)
USD	10,919	RUB	729,959	Goldman Sachs & Co.	6/19/19	(313)
SEK	85,301,175	USD	9,128,246	Goldman Sachs & Co.	6/19/19	(112,228)
SEK	14,708,376	USD	1,558,329	Goldman Sachs & Co.	6/19/19	(3,708)
SEK	14,168,232	USD	1,510,486	Goldman Sachs & Co.	6/19/19	(12,956)
SEK	222,014	USD	24,062	Goldman Sachs & Co.	6/28/19	(580)
SEK	246,564	USD	26,722	Goldman Sachs & Co.	6/28/19	(642)
SEK	435,716	USD	47,307	Goldman Sachs & Co.	6/28/19	(1,220)
SEK	267,607	USD	28,951	Goldman Sachs & Co.	6/28/19	(645)
SEK	448,109	USD	48,526	Goldman Sachs & Co.	6/28/19	(1,128)
SEK	119,961	USD	12,991	Goldman Sachs & Co.	6/28/19	(302)
SEK	355,700	USD	38,671	Goldman Sachs & Co.	6/28/19	(1,047)
SEK	220,474	USD	23,790	Goldman Sachs & Co.	6/28/19	(470)
SEK	184,989	USD	19,849	Goldman Sachs & Co.	6/28/19	(283)
SEK	462,918	USD	49,320	Goldman Sachs & Co.	6/28/19	(356)

SEK	253,306	USD	26,693	Goldman Sachs & Co.	6/28/19	99
SEK	53,606	USD	5,672	Goldman Sachs & Co.	6/28/19	(2)
SEK	95,129	USD	10,048	Goldman Sachs & Co.	6/28/19	14
SEK	521,113	USD	55,041	Goldman Sachs & Co.	6/28/19	78
USD	1,383,050	SEK	12,896,390	Goldman Sachs & Co.	6/19/19	19,950
USD	3,838,593	SEK	35,611,781	Goldman Sachs & Co.	6/19/19	74,560
USD	3,823,842	SEK	35,341,287	Goldman Sachs & Co.	6/19/19	88,399
USD	989,989	SEK	9,078,000	Goldman Sachs & Co.	6/28/19	29,788
USD	393,165	SEK	3,605,248	Goldman Sachs & Co.	6/28/19	11,830
USD	10,687	SEK	99,118	Goldman Sachs & Co.	6/28/19	203
USD	12,793	SEK	117,824	Goldman Sachs & Co.	6/28/19	330
USD	18,891	SEK	178,529	Goldman Sachs & Co.	6/28/19	7
USD	210,455	SGD	285,549	Bank of America N.A.	6/19/19	344
THB	47,646,017	USD	1,504,215	Goldman Sachs & Co.	6/19/19	(12,970)
USD	1,937,618	THB	61,374,058	Goldman Sachs & Co.	6/19/19	16,707
ZAR	250,986	USD	17,331	UBS AG	6/19/19	116
						$169,901

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
Japanese 10-Year Mini Government Bonds	21	June 2019	JPY	210,000,000	$2,879,052	$(283)
Korean Treasury 10-Year Bonds	10	June 2019	KRW	1,000,000,000	1,101,999	12,053
U.S. Treasury 10-Year Ultra Notes	19	June 2019	USD	1,900,000	2,503,844	28,754
U.S. Treasury 2-Year Notes	126	June 2019	USD	25,200,000	26,838,984	99,326
U.S. Treasury 5-Year Notes	91	June 2019	USD	9,100,000	10,523,297	88,015
					$43,847,176	$227,865

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
Euro-Bund 10-Year Bonds	3	June 2019	EUR	300,000	$556,236	$(8,148)
Euro-OAT 10-Year Bonds	7	June 2019	EUR	700,000	1,271,895	(29,924)
					$1,828,131	$(38,072)

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type‡	Fixed Rate Received (Paid)	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 32	Sell	5.00%	6/20/24	$9,055,000	$624,961	$116,090	$741,051

§
Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

‡
The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

^
The value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNY	-	Chinese Yuan
COP	-	Colombian Peso
CVA	-	Certificaten Van Aandelen
CZK	-	Czech Koruna
DKK	-	Danish Krone
EUR	-	Euro
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation

FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GDR	-	Global Depositary Receipt
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
JPY	-	Japanese Yen
KRW	-	South Korean Won
KZT	-	Kazakhstani Tenge
LIBOR	-	London Interbank Offered Rate
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
MTN	-	Medium Term Note
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NVDR	-	Non-Voting Depositary Receipt
NZD	-	New Zealand Dollar
PEN	-	Peruvian Sol
PHP	-	Philippine Peso
PIK	-	Payment in Kind. Security may pay a cash rate and/or an in kind rate.
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SBBPA	-	Standby Bond Purchase Agreement
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
TBA	-
To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.

THB	-	Thai Baht
USD	-	United States Dollar
VRDN	-
Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.

VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated.

ZAR	-	South African Rand

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

(2)
Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $65,523,303, which represented 6.8% of total net assets.

(3)	The security's rate was paid in cash at the last payment date.

(4)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $738,332.

(5)	Security is a zero-coupon bond.

(6)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(7)	The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	441,792,101	163,546,148	—
Corporate Bonds	—	100,306,135	—
U.S. Treasury Securities	—	71,408,178	—
Sovereign Governments and Agencies	—	34,957,498	—
U.S. Government Agency Mortgage-Backed Securities	—	32,859,743	—
Municipal Securities	—	23,078,435	—
Asset-Backed Securities	—	18,924,968	—
Collateralized Mortgage Obligations	—	15,778,438	—
Collateralized Loan Obligations	—	13,990,453	—
Commercial Mortgage-Backed Securities	—	11,243,163	—
Affiliated Funds	7,498,615	—	—
Exchange-Traded Funds	6,180,568	—	—
Commercial Paper	—	3,995,821	—
Warrants	—	—	—
Temporary Cash Investments	17,635,396	—	—
	473,106,680	490,088,980	—
Other Financial Instruments
Futures Contracts	216,095	12,053	—
Swap Agreements	—	741,051	—
Forward Foreign Currency Exchange Contracts	—	748,616	—
	216,095	1,501,720	—
Liabilities
Other Financial Instruments
Futures Contracts	—	38,355	—
Forward Foreign Currency Exchange Contracts	—	578,715	—
	—	617,070	—

3. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the period ended April 30, 2019 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
American Century Diversified Corporate Bond ETF	—	$7,298	—	$201	$7,499	150	—	$134

(1)
Investments are funds within the American Century Investments family of funds and are considered affiliated funds. The fund does not invest in an affiliated fund for the purpose of exercising management or control; however, investments by the fund within its investment strategy may represent a significant portion of an affiliated fund's net assets. Additional information and attributes of each affiliated fund are available at americancentury.com.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Strategic Allocation: Conservative Fund
April 30, 2019

Strategic Allocation: Conservative - Schedule of Investments
APRIL 30, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 44.4%
Aerospace and Defense — 0.7%
Aerojet Rocketdyne Holdings, Inc.(1)	800	27,088
Airbus SE	1,980	270,921
Astronics Corp.(1)	12	400
Boeing Co. (The)	2,375	897,014
Embraer SA ADR	22,399	448,204
Hexcel Corp.	186	13,152
L3 Technologies, Inc.	669	146,230
Lockheed Martin Corp.	2,178	725,993
Mercury Systems, Inc.(1)	343	25,046
Raytheon Co.	1,325	235,307
Textron, Inc.	1,701	90,153
		2,879,508
Air Freight and Logistics — 0.2%
CH Robinson Worldwide, Inc.	4,192	339,552
United Parcel Service, Inc., Class B	3,236	343,728
XPO Logistics, Inc.(1)	1,750	119,140
		802,420
Airlines — 0.2%
Delta Air Lines, Inc.	4,818	280,841
Southwest Airlines Co.	14,491	785,847
		1,066,688
Auto Components — 0.3%
Aptiv plc	3,067	262,842
BorgWarner, Inc.	10,357	432,612
Hyundai Mobis Co. Ltd.	2,627	523,063
Hyundai Wia Corp.	1,874	80,076
Leoni AG	7,874	181,116
NOK Corp.	1,800	28,877
Stoneridge, Inc.(1)	58	1,823
		1,510,409
Automobiles — 0.8%
Honda Motor Co. Ltd. ADR	18,528	516,746
Hyundai Motor Co.	5,569	660,369
Kia Motors Corp.	13,496	522,870
Mazda Motor Corp.	34,500	409,329
Nissan Motor Co. Ltd.	85,000	679,881
Peugeot SA	5,310	139,178
Renault SA	4,118	280,988
Thor Industries, Inc.	2,872	189,179
		3,398,540
Banks — 3.7%
Ameris Bancorp	357	13,016
Bank of America Corp.	35,985	1,100,421

Bank of NT Butterfield & Son Ltd. (The)	443	17,729
Bank OZK	712	23,247
BankUnited, Inc.	2,362	86,402
Barclays plc	372,970	799,740
BB&T Corp.	26,763	1,370,266
BNP Paribas SA	15,427	821,827
Central Pacific Financial Corp.	1,304	39,133
Comerica, Inc.	5,852	459,909
Commerce Bancshares, Inc.	4,233	255,800
Commerzbank AG(1)	76,786	689,913
Erste Group Bank AG	5,873	235,324
Fifth Third Bancorp	3,415	98,420
FinecoBank Banca Fineco SpA	4,975	65,690
First BanCorp	1,200	13,560
First Hawaiian, Inc.	14,132	390,750
Glacier Bancorp, Inc.	461	19,634
Hana Financial Group, Inc.	9,032	284,567
Hilltop Holdings, Inc.	1,557	32,744
Home BancShares, Inc.	4,848	93,033
HSBC Holdings plc	14,000	120,873
Independent Bank Corp.	226	4,866
JPMorgan Chase & Co.	18,030	2,092,382
KBC Group NV	2,500	185,392
LegacyTexas Financial Group, Inc.	1,523	61,042
M&T Bank Corp.	1,791	304,595
Mitsubishi UFJ Financial Group, Inc.	142,200	712,537
Origin Bancorp, Inc.	1,160	40,414
PNC Financial Services Group, Inc. (The)	5,890	806,518
Prosperity Bancshares, Inc.	2,032	149,637
Seacoast Banking Corp. of Florida(1)	765	21,695
Signature Bank	364	48,074
Societe Generale SA	9,807	310,706
South State Corp.	645	48,801
Standard Chartered plc (Hong Kong)	3,700	33,583
Standard Chartered plc (London)	81,825	748,148
Sumitomo Mitsui Financial Group, Inc.	8,300	300,836
SunTrust Banks, Inc.	8,179	535,561
Texas Capital Bancshares, Inc.(1)	1,102	71,332
U.S. Bancorp	16,910	901,641
UMB Financial Corp.	5,198	363,132
UniCredit SpA	12,912	178,529
Valley National Bancorp	8,892	93,188
Wells Fargo & Co.	14,284	691,488
Westamerica Bancorporation	3,291	211,348
		15,947,443
Beverages — 0.7%
Brown-Forman Corp., Class B	995	53,024
Coca-Cola Co. (The)	13,172	646,218
Constellation Brands, Inc., Class A	821	173,781

Davide Campari-Milano SpA	22,760	229,345
Diageo plc	7,810	329,354
Fevertree Drinks plc	7,040	289,848
MGP Ingredients, Inc.	360	31,633
Molson Coors Brewing Co., Class B	1,986	127,482
Monster Beverage Corp.(1)	118	7,033
PepsiCo, Inc.	6,466	827,971
Remy Cointreau SA	1,270	169,245
Treasury Wine Estates Ltd.	13,990	169,789
		3,054,723
Biotechnology — 0.7%
AbbVie, Inc.	4,244	336,931
Abcam plc	2,064	35,089
Acceleron Pharma, Inc.(1)	413	16,821
Aimmune Therapeutics, Inc.(1)	619	12,467
Alder Biopharmaceuticals, Inc.(1)	561	7,624
Alexion Pharmaceuticals, Inc.(1)	483	65,751
Amarin Corp. plc ADR(1)	480	8,976
Amgen, Inc.	1,957	350,929
Amicus Therapeutics, Inc.(1)	1,510	20,143
AnaptysBio, Inc.(1)	109	7,926
Arena Pharmaceuticals, Inc.(1)	542	24,796
Argenx SE(1)	260	33,343
Array BioPharma, Inc.(1)	5,042	114,000
Biogen, Inc.(1)	1,965	450,457
Blueprint Medicines Corp.(1)	228	17,239
Celgene Corp.(1)	2,581	244,317
CSL Ltd.	2,750	384,965
Exact Sciences Corp.(1)	890	87,834
Exelixis, Inc.(1)	2,781	54,674
FibroGen, Inc.(1)	312	14,580
Flexion Therapeutics, Inc.(1)	643	6,816
Galapagos NV(1)	433	49,797
Genomic Health, Inc.(1)	235	15,117
Gilead Sciences, Inc.	2,897	188,421
Global Blood Therapeutics, Inc.(1)	182	10,083
Halozyme Therapeutics, Inc.(1)	728	11,743
Heron Therapeutics, Inc.(1)	596	12,921
Immunomedics, Inc.(1)	5,669	90,817
Incyte Corp.(1)	276	21,197
Insmed, Inc.(1)	573	17,442
Mirati Therapeutics, Inc.(1)	91	5,414
MorphoSys AG(1)	244	24,189
PeptiDream, Inc.(1)	900	48,650
Portola Pharmaceuticals, Inc.(1)	417	14,720
Principia Biopharma, Inc.(1)	312	9,332
REGENXBIO, Inc.(1)	154	7,762
Sage Therapeutics, Inc.(1)	64	10,767
Sarepta Therapeutics, Inc.(1)	785	91,798

Ultragenyx Pharmaceutical, Inc.(1)	207	13,662
Vertex Pharmaceuticals, Inc.(1)	1,109	187,399
Viking Therapeutics, Inc.(1)	1,147	8,981
		3,135,890
Building Products — 0.3%
CSW Industrials, Inc.(1)	262	15,707
Fortune Brands Home & Security, Inc.	536	28,290
Gibraltar Industries, Inc.(1)	565	22,414
Johnson Controls International plc	28,667	1,075,013
Masco Corp.	3,007	117,453
PGT Innovations, Inc.(1)	1,984	29,085
Trex Co., Inc.(1)	1,290	89,358
		1,377,320
Capital Markets — 1.4%
Ameriprise Financial, Inc.	6,047	887,518
Ares Management Corp., Class A	3,745	91,565
Artisan Partners Asset Management, Inc., Class A	500	14,170
Ashmore Group plc	3,644	21,824
Bank of New York Mellon Corp. (The)	13,980	694,247
Burford Capital Ltd.	1,948	41,605
Charles Schwab Corp. (The)	6,927	317,118
Credit Suisse Group AG(1)	28,610	382,732
Donnelley Financial Solutions, Inc.(1)	3,520	53,891
Euronext NV	689	47,891
Evercore, Inc., Class A	314	30,593
Hamilton Lane, Inc., Class A	495	24,186
Hong Kong Exchanges & Clearing Ltd.	7,300	253,458
Intermediate Capital Group plc	4,757	73,433
Invesco Ltd.	30,169	662,813
London Stock Exchange Group plc	4,920	322,587
LPL Financial Holdings, Inc.	6,210	460,099
MSCI, Inc.	956	215,463
Northern Trust Corp.	7,322	721,583
Partners Group Holding AG	290	218,513
Piper Jaffray Cos.	76	6,126
S&P Global, Inc.	796	175,645
State Street Corp.	3,492	236,269
TD Ameritrade Holding Corp.	581	30,549
		5,983,878
Chemicals — 0.5%
CF Industries Holdings, Inc.	4,653	208,361
Chr Hansen Holding A/S	1,630	166,482
Dow, Inc.(1)	6,404	363,299
DowDuPont, Inc.	6,610	254,155
Eastman Chemical Co.	1,877	148,058
Ferro Corp.(1)	1,535	27,430
Innophos Holdings, Inc.	1,411	45,420
KH Neochem Co. Ltd.	1,500	43,211
Koninklijke DSM NV	2,240	256,684

Minerals Technologies, Inc.	964	60,510
Nutrien Ltd.	1,940	105,218
PolyOne Corp.	221	6,108
Scotts Miracle-Gro Co. (The)	16	1,360
Sika AG	1,415	216,949
Symrise AG	2,970	285,692
		2,188,937
Commercial Services and Supplies — 0.6%
Advanced Disposal Services, Inc.(1)	1,013	32,761
Babcock International Group plc	111,659	765,727
Brink's Co. (The)	1,147	91,680
Casella Waste Systems, Inc., Class A(1)	576	21,496
CECO Environmental Corp.(1)	2,096	16,265
Charah Solutions, Inc.(1)	3,833	26,985
Clean Harbors, Inc.(1)	508	38,608
Cleanaway Waste Management Ltd.	26,704	42,358
Deluxe Corp.	999	44,675
Edenred	3,410	161,006
Healthcare Services Group, Inc.	486	16,451
HomeServe plc	4,073	57,688
MSA Safety, Inc.	805	88,478
Raksul, Inc.(1)	500	20,058
Rentokil Initial plc	7,005	35,705
Republic Services, Inc.	7,460	617,837
Waste Management, Inc.	6,085	653,164
		2,730,942
Communications Equipment — 0.4%
AudioCodes Ltd.	934	13,160
Casa Systems, Inc.(1)	3,371	32,328
Cisco Systems, Inc.	21,169	1,184,405
F5 Networks, Inc.(1)	755	118,459
Lumentum Holdings, Inc.(1)	280	17,352
Quantenna Communications, Inc.(1)	242	5,893
Telefonaktiebolaget LM Ericsson, B Shares	23,720	234,898
Ubiquiti Networks, Inc.	29	4,943
Viavi Solutions, Inc.(1)	1,244	16,545
		1,627,983
Construction and Engineering — 0.1%
Badger Daylighting Ltd.	2,204	74,344
Comfort Systems USA, Inc.	100	5,410
Dycom Industries, Inc.(1)	1,062	52,665
Hazama Ando Corp.	13,000	87,723
Jacobs Engineering Group, Inc.	2,125	165,622
JGC Corp.	7,400	106,144
SHO-BOND Holdings Co. Ltd.	400	27,350
Valmont Industries, Inc.	93	12,540
		531,798
Construction Materials — 0.1%
Cemex SAB de CV ADR(1)	31,590	145,314

CRH plc	6,877	231,210
Tecnoglass, Inc.	2,235	16,047
Vulcan Materials Co.	1,237	155,998
		548,569
Consumer Finance — 0.2%
American Express Co.	2,282	267,519
Discover Financial Services	5,212	424,726
Green Dot Corp., Class A(1)	521	33,224
Synchrony Financial	5,443	188,709
		914,178
Containers and Packaging — 0.4%
Amcor Ltd.	14,940	168,830
Ball Corp.	2,302	137,982
Berry Global Group, Inc.(1)	523	30,752
Graphic Packaging Holding Co.	29,433	408,530
Packaging Corp. of America	5,099	505,617
Rengo Co. Ltd.	3,000	26,405
Silgan Holdings, Inc.	2,085	62,425
Sonoco Products Co.	2,612	164,713
Westrock Co.	3,456	132,641
		1,637,895
Distributors — 0.1%
Core-Mark Holding Co., Inc.	561	20,393
Genuine Parts Co.	1,476	151,349
LKQ Corp.(1)	3,983	119,888
Pool Corp.	118	21,681
		313,311
Diversified Consumer Services†
Bright Horizons Family Solutions, Inc.(1)	157	20,120
Chegg, Inc.(1)	903	32,192
frontdoor, Inc.(1)	289	10,184
Grand Canyon Education, Inc.(1)	225	26,075
		88,571
Diversified Financial Services — 0.1%
Berkshire Hathaway, Inc., Class B(1)	1,679	363,856
Compass Diversified Holdings	5,941	98,264
Zenkoku Hosho Co. Ltd.	1,000	34,797
		496,917
Diversified Telecommunication Services — 0.5%
AT&T, Inc.	2,402	74,366
Cellnex Telecom SA(1)	8,253	253,879
Koninklijke KPN NV	48,830	149,837
Verizon Communications, Inc.	29,649	1,695,626
		2,173,708
Electric Utilities — 0.6%
Edison International	2,568	163,761
Eversource Energy	7,940	568,980
Korea Electric Power Corp.(1)	1,281	31,031
Pinnacle West Capital Corp.	7,174	683,467

Xcel Energy, Inc.	17,391	982,592
		2,429,831
Electrical Equipment — 0.8%
AMETEK, Inc.	3,356	295,898
AZZ, Inc.	114	5,414
Eaton Corp. plc	6,736	557,875
Emerson Electric Co.	9,019	640,259
Hubbell, Inc.	4,765	608,014
Melrose Industries plc	80,160	212,473
nVent Electric plc	7,525	210,324
Rockwell Automation, Inc.	1,269	229,321
Schneider Electric SE	2,189	185,315
Signify NV	17,136	515,440
		3,460,333
Electronic Equipment, Instruments and Components — 0.7%
Anritsu Corp.	11,200	193,671
Avnet, Inc.	853	41,464
Barco NV	340	60,409
Belden, Inc.	946	52,550
CDW Corp.	6,094	643,527
Coherent, Inc.(1)	366	54,172
Dolby Laboratories, Inc., Class A	448	28,981
Electrocomponents plc	6,724	56,700
FLIR Systems, Inc.	36	1,906
Hexagon AB, B Shares	4,870	265,550
Isra Vision AG	970	38,782
Keyence Corp.	500	311,609
Keysight Technologies, Inc.(1)	4,636	403,471
Murata Manufacturing Co. Ltd.	2,700	145,367
National Instruments Corp.	1,954	92,033
TE Connectivity Ltd.	6,223	595,230
Tech Data Corp.(1)	441	47,015
Zebra Technologies Corp., Class A(1)	123	25,970
		3,058,407
Energy Equipment and Services — 0.4%
Baker Hughes a GE Co.	20,292	487,414
C&J Energy Services, Inc.(1)	339	4,763
DMC Global, Inc.	400	27,720
Dril-Quip, Inc.(1)	385	16,771
Halliburton Co.	3,135	88,814
Liberty Oilfield Services, Inc., Class A	413	6,158
Modec, Inc.	1,200	36,925
National Oilwell Varco, Inc.	3,755	98,156
NCS Multistage Holdings, Inc.(1)	2,061	8,182
Schlumberger Ltd.	12,600	537,768
Subsea 7 SA	9,651	122,396
Tecnicas Reunidas SA	9,079	270,567
		1,705,634

Entertainment — 0.7%
Activision Blizzard, Inc.	6,091	293,647
Electronic Arts, Inc.(1)	4,399	416,365
Entertainment One Ltd.	12,202	76,123
Liberty Media Corp-Liberty Formula One, Class C(1)	1,892	73,428
Live Nation Entertainment, Inc.(1)	816	53,317
Netflix, Inc.(1)	1,190	440,943
Rosetta Stone, Inc.(1)	303	7,642
Take-Two Interactive Software, Inc.(1)	4,746	459,555
Ubisoft Entertainment SA(1)	1,230	117,392
Vivendi SA	6,260	181,948
Walt Disney Co. (The)	4,962	679,645
World Wrestling Entertainment, Inc., Class A	481	40,332
Zynga, Inc., Class A(1)	5,650	31,979
		2,872,316
Equity Real Estate Investment Trusts (REITs) — 2.2%
Advance Residence Investment Corp.	20	55,836
Agree Realty Corp.	1,505	98,532
Alexandria Real Estate Equities, Inc.	1,426	203,048
Allied Properties Real Estate Investment Trust	1,541	54,557
American Tower Corp.	568	110,930
Americold Realty Trust	7,980	255,440
Boston Properties, Inc.	1,041	143,262
Brandywine Realty Trust	2,549	39,229
Brixmor Property Group, Inc.	11,848	211,842
Camden Property Trust	1,635	164,563
Canadian Apartment Properties REIT	1,672	59,819
CapitaLand Commercial Trust	22,600	32,244
CareTrust REIT, Inc.	3,857	93,532
Charter Hall Group	13,725	94,918
Community Healthcare Trust, Inc.	461	16,817
CoreSite Realty Corp.	195	21,335
Embassy Office Parks REIT(1)	2,800	12,899
Empire State Realty Trust, Inc., Class A	9,107	140,794
Equinix, Inc.	306	139,138
Equity Residential	4,638	354,436
Essential Properties Realty Trust, Inc.	2,122	43,883
Extra Space Storage, Inc.	496	51,430
Fibra Uno Administracion SA de CV	432,508	641,082
Gaming and Leisure Properties, Inc.	5,814	234,769
Gecina SA	575	85,848
GEO Group, Inc. (The)	6,084	121,802
GLP J-Reit	71	76,494
Goodman Group	16,822	156,064
HCP, Inc.	5,729	170,610
Healthcare Trust of America, Inc., Class A	7,982	220,144
Highwoods Properties, Inc.	319	14,221
Host Hotels & Resorts, Inc.	8,975	172,679
Hudson Pacific Properties, Inc.	2,958	103,116

Inmobiliaria Colonial Socimi SA	6,009	64,675
Invitation Homes, Inc.	6,355	157,985
Japan Hotel REIT Investment Corp.	107	87,236
JBG SMITH Properties	1,434	61,017
Kite Realty Group Trust	3,170	50,054
Lexington Realty Trust	1,774	16,090
Life Storage, Inc.	1,002	95,481
Link REIT	13,500	157,288
Mapletree Commercial Trust	36,100	51,225
Mapletree Industrial Trust	15,600	23,632
MedEquities Realty Trust, Inc.	1,125	12,049
MGM Growth Properties LLC, Class A	8,542	275,565
National Health Investors, Inc.	248	18,707
Northview Apartment Real Estate Investment Trust	2,160	45,435
Orix JREIT, Inc.	139	243,989
Piedmont Office Realty Trust, Inc., Class A	11,010	229,228
Prologis, Inc.	3,934	301,620
Regency Centers Corp.	2,007	134,810
Rexford Industrial Realty, Inc.	3,469	131,440
RLJ Lodging Trust	722	13,292
Ryman Hospitality Properties, Inc.	1,077	85,729
Sabra Health Care REIT, Inc.	1,435	28,069
Safestore Holdings plc	5,947	49,943
SBA Communications Corp.(1)	4,031	821,236
Segro plc	20,120	178,038
STORE Capital Corp.	3,811	126,983
Summit Hotel Properties, Inc.	1,514	17,578
Sun Communities, Inc.	1,726	212,436
UDR, Inc.	3,132	140,783
UNITE Group plc (The)	6,514	80,024
Urstadt Biddle Properties, Inc., Class A	463	10,154
Weingarten Realty Investors	1,032	29,866
Welltower, Inc.	1,815	135,272
Weyerhaeuser Co.	36,327	973,564
		9,455,806
Food and Staples Retailing — 0.3%
Ain Holdings, Inc.	400	31,706
Alimentation Couche-Tard, Inc., B Shares	3,220	189,854
Cosmos Pharmaceutical Corp.	100	15,988
Costco Wholesale Corp.	410	100,667
Kobe Bussan Co. Ltd.	1,000	39,848
Koninklijke Ahold Delhaize NV	4,980	119,801
Sysco Corp.	6,482	456,138
Walmart, Inc.	4,250	437,070
Weis Markets, Inc.	292	12,279
		1,403,351
Food Products — 1.0%
a2 Milk Co. Ltd.(1)	17,680	198,923
Associated British Foods plc	6,300	210,369

Conagra Brands, Inc.	15,518	477,644
Danone SA	4,160	336,428
General Mills, Inc.	9,808	504,818
Hain Celestial Group, Inc. (The)(1)	2,640	57,605
Hershey Co. (The)	3,055	381,417
Hostess Brands, Inc.(1)	315	4,221
J.M. Smucker Co. (The)	1,142	140,043
Kellogg Co.	4,742	285,943
Kerry Group plc, A Shares	2,220	248,687
Mondelez International, Inc., Class A	19,227	977,693
Nomad Foods Ltd.(1)	2,372	49,338
Orkla ASA	43,746	342,967
		4,216,096
Gas Utilities — 0.1%
Atmos Energy Corp.	1,809	185,133
Rubis SCA	460	25,179
Spire, Inc.	2,397	201,803
		412,115
Health Care Equipment and Supplies — 1.9%
ABIOMED, Inc.(1)	525	145,640
Alcon, Inc.(1)	1,948	112,183
Align Technology, Inc.(1)	517	167,860
Baxter International, Inc.	5,279	402,788
Boston Scientific Corp.(1)	7,299	270,939
Danaher Corp.	3,843	508,967
DexCom, Inc.(1)	912	110,416
Edwards Lifesciences Corp.(1)	729	128,355
Elekta AB, B Shares	4,715	55,843
Haemonetics Corp.(1)	1,432	124,985
Hill-Rom Holdings, Inc.	1,995	202,333
Hologic, Inc.(1)	9,844	456,565
Hoya Corp.	2,900	204,317
ICU Medical, Inc.(1)	618	140,595
IDEXX Laboratories, Inc.(1)	258	59,856
Insulet Corp.(1)	1,160	100,050
Integer Holdings Corp.(1)	2,176	150,340
Intuitive Surgical, Inc.(1)	308	157,274
Masimo Corp.(1)	1,000	130,150
Medtronic plc	18,700	1,660,747
Merit Medical Systems, Inc.(1)	586	32,921
Nihon Kohden Corp.	1,100	32,116
NuVasive, Inc.(1)	835	50,601
Penumbra, Inc.(1)	568	76,396
ResMed, Inc.	1,348	140,879
Siemens Healthineers AG	4,056	173,112
Silk Road Medical, Inc.(1)	622	25,900
STERIS plc	1,931	252,922
Straumann Holding AG	210	169,825
Surmodics, Inc.(1)	382	16,594

Sysmex Corp.	1,800	103,052
Terumo Corp.	6,800	205,178
Varian Medical Systems, Inc.(1)	115	15,660
Zimmer Biomet Holdings, Inc.	12,078	1,487,527
		8,072,886
Health Care Providers and Services — 0.9%
Acadia Healthcare Co., Inc.(1)	445	14,249
Amedisys, Inc.(1)	1,587	202,850
Amplifon SpA	1,958	37,615
Cardinal Health, Inc.	6,727	327,672
Centene Corp.(1)	1,841	94,922
Chemed Corp.	45	14,705
CorVel Corp.(1)	94	6,749
Covetrus, Inc.(1)	3,404	111,890
Encompass Health Corp.	3,140	202,373
Ensign Group, Inc. (The)	532	27,409
HealthEquity, Inc.(1)	685	46,409
Henry Schein, Inc.(1)	3,015	193,141
Korian SA	1,710	68,807
McKesson Corp.	4,247	506,455
Premier, Inc., Class A(1)	1,128	37,484
Providence Service Corp. (The)(1)	774	51,339
Quest Diagnostics, Inc.	8,520	821,158
R1 RCM, Inc.(1)	3,807	39,859
Solasto Corp.	2,100	21,091
UnitedHealth Group, Inc.	5,462	1,273,028
		4,099,205
Health Care Technology — 0.1%
Cerner Corp.(1)	8,326	553,263
Inspire Medical Systems, Inc.(1)	326	16,851
Teladoc Health, Inc.(1)	619	35,209
Veeva Systems, Inc., Class A(1)	457	63,920
		669,243
Hotels, Restaurants and Leisure — 0.7%
Carnival Corp.	8,538	468,395
Chipotle Mexican Grill, Inc.(1)	318	218,797
Churchill Downs, Inc.	395	39,836
Dalata Hotel Group plc	6,410	42,348
Darden Restaurants, Inc.	5,042	592,939
Domino's Pizza, Inc.	1,055	285,462
Extended Stay America, Inc.	1,722	30,841
Kyoritsu Maintenance Co. Ltd.	700	35,990
Las Vegas Sands Corp.	2,538	170,173
Melco International Development Ltd.	29,000	71,259
Planet Fitness, Inc., Class A(1)	1,511	114,383
PlayAGS, Inc.(1)	1,761	42,475
Red Robin Gourmet Burgers, Inc.(1)	852	27,289
Red Rock Resorts, Inc., Class A	4,369	117,875
Royal Caribbean Cruises Ltd.	3,885	469,852

Ruth's Hospitality Group, Inc.	360	9,353
Sodexo SA	1,843	211,373
SSP Group plc	4,676	42,445
Starbucks Corp.	1,356	105,334
Texas Roadhouse, Inc.	470	25,385
Wynn Resorts Ltd.	820	118,449
		3,240,253
Household Durables — 0.4%
Breville Group Ltd.	380	5,153
Haseko Corp.	40,900	494,692
Iida Group Holdings Co. Ltd.	25,800	436,390
Pressance Corp.	3,400	41,672
PulteGroup, Inc.	14,388	452,646
Skyline Champion Corp.	684	14,439
Token Corp.	2,000	121,419
TopBuild Corp.(1)	395	28,136
		1,594,547
Household Products — 0.5%
Central Garden & Pet Co., Class A(1)	482	11,799
Church & Dwight Co., Inc.	1,988	149,001
Colgate-Palmolive Co.	7,808	568,344
Kimberly-Clark Corp.	1,761	226,077
Pigeon Corp.	800	34,050
Procter & Gamble Co. (The)	10,657	1,134,757
Spectrum Brands Holdings, Inc.	911	56,090
Unicharm Corp.	4,300	141,402
		2,321,520
Independent Power and Renewable Electricity Producers†
NRG Energy, Inc.	3,696	152,164
Industrial Conglomerates — 0.2%
Honeywell International, Inc.	1,585	275,204
Rheinmetall AG	752	86,434
Roper Technologies, Inc.	367	132,010
Siemens AG	2,910	349,033
		842,681
Insurance — 1.2%
Aegon NV	144,919	757,036
Aflac, Inc.	10,210	514,380
AIA Group Ltd.	51,400	524,681
AMERISAFE, Inc.	802	47,494
Arthur J. Gallagher & Co.	888	74,255
ASR Nederland NV	1,066	47,458
Axis Capital Holdings Ltd.	1,066	60,602
Brown & Brown, Inc.	4,037	128,175
Chubb Ltd.	7,597	1,103,084
Goosehead Insurance, Inc., Class A	907	27,636
Hanover Insurance Group, Inc. (The)	275	33,168
Hiscox Ltd.	8,994	196,736
James River Group Holdings Ltd.	1,104	46,611

Kemper Corp.	397	35,682
Kinsale Capital Group, Inc.	472	34,267
NN Group NV	5,619	244,722
Palomar Holdings, Inc.(1)	579	11,568
ProAssurance Corp.	4,450	167,009
Progressive Corp. (The)	7,576	592,064
Prudential plc	4,150	94,043
Reinsurance Group of America, Inc.	1,654	250,598
RenaissanceRe Holdings Ltd.	381	59,192
Torchmark Corp.	1,040	91,166
Travelers Cos., Inc. (The)	631	90,706
Trupanion, Inc.(1)	557	18,270
White Mountains Insurance Group Ltd.	24	22,537
		5,273,140
Interactive Media and Services — 1.6%
Alphabet, Inc., Class A(1)	3,391	4,065,673
Care.com, Inc.(1)	68	1,139
Facebook, Inc., Class A(1)	12,766	2,468,945
Pinterest, Inc., Class A(1)	2,921	90,493
Twitter, Inc.(1)	10,052	401,175
		7,027,425
Internet and Direct Marketing Retail — 1.1%
Amazon.com, Inc.(1)	2,062	3,972,484
eBay, Inc.	12,758	494,373
Etsy, Inc.(1)	684	46,197
Expedia Group, Inc.	1,177	152,822
Moneysupermarket.com Group plc	7,670	36,380
Shutterfly, Inc.(1)	503	22,047
Takeaway.com NV(1)	412	35,528
Yume No Machi Souzou Iinkai Co. Ltd.	1,600	23,997
		4,783,828
IT Services — 1.6%
Accenture plc, Class A	18	3,288
Adyen NV(1)	252	205,143
Afterpay Touch Group Ltd.(1)	1,908	34,535
Akamai Technologies, Inc.(1)	5,353	428,561
Booz Allen Hamilton Holding Corp.	4,703	278,841
Euronet Worldwide, Inc.(1)	152	22,783
EVERTEC, Inc.	3,629	113,624
Evo Payments, Inc., Class A(1)	462	13,726
Fiserv, Inc.(1)	3,676	320,694
FleetCor Technologies, Inc.(1)	1,216	317,315
GDS Holdings Ltd. ADR(1)	2,433	95,203
Genpact Ltd.	677	24,575
GMO Payment Gateway, Inc.	1,800	141,733
International Business Machines Corp.	505	70,836
InterXion Holding NV(1)	5,706	394,798
Keywords Studios plc	1,698	34,667
MasterCard, Inc., Class A	509	129,408

Nexi SpA(1)	6,327	57,041
NEXTDC Ltd.(1)	13,264	59,751
Obic Co. Ltd.	1,100	127,645
PayPal Holdings, Inc.(1)	10,149	1,144,503
Presidio, Inc.	2,326	34,937
SCSK Corp.	500	23,722
Solutions 30 SE(1)	3,592	48,476
Square, Inc., Class A(1)	2,226	162,097
Total System Services, Inc.	322	32,921
VeriSign, Inc.(1)	605	119,457
Visa, Inc., Class A	14,906	2,450,994
		6,891,274
Leisure Products†
Malibu Boats, Inc., Class A(1)	787	32,755
Thule Group AB	1,910	44,425
		77,180
Life Sciences Tools and Services — 0.6%
Agilent Technologies, Inc.	8,680	681,380
Bio-Rad Laboratories, Inc., Class A(1)	348	104,724
Bruker Corp.	2,843	109,740
ICON plc(1)	720	98,338
Illumina, Inc.(1)	1,452	453,024
Lonza Group AG(1)	1,180	364,525
NeoGenomics, Inc.(1)	1,194	24,871
PRA Health Sciences, Inc.(1)	257	24,883
QIAGEN NV(1)	2,709	105,543
Siegfried Holding AG(1)	102	38,770
Tecan Group AG	182	41,113
Thermo Fisher Scientific, Inc.	2,268	629,256
		2,676,167
Machinery — 0.9%
Allison Transmission Holdings, Inc.	5,966	279,567
Atlas Copco AB, A Shares	4,100	127,390
Atlas Copco AB, B Shares	15,917	453,273
ATS Automation Tooling Systems, Inc.(1)	2,941	47,088
Chart Industries, Inc.(1)	539	47,577
Cummins, Inc.	6,381	1,061,096
EnPro Industries, Inc.	750	55,740
Gardner Denver Holdings, Inc.(1)	1,161	39,184
Georg Fischer AG	57	55,524
Global Brass & Copper Holdings, Inc.	836	36,274
Graham Corp.	208	4,306
Hurco Cos., Inc.	267	10,501
Hyster-Yale Materials Handling, Inc.	10	666
IMI plc	20,058	275,227
Ingersoll-Rand plc	2,121	260,056
Interroll Holding AG	10	21,862
Kennametal, Inc.	752	30,606
Konecranes Oyj	1,312	54,751

Kornit Digital Ltd.(1)	408	11,763
Milacron Holdings Corp.(1)	1,795	26,225
Nabtesco Corp.	1,800	55,219
Nachi-Fujikoshi Corp.	300	14,994
PACCAR, Inc.	2,415	173,083
Parker-Hannifin Corp.	1,404	254,236
Rotork plc	7,855	32,016
SMC Corp.	400	166,254
Snap-on, Inc.	1,517	255,281
Tadano Ltd.	2,400	25,050
Timken Co. (The)	1,118	53,608
Valmet Oyj	980	26,934
VAT Group AG(1)	188	23,347
		3,978,698
Media — 0.1%
Atresmedia Corp. de Medios de Comunicacion SA	18,280	98,671
Entravision Communications Corp., Class A	8,791	25,230
Nippon Television Holdings, Inc.	19,800	289,249
NOS SGPS SA	5,949	39,981
Townsquare Media, Inc., Class A	732	4,136
TV Asahi Holdings Corp.	6,500	114,537
		571,804
Metals and Mining — 0.2%
BHP Group Ltd.	6,800	179,595
Ferrexpo plc	7,767	21,107
Hudbay Minerals, Inc.	6,730	44,810
Kirkland Lake Gold Ltd.	1,457	47,102
Northern Star Resources Ltd.	6,082	35,122
Saracen Mineral Holdings Ltd.(1)	13,316	26,201
Steel Dynamics, Inc.	10,354	328,015
		681,952
Mortgage Real Estate Investment Trusts (REITs)†
Granite Point Mortgage Trust, Inc.	338	6,500
Multi-Utilities — 0.2%
Ameren Corp.	3,815	277,618
NorthWestern Corp.	4,384	306,222
WEC Energy Group, Inc.	2,428	190,428
		774,268
Multiline Retail — 0.3%
B&M European Value Retail SA	59,681	307,341
Dollar General Corp.	254	32,027
Kohl's Corp.	4,199	298,549
Pan Pacific International Holdings Corp.	3,300	213,152
Target Corp.	7,274	563,153
		1,414,222
Oil, Gas and Consumable Fuels — 2.1%
Aker BP ASA	3,450	113,762
Anadarko Petroleum Corp.	5,906	430,252
Callon Petroleum Co.(1)	4,449	33,412

Centennial Resource Development, Inc., Class A(1)	2,759	29,052
Chevron Corp.	11,175	1,341,671
Cimarex Energy Co.	2,380	163,411
Concho Resources, Inc.	3,347	386,177
ConocoPhillips	3,698	233,418
CVR Energy, Inc.	4,142	188,917
Devon Energy Corp.	6,459	207,592
Earthstone Energy, Inc., Class A(1)	1,661	11,129
Eni SpA	36,387	620,071
EQT Corp.	13,075	267,384
Equitrans Midstream Corp.	7,116	148,226
Extraction Oil & Gas, Inc.(1)	2,759	12,967
Exxon Mobil Corp.	3,244	260,428
Gazprom PJSC ADR	79,206	397,196
Gazprom PJSC	61,499	155,899
Gaztransport Et Technigaz SA	597	54,200
Gibson Energy, Inc.	1,930	31,823
HollyFrontier Corp.	1,483	70,784
Imperial Oil Ltd.	4,737	137,616
Lundin Petroleum AB	5,980	194,915
Neste Oyj	6,210	204,798
Noble Energy, Inc.	14,541	393,480
Occidental Petroleum Corp.	1,680	98,918
PetroChina Co. Ltd., H Shares	624,000	396,628
Phillips 66	3,771	355,492
Royal Dutch Shell plc, Class B ADR	3,010	195,319
Saras SpA	172,040	307,236
Surgutneftegas PJSC Preference Shares	907,746	549,793
TOTAL SA	4,985	278,192
TOTAL SA ADR	18,130	1,009,297
		9,279,455
Paper and Forest Products — 0.1%
Boise Cascade Co.	744	20,601
Domtar Corp.	6,000	293,400
Interfor Corp.(1)	2,090	26,053
		340,054
Personal Products — 0.3%
Edgewell Personal Care Co.(1)	3,469	143,027
Estee Lauder Cos., Inc. (The), Class A	1,036	177,995
Fancl Corp.	1,300	38,361
Herbalife Nutrition Ltd.(1)	2,246	118,701
Kose Corp.	900	167,747
Medifast, Inc.	333	48,848
Ontex Group NV	9,245	232,306
Shiseido Co. Ltd.	2,500	196,679
Unilever NV CVA	3,720	225,428
		1,349,092
Pharmaceuticals — 1.7%
Aerie Pharmaceuticals, Inc.(1)	423	16,137

Allergan plc	2,793	410,571
AstraZeneca plc	5,350	398,373
Bristol-Myers Squibb Co.	3,239	150,387
Catalent, Inc.(1)	2,391	107,165
Dechra Pharmaceuticals plc	958	33,233
Elanco Animal Health, Inc.(1)	3,763	118,534
Eli Lilly & Co.	1,046	122,424
Horizon Pharma plc(1)	1,721	43,937
Jazz Pharmaceuticals plc(1)	813	105,503
Johnson & Johnson	11,763	1,660,936
Medicines Co. (The)(1)	363	11,598
Merck & Co., Inc.	12,415	977,185
Mylan NV(1)	4,324	116,705
Novartis AG	3,540	289,141
Novo Nordisk A/S, B Shares	5,812	284,399
Optinose, Inc.(1)	1,163	11,583
Pfizer, Inc.	26,185	1,063,373
Reata Pharmaceuticals, Inc., Class A(1)	124	9,729
Sanofi	4,062	353,086
Sanofi ADR	11,393	498,216
Sawai Pharmaceutical Co. Ltd.	700	37,338
Zoetis, Inc.	3,684	375,178
Zogenix, Inc.(1)	246	9,591
		7,204,322
Professional Services — 0.4%
ALS Ltd.	5,760	32,280
ASGN, Inc.(1)	13	819
BG Staffing, Inc.	322	7,525
Capita plc(1)	245,958	408,838
CoStar Group, Inc.(1)	619	307,179
Heidrick & Struggles International, Inc.	119	4,258
IHS Markit Ltd.(1)	2,371	135,763
InnerWorkings, Inc.(1)	5,799	19,601
Kforce, Inc.	28	1,009
Korn Ferry	1,040	48,901
Nihon M&A Center, Inc.	1,600	45,531
Recruit Holdings Co. Ltd.	9,700	291,505
Robert Half International, Inc.	5,573	346,028
Teleperformance	242	46,506
Trust Tech, Inc.	1,400	47,603
Verisk Analytics, Inc.	1,403	198,019
		1,941,365
Real Estate Management and Development — 0.5%
ADO Properties SA	441	23,148
Altus Group Ltd.	555	11,210
Aroundtown SA	30,509	247,328
Ayala Land, Inc.	83,800	78,801
CapitaLand Ltd.	31,000	80,498
CIFI Holdings Group Co. Ltd.	50,000	33,255

Colliers International Group, Inc.	781	50,182
Corp. Inmobiliaria Vesta SAB de CV	21,814	34,232
Fabege AB	7,808	108,393
FirstService Corp.	651	56,650
Hang Lung Properties Ltd.	20,000	46,930
Jones Lang LaSalle, Inc.	1,210	187,030
Longfor Group Holdings Ltd.	20,000	73,805
Mitsui Fudosan Co. Ltd.	5,500	127,153
New World Development Co. Ltd.	51,000	84,187
Pakuwon Jati Tbk PT	313,000	15,704
Shimao Property Holdings Ltd.	15,000	45,578
Shurgard Self Storage SA(1)	954	31,569
Sumitomo Realty & Development Co. Ltd.	2,500	92,316
Sun Hung Kai Properties Ltd.	6,500	111,975
Sunac China Holdings Ltd.	14,000	72,320
Times China Holdings Ltd.	32,000	57,965
VGP NV	429	37,563
Vonovia SE	4,693	234,173
Wharf Real Estate Investment Co. Ltd.	11,000	84,152
		2,026,117
Road and Rail — 0.3%
ArcBest Corp.	1,167	35,663
Canadian Pacific Railway Ltd.	600	134,434
CSX Corp.	824	65,615
DSV A/S	900	83,243
Heartland Express, Inc.	13,023	256,293
Lyft, Inc., Class A(1)	1,106	66,139
Sankyu, Inc.	300	14,381
Sixt SE	214	23,861
Union Pacific Corp.	2,840	502,794
		1,182,423
Semiconductors and Semiconductor Equipment — 1.7%
Advanced Energy Industries, Inc.(1)	419	24,201
Advanced Micro Devices, Inc.(1)	6,998	193,355
Analog Devices, Inc.	138	16,041
Applied Materials, Inc.	25,340	1,116,734
ASML Holding NV	2,816	588,698
BE Semiconductor Industries NV	1,202	34,796
Broadcom, Inc.	3,665	1,166,936
Cypress Semiconductor Corp.	1,452	24,945
Entegris, Inc.	423	17,284
Infineon Technologies AG	9,160	215,844
Inphi Corp.(1)	797	36,391
Intel Corp.	25,268	1,289,679
Kulicke & Soffa Industries, Inc.	1,955	45,493
Lasertec Corp.	900	40,926
Lattice Semiconductor Corp.(1)	1,841	23,841
Marvell Technology Group Ltd.	7,416	185,548
Maxim Integrated Products, Inc.	7,035	422,100

Microchip Technology, Inc.	4,309	430,426
Monolithic Power Systems, Inc.	133	20,709
NVIDIA Corp.	7	1,267
Qorvo, Inc.(1)	403	30,471
QUALCOMM, Inc.	8,415	724,784
SCREEN Holdings Co. Ltd.	500	24,120
Silicon Laboratories, Inc.(1)	80	8,613
SOITEC(1)	534	54,219
Teradyne, Inc.	2,557	125,293
Xilinx, Inc.	2,914	350,088
		7,212,802
Software — 2.6%
Adobe, Inc.(1)	2,056	594,698
ANSYS, Inc.(1)	71	13,902
Atlassian Corp. plc, Class A(1)	853	93,958
Autodesk, Inc.(1)	1,662	296,185
Avalara, Inc.(1)	423	24,902
Avast plc(1)	10,513	41,547
Aveva Group plc	1,578	68,823
Bottomline Technologies de, Inc.(1)	464	23,464
Cadence Design Systems, Inc.(1)	2,045	141,882
CommVault Systems, Inc.(1)	138	7,259
Coupa Software, Inc.(1)	447	46,189
Dassault Systemes SE	1,540	244,435
Descartes Systems Group, Inc. (The)(1)	1,024	40,893
Elastic NV(1)	160	13,688
Fair Isaac Corp.(1)	141	39,445
Five9, Inc.(1)	853	45,269
Fortinet, Inc.(1)	94	8,781
Globant SA(1)	409	34,352
Intuit, Inc.	2,086	523,711
LogMeIn, Inc.	990	81,576
Microsoft Corp.	35,495	4,635,647
Oracle Corp. (New York)	14,966	828,069
Pagerduty, Inc.(1)	280	13,132
Palo Alto Networks, Inc.(1)	2,403	597,939
Paycom Software, Inc.(1)	38	7,696
Paylocity Holding Corp.(1)	649	62,661
Proofpoint, Inc.(1)	33	4,139
PTC, Inc.(1)	2,096	189,625
RealPage, Inc.(1)	2,829	184,479
Red Hat, Inc.(1)	1,144	208,814
RingCentral, Inc., Class A(1)	385	44,802
salesforce.com, Inc.(1)	2,650	438,178
Sapiens International Corp. NV	777	11,942
ServiceNow, Inc.(1)	1,283	348,347
Splunk, Inc.(1)	579	79,925
Temenos AG(1)	1,300	216,185
Teradata Corp.(1)	1,459	66,341

VMware, Inc., Class A	2,245	458,272
WiseTech Global Ltd.	2,415	38,116
Workday, Inc., Class A(1)	1,349	277,395
Workiva, Inc.(1)	403	21,415
Zendesk, Inc.(1)	538	47,226
Zoom Video Communications, Inc., Class A(1)	267	19,349
		11,184,653
Specialty Retail — 1.2%
Adastria Co. Ltd.	2,500	61,445
Advance Auto Parts, Inc.	3,946	656,299
At Home Group, Inc.(1)	918	21,564
AutoZone, Inc.(1)	478	491,532
Boot Barn Holdings, Inc.(1)	942	27,120
Burlington Stores, Inc.(1)	1,428	241,203
Camping World Holdings, Inc., Class A	3,379	50,415
Fast Retailing Co. Ltd.	300	173,740
Five Below, Inc.(1)	970	141,998
Floor & Decor Holdings, Inc., Class A(1)	3,462	166,245
Home Depot, Inc. (The)	306	62,332
JD Sports Fashion plc	3,640	29,907
Kingfisher plc	293,725	1,012,585
Maisons du Monde SA	534	11,535
MarineMax, Inc.(1)	879	15,198
Murphy USA, Inc.(1)	851	72,735
National Vision Holdings, Inc.(1)	627	16,929
O'Reilly Automotive, Inc.(1)	1,605	607,605
Penske Automotive Group, Inc.	1,071	49,180
RH (1)	152	16,220
Ross Stores, Inc.	5,443	531,563
TJX Cos., Inc. (The)	8,655	474,986
Tokyo Base Co. Ltd.(1)	2,700	25,902
Tractor Supply Co.	1,657	171,500
Ulta Beauty, Inc.(1)	419	146,223
		5,275,961
Technology Hardware, Storage and Peripherals — 0.9%
Apple, Inc.	17,431	3,497,879
Cray, Inc.(1)	1,368	35,924
Dell Technologies, Inc., Class C(1)	896	60,400
HP, Inc.	12,653	252,427
Immersion Corp.(1)	496	4,687
NetApp, Inc.	2,872	209,225
		4,060,542
Textiles, Apparel and Luxury Goods — 0.7%
adidas AG	790	203,033
Burberry Group plc	4,980	131,158
Canada Goose Holdings, Inc.(1)	3,687	196,849
Deckers Outdoor Corp.(1)	2,878	455,329
HUGO BOSS AG	1,290	90,133
Kering SA	570	337,276

Lululemon Athletica, Inc.(1)	383	67,542
NIKE, Inc., Class B	12,036	1,057,122
Tapestry, Inc.	13,834	446,423
		2,984,865
Thrifts and Mortgage Finance — 0.1%
Capitol Federal Financial, Inc.	18,528	255,686
Essent Group Ltd.(1)	4,414	209,444
LendingTree, Inc.(1)	60	23,089
Merchants Bancorp	17	411
NMI Holdings, Inc., Class A(1)	494	13,872
		502,502
Tobacco — 0.1%
Altria Group, Inc.	1,226	66,609
Swedish Match AB	4,280	208,833
		275,442
Trading Companies and Distributors — 0.4%
AerCap Holdings NV(1)	11,522	571,952
Ashtead Group plc	4,060	112,563
Bunzl plc	4,880	147,077
Ferguson plc	1,400	99,586
Foundation Building Materials, Inc.(1)	3,566	48,462
GMS, Inc.(1)	1,345	23,699
Grafton Group plc	3,671	42,265
H&E Equipment Services, Inc.	1,060	32,235
HD Supply Holdings, Inc.(1)	1,170	53,457
Indutrade AB	1,411	43,104
MonotaRO Co. Ltd.	7,900	182,787
MSC Industrial Direct Co., Inc., Class A	4,307	360,281
NOW, Inc.(1)	2,082	30,439
Seven Group Holdings Ltd.	5,050	69,859
SiteOne Landscape Supply, Inc.(1)	749	50,408
Yamazen Corp.	6,500	68,187
		1,936,361
Water Utilities†
SJW Group	529	32,830
Wireless Telecommunication Services†
Shenandoah Telecommunications Co.	104	4,298
T-Mobile US, Inc.(1)	91	6,642
		10,940
TOTAL COMMON STOCKS (Cost $149,847,611)		193,372,200
U.S. TREASURY SECURITIES — 16.5%
U.S. Treasury Bonds, 3.50%, 2/15/39	1,000,000	1,115,000
U.S. Treasury Bonds, 3.125%, 11/15/41	150,000	156,677
U.S. Treasury Bonds, 3.00%, 5/15/42	430,000	439,146
U.S. Treasury Bonds, 2.875%, 5/15/43	920,000	916,065
U.S. Treasury Bonds, 3.125%, 8/15/44	100,000	103,801
U.S. Treasury Bonds, 3.00%, 11/15/44	150,000	152,361
U.S. Treasury Bonds, 2.50%, 2/15/45(2)	3,200,000	2,956,750
U.S. Treasury Bonds, 3.00%, 5/15/45	600,000	609,633

U.S. Treasury Bonds, 3.00%, 11/15/45	850,000	863,547
U.S. Treasury Bonds, 2.50%, 5/15/46	1,450,000	1,333,773
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27	376,035	428,663
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42	559,335	541,455
U.S. Treasury Inflation Indexed Bonds, 0.625%, 2/15/43	549,725	513,583
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45	536,720	512,070
U.S. Treasury Inflation Indexed Bonds, 0.875%, 2/15/47	523,580	514,148
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/22	2,693,040	2,681,068
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/23	3,066,308	3,036,193
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/23	3,367,189	3,379,665
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24	1,408,342	1,424,044
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/24	9,314,900	9,221,232
U.S. Treasury Inflation Indexed Notes, 0.25%, 1/15/25	4,268,880	4,224,992
U.S. Treasury Inflation Indexed Notes, 2.375%, 1/15/25	2,078,566	2,305,595
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/26	5,957,392	6,013,729
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/26	4,850,930	4,739,532
U.S. Treasury Inflation Indexed Notes, 0.375%, 1/15/27	209,288	207,104
U.S. Treasury Inflation Indexed Notes, 0.50%, 1/15/28	1,537,155	1,532,121
U.S. Treasury Inflation Indexed Notes, 0.875%, 1/15/29	2,502,700	2,578,890
U.S. Treasury Notes, 1.625%, 7/31/19	800,000	798,364
U.S. Treasury Notes, 1.75%, 9/30/19	2,000,000	1,994,336
U.S. Treasury Notes, 1.50%, 11/30/19	1,090,000	1,084,103
U.S. Treasury Notes, 1.375%, 1/15/20(2)	350,000	347,457
U.S. Treasury Notes, 1.50%, 5/31/20	300,000	297,217
U.S. Treasury Notes, 1.375%, 9/15/20	900,000	888,609
U.S. Treasury Notes, 1.375%, 10/31/20	1,600,000	1,578,125
U.S. Treasury Notes, 2.00%, 11/30/20	250,000	248,789
U.S. Treasury Notes, 2.50%, 2/28/21	5,500,000	5,521,484
U.S. Treasury Notes, 2.375%, 3/15/21	5,000,000	5,008,496
U.S. Treasury Notes, 1.875%, 4/30/22	900,000	890,437
U.S. Treasury Notes, 2.25%, 8/15/27(2)	300,000	295,371
U.S. Treasury Notes, 2.75%, 2/15/28	350,000	357,567
TOTAL U.S. TREASURY SECURITIES (Cost $71,578,812)		71,811,192
CORPORATE BONDS — 12.3%
Aerospace and Defense — 0.1%
Arconic, Inc., 5.125%, 10/1/24	50,000	51,592
Bombardier, Inc., 8.75%, 12/1/21(3)	25,000	27,750
Bombardier, Inc., 7.50%, 3/15/25(3)	35,000	35,219
TransDigm, Inc., 6.00%, 7/15/22	40,000	40,650
United Technologies Corp., 6.05%, 6/1/36	51,000	61,663
United Technologies Corp., 5.70%, 4/15/40	75,000	88,060
		304,934
Air Freight and Logistics†
FedEx Corp., 4.40%, 1/15/47	20,000	18,907
United Parcel Service, Inc., 2.80%, 11/15/24	120,000	120,496
XPO Logistics, Inc., 6.50%, 6/15/22(3)	19,000	19,498
		158,901
Airlines†
American Airlines Group, Inc., 4.625%, 3/1/20(3)	40,000	40,390

United Continental Holdings, Inc., 5.00%, 2/1/24		45,000	46,575
			86,965
Auto Components†
American Axle & Manufacturing, Inc., 6.625%, 10/15/22		12,000	12,313
Automobiles — 0.2%
BMW Finance NV, MTN, 1.00%, 2/15/22	EUR	40,000	46,121
BMW Finance NV, MTN, 0.875%, 4/3/25	EUR	50,000	57,290
Ford Motor Credit Co. LLC, 5.875%, 8/2/21		$240,000	251,243
General Motors Co., 4.20%, 10/1/27		30,000	29,946
General Motors Co., 5.15%, 4/1/38		100,000	96,572
General Motors Financial Co., Inc., 3.20%, 7/6/21		190,000	189,964
General Motors Financial Co., Inc., 5.25%, 3/1/26		50,000	52,961
			724,097
Banks — 3.1%
ABN AMRO Bank NV, MTN, VRN, 2.875%, 6/30/25	EUR	100,000	115,497
Akbank T.A.S, 5.00%, 10/24/22		$50,000	46,300
Avi Funding Co. Ltd., 3.80%, 9/16/25(3)		102,000	103,666
Banco Mercantil del Norte SA, VRN, 5.75%, 10/4/31		82,000	80,647
Banco Santander SA, MTN, 2.50%, 3/18/25	EUR	200,000	236,838
Banistmo SA, 3.65%, 9/19/22		$120,000	119,400
Bank of America Corp., 4.10%, 7/24/23		70,000	73,163
Bank of America Corp., MTN, 4.20%, 8/26/24		260,000	269,957
Bank of America Corp., MTN, 4.00%, 1/22/25		90,000	92,244
Bank of America Corp., MTN, 2.30%, 7/25/25	GBP	100,000	131,805
Bank of America Corp., MTN, 5.00%, 1/21/44		$60,000	68,453
Bank of America Corp., MTN, VRN, 4.44%, 1/20/48		40,000	42,174
Bank of America Corp., VRN, 3.00%, 12/20/23		129,000	128,544
Bank of America Corp., VRN, 3.42%, 12/20/28		56,000	55,043
Barclays Bank plc, 5.14%, 10/14/20		100,000	102,803
Barclays plc, MTN, VRN, 2.00%, 2/7/28	EUR	200,000	219,478
BPCE SA, VRN, 2.75%, 7/8/26	EUR	100,000	117,532
CaixaBank SA, MTN, VRN, 2.75%, 7/14/28	EUR	100,000	116,230
CIT Group, Inc., 5.00%, 8/15/22		$90,000	93,825
Citigroup, Inc., 2.75%, 4/25/22		160,000	159,235
Citigroup, Inc., 4.05%, 7/30/22		50,000	51,650
Citigroup, Inc., 4.45%, 9/29/27		350,000	363,412
Citigroup, Inc., VRN, 3.52%, 10/27/28		210,000	207,470
Co-Operative Bank plc (The), 4.75%, 11/11/21 (Secured)	GBP	200,000	276,964
Commerzbank AG, MTN, 4.00%, 3/23/26	EUR	120,000	149,909
Cooperatieve Rabobank UA, 3.95%, 11/9/22		$250,000	254,786
Cooperatieve Rabobank UA, VRN, 2.50%, 5/26/26	EUR	100,000	117,101
Credit Agricole SA, MTN, 7.375%, 12/18/23	GBP	100,000	160,414
European Financial Stability Facility, MTN, 2.125%, 2/19/24	EUR	351,000	436,516
European Financial Stability Facility, MTN, 2.35%, 7/29/44	EUR	62,000	87,358
European Investment Bank, MTN, 2.25%, 10/14/22	EUR	165,000	201,693
Fifth Third BanCorp., 4.30%, 1/16/24		$60,000	63,097
Fifth Third Bank, 2.875%, 10/1/21		31,000	31,129
HSBC Bank plc, MTN, VRN, 5.375%, 11/4/30	GBP	90,000	135,532
HSBC Holdings plc, 4.30%, 3/8/26		$200,000	208,487

HSBC Holdings plc, VRN, 3.26%, 3/13/23		200,000	201,249
Huntington Bancshares, Inc., 2.30%, 1/14/22		80,000	78,905
Intercorp Financial Services, Inc., 4.125%, 10/19/27(3)		125,000	122,656
JPMorgan Chase & Co., 3.25%, 9/23/22		70,000	70,905
JPMorgan Chase & Co., 3.875%, 9/10/24		610,000	628,774
JPMorgan Chase & Co., 3.125%, 1/23/25		240,000	240,077
JPMorgan Chase & Co., VRN, 3.90%, 1/23/49		90,000	87,112
KEB Hana Bank, MTN, 4.375%, 9/30/24		82,000	85,606
Kreditanstalt fuer Wiederaufbau, 4.625%, 1/4/23	EUR	250,000	331,598
Lloyds Bank plc, MTN, 7.625%, 4/22/25	GBP	80,000	133,691
Oversea-Chinese Banking Corp. Ltd., MTN, VRN, 4.00%, 10/15/24		$184,000	184,719
PNC Financial Services Group, Inc. (The), 4.375%, 8/11/20		80,000	81,731
Regions Financial Corp., 2.75%, 8/14/22		70,000	69,663
Royal Bank of Canada, 1.50%, 7/29/19		2,500,000	2,493,465
Royal Bank of Scotland Group plc, 6.125%, 12/15/22		25,000	26,772
Santander UK plc, MTN, 5.125%, 4/14/21	GBP	100,000	140,077
Toronto-Dominion Bank (The), 2.125%, 7/2/19		$1,000,000	999,245
Turkiye Garanti Bankasi AS, VRN, 6.125%, 5/24/27(3)		60,000	47,998
U.S. Bancorp, MTN, 3.60%, 9/11/24		24,000	24,800
U.S. Bank N.A., 2.80%, 1/27/25		250,000	248,737
UniCredit SpA, MTN, VRN, 5.75%, 10/28/25	EUR	100,000	118,028
Wells Fargo & Co., 3.07%, 1/24/23		$80,000	80,146
Wells Fargo & Co., 4.125%, 8/15/23		100,000	103,493
Wells Fargo & Co., 3.00%, 4/22/26		180,000	176,035
Wells Fargo & Co., MTN, 2.60%, 7/22/20		130,000	129,817
Wells Fargo & Co., MTN, 3.55%, 9/29/25		80,000	81,590
Wells Fargo & Co., MTN, 4.10%, 6/3/26		120,000	122,969
Wells Fargo & Co., MTN, 4.65%, 11/4/44		115,000	119,482
Westpac Banking Corp., 4.875%, 11/19/19		1,200,000	1,214,076
Woori Bank, MTN, 4.75%, 4/30/24		61,000	63,906
			13,625,674
Beverages — 0.1%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46(3)		180,000	182,810
Anheuser-Busch InBev SA, MTN, 1.50%, 3/17/25	EUR	50,000	59,396
Constellation Brands, Inc., 4.75%, 12/1/25		$150,000	160,480
			402,686
Biotechnology — 0.2%
AbbVie, Inc., 2.90%, 11/6/22		5,000	4,986
AbbVie, Inc., 3.60%, 5/14/25		40,000	40,281
AbbVie, Inc., 4.40%, 11/6/42		130,000	120,799
AbbVie, Inc., 4.70%, 5/14/45		10,000	9,603
Amgen, Inc., 4.66%, 6/15/51		138,000	140,025
Biogen, Inc., 3.625%, 9/15/22		160,000	163,071
Celgene Corp., 3.25%, 8/15/22		90,000	90,779
Celgene Corp., 3.625%, 5/15/24		15,000	15,256
Celgene Corp., 3.875%, 8/15/25		130,000	134,181
Gilead Sciences, Inc., 4.40%, 12/1/21		110,000	114,218
Gilead Sciences, Inc., 3.65%, 3/1/26		230,000	235,200
			1,068,399

Building Products†
Builders FirstSource, Inc., 5.625%, 9/1/24(3)		10,000	10,063
Masco Corp., 4.45%, 4/1/25		110,000	114,133
			124,196
Capital Markets — 0.4%
Credit Suisse Group AG, VRN, 2.125%, 9/12/25	GBP	100,000	127,390
Criteria Caixa SAU, MTN, 1.50%, 5/10/23	EUR	100,000	114,776
Goldman Sachs Group, Inc. (The), 2.30%, 12/13/19		$35,000	34,907
Goldman Sachs Group, Inc. (The), 5.50%, 10/12/21	GBP	50,000	71,008
Goldman Sachs Group, Inc. (The), 3.50%, 1/23/25		$20,000	20,110
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/26		305,000	300,997
Goldman Sachs Group, Inc. (The), VRN, 3.81%, 4/23/29		50,000	49,700
Jefferies Group LLC / Jefferies Group Capital Finance, Inc., 4.15%, 1/23/30		110,000	102,538
Morgan Stanley, 2.75%, 5/19/22		50,000	49,773
Morgan Stanley, 5.00%, 11/24/25		80,000	86,351
Morgan Stanley, 4.375%, 1/22/47		40,000	41,628
Morgan Stanley, MTN, 5.625%, 9/23/19		250,000	252,737
Morgan Stanley, MTN, 3.70%, 10/23/24		250,000	256,884
Morgan Stanley, MTN, 4.00%, 7/23/25		270,000	280,965
SURA Asset Management SA, 4.375%, 4/11/27		40,000	40,620
			1,830,384
Chemicals†
CF Industries, Inc., 3.45%, 6/1/23		20,000	19,650
Element Solutions, Inc., 5.875%, 12/1/25(3)		10,000	10,288
Equate Petrochemical BV, 4.25%, 11/3/26(3)		34,000	34,760
Huntsman International LLC, 5.125%, 11/15/22		25,000	26,324
INEOS Group Holdings SA, 5.625%, 8/1/24(3)		30,000	30,375
NOVA Chemicals Corp., 4.875%, 6/1/24(3)		70,000	68,687
Olin Corp., 5.125%, 9/15/27		10,000	10,188
Tronox Finance plc, 5.75%, 10/1/25(3)		10,000	9,800
			210,072
Commercial Services and Supplies — 0.1%
ADT Security Corp. (The), 6.25%, 10/15/21		20,000	21,151
HPHT Finance 15 Ltd., 2.875%, 3/17/20(3)		204,000	203,942
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(3)		60,000	60,004
Prime Security Services Borrower LLC / Prime Finance, Inc., 9.25%, 5/15/23(3)		25,000	26,396
Republic Services, Inc., 3.55%, 6/1/22		220,000	224,617
RR Donnelley & Sons Co., 6.00%, 4/1/24		25,000	25,250
			561,360
Communications Equipment†
Cisco Systems, Inc., 5.90%, 2/15/39		27,000	35,188
CommScope Technologies LLC, 6.00%, 6/15/25(3)		50,000	50,970
HTA Group Ltd., 9.125%, 3/8/22(3)		61,000	63,882
IHS Netherlands Holdco BV, 9.50%, 10/27/21(3)		37,000	38,482
Zayo Group LLC / Zayo Capital, Inc., 6.00%, 4/1/23		25,000	25,531
			214,053
Construction Materials†
Cemex SAB de CV, 6.125%, 5/5/25		80,000	83,640

Standard Industries, Inc., 6.00%, 10/15/25(3)		20,000	20,979
			104,619
Consumer Finance — 0.2%
American Express Credit Corp., MTN, 2.25%, 5/5/21		70,000	69,466
Capital One Bank USA N.A., 2.30%, 6/5/19		250,000	249,987
Capital One Financial Corp., 3.80%, 1/31/28		260,000	256,724
Discover Financial Services, 3.75%, 3/4/25		200,000	200,108
Navient Corp., 5.00%, 10/26/20		45,000	45,731
Navient Corp., 5.50%, 1/25/23		20,000	20,425
Synchrony Financial, 3.00%, 8/15/19		50,000	50,014
			892,455
Containers and Packaging — 0.1%
Ball Corp., 4.00%, 11/15/23		60,000	60,675
Berry Global, Inc., 5.125%, 7/15/23		25,000	25,469
BWAY Holding Co., 5.50%, 4/15/24(3)		10,000	9,969
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23		175,000	179,158
International Paper Co., 4.40%, 8/15/47		40,000	37,087
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.75%, 10/15/20		33,919	34,063
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 7/15/23(3)		30,000	30,473
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.00%, 7/15/24(3)		40,000	41,425
Sealed Air Corp., 5.125%, 12/1/24(3)		25,000	26,062
			444,381
Diversified Consumer Services†
CommonSpirit Health, 2.95%, 11/1/22		70,000	69,646
Diversified Financial Services — 0.9%
Berkshire Hathaway, Inc., 2.75%, 3/15/23		50,000	50,167
GE Capital European Funding Unlimited. Co., MTN, 5.375%, 1/23/20	EUR	200,000	233,063
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20		$286,000	283,074
Gulf Gate Apartments LLC, VRN, 2.58%, 9/1/28 (Acquired 9/29/03 - 11/10/03, Cost $3,000,000)(4)		3,000,000	3,000,000
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.875%, 2/1/22		50,000	50,687
MDC GMTN B.V., 3.25%, 4/28/22(3)		41,000	41,082
Solera LLC / Solera Finance, Inc., 10.50%, 3/1/24(3)		45,000	49,050
Voya Financial, Inc., 5.70%, 7/15/43		110,000	127,238
			3,834,361
Diversified Telecommunication Services — 0.4%
Altice France SA, 7.375%, 5/1/26(3)		35,000	35,547
AT&T, Inc., 4.45%, 4/1/24		6,000	6,347
AT&T, Inc., 3.40%, 5/15/25		90,000	90,490
AT&T, Inc., 2.60%, 12/17/29	EUR	100,000	124,186
AT&T, Inc., 5.15%, 11/15/46		$171,000	179,235
CenturyLink, Inc., 5.625%, 4/1/20		50,000	51,062
CenturyLink, Inc., 5.80%, 3/15/22		10,000	10,326
Cincinnati Bell, Inc., 7.00%, 7/15/24(3)		5,000	4,638
Deutsche Telekom International Finance BV, MTN, 1.25%, 10/6/23	GBP	50,000	64,230
Deutsche Telekom International Finance BV, MTN, 0.875%, 1/30/24	EUR	40,000	46,103
Frontier Communications Corp., 10.50%, 9/15/22		$85,000	62,475
Frontier Communications Corp., 11.00%, 9/15/25		35,000	22,837
Hughes Satellite Systems Corp., 5.25%, 8/1/26		25,000	25,249
Intelsat Jackson Holdings SA, 9.75%, 7/15/25(3)		80,000	82,500

Level 3 Financing, Inc., 5.375%, 8/15/22		55,000	55,344
Ooredoo International Finance Ltd., 7.875%, 6/10/19(3)		92,000	92,481
Ooredoo International Finance Ltd., 3.75%, 6/22/26(3)		61,000	61,264
Orange SA, 4.125%, 9/14/21		120,000	124,074
Telecom Italia Capital SA, 6.375%, 11/15/33		45,000	43,974
Telefonica Europe BV, VRN, 5.875%, 3/31/24	EUR	100,000	126,598
Turk Telekomunikasyon AS, 4.875%, 6/19/24(3)		$80,000	71,955
Verizon Communications, Inc., 3.38%, 2/15/25		80,000	81,248
Verizon Communications, Inc., 2.625%, 8/15/26		120,000	115,375
Verizon Communications, Inc., 4.40%, 11/1/34		40,000	42,298
Verizon Communications, Inc., 4.75%, 11/1/41		15,000	16,169
Verizon Communications, Inc., 5.01%, 8/21/54		55,000	61,621
			1,697,626
Electric Utilities — 0.2%
Duke Energy Florida LLC, 6.35%, 9/15/37		170,000	224,976
Duke Energy Florida LLC, 3.85%, 11/15/42		80,000	79,405
Duke Energy Progress LLC, 4.15%, 12/1/44		9,000	9,349
Exelon Corp., 5.15%, 12/1/20		120,000	123,642
Exelon Corp., 4.45%, 4/15/46		30,000	31,167
FirstEnergy Corp., 4.25%, 3/15/23		120,000	124,994
FirstEnergy Corp., 4.85%, 7/15/47		30,000	31,990
Georgia Power Co., 4.30%, 3/15/42		50,000	50,439
Greenko Investment Co., 4.875%, 8/16/23(3)		41,000	39,115
NextEra Energy Operating Partners LP, 4.50%, 9/15/27(3)		50,000	49,312
Pampa Energia SA, 7.50%, 1/24/27		82,000	69,905
Progress Energy, Inc., 3.15%, 4/1/22		60,000	60,334
Southern Co. Gas Capital Corp., 3.95%, 10/1/46		30,000	28,051
SSE plc, VRN, 2.375%, 4/1/21	EUR	100,000	113,962
Xcel Energy, Inc., 3.35%, 12/1/26		$40,000	40,096
			1,076,737
Energy Equipment and Services — 0.1%
Ensco Rowan plc, 8.00%, 1/31/24		17,000	16,023
Ensco Rowan plc, 5.20%, 3/15/25		30,000	24,244
Halliburton Co., 3.80%, 11/15/25		120,000	122,867
Halliburton Co., 4.85%, 11/15/35		60,000	63,214
Nabors Industries, Inc., 4.625%, 9/15/21		10,000	10,013
Transocean, Inc., 9.00%, 7/15/23(3)		55,000	59,056
Weatherford International Ltd., 7.75%, 6/15/21		20,000	17,700
			313,117
Entertainment — 0.1%
AMC Entertainment Holdings, Inc., 5.75%, 6/15/25		25,000	24,190
Viacom, Inc., 3.125%, 6/15/22		60,000	59,963
Viacom, Inc., 4.25%, 9/1/23		80,000	83,300
Viacom, Inc., 4.375%, 3/15/43		30,000	27,277
VTR Finance BV, 6.875%, 1/15/24		92,000	95,565
Walt Disney Co. (The), 6.90%, 8/15/39(3)		70,000	99,142
Walt Disney Co. (The), 4.75%, 9/15/44(3)		32,000	36,747
WMG Acquisition Corp., 5.625%, 4/15/22(3)		14,000	14,260
			440,444

Equity Real Estate Investment Trusts (REITs) — 0.2%
American Tower Corp., 3.375%, 10/15/26		150,000	147,795
Boston Properties LP, 3.65%, 2/1/26		100,000	101,048
Crown Castle International Corp., 5.25%, 1/15/23		10,000	10,743
Equinix, Inc., 5.375%, 5/15/27		20,000	21,222
Essex Portfolio LP, 3.625%, 8/15/22		90,000	91,670
Essex Portfolio LP, 3.25%, 5/1/23		30,000	30,030
GLP Capital LP / GLP Financing II, Inc., 5.375%, 11/1/23		20,000	21,105
GLP Capital LP / GLP Financing II, Inc., 5.375%, 4/15/26		20,000	21,171
Hospitality Properties Trust, 4.65%, 3/15/24		60,000	61,415
Iron Mountain, Inc., 5.75%, 8/15/24		35,000	35,350
Iron Mountain, Inc., 4.875%, 9/15/27(3)		20,000	19,500
Kilroy Realty LP, 3.80%, 1/15/23		100,000	101,905
Kimco Realty Corp., 2.80%, 10/1/26		80,000	75,627
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24		20,000	21,100
SBA Communications Corp., 4.875%, 7/15/22		35,000	35,569
			795,250
Food and Staples Retailing — 0.2%
Albertsons Cos. LLC / Safeway, Inc. / New Albertson's, LP / Albertson's LLC, 6.625%, 6/15/24		35,000	36,269
CK Hutchison International 17 II Ltd., 2.25%, 9/29/20(3)		163,000	161,594
Kroger Co. (The), 3.30%, 1/15/21		170,000	171,247
Kroger Co. (The), 3.875%, 10/15/46		50,000	42,383
Mondelez International Holdings Netherlands BV, 1.625%, 10/28/19(3)		200,000	198,888
Tesco plc, MTN, 5.00%, 3/24/23	GBP	50,000	72,526
Walmart, Inc., 2.55%, 4/11/23		$19,000	18,933
Walmart, Inc., 4.05%, 6/29/48		140,000	147,399
			849,239
Food Products — 0.1%
B&G Foods, Inc., 5.25%, 4/1/25		20,000	19,699
JBS USA LUX SA / JBS USA Finance, Inc., 5.875%, 7/15/24(3)		20,000	20,650
JBS USA LUX SA / JBS USA Finance, Inc., 5.75%, 6/15/25(3)		30,000	30,900
Lamb Weston Holdings, Inc., 4.625%, 11/1/24(3)		70,000	71,217
MHP SE, 7.75%, 5/10/24(3)		51,000	51,709
Minerva Luxembourg SA, 6.50%, 9/20/26		126,000	124,992
Minerva Luxembourg SA, 5.875%, 1/19/28(3)		30,000	27,977
Pilgrim's Pride Corp., 5.75%, 3/15/25(3)		70,000	71,400
Post Holdings, Inc., 5.00%, 8/15/26(3)		40,000	40,000
			458,544
Gas Utilities — 0.3%
Andeavor Logistics LP / Tesoro Logistics Finance Corp., 6.25%, 10/15/22		9,000	9,281
Cheniere Corpus Christi Holdings LLC, 5.875%, 3/31/25		40,000	43,200
Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/27		20,000	20,900
China Resources Gas Group Ltd., MTN, 4.50%, 4/5/22		102,000	105,344
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.75%, 4/1/25		25,000	25,750
Enterprise Products Operating LLC, 4.85%, 3/15/44		220,000	232,521
Genesis Energy LP / Genesis Energy Finance Corp., 6.75%, 8/1/22		35,000	35,629
Genesis Energy LP / Genesis Energy Finance Corp., 5.625%, 6/15/24		20,000	19,962
Perusahaan Gas Negara Persero Tbk, 5.125%, 5/16/24		82,000	86,156
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22		160,000	161,611

Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	180,000	197,486
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	170,000	170,388
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23	45,000	45,225
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.125%, 2/1/25	20,000	20,600
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.00%, 1/15/28	30,000	29,549
		1,203,602
Health Care Equipment and Supplies — 0.1%
Becton Dickinson and Co., 3.73%, 12/15/24	120,000	122,024
Becton Dickinson and Co., 3.70%, 6/6/27	50,000	49,887
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.625%, 10/15/23(3)	70,000	54,950
Medtronic, Inc., 3.50%, 3/15/25	12,000	12,377
Medtronic, Inc., 4.375%, 3/15/35	190,000	204,393
		443,631
Health Care Providers and Services — 0.3%
Acadia Healthcare Co., Inc., 5.125%, 7/1/22	10,000	10,087
Aetna, Inc., 2.75%, 11/15/22	90,000	88,929
Anthem, Inc., 3.65%, 12/1/27	50,000	49,612
Anthem, Inc., 4.65%, 1/15/43	50,000	50,520
CHS / Community Health Systems, Inc., 5.125%, 8/1/21	20,000	19,800
CHS / Community Health Systems, Inc., 6.875%, 2/1/22	50,000	32,969
CHS / Community Health Systems, Inc., 6.25%, 3/31/23	20,000	19,550
CHS / Community Health Systems, Inc., VRN, 11.00%, 6/30/23(3)	10,000	8,150
CVS Health Corp., 3.50%, 7/20/22	110,000	111,393
CVS Health Corp., 4.30%, 3/25/28	130,000	131,071
CVS Health Corp., 4.78%, 3/25/38	60,000	58,528
CVS Health Corp., 5.05%, 3/25/48	70,000	69,313
DaVita, Inc., 5.125%, 7/15/24	35,000	35,087
DaVita, Inc., 5.00%, 5/1/25	30,000	29,466
Encompass Health Corp., 5.75%, 11/1/24	15,000	15,262
HCA, Inc., 5.00%, 3/15/24	70,000	74,192
HCA, Inc., 5.375%, 2/1/25	70,000	73,850
HCA, Inc., 4.50%, 2/15/27	45,000	46,264
Jaguar Holding Co. II / Pharmaceutical Product Development LLC, 6.375%, 8/1/23(3)	30,000	30,675
Northwell Healthcare, Inc., 4.26%, 11/1/47	40,000	40,142
Team Health Holdings, Inc., 6.375%, 2/1/25(3)	10,000	8,550
Tenet Healthcare Corp., 4.50%, 4/1/21	10,000	10,187
Tenet Healthcare Corp., 8.125%, 4/1/22	35,000	37,475
Tenet Healthcare Corp., 6.75%, 6/15/23	40,000	40,950
Tenet Healthcare Corp., 5.125%, 5/1/25	50,000	50,562
UnitedHealth Group, Inc., 2.875%, 3/15/22	120,000	120,553
UnitedHealth Group, Inc., 3.75%, 7/15/25	50,000	52,025
UnitedHealth Group, Inc., 4.25%, 3/15/43	80,000	82,062
		1,397,224
Hotels, Restaurants and Leisure — 0.2%
1011778 BC ULC / New Red Finance, Inc., 4.625%, 1/15/22(3)	50,000	50,281
1011778 BC ULC / New Red Finance, Inc., 5.00%, 10/15/25(3)	30,000	29,813
Boyd Gaming Corp., 6.875%, 5/15/23	10,000	10,400
Boyd Gaming Corp., 6.375%, 4/1/26	25,000	26,406
Eldorado Resorts, Inc., 7.00%, 8/1/23	35,000	36,662

Golden Nugget, Inc., 6.75%, 10/15/24(3)		30,000	30,750
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24		110,000	110,423
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 4.625%, 4/1/25		20,000	20,300
International Game Technology plc, 6.25%, 2/15/22(3)		25,000	26,188
Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp., 6.75%, 11/15/21(3)		20,000	20,675
McDonald's Corp., MTN, 3.375%, 5/26/25		60,000	61,128
McDonald's Corp., MTN, 4.70%, 12/9/35		40,000	42,889
MGM Resorts International, 6.00%, 3/15/23		30,000	32,100
MGM Resorts International, 4.625%, 9/1/26		10,000	9,947
Penn National Gaming, Inc., 5.625%, 1/15/27(3)		35,000	34,650
Rivers Pittsburgh Borrower LP / Rivers Pittsburgh Finance Corp., 6.125%, 8/15/21(3)		10,000	10,150
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22		60,000	64,432
Scientific Games International, Inc., 6.25%, 9/1/20		15,000	15,113
Scientific Games International, Inc., 10.00%, 12/1/22		11,000	11,619
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.50%, 3/1/25(3)		55,000	55,670
Yum! Brands, Inc., 3.75%, 11/1/21		25,000	25,063
			724,659
Household Durables — 0.1%
Beazer Homes USA, Inc., 7.25%, 2/1/23		2,000	1,955
Beazer Homes USA, Inc., 5.875%, 10/15/27		20,000	18,150
Lennar Corp., 4.75%, 4/1/21		70,000	71,439
Meritage Homes Corp., 5.125%, 6/6/27		40,000	39,600
PulteGroup, Inc., 5.50%, 3/1/26		20,000	21,175
Shea Homes LP / Shea Homes Funding Corp., 5.875%, 4/1/23(3)		20,000	20,100
Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc., 5.625%, 3/1/24(3)		55,000	55,825
Toll Brothers Finance Corp., 4.35%, 2/15/28		80,000	76,800
William Lyon Homes, Inc., 5.875%, 1/31/25		25,000	24,375
			329,419
Household Products†
Energizer Holdings, Inc., 5.50%, 6/15/25(3)		25,000	25,328
Spectrum Brands, Inc., 5.75%, 7/15/25		40,000	41,050
			66,378
Independent Power and Renewable Electricity Producers†
Calpine Corp., 5.375%, 1/15/23		35,000	35,350
NRG Energy, Inc., 6.25%, 5/1/24		10,000	10,341
Vistra Energy Corp., 7.375%, 11/1/22		47,000	48,727
			94,418
Insurance — 1.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 5.00%, 10/1/21		150,000	156,059
Allianz SE, VRN, 3.375%, 9/18/24	EUR	200,000	242,546
American International Group, Inc., 4.125%, 2/15/24		$240,000	250,721
American International Group, Inc., 4.50%, 7/16/44		70,000	68,630
Assicurazioni Generali SpA, VRN, 6.42%, 2/8/22	GBP	50,000	68,560
AXA SA, 7.125%, 12/15/20	GBP	110,000	156,350
AXA SA, MTN, VRN, 3.375%, 7/6/47	EUR	200,000	244,159
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22		$90,000	91,345
Berkshire Hathaway Finance Corp., 4.20%, 8/15/48		110,000	114,153
Chubb INA Holdings, Inc., 3.15%, 3/15/25		120,000	121,486
Chubb INA Holdings, Inc., 3.35%, 5/3/26		60,000	61,123

CNP Assurances, VRN, 4.00%, 11/18/24	EUR	100,000	122,238
Credit Agricole Assurances SA, VRN, 4.25%, 1/13/25	EUR	100,000	121,286
Fiore Capital LLC, VRDN, 2.50%, 5/7/19 (LOC: Wells Fargo Bank N.A.)		$1,500,000	1,500,000
Genworth Holdings, Inc., 7.625%, 9/24/21		20,000	19,600
Hartford Financial Services Group, Inc. (The), 5.95%, 10/15/36		30,000	35,365
Intesa Sanpaolo Vita SpA, VRN, 4.75%, 12/17/24	EUR	200,000	233,048
Markel Corp., 4.90%, 7/1/22		$120,000	126,473
MetLife, Inc., 4.125%, 8/13/42		9,000	9,161
MetLife, Inc., 4.875%, 11/13/43		70,000	78,763
Metropolitan Life Global Funding I, 3.00%, 1/10/23(3)		100,000	100,496
Principal Financial Group, Inc., 3.30%, 9/15/22		50,000	50,643
Prudential Financial, Inc., 3.94%, 12/7/49		166,000	162,794
WR Berkley Corp., 4.625%, 3/15/22		80,000	83,770
			4,218,769
Interactive Media and Services — 0.1%
Rackspace Hosting, Inc., 8.625%, 11/15/24(3)		45,000	42,075
Tencent Holdings Ltd., 3.80%, 2/11/25(3)		61,000	62,224
Tencent Holdings Ltd., 3.60%, 1/19/28(3)		150,000	147,939
			252,238
Internet and Direct Marketing Retail — 0.1%
Alibaba Group Holding Ltd., 2.80%, 6/6/23		140,000	138,569
JD.com, Inc., 3.875%, 4/29/26		102,000	100,315
			238,884
IT Services — 0.1%
Fidelity National Information Services, Inc., 3.00%, 8/15/26		90,000	87,139
First Data Corp., 5.75%, 1/15/24(3)		5,000	5,172
International Business Machines Corp., 1.75%, 3/7/28	EUR	100,000	122,009
			214,320
Life Sciences Tools and Services — 0.1%
IQVIA, Inc., 4.875%, 5/15/23(3)		$30,000	30,637
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21		93,000	94,615
Thermo Fisher Scientific, Inc., 3.30%, 2/15/22		35,000	35,490
Thermo Fisher Scientific, Inc., 5.30%, 2/1/44		60,000	69,211
			229,953
Marine†
Martin Midstream Partners LP / Martin Midstream Finance Corp., 7.25%, 2/15/21		30,000	29,550
Media — 0.5%
Altice Financing SA, 6.625%, 2/15/23(3)		70,000	71,925
AMC Networks, Inc., 4.75%, 8/1/25		100,000	99,709
CBS Corp., 4.85%, 7/1/42		50,000	49,780
CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, 9/30/22		170,000	173,081
CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, 2/15/26(3)		85,000	89,144
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/27(3)		30,000	30,525
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, 7/23/25		290,000	307,863
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/45		20,000	22,749
Comcast Corp., 6.40%, 5/15/38		110,000	141,622
Comcast Corp., 4.75%, 3/1/44		120,000	130,777
CSC Holdings LLC, 6.75%, 11/15/21		45,000	48,263
CSC Holdings LLC, 6.625%, 10/15/25(3)		50,000	53,250

CSC Holdings LLC, 5.50%, 5/15/26(3)		25,000	25,734
Digicel Ltd., 6.00%, 4/15/21		61,000	54,137
DISH DBS Corp., 6.75%, 6/1/21		25,000	25,842
DISH DBS Corp., 5.00%, 3/15/23		15,000	13,800
DISH DBS Corp., 5.875%, 11/15/24		55,000	47,644
Gray Television, Inc., 5.125%, 10/15/24(3)		25,000	25,500
Gray Television, Inc., 5.875%, 7/15/26(3)		40,000	41,325
Lamar Media Corp., 5.00%, 5/1/23		30,000	30,525
Lamar Media Corp., 5.375%, 1/15/24		100,000	102,875
Liquid Telecommunications Financing plc, 8.50%, 7/13/22(3)		50,000	50,721
Myriad International Holdings BV, 6.00%, 7/18/20		61,000	63,040
Nexstar Broadcasting, Inc., 5.625%, 8/1/24(3)		25,000	25,443
Sinclair Television Group, Inc., 5.625%, 8/1/24(3)		30,000	30,404
Sirius XM Radio, Inc., 4.625%, 5/15/23(3)		15,000	15,206
Sirius XM Radio, Inc., 5.375%, 4/15/25(3)		50,000	51,438
TEGNA, Inc., 5.50%, 9/15/24(3)		30,000	30,900
Univision Communications, Inc., 5.125%, 2/15/25(3)		45,000	42,469
Warner Media LLC, 2.95%, 7/15/26		80,000	76,796
Warner Media LLC, 3.80%, 2/15/27		100,000	100,677
WPP Finance 2013, MTN, 3.00%, 11/20/23	EUR	100,000	125,140
			2,198,304
Metals and Mining — 0.2%
Alcoa Nederland Holding BV, 6.75%, 9/30/24(3)		$20,000	21,200
Allegheny Technologies, Inc., 5.95%, 1/15/21		45,000	46,125
ArcelorMittal, 5.50%, 3/1/21		60,000	62,703
Cleveland-Cliffs, Inc., 5.75%, 3/1/25		50,000	49,812
First Quantum Minerals Ltd., 7.25%, 4/1/23		50,000	49,563
First Quantum Minerals Ltd., 6.50%, 3/1/24(3)		110,000	104,225
Freeport-McMoRan, Inc., 3.55%, 3/1/22		55,000	54,656
Freeport-McMoRan, Inc., 5.40%, 11/14/34		40,000	37,750
Nexa Resources SA, 5.375%, 5/4/27		92,000	95,933
Novelis Corp., 5.875%, 9/30/26(3)		55,000	56,031
Steel Dynamics, Inc., 5.25%, 4/15/23		30,000	30,525
Vedanta Resources Ltd., 6.125%, 8/9/24(3)		87,000	78,861
			687,384
Multi-Utilities — 0.3%
Abu Dhabi National Energy Co. PJSC, 5.875%, 12/13/21(3)		82,000	87,751
Abu Dhabi National Energy Co. PJSC, 3.625%, 1/12/23(3)		61,000	61,707
AmeriGas Partners LP / AmeriGas Finance Corp., 5.875%, 8/20/26		25,000	26,248
Berkshire Hathaway Energy Co., 3.50%, 2/1/25		80,000	82,184
Berkshire Hathaway Energy Co., 3.80%, 7/15/48		70,000	67,178
Centrica plc, VRN, 5.25%, 4/10/75	GBP	100,000	133,142
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43		$60,000	59,547
Dominion Energy, Inc., 2.75%, 9/15/22		80,000	79,532
Dominion Energy, Inc., 4.90%, 8/1/41		70,000	74,955
Exelon Generation Co. LLC, 4.25%, 6/15/22		60,000	62,237
Exelon Generation Co. LLC, 5.60%, 6/15/42		40,000	42,703
Florida Power & Light Co., 3.95%, 3/1/48		50,000	51,280
Israel Electric Corp. Ltd., 6.875%, 6/21/23(3)		41,000	46,015

KazTransGas JSC, 4.375%, 9/26/27(3)	82,000	81,265
Listrindo Capital BV, 4.95%, 9/14/26	41,000	39,729
MidAmerican Energy Co., 4.40%, 10/15/44	40,000	43,206
NiSource, Inc., 5.65%, 2/1/45	70,000	82,111
Potomac Electric Power Co., 3.60%, 3/15/24	70,000	72,052
Sempra Energy, 2.875%, 10/1/22	130,000	129,179
Sempra Energy, 3.25%, 6/15/27	80,000	77,295
Sempra Energy, 4.00%, 2/1/48	40,000	36,962
Southwestern Public Service Co., 3.70%, 8/15/47	30,000	28,686
		1,464,964
Oil, Gas and Consumable Fuels — 1.1%
Antero Resources Corp., 5.125%, 12/1/22	95,000	95,712
Antero Resources Corp., 5.00%, 3/1/25	40,000	39,600
Apache Corp., 4.75%, 4/15/43	50,000	48,050
BP Capital Markets America, Inc., 4.50%, 10/1/20	40,000	41,006
Calumet Specialty Products Partners LP / Calumet Finance Corp., 6.50%, 4/15/21	25,000	24,250
Chesapeake Energy Corp., 8.00%, 1/15/25	30,000	30,525
Cimarex Energy Co., 4.375%, 6/1/24	100,000	104,014
CNOOC Finance 2013 Ltd., 3.00%, 5/9/23	102,000	101,147
CNX Resources Corp., 5.875%, 4/15/22	33,000	33,041
Concho Resources, Inc., 4.375%, 1/15/25	120,000	123,866
Denbury Resources, Inc., 9.00%, 5/15/21(3)	10,000	10,200
Denbury Resources, Inc., 4.625%, 7/15/23	15,000	10,312
Diamondback Energy, Inc., 4.75%, 11/1/24	25,000	25,625
Ecopetrol SA, 5.875%, 5/28/45	130,000	135,089
Enbridge, Inc., 4.00%, 10/1/23	70,000	72,542
Encana Corp., 6.50%, 2/1/38	60,000	71,290
Energy Transfer Operating LP, 4.15%, 10/1/20	110,000	111,685
Energy Transfer Operating LP, 3.60%, 2/1/23	14,000	14,072
Energy Transfer Operating LP, 4.25%, 3/15/23	80,000	82,159
Energy Transfer Operating LP, 5.50%, 6/1/27	35,000	38,052
Energy Transfer Operating LP, 6.50%, 2/1/42	80,000	90,554
EOG Resources, Inc., 5.625%, 6/1/19	110,000	110,231
EP Energy LLC / Everest Acquisition Finance, Inc., 8.00%, 11/29/24(3)	20,000	13,700
Exxon Mobil Corp., 3.04%, 3/1/26	50,000	50,280
Gazprom OAO Via Gaz Capital SA, 6.51%, 3/7/22(3)	56,000	60,333
Gazprom OAO Via Gaz Capital SA, 7.29%, 8/16/37(3)	56,000	67,152
Gran Tierra Energy International Holdings Ltd., 6.25%, 2/15/25(3)	80,000	77,100
Gulfport Energy Corp., 6.00%, 10/15/24	15,000	13,228
Gulfport Energy Corp., 6.375%, 5/15/25	25,000	22,156
Hess Corp., 6.00%, 1/15/40	80,000	85,617
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	200,000	237,683
Laredo Petroleum, Inc., 6.25%, 3/15/23	10,000	9,275
Marathon Oil Corp., 3.85%, 6/1/25	50,000	50,636
MEG Energy Corp., 6.50%, 1/15/25(3)	25,000	25,219
MPLX LP, 4.875%, 12/1/24	25,000	26,711
MPLX LP, 4.875%, 6/1/25	160,000	170,513
MPLX LP, 4.50%, 4/15/38	40,000	38,496
MPLX LP, 5.20%, 3/1/47	20,000	20,649

Murphy Oil Corp., 4.45%, 12/1/22		30,000	30,117
Newfield Exploration Co., 5.75%, 1/30/22		150,000	160,055
Newfield Exploration Co., 5.375%, 1/1/26		10,000	10,806
Noble Energy, Inc., 4.15%, 12/15/21		120,000	122,989
Oasis Petroleum, Inc., 6.875%, 3/15/22		40,000	40,250
Parsley Energy LLC / Parsley Finance Corp., 5.375%, 1/15/25(3)		40,000	40,960
Petrobras Global Finance BV, 5.75%, 2/1/29		150,000	150,750
Petrobras Global Finance BV, 7.25%, 3/17/44		70,000	74,209
Petroleos Mexicanos, 6.50%, 3/13/27		55,000	55,847
Phillips 66, 4.30%, 4/1/22		160,000	166,787
PTTEP Treasury Center Co. Ltd., VRN, 4.875%, 6/18/19		82,000	81,633
QEP Resources, Inc., 5.375%, 10/1/22		50,000	49,375
Range Resources Corp., 5.00%, 8/15/22		45,000	44,747
Ras Laffan Liquefied Natural Gas Co. Ltd. II, 5.30%, 9/30/20		13,678	13,854
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 6.75%, 9/30/19(3)		184,000	185,989
Reliance Industries Ltd., 4.125%, 1/28/25		133,000	136,385
Shell International Finance BV, 2.375%, 8/21/22		100,000	99,253
Shell International Finance BV, 3.625%, 8/21/42		120,000	116,745
SM Energy Co., 5.00%, 1/15/24		25,000	23,547
Southwestern Energy Co., 6.20%, 1/23/25		35,000	34,585
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.50%, 6/1/24		60,000	59,850
Total Capital Canada Ltd., 2.75%, 7/15/23		10,000	10,011
TOTAL SA, MTN, VRN, 2.25%, 2/26/21	EUR	100,000	115,945
Tullow Oil plc, 7.00%, 3/1/25(3)		$100,000	102,250
Whiting Petroleum Corp., 5.75%, 3/15/21		30,000	30,891
Williams Cos., Inc. (The), 4.125%, 11/15/20		20,000	20,320
Williams Cos., Inc. (The), 4.55%, 6/24/24		170,000	179,257
Williams Cos., Inc. (The), 5.10%, 9/15/45		90,000	92,456
WPX Energy, Inc., 6.00%, 1/15/22		45,000	47,025
			4,678,658
Pharmaceuticals — 0.2%
Allergan Finance LLC, 3.25%, 10/1/22		190,000	189,877
Allergan Funding SCS, 3.85%, 6/15/24		80,000	81,380
Allergan Funding SCS, 4.55%, 3/15/35		80,000	78,833
Bausch Health Cos., Inc., 5.50%, 3/1/23(3)		65,000	65,487
Bausch Health Cos., Inc., 7.00%, 3/15/24(3)		15,000	15,844
Bausch Health Cos., Inc., 6.125%, 4/15/25(3)		85,000	86,275
Horizon Pharma USA, Inc., 6.625%, 5/1/23		9,000	9,276
Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21		80,000	79,094
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/1/26		40,000	33,587
Teva Pharmaceutical Finance Netherlands III BV, 6.75%, 3/1/28		100,000	103,090
			742,743
Road and Rail — 0.2%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20		142,000	143,512
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41		90,000	103,260
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43		16,000	17,368
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45		40,000	41,652
CSX Corp., 3.40%, 8/1/24		110,000	113,011
CSX Corp., 3.25%, 6/1/27		50,000	49,808

Park Aerospace Holdings Ltd., 5.25%, 8/15/22(3)	20,000	20,872
Rumo Luxembourg Sarl, 7.375%, 2/9/24	70,000	74,984
Union Pacific Corp., 4.75%, 9/15/41	120,000	128,384
		692,851
Semiconductors and Semiconductor Equipment†
Sensata Technologies BV, 5.00%, 10/1/25(3)	20,000	20,600
Software — 0.2%
Infor US, Inc., 6.50%, 5/15/22	60,000	61,294
Microsoft Corp., 2.70%, 2/12/25	210,000	209,654
Microsoft Corp., 3.45%, 8/8/36	50,000	49,768
Microsoft Corp., 4.25%, 2/6/47	160,000	175,354
Oracle Corp., 2.50%, 10/15/22	200,000	198,720
Oracle Corp., 3.625%, 7/15/23	60,000	62,052
Oracle Corp., 2.65%, 7/15/26	180,000	174,631
		931,473
Specialty Retail — 0.2%
Herc Rentals, Inc., 7.50%, 6/1/22(3)	16,000	16,680
Hertz Corp. (The), 6.25%, 10/15/22	40,000	39,000
Home Depot, Inc. (The), 3.75%, 2/15/24	70,000	73,217
Home Depot, Inc. (The), 5.95%, 4/1/41	180,000	230,122
L Brands, Inc., 5.625%, 2/15/22	40,000	41,650
Party City Holdings, Inc., 6.125%, 8/15/23(3)	25,000	25,437
PetSmart, Inc., 5.875%, 6/1/25(3)	10,000	9,113
Sally Holdings LLC / Sally Capital, Inc., 5.50%, 11/1/23	10,000	10,081
Sonic Automotive, Inc., 5.00%, 5/15/23	25,000	24,813
United Rentals North America, Inc., 4.625%, 7/15/23	105,000	107,100
United Rentals North America, Inc., 5.75%, 11/15/24	20,000	20,610
United Rentals North America, Inc., 5.50%, 7/15/25	45,000	46,710
United Rentals North America, Inc., 5.50%, 5/15/27	15,000	15,488
		660,021
Technology Hardware, Storage and Peripherals — 0.2%
Apple, Inc., 2.50%, 2/9/25	220,000	215,786
Apple, Inc., 2.45%, 8/4/26	80,000	77,144
Apple, Inc., 3.20%, 5/11/27	100,000	100,783
Apple, Inc., 2.90%, 9/12/27	50,000	49,225
Dell International LLC / EMC Corp., 7.125%, 6/15/24(3)	70,000	74,057
Dell International LLC / EMC Corp., 6.02%, 6/15/26(3)	280,000	303,533
Hewlett Packard Enterprise Co., 3.60%, 10/15/20	170,000	171,649
NCR Corp., 5.00%, 7/15/22	20,000	20,125
Western Digital Corp., 4.75%, 2/15/26	20,000	19,350
		1,031,652
Textiles, Apparel and Luxury Goods†
Hanesbrands, Inc., 4.625%, 5/15/24(3)	65,000	65,975
Trading Companies and Distributors†
Beacon Roofing Supply, Inc., 4.875%, 11/1/25(3)	30,000	28,950
Wireless Telecommunication Services — 0.1%
C&W Senior Financing DAC, 6.875%, 9/15/27(3)	97,000	97,581
GTH Finance BV, 7.25%, 4/26/23(3)	121,000	131,357
Millicom International Cellular SA, 5.125%, 1/15/28(3)	102,000	100,470

MTN Mauritius Investments Ltd., 4.76%, 11/11/24(3)		80,000	77,497
Sprint Corp., 7.25%, 9/15/21		85,000	89,250
Sprint Corp., 7.875%, 9/15/23		35,000	36,488
Sprint Corp., 7.125%, 6/15/24		70,000	70,328
T-Mobile USA, Inc., 6.375%, 3/1/25		30,000	31,266
T-Mobile USA, Inc., 6.50%, 1/15/26		10,000	10,722
			644,959
TOTAL CORPORATE BONDS (Cost $53,084,878)			53,592,032
SOVEREIGN GOVERNMENTS AND AGENCIES — 6.0%
Australia — 0.2%
Australia Government Bond, 2.75%, 4/21/24	AUD	1,012,000	760,170
New South Wales Treasury Corp., 3.00%, 3/20/28	AUD	285,000	213,928
			974,098
Austria — 0.1%
Republic of Austria Government Bond, 3.40%, 11/22/22(3)	EUR	126,000	160,771
Republic of Austria Government Bond, 0.75%, 10/20/26(3)	EUR	140,000	165,636
Republic of Austria Government Bond, 4.15%, 3/15/37(3)	EUR	101,000	177,657
			504,064
Belgium†
Kingdom of Belgium Government Bond, 4.25%, 3/28/41(3)	EUR	47,000	83,438
Canada — 0.4%
Canadian Government Bond, 3.75%, 6/1/19	CAD	348,000	260,191
Province of British Columbia Canada, 3.25%, 12/18/21	CAD	302,000	234,037
Province of British Columbia Canada, 2.85%, 6/18/25	CAD	684,000	533,277
Province of Quebec Canada, 3.00%, 9/1/23	CAD	460,000	358,654
Province of Quebec Canada, 5.75%, 12/1/36	CAD	325,000	344,175
Province of Quebec Canada, 5.00%, 12/1/41	CAD	33,000	33,675
Province of Quebec Canada, 3.50%, 12/1/48	CAD	102,000	86,863
			1,850,872
Colombia†
Colombia Government International Bond, 7.375%, 9/18/37		$100,000	130,625
Czech Republic†
Czech Republic Government Bond, 4.70%, 9/12/22	CZK	2,100,000	101,037
Denmark†
Denmark Government Bond, 0.50%, 11/15/27	DKK	517,000	81,648
Denmark Government Bond, 4.50%, 11/15/39	DKK	260,000	70,260
			151,908
Finland — 0.1%
Finland Government Bond, 4.00%, 7/4/25(3)	EUR	173,000	244,577
France — 0.5%
French Republic Government Bond OAT, 1.75%, 11/25/24	EUR	1,030,570	1,282,002
French Republic Government Bond OAT, 5.50%, 4/25/29	EUR	217,176	368,440
French Republic Government Bond OAT, 3.25%, 5/25/45	EUR	358,000	582,456
			2,232,898
Germany — 0.6%
Bundesrepublik Deutschland Bundesanleihe, 0.50%, 2/15/25	EUR	155,000	182,767
Bundesrepublik Deutschland Bundesanleihe, 0.00%, 8/15/26(5)	EUR	428,000	488,512
Bundesrepublik Deutschland Bundesanleihe, 0.25%, 2/15/27	EUR	923,000	1,071,663
Bundesrepublik Deutschland Bundesanleihe, 4.75%, 7/4/28	EUR	181,000	293,638

Bundesrepublik Deutschland Bundesanleihe, 4.75%, 7/4/40	EUR	176,000	368,412
Bundesrepublik Deutschland Bundesanleihe, 2.50%, 7/4/44	EUR	136,000	220,965
			2,625,957
Indonesia — 0.1%
Indonesia Treasury Bond, 8.375%, 9/15/26	IDR	3,000,000,000	221,018
Ireland — 0.1%
Ireland Government Bond, 3.40%, 3/18/24	EUR	196,000	258,170
Italy — 0.5%
Italy Buoni Poliennali Del Tesoro, 1.50%, 6/1/25	EUR	263,000	289,108
Italy Buoni Poliennali Del Tesoro, 2.00%, 12/1/25	EUR	971,000	1,094,759
Italy Buoni Poliennali Del Tesoro, 4.75%, 9/1/44(3)	EUR	499,000	686,659
Italy Buoni Poliennali Del Tesoro, 3.45%, 3/1/48(3)	EUR	295,000	335,974
			2,406,500
Japan — 1.8%
Japan Government Ten Year Bond, 0.80%, 6/20/23	JPY	31,500,000	294,223
Japan Government Thirty Year Bond, 2.40%, 3/20/37	JPY	161,750,000	1,985,187
Japan Government Thirty Year Bond, 2.00%, 9/20/41	JPY	154,250,000	1,849,732
Japan Government Thirty Year Bond, 1.40%, 12/20/45	JPY	39,200,000	430,995
Japan Government Twenty Year Bond, 2.10%, 12/20/26	JPY	313,550,000	3,300,760
			7,860,897
Malaysia†
Malaysia Government Bond, 3.96%, 9/15/25	MYR	785,000	191,647
Mexico — 0.2%
Mexican Bonos, 6.50%, 6/9/22	MXN	7,800,000	395,226
Mexico Government International Bond, 4.15%, 3/28/27		$400,000	406,120
			801,346
Netherlands — 0.2%
Netherlands Government Bond, 0.00%, 1/15/22(3)(5)	EUR	95,000	108,091
Netherlands Government Bond, 0.50%, 7/15/26(3)	EUR	401,000	470,347
Netherlands Government Bond, 2.75%, 1/15/47(3)	EUR	63,000	107,288
			685,726
Norway — 0.1%
Norway Government Bond, 2.00%, 5/24/23(3)	NOK	360,000	42,651
Norway Government Bond, 1.75%, 2/17/27(3)	NOK	1,510,000	176,470
			219,121
Peru — 0.1%
Peru Government Bond, 6.15%, 8/12/32(3)	PEN	1,059,000	337,820
Poland†
Republic of Poland Government Bond, 4.00%, 10/25/23	PLN	650,000	182,973
Russia†
Russian Federal Bond - OFZ, 7.05%, 1/19/28	RUB	4,500,000	65,877
Singapore — 0.1%
Singapore Government Bond, 3.125%, 9/1/22	SGD	288,000	219,996
South Africa†
Republic of South Africa Government International Bond, 5.50%, 3/9/20		$75,000	76,243
Spain — 0.1%
Spain Government Bond, 4.40%, 10/31/23(3)	EUR	5,000	6,716
Spain Government Bond, 1.60%, 4/30/25(3)	EUR	164,000	198,402
Spain Government Bond, 5.15%, 10/31/28(3)	EUR	16,000	24,892

Spain Government Bond, 5.15%, 10/31/44(3)	EUR	30,000	54,728
			284,738
Switzerland — 0.1%
Swiss Confederation Government Bond, 1.25%, 5/28/26	CHF	253,000	279,530
Swiss Confederation Government Bond, 2.50%, 3/8/36	CHF	89,000	123,113
			402,643
Thailand — 0.1%
Thailand Government Bond, 3.625%, 6/16/23	THB	3,450,000	114,864
Thailand Government Bond, 3.85%, 12/12/25	THB	9,350,000	321,201
			436,065
United Kingdom — 0.6%
United Kingdom Gilt, 1.75%, 9/7/22	GBP	123,000	165,471
United Kingdom Gilt, 1.50%, 7/22/26	GBP	521,000	703,574
United Kingdom Gilt, 4.50%, 12/7/42	GBP	403,000	815,500
United Kingdom Gilt, 4.25%, 12/7/49	GBP	137,000	289,211
United Kingdom Gilt, 4.25%, 12/7/55	GBP	192,000	433,182
			2,406,938
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $25,136,114)			25,957,192
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 5.4%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.6%
FHLMC, VRN, 4.68%, (1-year H15T1Y plus 2.25%), 9/1/35		$122,326	128,912
FHLMC, VRN, 4.59%, (12-month LIBOR plus 1.87%), 7/1/36		8,974	9,419
FHLMC, VRN, 4.45%, (1-year H15T1Y plus 2.14%), 10/1/36		31,202	32,796
FHLMC, VRN, 4.72%, (1-year H15T1Y plus 2.25%), 4/1/37		77,919	82,002
FHLMC, VRN, 4.14%, (12-month LIBOR plus 1.78%), 9/1/40		45,270	47,046
FHLMC, VRN, 4.31%, (12-month LIBOR plus 1.88%), 5/1/41		12,715	13,286
FHLMC, VRN, 3.69%, (12-month LIBOR plus 1.89%), 7/1/41		32,785	33,589
FHLMC, VRN, 4.08%, (12-month LIBOR plus 1.87%), 7/1/41		58,942	61,221
FHLMC, VRN, 4.70%, (12-month LIBOR plus 1.64%), 2/1/43		37,321	38,673
FHLMC, VRN, 4.25%, (12-month LIBOR plus 1.62%), 6/1/43		345	356
FHLMC, VRN, 4.27%, (12-month LIBOR plus 1.65%), 6/1/43		15,866	16,416
FHLMC, VRN, 2.36%, (12-month LIBOR plus 1.63%), 8/1/46		384,237	384,433
FHLMC, VRN, 3.07%, (12-month LIBOR plus 1.64%), 9/1/47		290,433	294,000
FNMA, VRN, 4.24%, (6-month LIBOR plus 1.57%), 6/1/35		107,502	111,329
FNMA, VRN, 4.24%, (6-month LIBOR plus 1.57%), 6/1/35		59,651	61,685
FNMA, VRN, 4.25%, (6-month LIBOR plus 1.57%), 6/1/35		96,350	99,766
FNMA, VRN, 4.27%, (6-month LIBOR plus 1.57%), 6/1/35		42,937	44,414
FNMA, VRN, 4.35%, (6-month LIBOR plus 1.54%), 9/1/35		9,649	9,989
FNMA, VRN, 4.52%, (1-year H15T1Y plus 2.16%), 3/1/38		61,662	64,781
FNMA, VRN, 4.82%, (12-month LIBOR plus 1.69%), 1/1/40		13,965	14,736
FNMA, VRN, 4.69%, (12-month LIBOR plus 1.79%), 3/1/40		26,407	27,772
FNMA, VRN, 3.62%, (12-month LIBOR plus 1.79%), 8/1/40		75,035	77,567
FNMA, VRN, 3.92%, (12-month LIBOR plus 1.77%), 10/1/40		61,565	63,615
FNMA, VRN, 3.32%, (12-month LIBOR plus 1.82%), 9/1/41		63,455	64,682
FNMA, VRN, 2.71%, (12-month LIBOR plus 1.72%), 4/1/42		13,137	13,218
FNMA, VRN, 2.60%, (12-month LIBOR plus 1.60%), 4/1/46		98,592	98,937
FNMA, VRN, 3.19%, (12-month LIBOR plus 1.61%), 3/1/47		244,386	246,795
FNMA, VRN, 3.20%, (12-month LIBOR plus 1.61%), 3/1/47		72,306	73,047
FNMA, VRN, 3.17%, (12-month LIBOR plus 1.61%), 4/1/47		159,936	161,687

FNMA, VRN, 3.26%, (12-month LIBOR plus 1.62%), 5/1/47	311,590	316,570
		2,692,739
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 4.8%
FHLMC, 8.00%, 7/1/30	1,923	2,257
FHLMC, 6.50%, 5/1/31	7,259	8,009
FHLMC, 5.50%, 12/1/33	65,967	72,535
FHLMC, 5.50%, 1/1/38	99,826	109,669
FHLMC, 6.00%, 2/1/38	120,677	134,075
FHLMC, 6.00%, 11/1/38	86,008	95,535
FNMA, 4.50% TBA	1,956,000	2,035,441
FNMA, 5.00%, 9/1/20	22,770	23,224
FNMA, 7.00%, 6/1/26	229	249
FNMA, 6.50%, 6/1/29	9,172	10,101
FNMA, 7.00%, 7/1/29	550	553
FNMA, 7.00%, 3/1/30	3,618	3,899
FNMA, 7.50%, 9/1/30	2,318	2,718
FNMA, 6.50%, 9/1/31	16,805	18,514
FNMA, 7.00%, 9/1/31	5,553	6,000
FNMA, 6.50%, 1/1/32	3,538	3,899
FNMA, 5.50%, 6/1/33	54,901	60,033
FNMA, 5.50%, 8/1/33	243,449	267,261
FNMA, 5.50%, 9/1/33	72,419	79,718
FNMA, 5.00%, 11/1/33	248,493	266,739
FNMA, 5.50%, 1/1/34	233,203	256,660
FNMA, 3.50%, 3/1/34	179,123	183,312
FNMA, 4.50%, 9/1/35	129,769	137,679
FNMA, 5.00%, 2/1/36	215,290	232,205
FNMA, 5.50%, 4/1/36	37,125	40,887
FNMA, 5.00%, 10/1/36	24,816	26,249
FNMA, 5.50%, 12/1/36	76,353	83,999
FNMA, 5.50%, 1/1/37	242,830	267,462
FNMA, 6.50%, 8/1/37	79,304	86,357
FNMA, 5.00%, 4/1/40	445,211	479,058
FNMA, 4.00%, 1/1/41	647,462	675,228
FNMA, 5.00%, 6/1/41	358,038	384,609
FNMA, 4.50%, 7/1/41	329,591	349,348
FNMA, 4.50%, 9/1/41	749,917	794,793
FNMA, 4.50%, 9/1/41	247,789	262,249
FNMA, 4.00%, 12/1/41	606,381	631,618
FNMA, 4.00%, 1/1/42	375,218	388,514
FNMA, 3.50%, 5/1/42	778,479	792,008
FNMA, 3.50%, 6/1/42	486,194	495,395
FNMA, 3.00%, 11/1/42	928,225	922,633
FNMA, 3.50%, 5/1/45	560,179	568,505
FNMA, 3.50%, 2/1/46	1,420,714	1,441,754
FNMA, 3.00%, 11/1/46	494,815	489,720
FNMA, 6.50%, 8/1/47	13,156	14,034
FNMA, 6.50%, 9/1/47	18,706	19,864
FNMA, 6.50%, 9/1/47	899	956

FNMA, 6.50%, 9/1/47	9,834	10,444
FNMA, 3.00%, 4/1/48	483,418	479,314
FNMA, 4.00%, 6/1/48	2,898,436	2,983,391
GNMA, 3.00% TBA	1,100,000	1,097,551
GNMA, 7.00%, 1/15/24	678	704
GNMA, 8.00%, 7/15/24	3,327	3,417
GNMA, 8.00%, 9/15/24	1,046	1,046
GNMA, 9.00%, 4/20/25	479	521
GNMA, 7.00%, 9/15/25	5,116	5,195
GNMA, 7.50%, 10/15/25	3,439	3,481
GNMA, 7.50%, 2/15/26	8,310	8,892
GNMA, 8.25%, 7/15/26	21,449	21,727
GNMA, 7.00%, 12/15/27	12,534	12,585
GNMA, 6.50%, 2/15/28	1,990	2,168
GNMA, 6.50%, 3/15/28	8,017	8,736
GNMA, 6.50%, 4/15/28	932	1,016
GNMA, 6.00%, 10/15/28	15,490	16,858
GNMA, 7.00%, 5/15/31	5,356	6,103
GNMA, 5.50%, 11/15/32	35,959	39,714
GNMA, 6.50%, 10/15/38	407,423	462,802
GNMA, 4.50%, 5/20/41	346,043	364,090
GNMA, 4.50%, 6/15/41	197,196	208,872
GNMA, 4.00%, 12/15/41	714,407	741,233
GNMA, 3.50%, 6/20/42	299,425	305,880
GNMA, 3.50%, 7/20/42	228,316	233,027
GNMA, 3.50%, 4/20/45	92,620	94,384
GNMA, 2.50%, 7/20/46	147,635	143,774
GNMA, 2.50%, 8/20/46	461,502	449,428
GNMA, 2.50%, 2/20/47	49,250	47,960
		20,979,838
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $23,602,777)		23,672,577
MUNICIPAL SECURITIES — 3.3%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	105,000	146,184
Calcasieu Parish Public Trust Authority Rev., (WPT Corp.), VRDN, 2.20%, 5/7/19 (LOC: Bank of America N.A.)	1,600,000	1,600,000
Chicago Midway International Airport Rev., VRDN, 2.31%, 5/7/19 (LOC: Bank of Montreal)	1,465,000	1,465,000
Illinois Housing Development Authority Rev., VRDN, 2.50%, 5/7/19 (LIQ FAC: FHLB)	2,150,000	2,150,000
Kansas City Rev., VRDN, 2.43%, 5/7/19 (LOC: JPMorgan Chase Bank N.A.)	920,000	920,000
Los Angeles Community College District GO, 6.68%, 8/1/36	10,000	13,726
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	30,000	40,785
New Jersey Turnpike Authority Rev., 7.41%, 1/1/40	100,000	150,226
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	9,000	13,096
New York City GO, 6.27%, 12/1/37	40,000	52,594
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34	110,000	124,901
Orange County Housing Finance Authority Rev., (Landings on Millenia Boulevard Partners Ltd.), VRDN, 2.49%, 5/7/19 (LOC: FNMA)	115,000	115,000
Pasadena Public Financing Authority Rev., VRDN, 2.50%, 5/7/19 (SBBPA: Bank of the West)	2,400,000	2,400,000
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	50,000	59,933
Port Authority of New York & New Jersey Rev., 4.46%, 10/1/62	15,000	16,976
Red River Education Finance Corp. Rev., (Texas Christian University), VRDN, 2.35%, 5/7/19 (SBBPA: Northern Trust Company)	1,500,000	1,500,000

Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	150,000	182,956
Sacramento Municipal Utility District Rev., 6.16%, 5/15/36	180,000	230,011
Salt River Project Agricultural Improvement & Power District Rev., 4.84%, 1/1/41	10,000	11,649
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	75,000	94,552
San Francisco Public Utilities Commission Water Rev., 6.95%, 11/1/50	5,000	7,246
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	105,000	125,346
State of California GO, 4.60%, 4/1/38	40,000	42,591
State of California GO, 7.55%, 4/1/39	30,000	45,902
State of California GO, 7.30%, 10/1/39	30,000	43,660
State of California GO, 7.60%, 11/1/40	65,000	101,475
State of Illinois GO, 5.10%, 6/1/33	65,000	63,941
State of Oregon Department of Transportation Rev., 5.83%, 11/15/34	70,000	88,952
State of Texas GO, 5.52%, 4/1/39	15,000	18,957
State of Washington GO, 5.14%, 8/1/40	5,000	5,960
Tempe Industrial Development Authority Rev., (ASUF Brickyard LLC), VRDN, 2.47%, 5/7/19 (LOC: Bank of America N.A.)	1,359,000	1,359,000
Tennis for Charity, Inc. Rev., VRDN, 2.50%, 5/7/19 (LOC: JPMorgan Chase Bank N.A.)	1,355,000	1,355,000
TOTAL MUNICIPAL SECURITIES (Cost $14,218,101)		14,545,619
ASSET-BACKED SECURITIES — 3.0%
Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A SEQ, 2.46%, 7/20/20(3)	306,500	306,389
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(3)	168,799	167,661
Colony Starwood Homes, Series 2016-2A, Class A, VRN, 3.72%, (1-month LIBOR plus 1.25%), 12/17/33(3)	385,642	385,985
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(3)	22,125	22,083
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(3)	122,672	121,556
Invitation Homes Trust, Series 2018-SFR1, Class A, VRN, 3.17%, (1-month LIBOR plus 0.70%), 3/17/37(3)	707,289	700,742
Invitation Homes Trust, Series 2018-SFR1, Class B, VRN, 3.42%, (1-month LIBOR plus 0.95%), 3/17/37(3)	1,750,000	1,739,608
Invitation Homes Trust, Series 2018-SFR2, Class C, VRN, 3.75%, (1-month LIBOR plus 1.28%), 6/17/37(3)	600,000	601,032
Invitation Homes Trust, Series 2018-SFR3, Class B, VRN, 3.62%, (1-month LIBOR plus 1.15%), 7/17/37(3)	925,000	921,927
Invitation Homes Trust, Series 2018-SFR4, Class B, VRN, 3.72%, (1-month LIBOR plus 1.25%), 1/17/38(3)	1,450,000	1,448,474
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(3)	86,872	86,212
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(3)	85,782	84,408
MVW Owner Trust, Series 2017-1A, Class A SEQ, 2.42%, 12/20/34(3)	271,385	268,174
MVW Owner Trust, Series 2018-1A, Class B, 3.60%, 1/21/36(3)	651,159	661,495
Progress Residential Trust, Series 2016-SFR2, Class A SEQ, VRN, 3.87%, (1-month LIBOR plus 1.40%), 1/17/34(3)	274,729	274,985
Progress Residential Trust, Series 2017-SFR1, Class A SEQ, 2.77%, 8/17/34(3)	99,680	98,788
Progress Residential Trust, Series 2018-SFR1, Class B, 3.48%, 3/17/35(3)	100,000	100,428
Progress Residential Trust, Series 2018-SFR3, Class C, 4.18%, 10/17/35(3)	1,125,000	1,157,262
Sierra Timeshare Conduit Receivables Funding LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(3)	85,520	85,407
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A SEQ, 2.40%, 3/22/32(3)	77,243	76,983
Sierra Timeshare Receivables Funding LLC, Series 2015-2A, Class A SEQ, 2.43%, 6/20/32(3)	105,924	105,202
Sierra Timeshare Receivables Funding LLC, Series 2016-2A, Class A SEQ, 2.33%, 7/20/33(3)	27,399	27,039
Sierra Timeshare Receivables Funding LLC, Series 2018-2A, Class B, 3.65%, 6/20/35(3)	554,042	559,762
Towd Point Mortgage Trust, Series 2016-1, Class A1, VRN, 3.50%, 2/25/55(3)	78,826	79,258
Towd Point Mortgage Trust, Series 2017-2, Class A1, VRN, 2.75%, 4/25/57(3)	94,812	93,798
Towd Point Mortgage Trust, Series 2017-4, Class A1, VRN, 2.75%, 6/25/57(3)	272,158	269,126
Towd Point Mortgage Trust, Series 2017-6, Class A1, VRN, 2.75%, 10/25/57(3)	356,041	353,236
Towd Point Mortgage Trust, Series 2018-1, Class A1 SEQ, VRN, 3.00%, 1/25/58(3)	339,416	337,159
Towd Point Mortgage Trust, Series 2018-4, Class A1, VRN, 3.00%, 6/25/58(3)	562,384	556,205
US Airways Pass-Through Trust, Series 2013-1, Class A, 3.95%, 5/15/27	57,468	58,617

VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(3)	407,686	403,669
VSE VOI Mortgage LLC, Series 2017-A, Class A SEQ, 2.33%, 3/20/35(3)	312,798	307,727
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(3)	501,236	508,727
TOTAL ASSET-BACKED SECURITIES (Cost $12,941,533)		12,969,124
COLLATERALIZED MORTGAGE OBLIGATIONS — 2.3%
Private Sponsor Collateralized Mortgage Obligations — 1.3%
Agate Bay Mortgage Trust, Series 2016-1, Class A5 SEQ, VRN, 3.50%, 12/25/45(3)	95,086	95,741
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 4.07%, 11/25/34	350,806	344,444
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 4.43%, 8/25/34	149,157	149,343
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates, Series 2005-3, Class 1A1, VRN, 5.36%, 7/25/35	122,724	127,833
Credit Suisse Mortgage Trust, Series 2017-HL2, Class A3 SEQ, VRN, 3.50%, 10/25/47(3)	253,200	254,239
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 4.50%, 9/25/35	501,646	515,389
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, VRN, 4.41%, 9/25/35	339,526	346,387
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 3/25/43(3)	56,156	55,157
JPMorgan Mortgage Trust, Series 2014-5, Class A1, VRN, 2.98%, 10/25/29(3)	185,120	184,513
New Residential Mortgage Loan Trust, Series 2017-2A, Class A3, VRN, 4.00%, 3/25/57(3)	366,608	377,997
New Residential Mortgage Loan Trust, Series 2017-5A, Class A1, VRN, 3.98%, (1-month LIBOR plus 1.50%), 6/25/57(3)	226,085	231,633
Sequoia Mortgage Trust, Series 2014-4, Class A2 SEQ, VRN, 3.50%, 11/25/44(3)	76,768	77,137
Sequoia Mortgage Trust, Series 2017-7, Class A4 SEQ, VRN, 3.50%, 10/25/47(3)	214,265	215,719
Sequoia Mortgage Trust, Series 2017-CH2, Class A10 SEQ, VRN, 4.00%, 12/25/47(3)	487,258	493,210
Sequoia Mortgage Trust, Series 2018-2, Class A4 SEQ, VRN, 3.50%, 2/25/48(3)	400,879	402,127
Sequoia Mortgage Trust, Series 2018-CH2, Class A12 SEQ, VRN, 4.00%, 6/25/48(3)	388,619	395,256
Sofi Mortgage Trust, Series 2016-1A, Class 1A4 SEQ, VRN, 3.00%, 11/25/46(3)	82,735	80,350
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 3.22%, (1-month LIBOR plus 0.74%), 9/25/44	285,282	282,739
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 4.46%, 3/25/35	132,626	131,572
WaMu Mortgage Pass-Through Certificates, Series 2005-AR7, Class A3, VRN, 4.11%, 8/25/35	74,231	75,552
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-A, Class A1, VRN, 5.02%, 2/25/34	28,290	29,625
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A15, VRN, 4.84%, 6/25/35	46,451	48,515
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR4, Class 2A1, VRN, 5.11%, 4/25/35	290,314	295,886
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-4, Class 2A1, 6.00%, 4/25/36	378,140	376,164
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 1A1, VRN, 4.82%, 7/25/36	55,494	56,265
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR12, Class 1A1, VRN, 4.72%, 9/25/36	53,368	54,168
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-15, Class A1, 6.00%, 11/25/37	122,242	122,837
		5,819,798
U.S. Government Agency Collateralized Mortgage Obligations — 1.0%
FHLMC, Series 2016-HQA3, Class M2, VRN, 3.83%, (1-month LIBOR plus 1.35%), 3/25/29	49,988	50,294
FHLMC, Series 2017-DNA2, Class M1, VRN, 3.68%, (1-month LIBOR plus 1.20%), 10/25/29	1,615,487	1,624,557
FHLMC, Series 2017-HQA2, Class M1, VRN, 3.28%, (1-month LIBOR plus 0.80%), 12/25/29	92,757	92,770
FHLMC, Series 2018-DNA1, Class M1, VRN, 2.93%, (1-month LIBOR plus 0.45%), 7/25/30	180,500	179,857
FNMA, Series 2014-C02, Class 1M2, VRN, 5.08%, (1-month LIBOR plus 2.60%), 5/25/24	120,000	125,923
FNMA, Series 2014-C02, Class 2M2, VRN, 5.08%, (1-month LIBOR plus 2.60%), 5/25/24	216,440	226,034
FNMA, Series 2016-C05, Class 2M1, VRN, 3.83%, (1-month LIBOR plus 1.35%), 1/25/29	7,970	7,975
FNMA, Series 2017-C01, Class 1M1, VRN, 3.78%, (1-month LIBOR plus 1.30%), 7/25/29	103,404	103,763
FNMA, Series 2017-C03, Class 1M2, VRN, 5.48%, (1-month LIBOR plus 3.00%), 10/25/29	135,000	143,533
FNMA, Series 2017-C06, Class 2M2, VRN, 5.28%, (1-month LIBOR plus 2.80%), 2/25/30	75,000	77,705

FNMA, Series 2017-C07, Class 1M2, VRN, 4.88%, (1-month LIBOR plus 2.40%), 5/25/30	1,600,000	1,638,280
		4,270,691

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $10,034,947)		10,090,489
COLLATERALIZED LOAN OBLIGATIONS — 2.1%
Ares XXXIIR CLO Ltd., Series 2014-32RA, Class A2A, VRN, 4.23%, (3-month LIBOR plus 1.55%), 5/15/30(3)	800,000	788,844
Bean Creek CLO Ltd., Series 2015-1A, Class AR, VRN, 3.61%, (3-month LIBOR plus 1.02%), 4/20/31(3)	225,000	222,324
Bean Creek CLO Ltd., Series 2015-1A, Class BR, VRN, 4.04%, (3-month LIBOR plus 1.45%), 4/20/31(3)	125,000	122,585
Carlyle Global Market Strategies CLO Ltd., Series 2014-2RA, Class A3, VRN, 4.18%, (3-month LIBOR plus 1.50%), 5/15/31(3)	1,500,000	1,472,342
CBAM Ltd., Series 2018-5A, Class A, VRN, 3.61%, (3-month LIBOR plus 1.02%), 4/17/31(3)	350,000	344,265
CBAM Ltd., Series 2018-5A, Class B1, VRN, 3.99%, (3-month LIBOR plus 1.40%), 4/17/31(3)	550,000	531,492
CIFC Funding Ltd., Series 2013-3RA, Class A1, VRN, 3.56%, (3-month LIBOR plus 0.98%), 4/24/31(3)	425,000	418,429
Dryden 41 Senior Loan Fund, Series 2015-41A, Class AR, VRN, 3.57%, (3-month LIBOR plus 0.97%), 4/15/31(3)	400,000	393,276
Dryden 64 CLO Ltd., Series 2018-64A, Class A, VRN, 3.57%, (3-month LIBOR plus 0.97%), 4/18/31(3)	575,000	566,534
Goldentree Loan Management US CLO 3 Ltd., Series 2018-3A, Class B1, VRN, 4.14%, (3-month LIBOR plus 1.55%), 4/20/30(3)	400,000	394,440
Goldentree Loan Opportunities X Ltd., Series 2015-10A, Class AR, VRN, 3.71%, (3-month LIBOR plus 1.12%), 7/20/31(3)	200,000	198,425
Goldentree Loan Opportunities XI Ltd., Series 2015-11A, Class AR2, VRN, 3.67%, (3-month LIBOR plus 1.07%), 1/18/31(3)	200,000	198,044
KKR CLO Ltd., Series 2022A, Class A, VRN, 3.74%, (3-month LIBOR plus 1.15%), 7/20/31(3)	300,000	297,843
KKR CLO Ltd., Series 2022A, Class B, VRN, 4.19%, (3-month LIBOR plus 1.60%), 7/20/31(3)	600,000	589,594
Madison Park Funding XIII Ltd., Series 2014-13A, Class AR2, VRN, 3.54%, (3-month LIBOR plus 0.95%), 4/19/30(3)	300,000	298,733
Madison Park Funding XIII Ltd., Series 2014-13A, Class BR2, VRN, 4.09%, (3-month LIBOR plus 1.50%), 4/19/30(3)	100,000	99,345
Magnetite VIII Ltd., Series 2014-8A, Class AR2, VRN, 3.58%, (3-month LIBOR plus 0.98%), 4/15/31(3)	450,000	446,986
Magnetite VIII Ltd., Series 2014-8A, Class BR2, VRN, 4.10%, (3-month LIBOR plus 1.50%), 4/15/31(3)	400,000	394,770
Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class B, VRN, 4.35%, (3-month LIBOR plus 1.75%), 4/18/31(3)	100,000	99,801
Symphony CLO XIX Ltd., Series 2018-19A, Class A, VRN, 3.56%, (3-month LIBOR plus 0.96%), 4/16/31(3)	425,000	418,672
Voya CLO Ltd., Series 2013-2A, Class A1R, VRN, 3.55%, (3-month LIBOR plus 0.97%), 4/25/31(3)	150,000	147,552
Voya CLO Ltd., Series 2013-3A, Class A2RR, VRN, 4.30%, (3-month LIBOR plus 1.70%), 10/18/31(3)	600,000	597,078
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $9,146,276)		9,041,374
COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.6%
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.49%, 4/14/33(3)	500,000	506,490
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(3)	425,000	432,463
Benchmark Mortgage Trust, Series 2018-B6, Class AS, 4.44%, 10/10/51	1,075,000	1,162,013
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM, VRN, 4.43%, 2/10/47	375,000	398,312
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class AM, VRN, 4.19%, 10/10/47	425,000	445,408
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class B, VRN, 4.49%, 10/10/47	108,000	112,908
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class AM, VRN, 4.19%, 9/10/47	375,000	391,235
Commercial Mortgage Pass-Through Certificates, Series 2015-CR22, Class AM, VRN, 3.60%, 3/10/48	125,000	126,166
Commercial Mortgage Trust, Series 2016-CD2, Class A4 SEQ, VRN, 3.53%, 11/10/49	350,000	359,960
Commercial Mortgage Trust, Series 2017-PANW, Class A SEQ, 3.24%, 10/10/29(3)	325,000	327,499
CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class AS, VRN, 3.67%, 11/15/50	50,000	50,754
DBCG Mortgage Trust, Series 2017-BBG, Class A, VRN, 3.17%, (1-month LIBOR plus 0.70%), 6/15/34(3)	550,000	549,857
GS Mortgage Securities Trust, Series 2016-GS2, Class B, VRN, 3.76%, 5/10/49	325,000	330,619
Hudson Yards Mortgage Trust, Series 2016-10HY, Class A SEQ, 2.84%, 8/10/38(3)	400,000	392,090
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.28%, 5/15/48(3)	450,000	458,023

JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A4 SEQ, 2.82%, 8/15/49	200,000	196,901
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class B, 3.46%, 8/15/49	100,000	99,228
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C34, Class A3 SEQ, 3.28%, 11/15/52	100,000	100,991
UBS Commercial Mortgage Trust, Series 2017-C1, Class A3 SEQ, 3.20%, 6/15/50	445,000	446,137
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $6,792,004)		6,887,054
AFFILIATED FUNDS(6) — 1.1%
American Century Diversified Corporate Bond ETF (Cost $4,726,345)	97,120	4,856,495
EXCHANGE-TRADED FUNDS — 0.5%
iShares MSCI EAFE Value ETF	5,865	293,778
iShares Russell 1000 Growth ETF	551	87,102
iShares Russell 1000 Value ETF	8,090	1,033,498
iShares Russell 2000 Value ETF	307	38,169
iShares Russell Mid-Cap Value ETF	8,692	779,672
SPDR S&P Oil & Gas Exploration & Production ETF	2,891	89,477
TOTAL EXCHANGE-TRADED FUNDS (Cost $2,192,873)		2,321,696
COMMERCIAL PAPER(7) — 0.4%
LMA-Americas LLC, 2.69%, 7/15/19(3)	600,000	596,750
Old Line Funding LLC, 2.70%, 7/18/19(3)	1,000,000	1,000,413
TOTAL COMMERCIAL PAPER (Cost $1,596,725)		1,597,163
TEMPORARY CASH INVESTMENTS — 1.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $8,046,487)	8,046,487	8,046,487
TOTAL INVESTMENT SECURITIES — 100.8% (Cost $392,945,483)		438,760,694
OTHER ASSETS AND LIABILITIES — (0.8)%		(3,429,828)
TOTAL NET ASSETS — 100.0%		$435,330,866

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	398,264	AUD	563,475	Bank of America N.A.	6/19/19	$586
BRL	6,268,691	USD	1,575,127	Goldman Sachs & Co.	6/19/19	17,636
CAD	755,393	USD	570,268	Morgan Stanley	6/19/19	(5,715)
CAD	3,615,689	USD	2,700,089	Morgan Stanley	6/19/19	2,145
CAD	4,485	USD	3,357	Morgan Stanley	6/28/19	(5)
CAD	2,863	USD	2,148	Morgan Stanley	6/28/19	(7)
CAD	802	USD	602	Morgan Stanley	6/28/19	(3)
CAD	25,338	USD	19,076	Morgan Stanley	6/28/19	(135)
CAD	4,912	USD	3,660	Morgan Stanley	6/28/19	12
USD	692,836	CAD	927,273	Morgan Stanley	6/19/19	(174)
USD	1,173,100	CAD	1,567,696	Morgan Stanley	6/19/19	1,462
USD	2,575	CAD	3,460	Morgan Stanley	6/28/19	(12)
USD	19,894	CAD	26,639	Morgan Stanley	6/28/19	(19)
USD	93,629	CAD	125,369	Morgan Stanley	6/28/19	(90)
USD	50,631	CAD	67,796	Morgan Stanley	6/28/19	(48)
USD	4,039	CAD	5,408	Morgan Stanley	6/28/19	(3)
USD	1,767	CAD	2,365	Morgan Stanley	6/28/19	(1)
USD	2,481	CAD	3,307	Morgan Stanley	6/28/19	8
USD	1,744	CAD	2,322	Morgan Stanley	6/28/19	8
USD	2,191	CAD	2,919	Morgan Stanley	6/28/19	9
USD	4,814	CAD	6,394	Morgan Stanley	6/28/19	34
USD	2,018	CAD	2,684	Morgan Stanley	6/28/19	12
USD	4,117	CAD	5,463	Morgan Stanley	6/28/19	33
USD	4,967	CAD	6,602	Morgan Stanley	6/28/19	31
USD	3,005	CAD	4,013	Morgan Stanley	6/28/19	5
USD	4,841	CAD	6,467	Morgan Stanley	6/28/19	6
USD	1,770	CAD	2,365	Morgan Stanley	6/28/19	2
USD	6,638	CAD	8,857	Morgan Stanley	6/28/19	17
USD	4,195	CAD	5,591	Morgan Stanley	6/28/19	16
USD	3,895	CAD	5,183	Morgan Stanley	6/28/19	20
USD	3,365	CAD	4,477	Morgan Stanley	6/28/19	18
USD	4,353	CAD	5,817	Morgan Stanley	6/28/19	5
USD	4,641	CAD	6,250	Morgan Stanley	6/28/19	(31)
USD	161,680	CHF	161,795	UBS AG	6/19/19	2,164
CLP	686,962,399	USD	1,009,200	Goldman Sachs & Co.	6/19/19	4,758
USD	1,021,600	CLP	684,400,515	Goldman Sachs & Co.	6/19/19	11,423
CNY	966,480	USD	143,929	Morgan Stanley	6/19/19	(393)
COP	1,712,700,753	USD	525,505	Goldman Sachs & Co.	6/19/19	2,963
CZK	24,206,298	USD	1,064,341	UBS AG	6/19/19	(3,800)
CZK	60,160,743	USD	2,648,351	UBS AG	6/19/19	(12,553)
USD	66,015	CZK	1,499,385	UBS AG	6/19/19	323
USD	1,056,105	CZK	24,167,373	UBS AG	6/19/19	(2,731)
USD	13,808	DKK	90,938	Goldman Sachs & Co.	6/19/19	86
EUR	6,675	USD	7,592	Credit Suisse AG	6/28/19	(68)
EUR	13,754	USD	15,548	Credit Suisse AG	6/28/19	(46)
EUR	28,889	USD	32,837	Credit Suisse AG	6/28/19	(278)

EUR	6,177	USD	6,975	Credit Suisse AG	6/28/19	(13)
EUR	20,835	USD	23,487	Credit Suisse AG	6/28/19	(5)
EUR	29,742	USD	33,419	Credit Suisse AG	6/28/19	102
USD	1,063,303	EUR	945,999	JPMorgan Chase Bank N.A.	5/22/19	521
USD	4,818,358	EUR	4,275,449	JPMorgan Chase Bank N.A.	5/22/19	15,108
USD	1,064,653	EUR	951,858	JPMorgan Chase Bank N.A.	5/22/19	(4,711)
USD	1,379,756	EUR	1,209,336	Credit Suisse AG	6/28/19	16,752
USD	288,291	EUR	252,683	Credit Suisse AG	6/28/19	3,500
USD	511,347	EUR	448,189	Credit Suisse AG	6/28/19	6,208
USD	17,499	EUR	15,631	Credit Suisse AG	6/28/19	(119)
USD	9,071	EUR	8,046	Credit Suisse AG	6/28/19	2
USD	9,623	EUR	8,523	Credit Suisse AG	6/28/19	17
USD	22,309	EUR	19,760	Credit Suisse AG	6/28/19	38
USD	45,209	EUR	39,891	Credit Suisse AG	6/28/19	249
USD	12,545	EUR	11,036	Credit Suisse AG	6/28/19	106
USD	42,255	EUR	37,172	Credit Suisse AG	6/28/19	360
USD	24,029	EUR	21,158	Credit Suisse AG	6/28/19	183
USD	8,644	EUR	7,721	Credit Suisse AG	6/28/19	(59)
GBP	4,689	USD	6,229	JPMorgan Chase Bank N.A.	6/28/19	(96)
GBP	4,459	USD	5,854	JPMorgan Chase Bank N.A.	6/28/19	(22)
GBP	4,297	USD	5,634	JPMorgan Chase Bank N.A.	6/28/19	(14)
GBP	3,650	USD	4,783	JPMorgan Chase Bank N.A.	6/28/19	(9)
GBP	4,164	USD	5,385	JPMorgan Chase Bank N.A.	6/28/19	61
GBP	4,353	USD	5,648	JPMorgan Chase Bank N.A.	6/28/19	45
USD	1,984,971	GBP	1,509,438	Bank of America N.A.	6/19/19	11,640
USD	185,422	GBP	139,883	JPMorgan Chase Bank N.A.	6/28/19	2,461
USD	218,313	GBP	164,696	JPMorgan Chase Bank N.A.	6/28/19	2,898
USD	5,910	GBP	4,459	JPMorgan Chase Bank N.A.	6/28/19	78
USD	7,748	GBP	5,882	JPMorgan Chase Bank N.A.	6/28/19	55
USD	4,979	GBP	3,807	JPMorgan Chase Bank N.A.	6/28/19	—
USD	6,583	GBP	5,030	JPMorgan Chase Bank N.A.	6/28/19	4
USD	9,030	GBP	6,905	JPMorgan Chase Bank N.A.	6/28/19	(2)
USD	1,007,611	HUF	281,705,857	UBS AG	6/19/19	28,866
USD	1,085,538	HUF	302,800,075	UBS AG	6/19/19	33,505
IDR	1,826,130,527	USD	126,297	Goldman Sachs & Co.	6/19/19	1,316
IDR	15,234,004,914	USD	1,057,697	Goldman Sachs & Co.	6/19/19	6,884
IDR	15,033,786,675	USD	1,050,946	Goldman Sachs & Co.	6/19/19	(357)
USD	1,051,831	IDR	15,190,543,836	Goldman Sachs & Co.	6/19/19	(9,712)
USD	223,277	IDR	3,185,043,301	Goldman Sachs & Co.	6/19/19	700
ILS	209,615	USD	58,136	UBS AG	6/19/19	307
JPY	864,459	USD	7,882	Bank of America N.A.	6/28/19	(85)
JPY	800,124	USD	7,224	Bank of America N.A.	6/28/19	(7)
JPY	1,769,382	USD	15,947	Bank of America N.A.	6/28/19	11
JPY	687,920	USD	6,177	Bank of America N.A.	6/28/19	28
JPY	676,601	USD	6,072	Bank of America N.A.	6/28/19	30
JPY	1,242,660	USD	11,182	Bank of America N.A.	6/28/19	26
USD	674,594	JPY	74,765,287	Bank of America N.A.	5/22/19	2,319
USD	293,891	JPY	32,122,781	Bank of America N.A.	6/28/19	4,174
USD	138,874	JPY	15,179,129	Bank of America N.A.	6/28/19	1,973

USD	4,852	JPY	538,609	Bank of America N.A.	6/28/19	(6)
USD	5,616	JPY	625,413	Bank of America N.A.	6/28/19	(25)
KRW	508,781,316	USD	450,145	Goldman Sachs & Co.	6/19/19	(12,525)
KZT	788,459,095	USD	2,052,744	Goldman Sachs & Co.	6/19/19	2,801
USD	1,023,973	KZT	394,229,548	Goldman Sachs & Co.	6/19/19	(3,800)
MXN	64,167,278	USD	3,363,946	Morgan Stanley	6/19/19	(4,871)
USD	3,475,308	MXN	68,600,838	Morgan Stanley	6/19/19	(115,858)
MYR	8,285,560	USD	2,029,183	Goldman Sachs & Co.	6/19/19	(29,225)
USD	1,017,191	MYR	4,157,259	Goldman Sachs & Co.	6/19/19	13,717
NOK	17,021,634	USD	1,966,023	Goldman Sachs & Co.	6/19/19	10,656
NOK	9,335,142	USD	1,081,370	Goldman Sachs & Co.	6/19/19	2,697
NOK	17,954,266	USD	2,097,361	Goldman Sachs & Co.	6/19/19	(12,377)
NOK	73,824	USD	8,577	Goldman Sachs & Co.	6/28/19	(1)
NOK	57,339	USD	6,733	Goldman Sachs & Co.	6/28/19	(73)
NOK	94,448	USD	10,933	Goldman Sachs & Co.	6/28/19	39
USD	533,853	NOK	4,548,612	Goldman Sachs & Co.	6/19/19	5,634
USD	1,109,012	NOK	9,435,750	Goldman Sachs & Co.	6/19/19	13,262
USD	283,376	NOK	2,408,953	Goldman Sachs & Co.	6/28/19	3,534
USD	10,462	NOK	89,592	Goldman Sachs & Co.	6/28/19	54
USD	11,794	NOK	101,642	Goldman Sachs & Co.	6/28/19	(13)
USD	12,210	NOK	105,603	Goldman Sachs & Co.	6/28/19	(57)
NZD	1,531,736	USD	1,051,016	UBS AG	6/19/19	(27,077)
NZD	1,570,397	USD	1,068,084	UBS AG	6/19/19	(18,300)
USD	994,916	NZD	1,454,152	UBS AG	6/19/19	22,841
USD	1,389,224	PEN	4,607,917	Goldman Sachs & Co.	6/19/19	(1,445)
PHP	54,615,436	USD	1,032,916	Goldman Sachs & Co.	6/19/19	18,412
USD	1,039,324	PHP	54,615,436	Goldman Sachs & Co.	6/19/19	(12,004)
PLN	2,016,473	USD	536,153	Goldman Sachs & Co.	6/19/19	(7,786)
PLN	3,966,732	USD	1,054,715	Goldman Sachs & Co.	6/19/19	(15,331)
PLN	2,107,523	USD	558,403	Goldman Sachs & Co.	6/19/19	(6,178)
USD	5,349,752	PLN	20,432,309	Goldman Sachs & Co.	6/19/19	(4,030)
USD	1,088,131	PLN	4,077,117	Goldman Sachs & Co.	6/19/19	19,823
RUB	62,863	USD	940	Goldman Sachs & Co.	6/19/19	27
SEK	10,279,286	USD	1,089,074	Goldman Sachs & Co.	6/19/19	(2,591)
SEK	60,971,118	USD	6,524,639	Goldman Sachs & Co.	6/19/19	(80,218)
SEK	9,899,932	USD	1,055,439	Goldman Sachs & Co.	6/19/19	(9,053)
SEK	102,565	USD	11,116	Goldman Sachs & Co.	6/28/19	(268)
SEK	121,944	USD	13,216	Goldman Sachs & Co.	6/28/19	(317)
SEK	179,511	USD	19,490	Goldman Sachs & Co.	6/28/19	(503)
SEK	66,860	USD	7,233	Goldman Sachs & Co.	6/28/19	(161)
SEK	102,482	USD	11,087	Goldman Sachs & Co.	6/28/19	(247)
SEK	40,407	USD	4,376	Goldman Sachs & Co.	6/28/19	(102)
SEK	210,105	USD	22,752	Goldman Sachs & Co.	6/28/19	(529)
SEK	179,581	USD	19,523	Goldman Sachs & Co.	6/28/19	(529)
SEK	66,392	USD	7,164	Goldman Sachs & Co.	6/28/19	(142)
SEK	136,443	USD	14,640	Goldman Sachs & Co.	6/28/19	(208)
SEK	76,849	USD	8,246	Goldman Sachs & Co.	6/28/19	(117)
SEK	139,687	USD	14,883	Goldman Sachs & Co.	6/28/19	(107)
SEK	97,834	USD	10,310	Goldman Sachs & Co.	6/28/19	38

SEK	26,301	USD	2,783	Goldman Sachs & Co.	6/28/19	(1)
SEK	205,741	USD	21,731	Goldman Sachs & Co.	6/28/19	31
SEK	39,693	USD	4,193	Goldman Sachs & Co.	6/28/19	6
USD	975,933	SEK	9,100,186	Goldman Sachs & Co.	6/19/19	14,077
USD	2,710,381	SEK	25,145,014	Goldman Sachs & Co.	6/19/19	52,646
USD	2,689,339	SEK	24,855,815	Goldman Sachs & Co.	6/19/19	62,172
USD	7,882	SEK	74,493	Goldman Sachs & Co.	6/28/19	3
USD	161,230	SEK	1,478,443	Goldman Sachs & Co.	6/28/19	4,851
USD	391,046	SEK	3,585,810	Goldman Sachs & Co.	6/28/19	11,766
USD	8,253	SEK	76,544	Goldman Sachs & Co.	6/28/19	157
USD	3,148	SEK	29,194	Goldman Sachs & Co.	6/28/19	60
USD	6,003	SEK	55,372	Goldman Sachs & Co.	6/28/19	146
USD	129,723	SGD	176,011	Bank of America N.A.	6/19/19	212
THB	33,607,603	USD	1,061,014	Goldman Sachs & Co.	6/19/19	(9,149)
USD	1,360,623	THB	43,097,744	Goldman Sachs & Co.	6/19/19	11,732
ZAR	153,229	USD	10,581	UBS AG	6/19/19	71
						$39,227

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
Japanese 10-Year Mini Government Bonds	16	June 2019	JPY	160,000,000	$2,193,563	$(215)
Korean Treasury 10-Year Bonds	7	June 2019	KRW	700,000,000	771,399	8,437
S&P 500 E-Mini	3	June 2019	USD	150	442,275	29,043
U.S. Treasury 2-Year Notes	88	June 2019	USD	17,600,000	18,744,688	69,630
U.S. Treasury 10-Year Notes	8	June 2019	USD	800,000	989,375	8,357
U.S. Treasury Ultra Bonds	11	June 2019	USD	1,100,000	1,807,094	27,475
					$24,948,394	$142,727

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
Euro-Bund 10-Year Bonds	2	June 2019	EUR	200,000	$370,824	$(5,432)
Euro-OAT 10-Year Bonds	5	June 2019	EUR	500,000	908,496	(21,374)
					$1,279,320	$(26,806)

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type‡	Fixed Rate Received (Paid)	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 32	Sell	5.00%	6/20/24	$6,990,000	$482,551	$89,503	$572,054

§
Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

‡
The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

^
The value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNY	-	Chinese Yuan
COP	-	Colombian Peso
CVA	-	Certificaten Van Aandelen
CZK	-	Czech Koruna
DKK	-	Danish Krone
EUR	-	Euro
FHLB	-	Federal Home Loan Bank

FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
JPY	-	Japanese Yen
KRW	-	South Korean Won
KZT	-	Kazakhstani Tenge
LIBOR	-	London Interbank Offered Rate
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
MTN	-	Medium Term Note
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SBBPA	-	Standby Bond Purchase Agreement
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
TBA	-
To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.

THB	-	Thai Baht
USD	-	United States Dollar
VRDN	-
Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.

VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated.

ZAR	-	South African Rand

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

(2)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $530,313.

(3)
Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $38,901,158, which represented 8.9% of total net assets.

(4)
Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $3,000,000, which represented 0.7% of total net assets.

(5)	Security is a zero-coupon bond.

(6)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(7)	The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	147,971,479	45,400,721	—
U.S. Treasury Securities	—	71,811,192	—
Corporate Bonds	—	53,592,032	—
Sovereign Governments and Agencies	—	25,957,192	—
U.S. Government Agency Mortgage-Backed Securities	—	23,672,577	—
Municipal Securities	—	14,545,619	—
Asset-Backed Securities	—	12,969,124	—
Collateralized Mortgage Obligations	—	10,090,489	—
Collateralized Loan Obligations	—	9,041,374	—
Commercial Mortgage-Backed Securities	—	6,887,054	—
Affiliated Funds	4,856,495	—	—
Exchange-Traded Funds	2,321,696	—	—
Commercial Paper	—	1,597,163	—
Temporary Cash Investments	8,046,487	—	—
	163,196,157	275,564,537	—
Other Financial Instruments
Futures Contracts	134,505	8,437	—
Swap Agreements	—	572,054	—
Forward Foreign Currency Exchange Contracts	—	455,774	—
	134,505	1,036,265	—
Liabilities
Other Financial Instruments
Futures Contracts	—	27,021	—
Forward Foreign Currency Exchange Contracts	—	416,547	—
	—	443,568	—
3. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the period ended April 30, 2019 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
American Century Diversified Corporate Bond ETF	—	$4,726	—	$130	$4,856	97	—	$87

(1)
Investments are funds within the American Century Investments family of funds and are considered affiliated funds. The fund does not invest in an affiliated fund for the purpose of exercising management or control; however, investments by the fund within its investment strategy may represent a significant portion of an affiliated fund's net assets. Additional information and attributes of each affiliated fund are available at americancentury.com.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Multi-Asset Income Fund
April 30, 2019

Multi-Asset Income - Schedule of Investments
APRIL 30, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
AFFILIATED FUNDS(1) — 43.8%
Emerging Markets Debt Fund R6 Class	709,548	7,209,005
International Value Fund R6 Class	819,289	6,251,175
NT High Income Fund G Class	1,512,947	14,690,715
Utilities Fund Investor Class	36,775	654,971
TOTAL AFFILIATED FUNDS (Cost $28,631,485)		28,805,866
COMMON STOCKS — 28.4%
Aerospace and Defense — 0.1%
BAE Systems plc ADR	267	7,154
Raytheon Co.	167	29,657
		36,811
Air Freight and Logistics†
United Parcel Service, Inc., Class B	286	30,379
Airlines†
Eva Airways Corp.	24,000	11,773
Automobiles†
Honda Motor Co. Ltd. ADR	308	8,590
Banks — 1.7%
Absa Group Ltd.	2,337	26,833
Agricultural Bank of China Ltd., H Shares	18,000	8,295
AMMB Holdings Bhd	26,900	29,088
Banco Bradesco SA Preference Shares	2,808	25,494
Banco Santander Brasil SA ADR	2,500	28,625
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand ADR	2,200	18,546
Bank Mandiri Persero Tbk PT	16,800	9,112
Bank Negara Indonesia Persero Tbk PT	49,000	33,009
Bank of China Ltd., H Shares	46,000	21,899
Bank of Communications Co. Ltd., H Shares	12,000	10,098
Bank Tabungan Negara Persero Tbk PT	48,700	8,646
China CITIC Bank Corp. Ltd., A Shares	10,900	10,181
China CITIC Bank Corp. Ltd., H Shares	26,000	16,679
China Construction Bank Corp., H Shares	146,000	128,770
China Everbright Bank Co. Ltd., H Shares	36,000	17,763
China Merchants Bank Co. Ltd., H Shares	4,000	19,827
CIMB Group Holdings Bhd	20,400	26,002
Comerica, Inc.	611	48,018
Commerce Bancshares, Inc.	157	9,487
Commercial Bank PQSC (The)	1,072	14,987
Dubai Islamic Bank PJSC	6,402	9,012
E.Sun Financial Holding Co. Ltd.	11,000	9,027
Grupo Financiero Banorte SAB de CV	4,100	25,978
Hana Financial Group, Inc.	1,102	34,720
Hong Leong Bank Bhd	5,700	27,545
Hong Leong Financial Group Bhd	3,900	18,130

Industrial & Commercial Bank of China Ltd., H Shares	80,000	60,100
Itau Unibanco Holding SA ADR	3,600	31,140
JPMorgan Chase & Co.	483	56,052
Nedbank Group Ltd.	1,859	34,573
PNC Financial Services Group, Inc. (The)	892	122,142
Qatar National Bank QPSC	614	33,051
Standard Bank Group Ltd.	3,483	48,447
SunTrust Banks, Inc.	366	23,966
Wells Fargo & Co.	983	47,587
Woori Financial Group, Inc.	1,594	18,908
		1,111,737
Beverages — 0.1%
Cia Cervecerias Unidas SA ADR	1,000	27,540
Kweichow Moutai Co. Ltd., A Shares	100	14,457
		41,997
Capital Markets — 0.8%
AllianceBernstein Holding LP	204	6,020
Bank of New York Mellon Corp. (The)	1,371	68,084
BlackRock, Inc.	47	22,806
Blackstone Group LP (The)	8,011	316,114
Haitong Securities Co. Ltd., A Shares	6,200	12,865
Investec Ltd.	4,617	29,481
Janus Henderson Group plc	800	20,056
Northern Trust Corp.	222	21,878
Yuanta Financial Holding Co. Ltd.	61,000	35,304
		532,608
Chemicals — 0.2%
Akzo Nobel NV ADR	596	16,905
DowDuPont, Inc.	889	34,182
Formosa Chemicals & Fibre Corp.	7,000	25,148
Kumho Petrochemical Co. Ltd.	274	21,540
Mexichem SAB de CV	4,900	11,380
Petronas Chemicals Group Bhd	13,600	29,626
		138,781
Commercial Services and Supplies — 0.1%
Republic Services, Inc.	909	75,283
Waste Management, Inc.	141	15,135
		90,418
Communications Equipment — 0.1%
Cisco Systems, Inc.	1,231	68,874
Construction and Engineering — 0.2%
China Communications Services Corp. Ltd., H Shares	28,000	22,570
Daelim Industrial Co. Ltd.	374	31,002
GS Engineering & Construction Corp.	623	21,699
Samsung Engineering Co. Ltd.(2)	1,782	26,040
		101,311
Construction Materials — 0.1%
Anhui Conch Cement Co. Ltd., H Shares	4,000	24,349
China National Building Material Co. Ltd., H Shares	6,000	5,561

China Resources Cement Holdings Ltd.	14,000	13,987
Taiwan Cement Corp.	22,000	29,920
		73,817
Distributors†
Genuine Parts Co.	106	10,869
Diversified Telecommunication Services — 0.2%
LG Uplus Corp.	1,211	14,823
Verizon Communications, Inc.	1,562	89,331
		104,154
Electric Utilities — 0.6%
Centrais Eletricas Brasileiras SA	1,300	10,875
Edison International	1,037	66,129
Eversource Energy	1,958	140,310
Pinnacle West Capital Corp.	1,262	120,231
Xcel Energy, Inc.	1,426	80,569
		418,114
Electrical Equipment — 0.1%
ABB Ltd. ADR	733	15,144
Hubbell, Inc.	640	81,664
		96,808
Electronic Equipment, Instruments and Components — 0.2%
Hon Hai Precision Industry Co. Ltd.	6,400	18,000
Kingboard Laminates Holdings Ltd.	25,500	26,794
TE Connectivity Ltd.	120	11,478
Yageo Corp.	1,000	9,833
Zhen Ding Technology Holding Ltd.	11,000	39,361
		105,466
Energy Equipment and Services — 0.1%
Baker Hughes a GE Co.	415	9,968
Schlumberger Ltd.	1,138	48,570
		58,538
Equity Real Estate Investment Trusts (REITs) — 10.1%
Boston Properties, Inc.	117	16,102
Brixmor Property Group, Inc.	22,600	404,088
Chesapeake Lodging Trust	13,518	385,263
Community Healthcare Trust, Inc.	13,240	482,995
Essential Properties Realty Trust, Inc.	29,579	611,694
Gaming and Leisure Properties, Inc.	14,096	569,196
Granite Real Estate Investment Trust	4,969	226,214
HCP, Inc.	12,758	379,933
Jernigan Capital, Inc.	19,153	403,554
Northview Apartment Real Estate Investment Trust	22,551	474,350
Park Hotels & Resorts, Inc.	13,489	432,727
Public Storage	183	40,476
Redefine Properties Ltd.	23,922	16,477
STORE Capital Corp.	10,780	359,190
Unibail-Rodamco-Westfield	2,953	507,593
VICI Properties, Inc.	23,516	536,165
Welltower, Inc.	4,888	364,303

Weyerhaeuser Co.	15,345	411,246
		6,621,566
Food and Staples Retailing — 0.1%
Koninklijke Ahold Delhaize NV ADR	336	8,094
Walmart, Inc.	287	29,515
		37,609
Food Products — 0.3%
Hershey Co. (The)	240	29,964
Mondelez International, Inc., Class A	995	50,596
Nestle SA ADR	857	82,726
Uni-President Enterprises Corp.	8,000	19,038
Want Want China Holdings Ltd.	7,000	5,540
		187,864
Gas Utilities — 0.6%
Atmos Energy Corp.	1,171	119,840
ONE Gas, Inc.	1,362	120,564
Spire, Inc.	1,440	121,234
		361,638
Health Care Equipment and Supplies — 0.3%
Hartalega Holdings Bhd	11,700	14,248
Medtronic plc	2,267	201,332
		215,580
Health Care Providers and Services — 0.1%
Quest Diagnostics, Inc.	629	60,623
Hotels, Restaurants and Leisure — 0.1%
Carnival Corp.	463	25,400
Yum China Holdings, Inc.	530	25,196
		50,596
Household Products — 0.2%
Kimberly-Clark Corp.	499	64,062
Procter & Gamble Co. (The)	880	93,702
		157,764
Independent Power and Renewable Electricity Producers — 0.1%
Aboitiz Power Corp.	13,400	9,707
China Longyuan Power Group Corp. Ltd., H Shares	19,000	13,061
China Resources Power Holdings Co. Ltd.	8,000	11,192
Datang International Power Generation Co. Ltd., H Shares	58,000	15,013
SDIC Power Holdings Co. Ltd., A Shares	8,200	9,847
		58,820
Industrial Conglomerates — 0.1%
3M Co.	121	22,931
Alfa SAB de CV, Class A	30,600	30,829
CITIC Ltd.	24,000	34,893
Smiths Group plc	463	9,204
		97,857
Insurance — 0.7%
Aflac, Inc.	1,480	74,562
China Life Insurance Co. Ltd., A Shares	2,400	10,709
Chubb Ltd.	531	77,101

DB Insurance Co. Ltd.	558	32,673
Fubon Financial Holding Co. Ltd.	12,000	17,694
Hyundai Marine & Fire Insurance Co. Ltd.	271	8,874
IRB Brasil Resseguros S/A	400	9,635
Marsh & McLennan Cos., Inc.	382	36,019
People's Insurance Co. Group of China Ltd. (The), H Shares	21,000	8,572
Ping An Insurance Group Co. of China Ltd., H Shares	5,000	60,246
Powszechny Zaklad Ubezpieczen SA	2,969	32,628
ProAssurance Corp.	898	33,702
Shin Kong Financial Holding Co. Ltd.	99,065	27,980
		430,395
IT Services — 0.3%
Automatic Data Processing, Inc.	472	77,592
Infosys Ltd. ADR	6,000	64,560
Paychex, Inc.	463	39,036
		181,188
Machinery — 0.2%
Atlas Copco AB, B Shares	906	25,801
Deere & Co.	188	31,139
Sany Heavy Industry Co. Ltd., A Shares	8,700	15,718
Sinotruk Hong Kong Ltd.	5,000	10,831
Weichai Power Co. Ltd., H Shares	19,000	31,076
		114,565
Media†
Chinese Universe Publishing and Media Group Co. Ltd., A Shares	6,100	12,821
Megacable Holdings SAB de CV	3,200	14,061
		26,882
Metals and Mining — 0.2%
Anglo American Platinum Ltd.	67	3,383
Cia Siderurgica Nacional SA ADR(2)	1,900	6,935
Kumba Iron Ore Ltd.	743	22,302
POSCO	50	10,919
Vale SA ADR	6,200	79,236
		122,775
Mortgage Real Estate Investment Trusts (REITs) — 3.3%
AGNC Investment Corp.	20,850	370,922
Blackstone Mortgage Trust, Inc., Class A	11,182	397,967
New Residential Investment Corp.	29,675	498,837
Starwood Property Trust, Inc.	17,738	408,861
TPG RE Finance Trust, Inc.	24,810	489,005
		2,165,592
Multi-Utilities — 0.3%
Ameren Corp.	1,054	76,699
NorthWestern Corp.	955	66,707
WEC Energy Group, Inc.	921	72,234
		215,640
Oil, Gas and Consumable Fuels — 5.1%
Bukit Asam Tbk PT	30,700	8,522
Chevron Corp.	769	92,326

China Petroleum & Chemical Corp., H Shares	68,000	52,132
China Shenhua Energy Co. Ltd., H Shares	4,000	8,848
CNOOC Ltd.	39,000	70,559
Ecopetrol SA ADR	1,200	22,188
Energy Transfer LP	17,308	261,697
Enterprise Products Partners LP	22,776	652,077
EQM Midstream Partners LP	4,442	204,332
Gazprom PJSC ADR	2,423	12,151
Grupa Lotos SA	755	16,453
Hess Midstream Partners LP	10,515	232,381
Kunlun Energy Co. Ltd.	26,000	27,463
LUKOIL PJSC ADR	359	30,546
MOL Hungarian Oil & Gas plc	2,530	29,047
MPLX LP	8,143	262,693
Noble Midstream Partners LP	6,332	218,011
Occidental Petroleum Corp.	210	12,365
PetroChina Co. Ltd., H Shares	4,000	2,542
Petroleo Brasileiro SA ADR	3,690	50,922
Phillips 66 Partners LP	5,328	263,896
Plains All American Pipeline LP	14,804	342,713
Reliance Industries Ltd. GDR	1,146	45,953
Royal Dutch Shell plc, Class A ADR	167	10,610
Shell Midstream Partners LP	14,185	285,260
TOTAL SA ADR	1,794	99,872
Yanzhou Coal Mining Co. Ltd., H Shares	20,000	21,330
		3,336,889
Paper and Forest Products†
Lee & Man Paper Manufacturing Ltd.	27,000	21,869
Personal Products — 0.1%
LG Household & Health Care Ltd. Preference Shares	35	24,243
Unilever NV NY Shares	318	19,242
		43,485
Pharmaceuticals — 0.5%
Johnson & Johnson	1,053	148,684
Merck & Co., Inc.	571	44,943
Novartis AG ADR	743	61,097
Pfizer, Inc.	1,169	47,473
		302,197
Real Estate Management and Development — 0.2%
Agile Group Holdings Ltd.	6,000	9,080
China Resources Land Ltd.	10,000	43,415
China Vanke Co. Ltd., H Shares	4,800	18,509
CIFI Holdings Group Co. Ltd.	18,000	11,972
Country Garden Holdings Co. Ltd.	13,000	20,986
Logan Property Holdings Co. Ltd.	8,000	12,770
Longfor Group Holdings Ltd.	3,500	12,916
Shui On Land Ltd.	126,500	30,820
		160,468

Road and Rail†
Norfolk Southern Corp.	158	32,235
Semiconductors and Semiconductor Equipment — 0.2%
Applied Materials, Inc.	419	18,466
Intel Corp.	83	4,236
Maxim Integrated Products, Inc.	1,095	65,700
Nanya Technology Corp.	7,000	14,817
SK Hynix, Inc.	353	23,814
		127,033
Software†
Microsoft Corp.	247	32,258
Technology Hardware, Storage and Peripherals — 0.3%
Lenovo Group Ltd.	18,000	16,690
Lite-On Technology Corp.	21,000	29,566
Samsung Electronics Co. Ltd.	2,811	110,143
Samsung Electronics Co. Ltd. Preference Shares	1,374	43,687
		200,086
Textiles, Apparel and Luxury Goods†
Tapestry, Inc.	202	6,519
Thrifts and Mortgage Finance — 0.1%
Capitol Federal Financial, Inc.	3,937	54,331
Transportation Infrastructure — 0.1%
International Container Terminal Services, Inc.	13,290	32,274
Taiwan High Speed Rail Corp.	22,000	26,771
		59,045
Wireless Telecommunication Services — 0.2%
America Movil SAB de CV, Class L ADR	800	11,816
China Mobile Ltd.	10,000	95,194
SK Telecom Co. Ltd.	141	29,872
		136,882
TOTAL COMMON STOCKS (Cost $16,791,479)		18,661,296
PREFERRED STOCKS — 9.9%
Banks — 5.7%
Bank of America Corp., 5.20%	33,000	33,639
Bank of America Corp., 5.875%	190,000	196,501
Bank of America Corp., 6.50%	418,000	458,107
Citigroup, Inc., 5.95%	95,000	98,671
JPMorgan Chase & Co., 5.15%	75,000	75,985
JPMorgan Chase & Co., 6.10%	186,000	197,741
PNC Capital Trust C, 3.20%	1,079,000	994,672
SunTrust Banks, Inc., 5.125%	501,000	485,163
U.S. Bancorp, 5.30%	296,000	308,103
U.S. Bancorp, 6.50%	15,377	411,335
Wells Fargo & Co., 6.38%	507,000	510,169
		3,770,086
Capital Markets — 1.1%
Charles Schwab Corp. (The), 5.00%	675,000	655,908
Goldman Sachs Group, Inc. (The), 5.30%	56,000	58,010
		713,918

Diversified Financial Services — 0.1%
Voya Financial, Inc., 6.125%	60,000	62,438
Equity Real Estate Investment Trusts (REITs) — 1.0%
Kimco Realty Corp., 5.625%	530	13,197
Public Storage, 5.40%	18,271	462,256
Public Storage, 5.60%	6,789	176,718
SITE Centers Corp., 6.25%	500	12,800
		664,971
Multi-Utilities — 1.4%
NextEra Energy Capital Holdings, Inc., 5.25%	7,367	189,700
SCE Trust II, 5.10%	35,406	754,856
		944,556
Oil, Gas and Consumable Fuels — 0.6%
Plains All American Pipeline LP, 6.125%	380,000	364,502
TOTAL PREFERRED STOCKS (Cost $6,503,885)		6,520,471
CONVERTIBLE PREFERRED STOCKS — 2.8%
Banks — 1.0%
Bank of America Corp., 7.25%	248	327,487
Wells Fargo & Co., 7.50%	262	342,549
		670,036
Chemicals — 0.5%
International Flavors & Fragrances, Inc., 6.00%, 9/15/21	6,448	338,069
Equity Real Estate Investment Trusts (REITs) — 1.0%
QTS Realty Trust, Inc., 6.50%	5,748	634,809
Health Care Equipment and Supplies — 0.1%
Danaher Corp., 4.75%, 4/15/22	41	43,193
Machinery — 0.2%
Stanley Black & Decker, Inc., 5.375%, 5/15/20	1,534	157,097
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,736,871)		1,843,204
CONVERTIBLE BONDS — 2.5%
Air Freight and Logistics — 0.3%
Air Transport Services Group, Inc., 1.125%, 10/15/24(3)	201,000	201,377
Airlines — 0.1%
Citigroup Global Markets Holdings, Inc., (convertible into Southwest Airlines Co.), 6.35%, 9/17/19(3)(4)	572	29,853
Banks — 0.2%
Merrill Lynch International & Co. C.V., (convertible into Bank of America Corp.), 9.80%, 6/19/19(3)(4)	127	23,500
Merrill Lynch International & Co. C.V., (convertible into Bank of America Corp.), 8.50%, 5/31/19(3)(4)	1,025	74,128
		97,628
Biotechnology — 0.1%
Credit Suisse AG, (convertible into Celgene Corp.), 9.10%, 9/19/19(3)(4)	387	35,562
Construction Materials — 0.3%
Credit Suisse AG, (convertible into Martin Marietta Materials, Inc.), 5.50%, 5/14/19(3)(4)	99	19,599
Morgan Stanley B.V., (convertible into Martin Marietta Materials, Inc.), 4.54%, 5/10/19(3)(4)	81	16,671
Royal Bank of Canada, (convertible into Martin Marietta Materials, Inc.), 6.65%, 8/2/19(3)(4)	199	38,121
Royal Bank of Canada, (convertible into Martin Marietta Materials, Inc.), 5.60%, 8/12/19(3)(4)	71	13,681
Wells Fargo Bank N.A., (convertible into Martin Marietta Materials, Inc.), 5.10%, 8/1/19(3)(4)	452	86,567
		174,639

Diversified Financial Services — 0.2%
Citigroup Global Markets Holdings, Inc., (convertible into Berkshire Hathaway, Inc., Class B), 1.63%, 8/13/19(3)(4)	83	17,141
Goldman Sachs International, (convertible into Berkshire Hathaway, Inc., Class B), 2.75%, 7/10/19(3)(4)	548	112,965
		130,106
Energy Equipment and Services — 0.1%
Wells Fargo Bank N.A., (convertible into Schlumberger Ltd.), 8.93%, 7/22/19(3)(4)	1,933	82,732
Health Care Technology — 0.1%
Credit Suisse AG, (convertible into Cerner Corp.), 2.80%, 10/17/19(3)(4)	969	62,223
Morgan Stanley B.V., (convertible into Cerner Corp.), 1.48%, 10/31/19(3)(4)	424	27,505
		89,728
Insurance — 0.1%
AXA SA, 7.25%, 5/15/21(3)	59,000	64,373
Semiconductors and Semiconductor Equipment — 1.0%
Microchip Technology, Inc., 1.625%, 2/15/27(3)	232,000	301,568
Teradyne, Inc., 1.25%, 12/15/23(3)	227,000	372,658
		674,226
Software†
Palo Alto Networks, Inc., 0.75%, 7/1/23(3)	9,000	10,246
Specialty Retail†
Royal Bank of Canada, (convertible into Lowe’s Cos., Inc.), 8.12%, 6/17/19(3)(4)	121	11,917
Technology Hardware, Storage and Peripherals†
Western Digital Corp., 1.50%, 2/1/24(3)	9,000	8,052
TOTAL CONVERTIBLE BONDS (Cost $1,444,268)		1,610,439
CORPORATE BONDS — 2.1%
Aerospace and Defense†
Lockheed Martin Corp., 3.80%, 3/1/45	20,000	19,722
Automobiles — 0.1%
Ford Motor Co., 4.35%, 12/8/26	45,000	44,243
General Motors Financial Co., Inc., 5.25%, 3/1/26	35,000	37,073
		81,316
Banks — 0.1%
Citigroup, Inc., 4.00%, 8/5/24	60,000	61,964
Wells Fargo & Co., MTN, 4.65%, 11/4/44	50,000	51,948
		113,912
Biotechnology — 0.1%
Amgen, Inc., 4.66%, 6/15/51	40,000	40,587
Building Products — 0.1%
Masco Corp., 4.45%, 4/1/25	35,000	36,315
Consumer Finance — 0.1%
Capital One Financial Corp., 3.80%, 1/31/28	40,000	39,496
Containers and Packaging — 0.1%
Ball Corp., 5.00%, 3/15/22	20,000	20,850
Berry Global, Inc., 5.125%, 7/15/23	20,000	20,375
International Paper Co., 4.40%, 8/15/47	25,000	23,179
		64,404
Electronic Equipment, Instruments and Components†
Vishay Intertechnology, Inc., 2.25%, 6/15/25(3)	12,000	11,549
Energy Equipment and Services†
Ensco Rowan plc, 8.00%, 1/31/24	11,000	10,368

Entertainment — 0.1%
Walt Disney Co. (The), 6.90%, 8/15/39(3)		25,000	35,408
Equity Real Estate Investment Trusts (REITs) — 0.1%
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 4.50%, 9/1/26		35,000	34,738
Food and Staples Retailing†
Tesco plc, MTN, 5.50%, 12/13/19	GBP	10,000	13,354
Gas Utilities — 0.1%
Sunoco Logistics Partners Operations LP, 4.00%, 10/1/27		$50,000	49,725
Health Care Providers and Services — 0.2%
Anthem, Inc., 3.65%, 12/1/27		40,000	39,690
DaVita, Inc., 5.125%, 7/15/24		35,000	35,088
Express Scripts Holding Co., 4.50%, 2/25/26		50,000	52,306
HCA, Inc., 5.00%, 3/15/24		20,000	21,198
			148,282
Hotels, Restaurants and Leisure — 0.1%
International Game Technology plc, 6.25%, 2/15/22(3)		35,000	36,662
Household Durables — 0.1%
Lennar Corp., 4.75%, 5/30/25		35,000	35,963
Insurance — 0.2%
American International Group, Inc., 4.125%, 2/15/24		40,000	41,787
Liberty Mutual Group, Inc., VRN, 5.52%, (3-month LIBOR plus 2.91%), 3/7/67(3)		25,000	23,792
Prudential Financial, Inc., 3.94%, 12/7/49		50,000	49,035
			114,614
Media — 0.1%
Comcast Corp., 4.75%, 3/1/44		45,000	49,041
CSC Holdings LLC, 6.75%, 11/15/21		15,000	16,088
Sirius XM Radio, Inc., 6.00%, 7/15/24(3)		20,000	20,725
			85,854
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Starwood Property Trust, Inc., 5.00%, 12/15/21		50,000	51,187
Multi-Utilities — 0.2%
Dominion Energy, Inc., 4.90%, 8/1/41		25,000	26,770
Exelon Generation Co. LLC, 5.60%, 6/15/42		50,000	53,379
Sempra Energy, 3.25%, 6/15/27		50,000	48,309
			128,458
Oil, Gas and Consumable Fuels — 0.1%
Antero Resources Corp., 5.125%, 12/1/22		20,000	20,150
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39		35,000	41,594
MPLX LP, 4.875%, 12/1/24		47,000	50,216
			111,960
Pharmaceuticals — 0.1%
Allergan Funding SCS, 4.55%, 3/15/35		40,000	39,417
Specialty Retail†
Home Depot, Inc. (The), 5.95%, 4/1/41		20,000	25,569
Technology Hardware, Storage and Peripherals†
Dell International LLC / EMC Corp., 5.875%, 6/15/21(3)		20,000	20,374
Wireless Telecommunication Services†
Sprint Communications, Inc., 6.00%, 11/15/22		20,000	20,175
TOTAL CORPORATE BONDS (Cost $1,345,215)			1,369,409

COLLATERALIZED MORTGAGE OBLIGATIONS — 1.3%
Private Sponsor Collateralized Mortgage Obligations — 0.9%
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 4.33%, 2/25/35	13,223	13,455
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 4.07%, 11/25/34	3,289	3,229
Chase Mortgage Finance Trust, Series 2007-A2, Class 6A2 SEQ, VRN, 4.38%, 7/25/37	1,247	1,207
Citicorp Mortgage Securities Trust, Series 2007-8, Class 1A3, 6.00%, 9/25/37	4,316	4,571
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 4.43%, 8/25/34	15,712	15,731
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 4.48%, 8/25/35	5,160	5,281
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2, VRN, 4.55%, (1-year H15T1Y plus 2.15%), 9/25/35	18,495	18,862
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates, Series 2005-3, Class 1A1, VRN, 5.36%, 7/25/35	7,219	7,520
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 4.50%, 9/25/35	17,558	18,039
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, VRN, 4.41%, 9/25/35	10,415	10,625
JPMorgan Mortgage Trust, Series 2005-A4, Class 1A1, VRN, 4.35%, 7/25/35	5,817	5,889
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 4.19%, 7/25/35	5,508	5,528
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 4.32%, 8/25/35	3,797	3,703
JPMorgan Mortgage Trust, Series 2005-S2, Class 3A1, VRN, 7.16%, 2/25/32	232	238
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 4.45%, 11/21/34	17,123	17,776
Sequoia Mortgage Trust, Series 2017-CH2, Class A10 SEQ, VRN, 4.00%, 12/25/47(3)	45,680	46,238
Thornburg Mortgage Securities Trust, Series 2006-4, Class A2B, VRN, 4.25%, 7/25/36	21,791	21,139
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 4.46%, 3/25/35	8,022	7,958
WaMu Mortgage Pass-Through Certificates, Series 2005-AR7, Class A3, VRN, 4.11%, 8/25/35	3,712	3,778
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-A, Class A1, VRN, 5.02%, 2/25/34	7,921	8,295
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 4.97%, 12/25/34	7,586	7,794
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 2A1, 5.50%, 1/25/36	63,434	64,384
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-18, Class 1A1, 5.50%, 1/25/36	12,676	12,660
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR4, Class 2A1, VRN, 5.11%, 4/25/35	2,688	2,740
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR7, Class 1A1, VRN, 4.96%, 5/25/35	3,300	3,424
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-4, Class 2A1, 6.00%, 4/25/36	9,454	9,404
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-6, Class 1A16 SEQ, 5.75%, 5/25/36	15,678	15,340
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-8, Class A10 SEQ, 6.00%, 7/25/36	9,035	9,088
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-8, Class A15, 6.00%, 7/25/36	60,727	61,084
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR1, Class 2A5 SEQ, VRN, 5.16%, 3/25/36	4,633	4,597
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 1A1, VRN, 4.82%, 7/25/36	2,775	2,813
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 4A1, VRN, 5.18%, 7/25/36	16,945	17,155
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A6 SEQ, VRN, 4.67%, 7/25/36	32,469	32,841
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR12, Class 1A1, VRN, 4.72%, 9/25/36	17,789	18,056
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR14, Class 2A1, VRN, 4.75%, 10/25/36	9,482	9,441
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR16, Class A1, VRN, 4.70%, 10/25/36	22,193	22,076
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A36, 6.00%, 8/25/37	14,730	14,766
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-15, Class A1, 6.00%, 11/25/37	7,885	7,923
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-4, Class A15, 6.00%, 4/25/37	6,779	6,816
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-7, Class A1, 6.00%, 6/25/37	13,487	13,683
		555,147
U.S. Government Agency Collateralized Mortgage Obligations — 0.4%
FHLMC, Series 2015-HQ2, Class M3, VRN, 5.73%, (1-month LIBOR plus 3.25%), 5/25/25	50,000	54,040
FHLMC, Series 2017-DNA2, Class M1, VRN, 3.68%, (1-month LIBOR plus 1.20%), 10/25/29	40,186	40,412
FHLMC, Series 2019-DNA1, Class M1, VRN, 3.38%, (1-month LIBOR plus 0.90%), 1/25/49(3)	50,000	50,102
FNMA, Series 2014-C02, Class 1M2, VRN, 5.08%, (1-month LIBOR plus 2.60%), 5/25/24	20,000	20,987

FNMA, Series 2016-C03, Class 2M2, VRN, 8.38%, (1-month LIBOR plus 5.90%), 10/25/28	4,672	5,279
FNMA, Series 2016-C05, Class 2M1, VRN, 3.83%, (1-month LIBOR plus 1.35%), 1/25/29	2,657	2,659
FNMA, Series 2017-C03, Class 1M1, VRN, 3.43%, (1-month LIBOR plus 0.95%), 10/25/29	39,139	39,211
FNMA, Series 2018-C01, Class 1M1, VRN, 3.08%, (1-month LIBOR plus 0.60%), 7/25/30	22,565	22,561
FNMA, Series 2018-C02, Class 2M1, VRN, 3.13%, (1-month LIBOR plus 0.65%), 8/25/30	28,577	28,563
		263,814
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $802,894)		818,961
EXCHANGE-TRADED FUNDS — 1.2%
Alerian MLP ETF	21,553	214,237
iShares China Large-Cap ETF	1,030	45,825
iShares MSCI Emerging Markets ETF	1,300	57,109
iShares MSCI India ETF	6,140	218,031
iShares MSCI Russia ETF	1,350	48,249
iShares MSCI Thailand ETF	950	86,061
iShares Russell 1000 Value ETF	1,010	129,027
TOTAL EXCHANGE-TRADED FUNDS (Cost $773,053)		798,539
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.7%
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.49%, 4/14/33(3)	25,000	25,325
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class B, VRN, 4.49%, 10/10/47	10,000	10,455
Commercial Mortgage Pass-Through Certificates, Series 2016-CR28, Class B, VRN, 4.80%, 2/10/49	35,000	37,414
Commercial Mortgage Trust, Series 2015-CR22, Class B, VRN, 3.93%, 3/10/48	25,000	25,384
Commercial Mortgage Trust, Series 2017-PANW, Class A SEQ, 3.24%, 10/10/29(3)	25,000	25,192
Core Industrial Trust, Series 2015-CALW, Class C, 3.56%, 2/10/34(3)	25,000	25,253
Core Industrial Trust, Series 2015-TEXW, Class B, 3.33%, 2/10/34(3)	25,000	25,190
CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class AS, VRN, 3.67%, 11/15/50	25,000	25,377
GS Mortgage Securities Trust, Series 2015-GC28, Class AS, 3.76%, 2/10/48	15,000	15,415
GS Mortgage Securities Trust, Series 2016-GS2, Class B, VRN, 3.76%, 5/10/49	25,000	25,432
Hudson Yards Mortgage Trust, Series 2016-10HY, Class A SEQ, 2.84%, 8/10/38(3)	25,000	24,506
Hudson Yards Mortgage Trust, Series 2016-10HY, Class B, VRN, 3.08%, 8/10/38(3)	10,000	9,796
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 8/15/47	25,000	25,901
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4 SEQ, 3.41%, 3/15/50	20,000	20,404
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class B, 3.46%, 8/15/49	25,000	24,807
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class AS, 3.14%, 8/15/49	25,000	24,654
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C34, Class A3 SEQ, 3.28%, 11/15/52	25,000	25,248
UBS Commercial Mortgage Trust, Series 2017-C1, Class A3 SEQ, 3.20%, 6/15/50	50,000	50,128
Wells Fargo Commercial Mortgage Trust, Series 2017-C38, Class A4 SEQ, 3.19%, 7/15/50	25,000	25,044
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $475,011)		470,925
ASSET-BACKED SECURITIES — 0.6%
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class B, 3.42%, 12/20/21(3)	25,000	25,014
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class B, 3.24%, 5/25/29(3)	14,067	13,896
Colony Starwood Homes, Series 2016-2A, Class A, VRN, 3.72%, (1-month LIBOR plus 1.25%), 12/17/33(3)	14,608	14,621
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(3)	2,766	2,760
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(3)	21,808	21,610
Hilton Grand Vacations Trust, Series 2017-AA, Class A SEQ, 2.66%, 12/26/28(3)	5,304	5,270
Invitation Homes Trust, Series 2017-SFR2, Class A, VRN, 3.32%, (1-month LIBOR plus 0.85%), 12/17/36(3)	24,054	23,927
Invitation Homes Trust, Series 2017-SFR2, Class B, VRN, 3.62%, (1-month LIBOR plus 1.15%), 12/17/36(3)	25,000	25,038
Invitation Homes Trust, Series 2018-SFR1, Class C, VRN, 3.72%, (1-month LIBOR plus 1.25%), 3/17/37(3)	25,000	24,971

Marriott Vacation Club Owner Trust, Series 2012-1A, Class B, VRN, 3.50%, 5/20/30(3)	2,989	2,976
MVW Owner Trust, Series 2013-1A, Class A SEQ, 2.15%, 4/22/30(3)	20,723	20,582
MVW Owner Trust, Series 2017-1A, Class B, 2.75%, 12/20/34(3)	30,154	29,717
Progress Residential Trust, Series 2016-SFR2, Class A SEQ, VRN, 3.87%, (1-month LIBOR plus 1.40%), 1/17/34(3)	14,985	14,999
Progress Residential Trust, Series 2017-SFR1, Class A SEQ, 2.77%, 8/17/34(3)	24,920	24,697
Progress Residential Trust, Series 2017-SFR2, Class A SEQ, 2.90%, 12/17/34(3)	25,000	24,879
Sierra Timeshare Conduit Receivables Funding LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(3)	3,054	3,050
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A SEQ, 2.40%, 3/22/32(3)	3,090	3,079
Sierra Timeshare Receivables Funding LLC, Series 2015-2A, Class A SEQ, 2.43%, 6/20/32(3)	7,062	7,013
Sierra Timeshare Receivables Funding LLC, Series 2015-3A, Class A SEQ, 2.58%, 9/20/32(3)	8,577	8,550
Sierra Timeshare Receivables Funding LLC, Series 2016-2A, Class A SEQ, 2.33%, 7/20/33(3)	2,192	2,163
Towd Point Mortgage Trust, Series 2017-3, Class M1, VRN, 3.50%, 7/25/57(3)	100,000	98,790
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(3)	19,985	19,788
TOTAL ASSET-BACKED SECURITIES (Cost $420,315)		417,390
U.S. TREASURY SECURITIES — 0.6%
U.S. Treasury Notes, 2.375%, 2/29/24	200,000	200,965
U.S. Treasury Notes, 3.125%, 11/15/28	200,000	210,578
TOTAL U.S. TREASURY SECURITIES (Cost $406,156)		411,543
COLLATERALIZED LOAN OBLIGATIONS — 0.4%
Ares XXXIIR CLO Ltd., Series 2014-32RA, Class A2A, VRN, 4.23%, (3-month LIBOR plus 1.55%), 5/15/30(3)	25,000	24,651
Carlyle Global Market Strategies CLO Ltd., Series 2014-1A, Class A1R2, VRN, 3.56%, (3-month LIBOR plus 0.97%), 4/17/31(3)	50,000	49,311
CBAM Ltd., Series 2018-5A, Class B1, VRN, 3.99%, (3-month LIBOR plus 1.40%), 4/17/31(3)	25,000	24,159
Dryden 41 Senior Loan Fund, Series 2015-41A, Class AR, VRN, 3.57%, (3-month LIBOR plus 0.97%), 4/15/31(3)	50,000	49,159
Dryden 64 CLO Ltd., Series 2018-64A, Class A, VRN, 3.57%, (3-month LIBOR plus 0.97%), 4/18/31(3)	25,000	24,632
Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class B, VRN, 4.35%, (3-month LIBOR plus 1.75%), 4/18/31(3)	35,000	34,930
Symphony CLO XIX Ltd., Series 2018-19A, Class A, VRN, 3.56%, (3-month LIBOR plus 0.96%), 4/16/31(3)	50,000	49,256
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $258,841)		256,098
TEMPORARY CASH INVESTMENTS — 5.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class	3,388,408	3,388,408
U.S. Treasury Bills, 2.46%, 6/13/19(5)(6)	200,000	199,430
TOTAL TEMPORARY CASH INVESTMENTS (Cost $3,587,836)		3,587,838
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $63,177,309)		65,571,979
OTHER ASSETS AND LIABILITIES — 0.2%		151,431
TOTAL NET ASSETS — 100.0%		$65,723,410

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	1,693,345	USD	425,485	Goldman Sachs & Co.	6/19/19	$4,764
BRL	50,996	USD	12,792	Goldman Sachs & Co.	6/19/19	165
CAD	171,000	USD	129,093	Morgan Stanley	6/19/19	(1,294)
CAD	14,385	USD	10,752	Morgan Stanley	6/19/19	(2)
CAD	868,747	USD	648,754	Morgan Stanley	6/19/19	515
CAD	15,196	USD	11,413	Morgan Stanley	6/19/19	(56)
CAD	26,370	USD	19,787	Morgan Stanley	6/19/19	(79)
CAD	21,819	USD	16,417	Morgan Stanley	6/19/19	(111)
CAD	9,382	USD	7,026	Morgan Stanley	6/19/19	(14)
CAD	14,369	USD	10,663	Morgan Stanley	6/19/19	76
CAD	24,691	USD	18,316	Morgan Stanley	6/19/19	137
USD	281,085	CAD	375,633	Morgan Stanley	6/19/19	350
CHF	314	USD	316	UBS AG	6/28/19	(7)
USD	4,186	CHF	4,247	UBS AG	6/28/19	(4)
USD	119,954	CHF	118,017	UBS AG	6/28/19	3,497
USD	3,576	CHF	3,567	UBS AG	6/28/19	56
CLP	11,789,419	USD	17,592	Goldman Sachs & Co.	6/19/19	(190)
CLP	171,717,278	USD	252,266	Goldman Sachs & Co.	6/19/19	1,189
USD	273,919	CLP	183,506,697	Goldman Sachs & Co.	6/19/19	3,063
COP	474,058,436	USD	145,455	Goldman Sachs & Co.	6/19/19	820
CZK	6,454,464	USD	283,800	UBS AG	6/19/19	(1,013)
CZK	15,912,761	USD	700,500	UBS AG	6/19/19	(3,320)
CZK	240,394	USD	10,539	UBS AG	6/19/19	(6)
CZK	243,214	USD	10,610	UBS AG	6/19/19	46
CZK	439,742	USD	19,082	UBS AG	6/19/19	184
USD	27,966	CZK	633,491	UBS AG	6/19/19	211
USD	254,374	CZK	5,820,973	UBS AG	6/19/19	(658)
EUR	99,718	USD	112,855	JPMorgan Chase Bank N.A.	6/19/19	(555)
EUR	40,332	USD	45,988	JPMorgan Chase Bank N.A.	6/19/19	(567)
USD	10,118	EUR	8,995	JPMorgan Chase Bank N.A.	6/19/19	(12)
USD	296,408	EUR	264,359	JPMorgan Chase Bank N.A.	6/19/19	(1,308)
USD	572,932	EUR	502,947	JPMorgan Chase Bank N.A.	6/19/19	6,522
USD	10,213	EUR	9,031	JPMorgan Chase Bank N.A.	6/19/19	43
USD	9,322	EUR	8,260	JPMorgan Chase Bank N.A.	6/19/19	20
USD	11,498	EUR	10,205	JPMorgan Chase Bank N.A.	6/19/19	6
USD	9,327	EUR	8,205	JPMorgan Chase Bank N.A.	6/19/19	87
USD	13,067	EUR	11,655	JPMorgan Chase Bank N.A.	6/19/19	(59)
USD	294,448	EUR	261,341	JPMorgan Chase Bank N.A.	6/19/19	130
USD	107,311	EUR	94,057	Credit Suisse AG	6/28/19	1,303
USD	8,804	EUR	7,854	Credit Suisse AG	6/28/19	(48)
GBP	730	USD	970	JPMorgan Chase Bank N.A.	6/28/19	(15)
GBP	2,479	USD	3,258	JPMorgan Chase Bank N.A.	6/28/19	(16)
GBP	3,476	USD	4,495	JPMorgan Chase Bank N.A.	6/28/19	51
USD	13,404	GBP	10,193	Bank of America N.A.	6/19/19	79
USD	29,174	GBP	22,009	JPMorgan Chase Bank N.A.	6/28/19	387
USD	847	GBP	643	JPMorgan Chase Bank N.A.	6/28/19	6
USD	766	GBP	584	JPMorgan Chase Bank N.A.	6/28/19	2

HUF	16,153,321	USD	58,507	UBS AG	6/19/19	(2,385)
USD	13,606	HUF	3,892,539	UBS AG	6/19/19	82
USD	16,543	HUF	4,772,167	UBS AG	6/19/19	(37)
USD	285,597	HUF	79,846,740	UBS AG	6/19/19	8,182
USD	282,832	HUF	78,893,200	UBS AG	6/19/19	8,730
USD	21,914	HUF	6,207,699	UBS AG	6/19/19	347
USD	14,201	HUF	4,055,350	UBS AG	6/19/19	111
USD	14,341	HUF	4,098,110	UBS AG	6/19/19	103
USD	9,289	HUF	2,637,408	UBS AG	6/19/19	125
USD	5,634	HUF	1,622,922	UBS AG	6/19/19	(4)
IDR	3,658,026,971	USD	253,977	Goldman Sachs & Co.	6/19/19	1,653
IDR	4,163,903,921	USD	291,080	Goldman Sachs & Co.	6/19/19	(99)
USD	253,291	IDR	3,658,026,971	Goldman Sachs & Co.	6/19/19	(2,339)
JPY	21,594	USD	197	Bank of America N.A.	6/28/19	(2)
JPY	33,245	USD	299	Bank of America N.A.	6/28/19	1
USD	7,341	JPY	802,418	Bank of America N.A.	6/28/19	104
USD	291	JPY	32,246	Bank of America N.A.	6/28/19	1
USD	299	JPY	33,246	Bank of America N.A.	6/28/19	(1)
KZT	215,207,649	USD	560,291	Goldman Sachs & Co.	6/19/19	764
KZT	4,405,574	USD	11,488	Goldman Sachs & Co.	6/19/19	(2)
KZT	4,905,550	USD	12,758	Goldman Sachs & Co.	6/19/19	31
KZT	4,877,658	USD	12,744	Goldman Sachs & Co.	6/19/19	(27)
USD	55,755	KZT	21,465,803	Goldman Sachs & Co.	6/19/19	(207)
USD	251,613	KZT	96,870,923	Goldman Sachs & Co.	6/19/19	(934)
MYR	2,323,987	USD	569,158	Goldman Sachs & Co.	6/19/19	(8,197)
MYR	38,586	USD	9,434	Goldman Sachs & Co.	6/19/19	(120)
MYR	49,608	USD	12,100	Goldman Sachs & Co.	6/19/19	(125)
MYR	39,519	USD	9,553	Goldman Sachs & Co.	6/19/19	(14)
USD	55,157	MYR	225,371	Goldman Sachs & Co.	6/19/19	757
USD	256,412	MYR	1,047,956	Goldman Sachs & Co.	6/19/19	3,458
NOK	4,966,887	USD	573,683	Goldman Sachs & Co.	6/19/19	3,109
NOK	2,477,779	USD	287,022	Goldman Sachs & Co.	6/19/19	716
NOK	4,825,457	USD	563,695	Goldman Sachs & Co.	6/19/19	(3,326)
NOK	223,119	USD	25,986	Goldman Sachs & Co.	6/19/19	(76)
NOK	144,288	USD	16,851	Goldman Sachs & Co.	6/19/19	(95)
NOK	178,922	USD	20,830	Goldman Sachs & Co.	6/19/19	(52)
NOK	176,697	USD	20,744	Goldman Sachs & Co.	6/19/19	(225)
NOK	153,139	USD	17,845	Goldman Sachs & Co.	6/19/19	(61)
NOK	265,161	USD	30,661	Goldman Sachs & Co.	6/19/19	132
NOK	89,733	USD	10,362	Goldman Sachs & Co.	6/19/19	59
USD	148,686	NOK	1,269,377	Goldman Sachs & Co.	6/19/19	1,276
USD	128,673	NOK	1,096,337	Goldman Sachs & Co.	6/19/19	1,358
USD	262,104	NOK	2,230,048	Goldman Sachs & Co.	6/19/19	3,134
NZD	37,061	USD	25,395	UBS AG	6/19/19	(620)
NZD	375,867	USD	257,905	UBS AG	6/19/19	(6,644)
NZD	406,187	USD	276,262	UBS AG	6/19/19	(4,733)
NZD	10,332	USD	6,989	UBS AG	6/19/19	(83)
NZD	13,408	USD	8,872	UBS AG	6/19/19	91
NZD	13,298	USD	8,820	UBS AG	6/19/19	70

USD	282,521	NZD	412,928	UBS AG	6/19/19	6,486
PEN	94,517	USD	28,607	Goldman Sachs & Co.	6/19/19	(82)
USD	16,053	PEN	53,606	Goldman Sachs & Co.	6/19/19	(126)
USD	283,123	PEN	939,091	Goldman Sachs & Co.	6/19/19	(294)
USD	12,428	PEN	41,230	Goldman Sachs & Co.	6/19/19	(15)
USD	9,831	PEN	32,438	Goldman Sachs & Co.	6/19/19	41
PHP	1,249,085	USD	23,491	Goldman Sachs & Co.	6/19/19	554
PHP	13,489,728	USD	255,125	Goldman Sachs & Co.	6/19/19	4,548
USD	280,478	PHP	14,738,813	Goldman Sachs & Co.	6/19/19	(3,239)
PLN	563,310	USD	148,471	Goldman Sachs & Co.	6/19/19	(869)
PLN	486,024	USD	129,227	Goldman Sachs & Co.	6/19/19	(1,877)
PLN	993,494	USD	264,160	Goldman Sachs & Co.	6/19/19	(3,840)
PLN	506,499	USD	134,200	Goldman Sachs & Co.	6/19/19	(1,485)
PLN	23,875	USD	6,331	Goldman Sachs & Co.	6/19/19	(75)
USD	16,458	PLN	62,917	Goldman Sachs & Co.	6/19/19	(28)
USD	32,363	PLN	124,411	Goldman Sachs & Co.	6/19/19	(235)
USD	1,425,653	PLN	5,444,995	Goldman Sachs & Co.	6/19/19	(1,074)
USD	259,437	PLN	972,084	Goldman Sachs & Co.	6/19/19	4,726
USD	5,804	PLN	22,000	Goldman Sachs & Co.	6/19/19	40
USD	25,333	PLN	96,520	Goldman Sachs & Co.	6/19/19	43
USD	28,881	PLN	110,296	Goldman Sachs & Co.	6/19/19	(19)
USD	30,124	PLN	115,353	Goldman Sachs & Co.	6/19/19	(101)
USD	19,174	PLN	72,810	Goldman Sachs & Co.	6/19/19	96
USD	11,785	PLN	44,786	Goldman Sachs & Co.	6/19/19	50
SEK	16,045,870	USD	1,717,100	Goldman Sachs & Co.	6/19/19	(21,111)
SEK	46,329	USD	5,048	Goldman Sachs & Co.	6/19/19	(151)
SEK	82,787	USD	8,939	Goldman Sachs & Co.	6/19/19	(189)
SEK	119,883	USD	12,992	Goldman Sachs & Co.	6/19/19	(321)
SEK	156,288	USD	16,843	Goldman Sachs & Co.	6/19/19	(324)
SEK	124,869	USD	13,571	Goldman Sachs & Co.	6/19/19	(373)
SEK	2,751,510	USD	293,341	Goldman Sachs & Co.	6/19/19	(2,516)
SEK	2,827,486	USD	299,568	Goldman Sachs & Co.	6/19/19	(713)
SEK	5,291	USD	559	Goldman Sachs & Co.	6/28/19	1
USD	287,333	SEK	2,679,266	Goldman Sachs & Co.	6/19/19	4,145
USD	154,602	SEK	1,425,006	Goldman Sachs & Co.	6/19/19	3,984
USD	9,258	SEK	85,488	Goldman Sachs & Co.	6/19/19	222
USD	637,932	SEK	5,918,287	Goldman Sachs & Co.	6/19/19	12,391
USD	699,820	SEK	6,467,979	Goldman Sachs & Co.	6/19/19	16,178
USD	1,051	SEK	9,930	Goldman Sachs & Co.	6/28/19	—
USD	17,939	SEK	164,493	Goldman Sachs & Co.	6/28/19	540
USD	918	SEK	8,516	Goldman Sachs & Co.	6/28/19	17
USD	668	SEK	6,161	Goldman Sachs & Co.	6/28/19	16
USD	660	SEK	6,088	Goldman Sachs & Co.	6/28/19	16
USD	525	SEK	4,856	Goldman Sachs & Co.	6/28/19	11
THB	933,930	USD	29,489	Goldman Sachs & Co.	6/19/19	(259)
THB	8,150,244	USD	257,308	Goldman Sachs & Co.	6/19/19	(2,219)
USD	286,793	THB	9,084,174	Goldman Sachs & Co.	6/19/19	2,473
						$33,404

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 10-Year Ultra Notes	1	June 2019	$100,000	$131,781	$1,513

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 10-Year Notes	80	June 2019	$8,000,000	$9,893,750	$(85,180)

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type‡	Fixed Rate Received (Paid)	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 32	Sell	5.00%	6/20/24	$300,000	$21,181	$3,370	$24,551
Markit CDX North America Investment Grade Index Series 32	Sell	1.00%	6/20/24	$100,000	2,336	(200)	2,136
					$23,517	$3,170	$26,687

§
Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

‡
The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

^
The value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CHF	-	Swiss Franc
CLP	-	Chilean Peso
COP	-	Colombian Peso
CZK	-	Czech Koruna
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GDR	-	Global Depositary Receipt
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
JPY	-	Japanese Yen
KZT	-	Kazakhstani Tenge
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
THB	-	Thai Baht
USD	-	United States Dollar
VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated.

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(2)	Non-income producing.

(3)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $2,664,039, which represented 4.1% of total net assets.

(4)	Equity-linked debt security. The aggregated value of these securities at the period end was $652,165, which represented 1.0% of total net assets.

(5)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $119,648.

(6)	The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Affiliated Funds	28,805,866	—	—
Common Stocks	14,740,651	3,920,645	—
Preferred Stocks	2,020,862	4,499,609	—
Convertible Preferred Stocks	1,843,204	—	—
Convertible Bonds	—	1,610,439	—
Corporate Bonds	—	1,369,409	—
Collateralized Mortgage Obligations	—	818,961	—
Exchange-Traded Funds	798,539	—	—
Commercial Mortgage-Backed Securities	—	470,925	—
Asset-Backed Securities	—	417,390	—
U.S. Treasury Securities	—	411,543	—
Collateralized Loan Obligations	—	256,098	—
Temporary Cash Investments	3,388,408	199,430	—
	51,597,530	13,974,449	—
Other Financial Instruments
Futures Contracts	1,513	—	—
Swap Agreements	—	26,687	—
Forward Foreign Currency Exchange Contracts	—	114,681	—
	1,513	141,368	—

Liabilities
Other Financial Instruments
Futures Contracts	85,180	—	—
Forward Foreign Currency Exchange Contracts	—	81,277	—
	85,180	81,277	—

3. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the period ended April 30, 2019 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Emerging Markets Debt Fund R6 Class	$7,895	$2,393	$3,208	$129	$7,209	710	$(8)	$232
International Value Fund R6 Class	6,800	3,146	3,211	(484)	6,251	819	(168)	272
NT High Income Fund G Class	10,845	7,003	3,270	113	14,691	1,513	(133)	603
Utilities Fund Investor Class	586	176	144	37	655	37	(8)	29
	$26,126	$12,718	$9,833	$(205)	$28,806	3,079	$(317)	$1,136

(1)
Investments are funds within the American Century Investments family of funds and are considered affiliated funds. The fund does not invest in an affiliated fund for the purpose of exercising management or control; however, investments by the fund within its investment strategy may represent a significant portion of an affiliated fund's net assets. Additional information and attributes of each affiliated fund are available at americancentury.com.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.